UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Registrant’s Telephone Number: 410.986.5600

Date of Fiscal Year End: April 30

Date of Reporting Period: May 1, 2008 - October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc.

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2008

MTB Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund –

Conservative Growth

Managed Allocation Fund –

Moderate Growth

Managed Allocation Fund –

Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund Large Cap Growth Fund Multi Cap Growth Fund Mid Cap Stock Fund Mid Cap Growth Fund Small Cap Stock Fund Small Cap Growth Fund International Equity Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds. This report covers the first half of the funds’ fiscal year, which is the 6-month reporting period from May 1, 2008 through October 31, 2008. Inside, you will find a complete listing of the funds’ holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investment Advisors, Inc., the advisor to the MTB Group of Funds, has provided the following review of the economy, bond and stock markets over the six-month reporting period:

The Economy

Third quarter 2008 Gross Domestic Product (“GDP”) numbers came in, and as expected, they were negative. During the last week of October, the Commerce Department reported its first estimate of GDP growth for the third quarter and it came in at an annualized rate of (0.30)%. This figure will be revised, but is expected to remain negative. Furthermore, negative economic growth is expected in the final quarter of this year, and into 2009. The National Bureau of Economic Research is the arbiter that determines the beginning and ending dates of U.S. recessions. From all of the data, it appears that the current slowdown began in early-to-mid 2008.

Turmoil in the capital markets and housing industry contributed to the economic downturn. At this time last year, the U.S. economy was growing at close to 4.00%. Now, the growth rate has turned negative.

Housing starts are under 900,000 units (annualized) versus 2 million units three years ago. Furthermore, there is a 10-month inventory of unsold homes. It will take time to correct this situation; however, actions are being taken to turn the cycle around. The Federal Open Market Committee lowered the overnight Federal Funds rate to 1.00%, and other government actions have provided over $700 billion in funds available to financial institutions.

In this environment, unemployment might reach 7.50% (from the current level of 6.50%) and consumer confidence could continue its decline. At this writing, inflation is contained, and the price of oil (always a wild card) is around $50 per barrel —a dramatic drop from the July price of $145 per barrel.

Minutes from the recent meeting of the Federal Reserve Board disclose expectations that the current economic contraction might last one year. Historically, U.S. recessions have lasted 2-3 quarters before recovery and expansion begin.

The Bond Markets

During the six months ended October 31, 2008, the corporate, agency, mortgaged-backed and municipal bond markets endured one of the worst periods of relative performance in over 70 years. Venerable financial institutions such as Lehman Brothers went bankrupt. Insurance giant AIG, and government-sponsored entities FNMA (“Fannie Mae”) and FHLMC (“Freddie Mac”) received loans or other assistance to maintain their activities, liquidity, and net worth. Finally, banks and brokers such as Washington Mutual, Wachovia, and Merrill Lynch were seized by the FDIC or taken over by “healthier” institutions.

During this time of uncertainty, liquidity in many areas of the bond market was scarce or non-existent. Demand for the safety of treasury securities was insatiable, while other credit sensitive sectors suffered. In mid-September, as a direct result of the Lehman Brothers bankruptcy, a large money market fund found itself unable to redeem shares at $1/share. The Federal Reserve and Treasury Department acted swiftly in late September to address liquidity and credit issues in the credit markets. While total government programs to date exceed a dozen, several were targeted to assist money market funds, commercial paper issuers and the banking industry.

Over the last several months the dramatic outperformance of US Treasury bills and notes, as well as the underperformance of other bond market sectors have resulted in a landscape of abundant opportunities in the bond market.

For the six-month reporting period May 1, 2008 through October 31, 2008, bond market indices performed as follows1:

Barclays Capital Aggregate Bond Index[2]	Treasuries[3]	Mortgage-Backed[4]	Corporate[5]	Municipals[6]
(3.62)%	1.79%	(0.01)%	(13.12)%	(4.70)%

October 31, 2008  /  PRESIDENT’S MESSAGE

ii

The Stock Markets

The father of modern portfolio theory, Harry Markowitz, put forth a theory that diversifying sufficiently among uncorrelated assets can reduce portfolio risk toward zero. The recent events in the credit, currency and stock markets suggest that Wall Street misapplied Professor Markowitz’s theories. To be sure, the most recent stage of financial innovation, which had its genesis from the savings and loan crisis, was started with all the good intention that product innovation brings. It was just that collateralized mortgage obligation did not fit nicely into Professor Markowitz’s world. Unfortunately it did not stop many from making that incorrect assumption.

The second and third quarters of 2008 can best be expressed by the opening line of the Charles Dickens classic A Tale of Two Cities: “It was the best of times, it was the worst of times.” In 2007 cracks began to appear in the U.S. housing market, and the debt-laden U.S. consumer started to show signs that the rate of consumption was slowing. Not to worry, the great new phenomena of globalization acted as a huge counter weight, supporting the deteriorating domestic growth. The result was that, even though the major averages finished down for the second quarter of 2008, significant performance was achieved if one focused investment sights on global companies. While the S&P 500 recorded a decline of 2.73% for the second quarter, the XLB (Materials Sector Spider) appreciated by 4.39%: a difference of 7.12%. Within the materials space, metallurgical coal stocks appreciated even more. Walter Industries, which produces and exports metallurgical coal, appreciated nearly 75% (i.e. 73.75%). The great miracle, which was globalization, allowed investors to diversify away from the financial crisis that was assumed to be isolated only to the United States. The oasis that the global trend provided the investor would soon turn into a nightmare in the third quarter.

The third quarter started with commodities prices at elevated levels: crude oil topped $145 for a barrel of West Texas crude. The king of Saudi Arabia called a meeting of world leaders in early July to deal with this crisis. But as my grandmother used to say, “be careful what you wish for, you just might get it.” The commodity bubble burst. At the same time the de-leveraging of the world economy began in earnest. Institutions began to fail: Indy Mac on July 11th, Fannie Mae and Freddie Mac on September 7th, Lehman Brothers on September 14 th, and AIG on September 16th. The earthquake of financial leverage hit the U.S. economy in the third quarter of 2008. The tsunami was about to hit the global economy. So while indexes were down in the third quarter, it was the action underneath the surface that surprised many. Early cycle names outperformed substantially (for example, retail and regional banks). UCBH Holdings, a California commercial bank that primarily focuses on ethnic Chinese, appreciated by 186.67% in the quarter (starting the quarter at $2.25 and finishing it at $6.41). Coal stocks, which were the leader in the second quarter, declined by 56%. Needless to say when the financial system collapsed, we learned that everything would correct. Or as Professor Markowitz would suggest, all assets become correlated.

As the world economy deals with the global credit crisis we should focus on the words of Winston Churchill who said “a pessimist sees difficulty in every opportunity; an optimist sees opportunity in every difficulty.”

For the six-month reporting period May 1, 2008 through October 31, 2008, stock market indices performed as follows:

S&P 500[7]	Dow Jones Industrial Average[8]	NASDAQ[9]
(29.28)%	(26.32)%	(28.37)%

PRESIDENT’S MESSAGE  /  October 31, 2008

iii

The MTB Group of Funds, with assets of $10.8 billion as of October 31, 2008, give investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of MTB Funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 4, 2008

For more complete information, please download the MTB Funds’ prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2.	Barclays Capital Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. Investments cannot be made in an index.

3.	Barclays Capital Treasury Bond Index: Composed of all US Treasury publicly issued notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Indexes are unmanaged and investments cannot be made in an index.

4.	Barclays Capital Fixed Mortgage Securities Index: An unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. Investments cannot be made in an index.

5.	Barclays Capital Credit Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody’s Investors Service or BBB by Standard and Poor’s, if unrated by Moody’s. Collateralized Mortgage Obligations (CMOs) are not included. Indexes are unmanaged and investments cannot be made in an index.

6.	Barclays Capital Municipal Bond Index: A broad market performance benchmark index for the tax-exempt bond market. To be included in the Barclays Capital Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par balance of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. Indexes are unmanaged and investments cannot be made in an index.

7.	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

8.	Dow Jones Industrial Average (“DJIA”): An unmanaged average which represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. Investments cannot be made in an index.

9.	NASDAQ Composite Index: An unmanaged index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. Investments cannot be made in an index.

10.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11.	Diversification does not assure a profit nor protect against loss.

October 31, 2008  /  PRESIDENT’S MESSAGE

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2008

MTB Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund –

Conservative Growth

Managed Allocation Fund –

Moderate Growth

Managed Allocation Fund –

Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund Large Cap Growth Fund Multi Cap Growth Fund Mid Cap Stock Fund Mid Cap Growth Fund Small Cap Stock Fund Small Cap Growth Fund International Equity Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period[1]
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000	$1,011.90	$4.06
Class B Shares	$1,000	$1,007.60	$8.50
Institutional I Shares	$1,000	$1,012.60	$3.30
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.17	$4.08
Class B Shares	$1,000	$1,016.74	$8.54
Institutional I Shares	$1,000	$1,021.93	$3.31

SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$1,000	$991.80	$4.42
Class B Shares	$1,000	$986.60	$8.66
Institutional I Shares	$1,000	$991.50	$3.66
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.77	$4.48
Class B Shares	$1,000	$1,016.48	$8.79
Institutional I Shares	$1,000	$1,021.53	$3.72

U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000	$994.90	$2.97
Class B Shares	$1,000	$988.20	$9.12
Institutional I Shares	$1,000	$993.10	$4.12
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,022.23	$3.01
Class B Shares	$1,000	$1,016.03	$9.25
Institutional I Shares	$1,000	$1,021.07	$4.18

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

2

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period[1]
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$949.70	$3.49
Class B Shares	$1,000	$945.40	$8.09
Institutional I Shares	$1,000	$950.20	$3.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.63	$3.62
Class B Shares	$1,000	$1,016.89	$8.39
Institutional I Shares	$1,000	$1,021.93	$3.31

PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$958.40	$4.69
Class B Shares	$1,000	$954.10	$9.11
Institutional I Shares	$1,000	$958.90	$4.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.42	$4.84
Class B Shares	$1,000	$1,015.88	$9.40
Institutional I Shares	$1,000	$1,020.92	$4.33

MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$951.10	$3.89
Class B Shares	$1,000	$946.90	$8.34
Institutional I Shares	$1,000	$951.60	$3.44
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.22	$4.02
Class B Shares	$1,000	$1,016.64	$8.64
Institutional I Shares	$1,000	$1,021.68	$3.57

VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000	$965.10	$4.16
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.97	$4.28

INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$1,000	$984.50	$3.90
Class B Shares	$1,000	$979.30	$8.13
Institutional I Shares	$1,000	$985.20	$3.15
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.27	$3.97
Class B Shares	$1,000	$1,016.99	$8.29
Institutional I Shares	$1,000	$1,022.03	$3.21

INCOME FUND
Actual
Class A Shares	$1,000	$946.90	$3.78
Class B Shares	$1,000	$942.10	$8.03
Institutional I Shares	$1,000	$947.90	$3.14
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.32	$3.92
Class B Shares	$1,000	$1,016.94	$8.34
Institutional I Shares	$1,000	$1,021.98	$3.26

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

3

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period[1]
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Actual
Class A Shares	$1,000	$823.00	$4.46
Class B Shares	$1,000	$820.20	$7.02
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.32	$4.94
Class B Shares	$1,000	$1,017.49	$7.78

MANAGED ALLOCATION FUND – MODERATE GROWTH
Actual
Class A Shares	$1,000	$745.80	$3.65
Class B Shares	$1,000	$742.40	$7.25
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.02	$4.23
Class B Shares	$1,000	$1,016.89	$8.39

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Actual
Class A Shares	$1,000	$648.60	$3.74
Class B Shares	$1,000	$646.30	$6.10
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.67	$4.58
Class B Shares	$1,000	$1,017.80	$7.48

BALANCED FUND
Actual
Class A Shares	$1,000	$797.40	$4.85
Class B Shares	$1,000	$795.00	$8.23
Institutional I Shares	$1,000	$797.90	$4.26
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.81	$5.45
Class B Shares	$1,000	$1,016.03	$9.25
Institutional I Shares	$1,000	$1,020.47	$4.79

EQUITY INCOME FUND
Actual
Class A Shares	$1,000	$689.80	$4.94
Class B Shares	$1,000	$688.40	$8.17
Institutional I Shares	$1,000	$689.90	$4.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.36	$5.90
Class B Shares	$1,000	$1,015.53	$9.75
Institutional I Shares	$1,000	$1,020.01	$5.24

LARGE CAP VALUE FUND
Actual
Class A Shares	$1,000	$676.60	$1.56
Class B Shares	$1,000	$671.70	$7.71
Institutional I Shares	$1,000	$674.50	$4.01
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,023.34	$1.89
Class B Shares	$1,000	$1,015.98	$9.30
Institutional I Shares	$1,000	$1,020.42	$4.84

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

4

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period[1]
EQUITY INDEX FUND
Actual
Class A Shares	$1,000	$704.90	$1.68
Class B Shares	$1,000	$701.70	$4.93
Institutional I Shares	$1,000	$705.80	$0.64
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,023.24	$1.99
Class B Shares	$1,000	$1,019.41	$5.85
Institutional I Shares	$1,000	$1,024.45	$0.77

LARGE CAP STOCK FUND
Actual
Class A Shares	$1,000	$694.30	$5.21
Class B Shares	$1,000	$691.50	$8.40
Institutional I Shares	$1,000	$693.70	$4.65
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.06	$6.21
Class B Shares	$1,000	$1,015.27	$10.01
Institutional I Shares	$1,000	$1,019.71	$5.55

LARGE CAP GROWTH FUND
Actual
Class A Shares	$1,000	$692.60	$5.42
Class B Shares	$1,000	$690.70	$8.61
Institutional I Shares	$1,000	$692.60	$4.86
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.80	$6.46
Class B Shares	$1,000	$1,015.02	$10.26
Institutional I Shares	$1,000	$1,019.46	$5.80

MULTI CAP GROWTH FUND
Actual
Class A Shares	$1,000	$670.10	$4.76
Class B Shares	$1,000	$667.40	$7.94
Institutional I Shares	$1,000	$670.40	$4.25
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.51	$5.75
Class B Shares	$1,000	$1,015.68	$9.60
Institutional I Shares	$1,000	$1,021.11	$5.14

MID CAP STOCK FUND
Actual
Class A Shares	$1,000	$631.20	$4.69
Class B Shares	$1,000	$628.60	$8.21
Institutional I Shares	$1,000	$631.30	$4.61
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.46	$5.80
Class B Shares	$1,000	$1,015.12	$10.16
Institutional I Shares	$1,000	$1,019.56	$5.70

MID CAP GROWTH FUND
Actual
Class A Shares	$1,000	$624.70	$4.34
Class B Shares	$1,000	$622.50	$7.44
Institutional I Shares	$1,000	$625.90	$3.85
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.86	$5.40
Class B Shares	$1,000	$1,016.03	$9.25
Institutional I Shares	$1,000	$1,020.47	$4.79

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

5

	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period[1]

SMALL CAP STOCK FUND
Actual
Class A Shares	$1,000	$703.60	$5.24
Class B Shares	$1,000	$701.90	$8.45
Institutional I Shares	$1,000	$703.60	$4.68
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.06	$6.21
Class B Shares	$1,000	$1,015.27	$10.01
Institutional I Shares	$1,000	$1,019.71	$5.55

SMALL CAP GROWTH FUND
Actual
Class A Shares	$1,000	$663.90	$5.24
Class B Shares	$1,000	$661.40	$8.63
Class C Shares	$1,000	$663.80	$5.54
Institutional I Shares	$1,000	$664.40	$4.95
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.90	$6.36
Class B Shares	$1,000	$1,014.82	$10.46
Class C Shares	$1,000	$1,018.55	$6.72
Institutional I Shares	$1,000	$1,019.26	$6.01

INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$1,000	$569.00	$5.10
Class B Shares	$1,000	$566.60	$8.37
Institutional I Shares	$1,000	$569.10	$4.90
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.70	$6.56
Class B Shares	$1,000	$1,014.52	$10.76
Institutional I Shares	$1,000	$1,018.95	$6.31

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period). This table shows the actual expenses paid during the most recent one-hald year period. The annualized net expense ratios in effect during the period were as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.80%
Class B Shares	1.68%
Institutional I Shares	0.65%

SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.88%
Class B Shares	1.73%
Institutional I Shares	0.73%

U.S. GOVERNMENT BOND FUND
Class A Shares	0.59%
Class B Shares	1.82%
Institutional I Shares	0.82%

NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.71%
Class B Shares	1.65%
Institutional I Shares	0.65%

PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	0.95%
Class B Shares	1.85%
Institutional I Shares	0.85%

MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.79%
Class B Shares	1.70%
Institutional I Shares	0.70%

VIRGINIA MUNICIPAL BOND FUND
Class A Shares	0.84%

INTERMEDIATE-TERM BOND FUND
Class A Shares	0.78%
Class B Shares	1.63%
Institutional I Shares	0.63%

INCOME FUND
Class A Shares	0.77%
Class B Shares	1.64%
Institutional I Shares	0.64%

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Class A Shares	0.97%
Class B Shares	1.53%

MANAGED ALLOCATION FUND – MODERATE GROWTH
Class A Shares	0.83%
Class B Shares	1.65%

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

6

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Class A Shares	0.90%
Class B Shares	1.47%

BALANCED FUND
Class A Shares	1.07%
Class B Shares	1.82%
Institutional I Shares	0.94%

EQUITY INCOME FUND
Class A Shares	1.16%
Class B Shares	1.92%
Institutional I Shares	1.03%

LARGE CAP VALUE FUND
Class A Shares	0.37%
Class B Shares	1.83%
Institutional I Shares	0.95%

EQUITY INDEX FUND
Class A Shares	0.39%
Class B Shares	1.15%
Institutional I Shares	0.15%

LARGE CAP STOCK FUND
Class A Shares	1.22%
Class B Shares	1.97%
Institutional I Shares	1.09%

LARGE CAP GROWTH FUND
Class A Shares	1.27%
Class B Shares	2.02%
Institutional I Shares	1.14%

MULTI CAP GROWTH FUND
Class A Shares	1.13%
Class B Shares	1.89%
Institutional I Shares	1.01%

MID CAP STOCK FUND
Class A Shares	1.14%
Class B Shares	2.00%
Institutional I Shares	1.12%

MID CAP GROWTH FUND
Class A Shares	1.06%
Class B Shares	1.82%
Institutional I Shares	0.94%

SMALL CAP STOCK FUND
Class A Shares	1.22%
Class B Shares	1.97%
Institutional I Shares	1.09%

SMALL CAP GROWTH FUND
Class A Shares	1.25%
Class B Shares	2.06%
Class C Shares	1.32%
Institutional I Shares	1.18%

INTERNATIONAL EQUITY FUND
Class A Shares	1.29%
Class B Shares	2.12%
Institutional I Shares	1.24%

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	66.1%
Government Agencies	21.6%
U.S. Treasury Notes	6.9%
Mortgage Backed Securities	2.6%
Cash Equivalents[1]	2.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 66.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 25.6%
Series 1604-I 6.00%, 11/15/08	$4,032	$4,033
Series 2580-JB 4.00%, 12/15/16	4,265,792	4,242,052
Series 2617-GB 4.00%, 6/15/16	1,431,523	1,421,190
Series 2617-GW 3.50%, 6/15/16	2,096,666	2,090,283
Series 2640-TL 4.00%, 11/15/26	3,576,334	3,556,960
Series 2670-HP 4.00%, 12/15/13	128,056	128,047
Series 2677-LM 4.00%, 4/15/13	255,707	255,694
Series 2707-ON 4.00%, 7/15/14	216,549	216,584
Series 2764-QB 4.00%, 1/15/22	290,495	290,436
Series 2765-JH 3.00%, 5/15/19	581,097	570,168
Series 2786-PB 4.00%, 5/15/14	268,271	268,376
Series 2866-WN 4.50%, 1/15/24	5,836,770	5,841,939
Series 3047-OA 5.50%, 9/15/22	22,399	22,376
Series 3062-LU 5.50%, 10/15/16	6,464,303	6,534,548
Series 3074-BG 5.00%, 9/15/33	5,000,000	4,982,604
Series 3081-CB 5.00%, 5/15/21	5,000,000	5,213,517
Series R001-AE 4.38%, 4/15/15	2,191,206	2,164,518

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$37,803,325

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 14.5%
Series 1992-43-E 7.50%, 4/25/22	44,548	45,255
Series 2002-70-OD 5.00%, 5/25/15	1,000,126	1,000,434
Series 2002-94-MC 5.00%, 8/25/15	1,198,348	1,202,400

Description	Par Value	Market Value

Series 2003-83-PB 3.50%, 9/25/16	$274,124	$273,763
Series 2004-55-LA 4.50%, 6/25/21	9,552,939	9,660,197
Series 2004-70-BC 4.50%, 1/25/16	1,435,392	1,432,232
Series 3196-PA 5.25%, 8/15/11	7,750,910	7,809,611

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$21,423,892

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 26.0%
Series 2003-101-BE 4.50%, 2/20/29	594,019	598,628
Series 2003-10-PV 5.50%, 1/20/14	6,605,540	6,693,259
Series 2003-70 MW 4.00%, 7/20/33	1,820,359	1,806,710
Series 2004-26-HJ 4.00%, 6/16/27	480,294	479,681
[1]Series 2004-27-F 4.58%, 11/20/08	5,931,338	5,857,232
[1]Series 2004-39-XF 4.72%, 11/16/08	2,824,060	2,787,114
Series 2004-62-PA 4.50%, 6/20/28	1,785,769	1,786,806
Series 2004-65-PA 4.50%, 9/20/32	2,522,961	2,480,533
Series 2004-76 VE 5.00%, 9/17/15	3,712,250	3,731,103
Series 2005-20 VA 5.00%, 6/16/16	5,138,926	5,297,651
Series 2005-44-PC 5.00%, 12/20/33	6,004,456	5,853,761
Series 2008-6-AK 4.50%, 12/20/30	866,609	866,498

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$38,238,976

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $97,321,211)		$97,466,193

GOVERNMENT AGENCIES – 21.6%

FEDERAL FARM CREDIT BANK – 2.0%
4.63%, 11/19/10	3,000,000	3,004,656

(MTB Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Short Duration Government Bond Fund (concluded)

Description	Par Value	Market Value

FEDERAL HOME LOAN BANK (FHLB) – 6.1%
5.13%, 9/10/10	$3,835,000	$3,959,035
3.38%, 10/20/10	5,000,000	5,008,032

TOTAL FEDERAL HOME LOAN BANK		$8,967,067

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.5%
[1]6.74%, 2/17/09	14,992,000	14,794,871
4.70%, 7/28/10	5,000,000	5,125,612

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$19,920,483

TOTAL GOVERNMENT AGENCIES (COST $31,865,257)		$31,892,206

MORTGAGE-BACKED SECURITIES – 2.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%
Pool B70012 9.00%, 4/01/16	13,987	14,046
Pool M90891 3.50%, 1/01/09	3,573,050	3,577,058

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$3,591,104

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Pool 521605 9.00%, 6/01/22	90,629	96,142

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 203632 8.50%, 2/15/17	8,246	8,600
Pool 306066 8.50%, 7/15/21	10,780	11,523
Pool 307983 8.50%, 7/15/21	59,246	63,587
Pool 341948 8.50%, 1/15/23	20,163	21,290

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$105,000

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,820,326)		$3,792,246

U.S. TREASURY – 6.9%

U.S. TREASURY NOTE – 6.9%
2.13%, 1/31/10	5,000,000	5,040,625
2.75%, 7/31/10	5,000,000	5,117,188

TOTAL U.S. TREASURY (COST $10,017,188)		$10,157,813

Description	Par Value	Market Value

MONEY MARKET FUND – 2.7%
[7]Dreyfus Government Cash Management Fund, Institutional Shares, 2.21% (COST $3,937,780)	$3,937,780	$3,937,780

TOTAL INVESTMENTS – 99.9% (COST $146,961,762)		$147,246,238

OTHER ASSETS LESS LIABILITIES – 0.1%		$149,358

TOTAL NET ASSETS – 100.0%		$147,395,596

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$3,937,780	$—
Level 2 – Other Significant Observable Inputs	143,308,458	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$147,246,238	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

9

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	48.2%
Commercial Paper	24.2%
Collateralized Mortgage Obligations	12.8%
U.S. Treasury	5.6%
Asset Backed Securities	4.1%
Notes — Variable	3.8%
Adjustable Rate Mortgage	0.0%
Cash Equivalents[1]	1.0%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

ADJUSTABLE RATE MORTGAGE – 0.0%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%
[1]Pool 399251 5.07%, 8/01/09 (COST $76)	$76	$75

ASSET-BACKED SECURITIES – 4.1%

FINANCIAL SERVICES – 4.1%
[2,3]Capital Auto Receivables Asset Trust 2006-SN1A, Class A3 5.31%, 10/20/09	206,220	206,109
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A 3.81%, 7/08/11	1,000,000	974,496
Ford Credit Auto Owner Trust, Series 2007-B Class A2A 5.26%, 6/15/10	629,402	625,360

TOTAL ASSET-BACKED SECURITIES (COST $1,835,506)		$1,805,965

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.8%
Series 1920, Class H 7.00%, 1/15/12	167,386	172,291
Series 2587, Class WG 4.50%, 8/15/15	441,443	441,985
Series 2643, Class LB 4.50%, 7/15/16	1,325,762	1,326,528
Series 2716, Class UA 4.50%, 7/15/20	1,204,842	1,186,634
Series 2798, Class J 4.50%, 4/15/17	751,817	749,863

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$3,877,301

Description	Par Value	Market Value

WHOLE LOAN – 4.0%
GSR Mortgage Loan, Series 2006-2F, Class 2A15 5.75%, 2/25/36	$1,528,584	$1,429,581
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8 4.75%, 11/25/18	345,882	335,772

TOTAL WHOLE LOAN		$1,765,353

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,716,268)		$5,642,654

6COMMERCIAL PAPER – 24.2%

AEROSPACE & DEFENSE – 1.1%
United Technologies Corp. .18%, 11/03/08	500,000	499,993

ASSET BACKED SECURITIES – 2.3%
Ciesco LLC 2.30%, 11/14/08	500,000	499,553
Falcon Asset Securitization Co., LLC 2.60%, 11/18/08	500,000	499,350

TOTAL ASSET BACKED SECURITIES		$998,903

BANKS – 1.6%
Bank Of America Corp. 1.60%, 11/10/08	500,000	499,778
Wells Fargo & Co. .25%, 11/03/08	200,000	199,996

TOTAL BANKS		$699,774

BEVERAGES – 1.1%
Coca-Cola Enterprises, Inc. 1.10%, 12/08/08	500,000	499,419

CHEMICALS – 1.1%
EI Du Pont de Nemours & Co. 1.60%, 11/12/08	500,000	499,733

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Market Value

COMMERCIAL PAPER – 1.1%
CAFCO LLC 1.00%, 11/05/08	$500,000	$499,931

COMPUTERS – 2.3%
Hewlett-Packard Co. 2.30%, 12/23/08	1,000,000	996,594

COSMETICS/PERSONAL CARE – 2.3%
Procter & Gamble Co. 2.15%, 12/02/08	1,000,000	997,728

ELECTRIC UTILITIES – 1.6%
Consolidated Edison, Inc. 2.50%, 11/03/08	700,000	699,854

FINANCIAL SERVICES – 0.7%
Kitty Hawk Funding 2.50%, 11/10/08	314,000	313,782

FOOD – 2.8%
Kellogg Co. 3.75%, 11/12/08	500,000	499,376
Kraft Foods, Inc. 4.20%, 11/19/08	500,000	498,836
Mcdonalds Corp. 2.75%, 11/03/08	250,000	249,943

TOTAL FOOD		$1,248,155

MACHINERY – 0.7%
Deere & Co. 1.35%, 11/14/08	300,000	299,843

METALS & MINING – 1.1%
Alcoa, Inc. 3.50%, 11/03/08	500,000	499,854

MISCELLANEOUS MANUFACTURING – 1.0%
Honeywell International, Inc. 1.50%, 12/03/08	437,000	436,399

OFFICE/BUSINESS EQUIPMENT – 1.1%
Pitney Bowes, Inc. 1.65%, 11/05/08	500,000	499,885

RETAIL – 2.3%
CVS Caremark Corp. 3.00%, 12/04/08	500,000	497,879
Wal-Mart Stores, Inc. 2.10%, 11/05/08	500,000	499,854

TOTAL RETAIL		$997,733

TOTAL COMMERCIAL PAPER (COST $10,689,361)		$10,687,580

CORPORATE BONDS – 48.2%

AEROSPACE & DEFENSE – 2.3%
[2,3]BAE Systems Holdings, Inc. 4.75%, 8/15/10	1,000,000	1,002,838

AIR FREIGHT & LOGISTICS – 2.2%
FedEx Corp., Unsecured Note 3.50%, 4/01/09	1,000,000	982,145

BANKS – 4.5%
Deutsche Bank Financial, Bank Guarantee 7.50%, 4/25/09	1,000,000	1,000,555
PNC Funding Corp., Company Guaranteed Sub. Note 7.50%, 11/01/09	1,000,000	993,243

TOTAL BANKS		$1,993,798

BEVERAGES – 2.2%
[1]Coca-Cola Enterprises, Inc. 3.40%, 11/06/08	1,000,000	966,147

Description	Par Value	Market Value

CAPITAL MARKETS – 5.4%
Goldman Sachs Group, Inc., Sr. Unsecured 3.88%, 1/15/09	$1,000,000	$992,600
Merill Lynch & Co., Inc. 6.15%, 4/25/13	1,000,000	923,576
Morgan Stanley, Note 4.00%, 1/15/10	500,000	475,250

TOTAL CAPITAL MARKETS		$2,391,426

DIVERSIFIED FINANCIAL SERVICES – 2.4%
[1]BankBoston Capital Trust III 3.57%, 12/15/08	240,000	179,308
1SLM Corp. 3.68%, 1/26/08	1,000,000	885,678

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,064,986

ELECTRIC UTILITIES – 2.3%
Carolina Power & Light Co., Sr. Unsecured 5.95%, 3/01/09	1,000,000	1,004,802

FINANCIAL SERVICES – 1.3%
Boeing Capital Corp., Sr. Unsecured 7.38%, 9/27/10	550,000	564,295

FOOD – 2.8%
ConAgra Foods, Inc., Sr, Unsecured 7.88%, 9/15/10	650,000	647,833
Kroger Co./The 8.05%, 2/01/10	575,000	575,456

TOTAL FOOD		$1,223,289

HOUSEHOLD PRODUCTS – 0.6%
Clorox Co. 4.20%, 1/15/10	283,000	278,472

MEDIA – 2.1%
[1]Time Warner, Inc., Company Guaranteed, 3.03%, 11/13/08	1,000,000	925,323

MULTI-UTILITIES – 1.2%
CenterPoint Energy, Inc., Sr. Unsecured, Series B 7.25%, 9/01/10	500,000	506,893

OIL & GAS – 3.2%
[1]Anadarko Petroleum Corp., Sr. Unsecured, 3.22%, 12/15/08	500,000	469,224
Enterprise Products Operating LP, Class B 4.63%, 10/15/09	1,000,000	949,682

TOTAL OIL & GAS		$1,418,906

OIL & GAS FIELD SERVICES – 4.6%
Burlington Resources Finance, Company Guaranteed 6.68%, 2/15/11	1,000,000	1,017,893
Valero Energy Corp., Sr. Unsecured 3.50%, 4/01/09	1,000,000	984,963

TOTAL OIL & GAS FIELD SERVICES		$2,002,856

ROAD & RAIL – 4.6%
Burlington Northern Santa Fe, Sr. Unsecured 7.13%, 12/15/10	1,000,000	1,029,698
Norfolk Southern Corp., Sr. Unsecured 6.20%, 4/15/09	1,000,000	997,312

TOTAL ROAD & RAIL		$2,027,010

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

MTB Short-Term Corporate Bond Fund (concluded)

Description	Par Value	Market Value

TELECOMMUNICATIONS – 3.4%
AT&T Corp., Sr. Unsecured 6.00%, 3/15/09	$1,000,000	$999,412
AT&T, Inc., Sr. Unsecured 4.13%, 9/15/09	500,000	495,466

TOTAL TELECOMMUNICATIONS		$1,494,878

TRANSPORTATION – 3.1%
[2,3]Korea Railroad Corp. 5.38%, 5/15/13	500,000	390,904
Union Pacific Corp., Sr. Unsecured 3.88%, 2/15/09	1,000,000	994,008

TOTAL TRANSPORTATION		$1,384,912

TOTAL CORPORATE BONDS (COST $21,805,988)		$21,232,976

NOTES – VARIABLE – 3.8%

AEROSPACE & DEFENSE – 2.3%
[1]United Technologies Corp., Sr. Unsecured 2.88%, 12/01/08	1,000,000	986,131

ELECTRIC UTILITIES – 1.5%
Nisource Finance Corp., Company Guaranteed 7.88%, 11/15/10	750,000	672,442

TOTAL NOTES – VARIABLE (COST $1,783,292)		$1,658,573

U.S. TREASURY – 5.6%

U.S. TREASURY BOND – 2.8%
Inflation Indexed Bond 3.50%, 1/15/11	100,000	122,358
1.88%, 7/15/13	1,000,000	1,110,665

TOTAL U.S. TREASURY BOND		$1,233,023

U.S. TREASURY NOTE – 2.8%
4.88%, 5/31/09	1,000,000	1,020,704
3.63%, 1/15/10	150,000	154,148
4.00%, 3/15/10	50,000	51,742

TOTAL U.S. TREASURY NOTE		$1,226,594

TOTAL U.S. TREASURY (COST $2,440,355)		$2,459,617

Description	Par Value	Market Value

REPURCHASE AGREEMENTS – 1.0%
Interest in $455,921 repurchase agreement 0.20%, dated 10/31/08 under which Credit Suisse will repurchase U.S. Government securities maturing on 3/02/09 for $455,929 on 11/3/08. The Market value of the underlying security at the end of the period was $466,334. (COST $455,921)	$455,921	$455,921

TOTAL INVESTMENTS – 99.7% (COST $44,726,767)		$43,943,361

OTHER ASSETS LESS LIABILITIES – 0.3%		$151,148

TOTAL NET ASSETS – 100.0%		$44,094,509

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	43,943,361	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$43,943,361	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	37.8%
Government Agencies	30.1%
Collateralized Mortgage Obligations	17.5%
U.S. Treasury	9.6%
Corporate Bonds	2.9%
U.S. Government Guaranteed	1.4%
Municipals Bonds	1.3%
Cash Equivalents[1]	2.9%
Other Assets and Liabilities — Net[2]	(3.5)%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Amount	Market Value

GOVERNMENT AGENCIES – 30.1%

FEDERAL HOME LOAN BANK (FHLB) – 3.3%
6.63%, 11/15/10	$1,435,000	$1,526,641
5.38%, 5/18/16	2,000,000	2,009,303

TOTAL FEDERAL HOME LOAN BANK		$3,535,944

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 16.2%
4.13%, 10/18/10	2,000,000	2,037,541
4.63%, 10/25/12	3,000,000	3,057,024
4.75%, 1/19/16	3,000,000	2,952,651
5.25%, 4/18/16	2,000,000	2,014,800
5.13%, 10/18/16	2,000,000	1,985,267
4.88%, 6/13/18	2,000,000	1,961,043
5.20%, 3/05/19	2,000,000	1,945,388
8.25%, 6/01/26	1,000,000	1,219,661

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$17,173,375

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.1%
[1]6.74%, 11/17/08	2,500,000	2,467,128
5.25%, 8/01/12	3,000,000	2,989,759

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,456,887

Description	Par Amount	Market Value

HOUSING – 0.4%
[9]Federal Housing Administration, Project Pass Through Certificate 7.43%, 4/01/22	$45,417	$45,417
Housing and Urban Development. 7.66%, 8/01/15	390,000	395,167

TOTAL HOUSING		$440,584

PRIVATE EXPORT FUNDING CORPORATION – 3.8%
Overseas Private Investment Corp., 6.60%, 5/21/16	1,797,600	1,926,471
Private Export Funding Corp. 7.20%, 1/15/10	2,000,000	2,094,197

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$4,020,668

SMALL BUSINESS ADMINISTRATION – 1.3%
Series 90-E 9.65%, 5/01/10	20,953	21,689
Series 91-H 8.85%, 8/01/11	945	974
Series 96-C 6.70%, 3/01/16	111,092	114,448
Series 96-K 6.95%, 11/01/16	815,636	852,131
Series 96-L 6.70%, 12/01/16	331,505	343,313
Series 97-E 7.30%, 5/01/17	26,809	28,136
Series 99-I 7.30%, 9/01/19	30,272	32,224

TOTAL SMALL BUSINESS ADMINISTRATION		$1,392,915

TOTAL GOVERNMENT AGENCIES (COST $31,929,891)		$32,020,373

(MTB U.S. Government Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

MTB U.S. Government Bond Fund (continued)

Description	Par Amount	Market Value

MORTGAGE-BACKED SECURITIES – 37.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 17.8%
Pool 287773 7.50%, 3/01/17	$1,625	$1,703
Pool 299147 7.50%, 8/01/17	119,685	125,411
Pool 300161 8.50%, 8/01/17	30,284	32,323
Pool 538733 9.00%, 9/01/19	419	452
Pool 555014 8.00%, 12/01/10	70	71
Pool A18401 6.00%, 2/01/34	2,233,567	2,238,104
Pool C63959 6.50%, 2/01/32	431,422	440,751
Pool C78010 5.50%, 4/01/33	3,193,076	3,132,707
Pool C80328 7.50%, 7/01/25	123,988	131,431
Pool E00540 6.00%, 3/01/13	425,440	429,681
Pool E61956 7.00%, 11/01/10	1,180	1,197
Pool G01425 7.50%, 5/01/32	269,209	283,267
Pool G01831 6.00%, 5/01/35	1,247,841	1,249,596
Pool G02296 5.00%, 6/01/36	3,348,577	3,175,497
Pool G02976 5.50%, 6/01/37	925,086	903,260
Pool G02988 6.00%, 5/01/37	3,506,613	3,503,873
Pool G03703 5.50%, 12/01/37	1,420,844	1,387,321
Pool G12709 5.00%, 7/01/22	1,919,963	1,877,003

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$18,913,648

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 19.0%
Pool 190817 6.00%, 5/01/09	3,638	3,646
Pool 202957 8.00%, 8/01/21	11,467	12,156
Pool 252439 6.50%, 5/01/29	155,327	159,181
Pool 255933 5.50%, 11/01/35	1,464,449	1,434,244
Pool 323419 6.00%, 12/01/28	342,243	345,665
Pool 334593 7.00%, 5/01/24	170,920	177,377
Pool 39862 9.75%, 9/01/17	17,694	19,012
Pool 431587 6.50%, 8/01/28	64,218	65,752
Pool 436746 6.50%, 8/01/28	112,508	115,370
Pool 440401 6.50%, 8/01/28	436,321	447,420
Pool 44046 7.50%, 2/01/14	7	7
Pool 485678 6.50%, 3/01/29	320,814	328,474
Pool 494375 6.50%, 4/01/29	70,025	71,697
Pool 545051 6.00%, 9/01/29	518,030	524,182
Pool 604867 7.00%, 1/01/25	196,196	204,372
Pool 625596 7.00%, 2/01/32	108,233	112,795
Pool 695818 5.00%, 4/01/18	2,656,192	2,629,630
Pool 725418 6.50%, 5/01/34	774,593	790,182
Pool 763704 5.00%, 4/01/34	3,287,135	3,130,072
Pool 833143 5.50%, 9/01/35	3,428,522	3,357,809
Pool 843323 5.50%, 10/01/35	735,882	720,705

Description	Par Amount	Market Value

Pool 907251 6.50%, 12/01/36	$4,070,402	$4,129,422
Pool 975207 5.00%, 3/01/23	1,423,901	1,394,089

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$20,173,259

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.0%
Pool 146927 9.00%, 9/15/16	10,085	10,698
Pool 188603 9.00%, 11/15/16	11,543	12,295
Pool 190557 8.00%, 12/15/16	3,020	3,074
Pool 208196 9.00%, 2/15/17	17,295	18,422
Pool 346572 7.00%, 5/15/23	42,470	44,072
Pool 392400 8.00%, 7/15/24	2,630	2,811
Pool 402603 8.00%, 2/15/10	5,538	5,611
Pool 407264 8.38%, 4/15/10	1,014	1,025
Pool 409703 8.00%, 12/15/09	3,972	4,019
Pool 484269 7.00%, 9/15/28	131,762	136,957
Pool 581522 6.00%, 5/15/33	437,903	441,900
Pool 592505 6.00%, 4/15/33	274,648	276,125
Pool 780440 8.50%, 11/15/17	5,837	6,138
Pool II 1061 9.00%, 4/20/23	38,727	41,778
Pool II 1886 9.00%, 10/20/24	7,914	8,606
Pool II 1893 8.50%, 10/20/09	3,314	3,338
Pool II 364004 7.00%, 10/20/23	78,929	82,010

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,098,879

TOTAL MORTGAGE-BACKED SECURITIES (COST $40,962,121)		$40,185,786

COLLATERALIZED MORTGAGE OBLIGATIONS – 17.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Series 112-I 6.50%, 1/15/21	6,992	7,118
Series 136-E 6.00%, 4/15/21	17,914	18,080
Series 141-D 5.00%, 5/15/21	8,558	8,502
Series 1577-PK 6.50%, 9/15/23	279,000	292,887
Series 1644-K 6.75%, 12/15/23	176,000	186,064
Series 1666H 6.25%, 9/15/23	893,550	905,464
Series 1686-PJ 5.00%, 2/15/24	75,626	74,861
Series 1920, Class H 7.00%, 1/15/12	334,773	344,583
Series 2446-LA 5.80%, 9/15/16	67,990	68,090
Series 2617-GW 3.50%, 6/15/16	87,361	87,095
Series 2707, Class PW 4.00%, 7/15/14	96,584	96,596
Series 6-C 9.05%, 6/15/19	34,254	36,744
Series R001-AE 4.38%, 4/15/15	657,362	649,355

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,775,439

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (concluded)

Description	Par Amount	Market Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.0%
Series 1993-113-PK 6.50%, 7/25/23	$177,218	$179,790
Series 1993-127-H 6.50%, 7/25/23	179,303	180,975
Series 1993-202-J 6.50%, 11/25/23	98,815	101,030
Series 1994-3-PL 5.50%, 1/25/24	151,855	151,662
Series 1994-55-H 7.00%, 3/25/24	181,000	190,785
Series 2002-52-QA 6.00%, 7/18/32	108,415	109,700
[1]Series 2004-51-KF 3.61%, 11/25/08	1,213,097	1,194,749

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,108,691

WHOLE LOAN – 12.9%
[1]Banc of America Mortgage Securities, Series 2004-A, Class 2A1 3.55%, 11/25/08	1,178,200	1,067,653
[1]Banc of America Mortgage Securities, Series 2004-B, Class 2A1 3.51%, 11/25/08	762,716	694,686
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1 4.50%, 6/25/19	6,969,831	6,481,605
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1 5.09%, 11/25/08	3,485,761	3,372,539
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8 4.75%, 11/25/18	1,141,411	1,108,047
Structured Asset Securities Corp., Series 2005-1, Class 6A1 6.00%, 2/25/35	1,070,045	983,672

TOTAL WHOLE LOAN		$13,708,202

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,129,558)		$18,592,332

U.S. TREASURY – 9.6%

U.S. TREASURY BOND – 9.6%
4.00%, 8/15/18	5,868,000	5,887,254
4.50%, 2/15/36	1,286,000	1,302,879
5.00%, 5/15/37	380,000	416,872
4.38%, 2/15/38	1,000,000	999,844
Inflation Indexed Bond 3.50%, 1/15/11	1,325,000	1,621,248

TOTAL U.S. TREASURY (COST $10,299,262)		$10,228,097

U.S. GOVERNMENT GUARANTEED – 1.4%

SHIPBUILDING – 0.7%
American Heavy Lift Shipping Co. 5.38%, 6/01/17	694,000	750,369

TRANSPORTATION – 0.7%
Vessel Management Service 6.75%, 7/15/25	675,000	720,514

TOTAL U.S. GOVERNMENT GUARANTEED (COST $1,385,409)		$1,470,883

CORPORATE BONDS – 2.9%

BANKS – 2.4%
Bank of America Corp. 7.13%, 10/15/11	1,000,000	992,532
First Tennessee Bank, NA, 4.63%, 5/15/13	1,000,000	770,708
US Bank NA 5.92%, 5/25/12	810,847	830,462

TOTAL BANKS		$2,593,702

Description	Par Amount	Market Value

GAS UTILITIES – 0.5%
Bay State Gas Co., 9.20%, 6/06/11	$500,000	$532,548

TOTAL CORPORATE BONDS (COST $3,158,976)		$3,126,250

MUNICIPAL BONDS – 1.3%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government) 8.20%, 9/15/13	855,000	963,131
Miami, FL, Rent Revenue Series 1998 (Lease payments guaranteed by U.S. Government) 8.65%, 7/01/19	150,000	179,063
Tobacco Settlement Financing Corp., LA, Revenue Bonds, Asset Backed (Series 2001-A), Callable 6.36%, 5/15/25	254,033	248,643

TOTAL MUNICIPAL BONDS (COST $1,404,226)		$1,390,837

REPURCHASE AGREEMENTS – 2.9%
Interest in $3,034,624 repurchase agreement 0.20%, dated 10/31/08 under which Credit Suisse will repurchase U.S. Government securities maturing on 3/02/09 for $3,034,675 on 11/3/08. The Market value of the underlying security at the end of the period was $3,095,664. (COST $3,034,624)	3,034,624	$3,034,624

TOTAL INVESTMENTS – 103.5% (COST $111,304,067)		$110,049,182

OTHER ASSETS LESS LIABILITIES – (3.5%)		$(3,728,345)

TOTAL NET ASSETS – 100.0%		$106,320,837

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	110,049,182	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$110,049,182	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Special Purpose Entity	20.4%
Water & Sewer	15.3%
Transportation	12.1%
General Obligations	11.0%
Education	8.1%
Medical	7.3%
Power	6.0%
Housing	4.5%
Development	3.9%
Building	2.8%
Facilities	1.7%
Higher Educatiion	1.3%
General Revenue	3.9%
Other Assets and Liabilities[2]	1.7%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

MUNICIPAL BONDS – 93.7%

ARIZONA – 0.8%

DEVELOPMENT – 0.8%
Yuma Municipal Property Corp., AZ, Revenue Bonds (Series D) (XLCA INS) 5.00%, 7/01/21	$750,000	$708,855

NEW YORK – 85.9%

BUILDING – 2.8%
Canton, NY, Human Services, 5.75%, 9/01/32	915,000	751,371
Geneva, NY, Revenue Bonds, (Project A) 5.38%, 2/01/33	1,000,000	956,220
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS), 5.00%, 7/01/29	1,000,000	942,170

TOTAL BUILDING		$2,649,761

DEVELOPMENT – 3.2%
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds (Series B), (Original Issue Yield: 4.66%), 5.25%, 1/01/23	3,000,000	2,967,300

Description	Par Value	Market Value

EDUCATION – 8.1%
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (FGIC INS) 5.00%, 2/15/23	$2,000,000	$1,930,540
New York State Dormitory Authority, Prerefunded Revenue Bonds, (Series C), (PRF to 5/15/09) 7.38%, 5/15/10	425,000	438,430
New York State Dormitory Authority, Revenue Bonds, (FHA INS) 5.85%, 8/01/26	280,000	280,092
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A), (Original Issue Yield: 7.55%) 7.50%, 5/15/13	3,000,000	3,462,481
New York State Dormitory Authority, School Districts Financing Program (Series D), (MBIA INS) 5.50%, 10/01/17	895,000	928,464
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C), (Original Issue Yield: 7.47%) 7.38%, 5/15/10	460,000	487,986

TOTAL EDUCATION		$7,527,993

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Market Value

FACILITIES – 1.7%
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unefunded Revenue Bonds (Series A), (Original Issue Yield: 4.25%), 5.50%, 1/01/17	$1,510,000	$1,551,102

GENERAL OBLIGATIONS – 5.8%
Nassau County, NY, GO, (Series F), (FSA INS) 7.00%, 3/01/10	500,000	529,650
New York City, NY, GO Unlimited Refunding Bonds (Series B), (Original Issue Yield: 4.61%) 5.75%, 8/01/14	1,640,000	1,739,023
New York City, NY, GO Unlimited Unrefunded (Series B), (Original Issue Yield: 5.02%), 5.50%, 12/01/12	1,000,000	1,046,500
Suffolk County, NY, Public Imports, GO Unlimited Bonds (Assured Guaranty State Aid Withholding), (Original Issue Yield: 4.25%) 4.13%, 5/15/28	2,600,000	2,090,868

TOTAL GENERAL OBLIGATIONS		$5,406,041

GENERAL REVENUE – 3.9%
Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	1,000,000	999,930
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds (Series A), (MBIA INS) 5.00%, 11/15/22	2,635,000	2,621,799

TOTAL GENERAL REVENUE		$3,621,729

HIGHER EDUCATION – 1.3%
New York State Dormitory Authority Refunding Revenue Bonds, (Series B), (Original Issue Yield: 3.98%), 5.25%, 11/15/23	1,200,000	1,232,988

HOUSING – 4.5%
East Rochester, NY, Housing Authority, Revenue Bonds 6.13%, 4/20/43	1,355,000	1,307,020
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, (Series B), (HUD Section 8), (PRF 12/01/08 @ 103) 6.50%, 12/01/14	855,000	883,155
[5]New York State HFA, AMT, (Series A), (FHA INS) 7.75%, 8/15/17	870,000	882,519
[5]New York State Mortgage Agency, AMT, (Series 67) 5.80%, 10/01/28	215,000	208,838
[5]New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63) 5.70%, 4/01/11	865,000	868,010

TOTAL HOUSING		$4,149,542

MEDICAL – 7.3%
Chemung County, NY, Industrial Development Agency, (Series A) 5.00%, 11/01/34	750,000	574,455
Chemung County, NY, Industrial Development Agency, (Series B) 5.00%, 11/01/34	1,000,000	765,940
Monroe County, NY, IDA, (Highland Hospital Rochester Project) 5.00%, 8/01/22	1,000,000	831,320
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project) 5.00%, 8/01/25	1,000,000	796,040

Description	Par Value	Market Value

New York City, NY, Health and Hospitals Corp., (Series A), 5.45%, 2/15/26	$1,000,000	$924,420
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS) 5.05%, 8/15/24	750,000	695,205
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS) 5.10%, 2/01/19	1,000,000	960,860
New York State Dormitory Authority, United Health Services, (AMBAC INS) 5.38%, 8/01/27	1,000,000	947,340
Tompkins, NY, Health Care Corp. (FHA INS) 10.80%, 2/01/28	255,000	275,813

TOTAL MEDICAL		$6,771,393

POWER – 6.0%
Long Island Power Authority, NY, Revenue Bonds, (Series E) (FGIC INS) 5.00%, 12/01/22	6,000,000	5,618,880

SPECIAL PURPOSE ENTITY – 13.9%
New York Counties Tobacco Trust II, Refunding Revenue Bonds 5.25%, 6/01/25	805,000	637,906
Tobacco Settlement Financing Corp. NY, Asset Backed Series (Series A-1) 5.50%, 6/01/19	4,575,000	4,609,724
Tobacco Settlement Financing Corp., NY, (Series A-1) 5.25%, 6/01/16	1,430,000	1,436,821
Tobacco Settlement Financing Corp., NY, (Series B-1C) 5.25%, 6/01/13	400,000	400,072
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1), (AMBAC State GTD)/(Original Issue Yield: 4.14%), 5.25%, 6/01/22	3,000,000	2,873,400
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1), (Original Issue Yield: 4.21%), 5.50%, 6/01/18	3,000,000	3,026,010

TOTAL SPECIAL PURPOSE ENTITY		$12,983,933

TRANSPORTATION – 12.1%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A) 5.63%, 7/15/25	220,000	212,925
Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), (AMBAC INS)/(Original Issue Yield: 4.69%), 5.50%, 11/15/16	1,400,000	1,436,078
New York State Thruway Authority, (Series 2000A), (FSA INS) 6.25%, 4/01/11	1,000,000	1,054,590
New York State Thruway Authority, 5.00%, 4/01/20	2,500,000	2,539,900
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge (Original Issue Yield: 4.16%) 5.50%, 4/01/14	2,000,000	2,102,880
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (CAPMAC – ITC GO of Authority) 6.13%, 1/01/21	3,500,000	3,942,295

TOTAL TRANSPORTATION		$11,288,668

WATER & SEWER – 15.3%
New York City, NY, Municipal Water Finance Authority (Series C) 5.13%, 6/15/33	1,000,000	966,690

(MTB New York Municipal Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Municipal Bond Fund (concluded)

Description	Par Value	Market Value

New York City, NY, Municipal Water Finance Authority (Series C) (AMBAC INS) 5.00%, 6/15/35	$1,000,000	$913,560
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Refunding Revenue Bond, (Series C), (Original Issue Yield: 4.59%) 5.00%, 6/15/31	5,000,000	4,666,099
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA), (Original Issue Yield: 4.22%) 5.00%, 6/15/21	3,000,000	3,006,870
New York State Environmental Facilities Corp, NY, State Clean water & Drinking, Revolving Funds, Pooled Fing-Program, (Series B) 5.00%, 11/15/18	1,450,000	1,487,164
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Fund, Refunding Revenue Bonds (Series I), (Original Issue Yield: 4.28%), 5.25%, 9/15/15	2,085,000	2,191,981
New York State Environmental Facilities Corp., Unrefunded Revenue Bonds 5.85%, 1/15/15	1,040,000	1,042,538

TOTAL WATER & SEWER		$14,274,902

TOTAL NEW YORK		$80,044,232

OHIO – 3.0%

SPECIAL PURPOSE ENTITY – 3.0%
Buckeye Tobacco Settlement Financing Authority, OH, (Series A-2)
5.88%, 6/01/30	1,000,000	701,010
6.00%, 6/01/42	3,200,000	2,084,032

TOTAL OHIO		$2,785,042

PUERTO RICO – 0.6%

GENERAL OBLIGATIONS – 0.6%
Commonwealth of Puerto Rico, GO UT, (MBIA-IBC INS) 7.00%, 7/01/10	550,000	575,229

WASHINGTON – 1.8%

SPECIAL PURPOSE ENTITY – 1.8%
Tobacco Settlement Authority, WA, Tobacco Settlement Revenue, Asset Backed Series, (Original Issue Yield: 6.875%), 6.63%, 6/01/32	2,100,000	1,719,795

WISCONSIN – 1.6%

SPECIAL PURPOSE ENTITY – 1.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 6.13%, 6/01/27	1,565,000	1,490,944

TOTAL MUNICIPAL BONDS (COST $93,702,794)		$87,324,097

Description	Par Value	Market Value

4SHORT-TERM MUNICIPAL BONDS – 4.6%

GENERAL OBLIGATIONS – 4.6%
New York City, NY, GO Bonds (Series H-Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC), 7.75%, 11/03/08 (COST $4,325,000)	$4,325,000	$4,325,000

TOTAL INVESTMENTS – 98.3% (COST $98,027,794)		$91,649,097

OTHER ASSETS LESS LIABILITIES – 1.7%		$1,548,817

TOTAL NET ASSETS – 100.0%		$93,197,914

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	91,649,097	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$91,649,097	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT   /   October 31, 2008 (unaudited)

18

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Higher Education	17.2%
School District	14.7%
Development	14.1%
Transportation	12.6%
Medical	9.5%
Continuing Care	7.9%
General Obligations	7.2%
Education	4.7%
Facilities	4.4%
General Revenue	3.0%
Water & Sewer	1.5%
Pollution Control	0.7%
Cash Equivalents[2]	1.3%
Other Assets and Liabilities — Net[3]	1.2%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

MUNICIPAL BONDS – 97.5%

PENNSYLVANIA – 97.5%

CONTINUING CARE – 7.9%
Bucks County, PA, IDA, Revenue Bonds, (Series 2002A), (Pennswood Village)/(PRF 10/01/12) 6.00%, 10/01/27	$1,000,000	$1,108,570
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.) 5.20%, 1/01/13	330,000	298,584
5.30%, 1/01/14	275,000	244,511
5.40%, 1/01/15	240,000	208,176
Delaware County, PA, Authority, (Dunwoody Village, Inc.)/(PRF 4/01/10) 6.25%, 4/01/30	1,200,000	1,263,516
Montgomery County, PA, Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center)/(PRF 12/01/09) 7.25%, 12/01/19	3,000,000	3,207,030
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.) 5.25%, 11/15/28	1,850,000	1,412,438

Description	Par Value	Market Value

Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community) 6.13%, 2/01/28	$1,500,000	$1,092,435

TOTAL CONTINUING CARE		$8,835,260

DEVELOPMENT – 14.1%
Bucks County, PA, IDA, Revenue Bonds, ETM (Senior Lifestyles, Inc.) 10.00%, 5/15/19	4,775,000	6,908,231
Pennsylvania State IDA, Economic Development Revenue Bonds, (AMBAC INS) 5.50%, 7/01/13	500,000	530,165
Philadelphia, PA, Authority for Industrial, (Series B), (FSA INS)/(PRF 10/01/11) 5.25%, 10/01/30	2,000,000	2,148,580
Philadelphia, PA, Authority for Industrial, (Series B), (FSA Ins)/ Development, 5.25%, 10/01/10	1,000,000	1,051,610
Philadelphia, PA, Authority for Industrial, Development, Revenue Bonds, (Please Touch Museum) 5.25%, 9/01/26	1,000,000	778,950
Philadelphia, PA, Redevelopment Authority, (Series C), (FGIC INS) 5.00%, 4/15/27	1,500,000	1,320,210

(MTB Pennsylvania Municipal Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Market Value

Pittsburgh, PA, Auditorium Authority, (Series 1999), (AMBAC INS) 5.25%, 2/01/17	$3,000,000	$3,013,020

TOTAL DEVELOPMENT		$15,750,766

EDUCATION – 4.7%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS) 5.00%, 6/01/14	1,655,000	1,689,572
Bucks County, PA, IDA, Revenue Bonds (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,074,455
Charleroi, PA, Area School District, (Series C), (FGIC ST AID Withholding)/(Original Issue Yield: 6.046%)/(U.S. Government PRF 10/01/09 @ 100) 6.00%, 10/01/17	1,300,000	1,352,611
Charleroi, PA, Area School District, (Series C), (FGIC INS)/(Original Issue Yield: 6.046%) 6.00%, 10/01/17	30,000	30,670
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS) 5.50%, 2/15/21	1,000,000	1,092,280

TOTAL EDUCATION		$5,239,588

FACILITIES – 4.4%
Pennsylvania Convention Center Authority, Revenue Bonds, (Series A), (FGIC INS) 6.00%, 9/01/19	2,410,000	2,678,836
Pittsburgh, PA, Public Parking Authority, Revenue Bonds (Series A) (FGIC INS) 5.00%, 12/01/25	2,500,000	2,239,900

TOTAL FACILITIES		$4,918,736

GENERAL OBLIGATIONS – 7.2%
Berks County, PA, GO Unlimited, Refunding Bonds 5.00%, 11/15/22	2,500,000	2,510,325
Butler County, PA, IDA, GO UT, (FGIC INS) 6.00%, 7/15/11	1,000,000	1,062,000
Lancaster County, PA, (Series A), (FGIC INS), (PRF 5/01/10) 5.60%, 5/01/12	1,000,000	1,049,130
Mercer County, PA, GO UT, (FGIC INS) 5.50%, 10/01/18	1,155,000	1,173,261
5.50%, 10/01/19	1,215,000	1,229,604
Philadelphia, PA, GO UT, (FSA INS) 5.25%, 9/15/15	1,000,000	1,054,330

TOTAL GENERAL OBLIGATIONS		$8,078,650

GENERAL REVENUE – 3.0%
Westmoreland County, PA, Municipal Authority, Revenue Bonds, (State and Local Government PRF 8/15/2015 @ 100)/(FSA INS) 5.25%, 8/15/27	3,000,000	3,292,410

HIGHER EDUCATION – 17.2%
Allegheny County, PA, Higher Education Building Authority University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	2,000,000	1,899,420
Chester County, PA, HEFA, (Immaculata College)/(Radian Asset Assurance INS) 5.63%, 10/15/27	2,250,000	2,005,695

Description	Par Value	Market Value

Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS) 5.00%, 5/01/19	$1,420,000	$1,392,409
5.00%, 5/01/20	1,490,000	1,438,193
Montgomery County, PA, Higher Education & Health Authority Refunding Revenue Bonds, (Arcadia University) 4.50%, 4/01/30	1,660,000	1,278,947
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine) 5.00%, 12/01/13	1,345,000	1,363,427
Pennsylvania State Higher Education Facilities Authority, (Series A), (Pennsylvania Hospital)/(AMBAC Financial Group, Inc. INS) 5.00%, 8/15/14	2,685,000	2,823,491
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian Asset Assurance INS) 5.50%, 12/15/15	1,940,000	1,924,344
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(FGIC INS) 5.00%, 11/01/20	550,000	528,875
Pennsylvania State Higher Educational Revenue, (MBIA Insurance Corp. INS) 5.00%, 5/01/27	1,250,000	1,105,075
Pennsylvania State University, Revenue Bonds 5.00%, 9/01/17	1,335,000	1,372,861
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College) 5.25%, 9/15/20	1,000,000	1,017,080
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University) 5.25%, 4/01/20	1,000,000	1,016,090

TOTAL HIGHER EDUCATION		$19,165,907

MEDICAL – 9.5%
Allegheny County, PA, HDA, (Series A) Revenue Bonds, (Jefferson Regional Medical Center, PA) 4.20%, 5/01/11	370,000	354,634
4.25%, 5/01/12	290,000	270,208
4.40%, 5/01/16	415,000	353,995
Chester County, PA, HEFA, (Chester County Hospital, PA)/(MBIA Insurance Corp. INS) 5.63%, 7/01/09	1,985,000	1,988,533
5.63%, 7/01/10	1,675,000	1,676,926
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System) 5.38%, 5/15/27	2,000,000	1,861,240
Lancaster County, PA, Hospital Authority, (Masonic Homes) 5.00%, 11/01/21	1,160,000	995,141
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital) 5.00%, 3/15/23	1,270,000	1,159,027
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/(MBIA Insurance Corp. INS) 5.63%, 1/01/16	2,000,000	1,938,560

TOTAL MEDICAL		$10,598,264

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (concluded)

Description	Par Value	Market Value

POLLUTION CONTROL – 0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	$750,000	$726,165

SCHOOL DISTRICT – 14.7%
Central Dauphin, PA, School District (MBIA Insurance Corp. INS)/(PRF 2/01/16) 7.00%, 2/01/27	2,500,000	2,993,850
Cumberland Valley, PA, School District, GO UT, (FSA INS) 5.00%, 11/15/16	2,000,000	2,114,440
Eastern York, PA, School District, GO UT, (Series A), (FSA INS) 5.00%, 9/01/24	1,275,000	1,250,316
Haverford Turnpike, PA, School District, GO UT, (FSA INS) 5.50%, 3/15/19	1,000,000	1,077,110
Hempfield, PA, School District, GO UT, (Series B), (FGIC INS) 5.00%, 10/15/18	2,650,000	2,710,049
Jenkintown, PA, School District, GO UT, (Series A), (FGIC ST AID Withholding)/(PRF 5/15/12) 5.00%, 5/15/28	1,375,000	1,464,760
Mifflin County, PA, School District, GO Unlimited, (MBIA-IBC XLCA State Aid Withholding)/(Original Issue Yield: 4.34%) 7.50%, 9/01/26	2,000,000	2,287,240
Philadelphia, PA, School District, GO Unlimited (Series D), (FSA State Aid Withholding)/(Original Issue Yield: 4.02%) 5.50%, 6/01/17	1,300,000	1,362,881
Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds 5.00%, 2/15/15	1,000,000	1,069,980

TOTAL SCHOOL DISTRICT		$16,330,626

TRANSPORTATION – 12.6%
Allegheny County, PA, Port Authority Special Revenue Bonds, (FGIC INS) 5.00%, 3/01/19	2,500,000	2,458,275
Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds, Highway Imps. 5.25%, 7/01/18	1,500,000	1,517,820
Delaware River Port Authority, PA, (Series A), (FSA INS) 5.50%, 1/01/16	3,410,000	3,538,932
Pennsylvania State Turnpike Commission, (Series S), (FGIC INS) 5.63%, 6/01/13	4,000,000	4,217,400
Scranton, PA, Parking Authority, (FGIC INS) 5.00%, 9/15/33	2,250,000	1,738,305
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (FGIC INS) 5.25%, 3/01/13	500,000	508,490

TOTAL TRANSPORTATION		$13,979,222

Description	Par Value	Market Value

WATER & SEWER – 1.5%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds (Series A), (MBIA INS) 5.00%, 12/01/30	$2,000,000	$1,713,320

TOTAL MUNICIPAL BONDS (COST $112,145,920)		$108,628,914

MONEY MARKET FUND – 1.3%
[5,7]Dreyfus Tax Exempt Cash Fund, Institutional Shares, AMT, 2.63% (COST $1,433,715)	1,433,715	$1,433,715

TOTAL INVESTMENTS – 98.8% (COST $113,579,635)		$110,062,629

OTHER ASSETS LESS LIABILITIES – 1.2%		$1,320,854

TOTAL NET ASSETS – 100.0%		$111,383,483

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$1,433,715	$—
Level 2 – Other Significant Observable Inputs	108,628,914	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$110,062,629	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Medical	27.3%
General Obligations	18.2%
Continuing Care	8.5%
Facilities	7.7%
Higher Education	7.0%
General Revenue	6.9%
Transportation	4.7%
Education	4.4%
Development	4.2%
Water & Sewer	2.8%
Multifamily Housing	2.1%
Housing	1.9%
Special Purpose Entity	1.7%
Pollution Control	1.1%
Cash Equivalents[2]	0.2%
Other Assets and Liabilities — Net[3]	1.3%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

MUNICIPAL BONDS – 98.5%

DISTRICT OF COLUMBIA – 1.3%

TRANSPORTATION – 1.3%
Washington, DC, Metro Area Transit Authority (FGIC INS) 6.00%, 7/01/10	$500,000	$518,810
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS) 5.00%, 1/01/12	1,000,000	1,032,120

TOTAL DISTRICT OF COLUMBIA		$1,550,930

MARYLAND – 90.5%

CONTINUING CARE – 8.5%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.) 5.00%, 1/01/22	1,200,000	1,034,604
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS) 5.38%, 1/01/16	2,000,000	2,027,179
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice Inc.)/(Original Issue Yield: 5.95%) 5.90%, 1/01/17	1,000,000	830,050

Description	Par Value	Market Value

Maryland State Economic Development Corp., (Series A), (GNMA Collateralized Home Mortgage Program COL) (Crescent Cities Charities) 4.65%, 12/20/08	$60,000	$60,131
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House Inc)/(Original Issue Yield: 5.93%) 5.80%, 1/01/32	2,135,000	1,822,350
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives) 6.00%, 12/01/13	1,370,000	1,436,089
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist) 4.80%, 10/01/28	1,000,000	949,900
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.25%) 5.25%, 1/01/27	1,500,000	1,002,075
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%) 5.30%, 1/01/37	1,500,000	922,275

TOTAL CONTINUING CARE		$10,084,653

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Market Value

DEVELOPMENT – 4.2%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (MBIA Insurance Corp INS)/(Original Issue Yield: 5.04%) 5.00%, 6/01/21	$275,000	$275,333
Maryland State Economic Development Corp., Revenue Bonds (Chesapeake Hills Golf Course) 8.25%, 11/01/26	1,000,000	654,280
Maryland State Economic Development Corp., (Lutheran World Relief, Inc) 5.25%, 4/01/29	2,100,000	1,631,784
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)/(Obligated Group)/(PRF 4/01/10 @ 102) 7.13%, 4/01/19	690,000	738,514
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation 5.38%, 6/01/19	750,000	771,135
Maryland State IDFA, (Series B) (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%) 5.10%, 11/01/22	1,000,000	946,350

TOTAL DEVELOPMENT		$5,017,396

EDUCATION – 4.4%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School)/(Original Issue Yield: 5.35%) 5.25%, 7/01/20	1,585,000	1,591,340
Maryland State Health & Higher Educational Facilities Authority, (Mclean School)/(Original Issue Yield: 6.15%) 6.00%, 7/01/31	1,500,000	1,131,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy) 5.50%, 7/01/38	1,000,000	636,690
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School) 6.00%, 5/01/35	1,000,000	704,290
New Baltimore, MD, Board School Commerce, Revenue Bonds, (Original Issue Yield: 5.05%) 5.00%, 11/01/13	1,135,000	1,170,718

TOTAL EDUCATION		$5,234,548

FACILITIES – 5.8%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (MBIA Insurance Corp. INS) 5.38%, 9/01/11	2,910,000	2,972,245
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA Insurance) 5.25%, 9/01/39	2,500,000	1,904,825
Maryland State Stadium Authority, (Ocean City Convention Center)/(Original Issue Yield: 5.55%) 5.38%, 12/15/15	500,000	501,105
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,410,106

TOTAL FACILITIES		$6,788,281

GENERAL OBLIGATIONS – 18.2%
Anne Arundel County, MD, GO UT, (Original Issue Yield: 3.86%) 5.00%, 3/01/16	1,000,000	1,041,270
[5]Anne Arundel County, MD, LT GO, AMT (Original Issue Yield: 5.55%) 5.50%, 9/01/15	500,000	500,105

Description	Par Value	Market Value

County of Anne Arundel, MD, General Imports, GO Limited 4.50%, 3/01/25	$2,000,000	$1,861,640
Frederick County, MD, GO UT 5.25%, 11/01/19	1,500,000	1,596,360
Frederick County, MD, Refunding GO UT, (Series A) 5.25%, 7/01/13	2,080,000	2,175,950
Howard County, MD, (Series A) 5.25%, 8/15/15	1,800,000	1,882,476
Howard County, MD, GO UT, (Series A), (PRF 2/15/12) 5.25%, 8/15/16	1,480,000	1,584,444
Maryland State, (Series A), (Original Issue Yield: 4.28%) 5.50%, 3/01/13	2,000,000	2,176,540
Montgomery County, MD, GO UT, (Series A), (PRF 1/01/10)/(Original Issue Yield: 5.07%) 5.60%, 1/01/16	2,000,000	2,098,400
Prince Georges County, MD, Consolidated Public Improvement, GO UT, (FSA INS)/(PRF 10/01/09) 5.50%, 10/01/10	1,045,000	1,091,879
Queen Annes County, MD, (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.94%) 5.00%, 11/15/16	1,000,000	1,053,470
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital)/(Original Issue Yield: 5.00%) 5.00%, 10/01/21	1,000,000	1,003,510
St. Mary’s County, MD, Refunding GO UT 5.00%, 10/01/18	2,255,000	2,315,275
Washington Suburban Sanitation District, MD, GO UT 6.00%, 6/01/18	1,000,000	1,130,230

TOTAL GENERAL OBLIGATIONS		$21,511,549

GENERAL REVENUE – 5.6%
Anne Arundel County, MD, Refunding Revenue Bonds, National Business Park Project 5.13%, 7/01/28	2,200,000	2,206,820
Baltimore, MD, Refunding Revenue Bonds, (Series A), (FGIC INS) 5.25%, 7/01/17	1,000,000	1,014,740
Baltimore, MD, Water Project Refunding Revenue Bonds, (Series A), (FSA INS)/(PRF 7/01/10)/(Original Issue Yield: 5.80%) 5.75%, 7/01/30	3,000,000	3,169,950
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%) 5.38%, 7/01/20	250,000	213,663

TOTAL GENERAL REVENUE		$6,605,173

HIGHER EDUCATION – 7.0%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10)/(Original Issue Yield: 5.88%) 5.75%, 9/01/25	1,000,000	1,054,600
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Maryland Institute College of Art) 5.00%, 6/01/36	1,900,000	1,319,797
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)/(Original Issue Yield: 5.60%) 5.60%, 6/01/10	500,000	496,755
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)/(Original Issue Yield: 6.054%) 6.00%, 6/01/19	1,000,000	865,990

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Market Value

Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A)/(Original Issue Yield: 6.09%) 6.00%, 7/01/22	$500,000	$396,935
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A)/(Original Issue Yield: 5.88%) 5.75%, 10/01/33	350,000	232,677
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins University)/(United States Treasury PRF 7/01/09)/(Original Issue Yield: 6.18%) 6.00%, 7/01/39	1,000,000	1,036,360
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee (Series A), (AMBAC INS)/(Original Issue Yield: 4.65%) 4.50%, 9/01/30	2,250,000	1,775,160
University of Maryland, Revenue Bonds, (Series A) 5.25%, 10/01/11	1,000,000	1,028,280

TOTAL HIGHER EDUCATION		$8,206,554

HOUSING – 0.1%
Maryland State Community Development Administration, Refunding Revenue Bonds, (Original Issue Yield: 5.00%) 5.00%, 4/01/17	70,000	69,325
[5]Prince Georges County, MD, Housing Authority SFM, AMT (Series A), (GNMA)/(FNMA)/(FHLMC) 5.55%, 12/01/33	10,000	8,196

TOTAL HOUSING		$77,521

MEDICAL – 27.3%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital) 6.00%, 7/01/37	2,250,000	1,914,548
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center) 5.00%, 7/01/40	1,000,000	675,290
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	2,547,809
Maryland State Health & Higher Educational Facilities Authority, ETM (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%) 5.50%, 7/01/13	580,000	602,736
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital) 5.00%, 5/15/26	900,000	794,250
Maryland State Health & Higher Educational Facilities Authority, (MBIA Insurance Corp. INS)/(Howard County General Hospital, MD)/(Original Issue Yield: 5.17%) 5.00%, 7/01/19	1,500,000	1,370,220
Maryland State Health & Higher Educational Facilities Authority, (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,033,800
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)/(Original Issue Yield: 5.80%) 5.63%, 7/01/31	2,000,000	1,642,640
Maryland State Health & Higher Educational Facilities Authority, (Series A) (Medlantic/Helix Parent, Inc.)/(FSA INS) 5.25%, 8/15/12	1,175,000	1,194,329

Description	Par Value	Market Value

Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.) 5.00%, 7/01/27	$1,750,000	$1,354,903
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital) 5.50%, 7/01/16	600,000	604,740
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	1,740,000	1,708,958
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	1,000,000	1,033,360
Maryland State Health & Higher Educational Facilities Authority, ETM (AMBAC INS)/(Helix Health Systems, Inc.)/(Original Issue Yield: 5.27%) 5.00%, 7/01/27	3,630,000	3,585,931
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.)/(Original Issue Yield: 4.05%) 5.00%, 8/15/11	1,000,000	1,002,400
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Lifebridge Health, Inc.) 5.00%, 7/01/12	1,000,000	1,063,730
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Frederick Memorial Hospital)/(FGIC LOC) 5.25%, 7/01/13	500,000	518,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,470,787
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%) 5.50%, 7/01/33	500,000	379,240
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) 5.25%, 5/15/46	1,000,000	725,050
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,684,780
5.00%, 7/01/26	1,000,000	855,400
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	852,560
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	500,000	403,060
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%) 4.00%, 1/01/18	2,000,000	1,681,960
Montgomery County, MD, EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	559,164

TOTAL MEDICAL		$32,260,155

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (concluded)

Description	Par Value	Market Value

MULTI-FAMILY HOUSING – 2.1%
Howard County, MD, Multifamily Revenue, Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Put 7/1/14) 4.90%, 7/01/24	$500,000	$471,115
Maryland State Community Development Administration, (Series C), (FANNIE MAE)/(Mandatory Put 12/1/09) 5.20%, 12/01/29	2,000,000	2,027,300

TOTAL MULTI-FAMILY HOUSING		$2,498,415

POLLUTION CONTROL – 1.1%
Prince Georges County, MD, Parking Authority, Potomac Electric Project, (Original Issue Yield: 5.85%) 5.75%, 3/15/10	1,250,000	1,280,913

TRANSPORTATION – 3.4%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.) 6.50%, 12/01/10	400,000	411,716
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.) 6.50%, 10/01/11	1,000,000	1,001,120
Maryland State Department of Transportation 5.50%, 2/01/16	1,000,000	1,097,820
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/15	1,375,000	1,461,323

TOTAL TRANSPORTATION		$3,971,979

WATER & SEWER – 2.8%
Baltimore, MD, Wastewater Project Revenue Bonds (Series B) (MBIA INS)/(PRF 7/01/15) 5.00%, 7/01/22	1,290,000	1,397,328
Baltimore, MD, Wastewater, Revenue Bonds, (FGIC INS) 6.00%, 7/01/15	1,000,000	1,058,050
Baltimore, MD, Water Projects, Revenue Bonds (Series A) ETM, (FGIC INS) 5.38%, 7/01/15	775,000	837,155

TOTAL WATER & SEWER		$3,292,533

TOTAL MARYLAND		$106,829,670

PUERTO RICO – 5.0%

FACILITIES – 1.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)/(Original Issue Yield: 3.87%) 5.50%, 7/01/20	2,400,000	2,283,696

GENERAL REVENUE – 1.3%
Puerto Rico Public Finance Corp., (Series A), (Ambac Financial Group, Inc. INS) 5.38%, 6/01/19	1,500,000	1,562,880

HOUSING – 1.8%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF to 12/01/13) 5.00%, 12/01/18	1,400,000	1,483,257

Description	Par Value	Market Value

Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN) 5.00%, 12/01/18	$600,000	$601,710

TOTAL HOUSING		$2,084,967

TOTAL PUERTO RICO		$5,931,543

WISCONSIN – 1.7%

SPECIAL PURPOSE ENTITY – 1.7%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 7.00%, 6/01/28	2,000,000	1,989,300

TOTAL MUNICIPAL BONDS (COST $124,595,724)		$116,301,443

MONEY MARKET FUND – 0.2%
[5,7]Dreyfus Tax Exempt Cash Fund, Institutional Shares, AMT, 2.63% (COST $181,384)	181,384	$181,384

TOTAL INVESTMENTS – 98.7% (COST $124,777,108)		$116,482,827

OTHER ASSETS LESS LIABILITIES – 1.3%		$1,534,386

TOTAL NET ASSETS – 100.0%		$118,017,213

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$181,383	$—
Level 2 – Other Significant Observable Inputs	116,301,444	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$116,482,827	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

25

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Water & Sewer	16.3%
Medical	14.3%
General Obligation	14.2%
Transportation	11.8%
Development	8.6%
Multifamily Housing	7.5%
Facilities	7.1%
General Revenue	5.0%
Pollution Control	4.3%
Higher Education	4.1%
Airport Development & Maintenance	3.3%
Education	2.0%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

MUNICIPAL BONDS – 98.5%

DISTRICT OF COLUMBIA – 3.3%

AIRPORT DEVELOPMENT & MAINTENANCE – 3.3%
[5]Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT (Series D), (FSA INS) 5.38%, 10/01/18	$245,000	$230,525
[5]5.38%, 10/01/19	335,000	309,463

TOTAL DISTRICT OF COLUMBIA		$539,988

PUERTO RICO – 8.5%

FACILITIES – 4.1%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)/(Original Issue Yield: 3.87%) 5.50%, 7/01/20	705,000	$670,836

GENERAL OBLIGATIONS – 1.3%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (Original Issue Yield: 5.02%)/(PRF 7/01/13 @ 100), 5.00%, 7/01/33	150,000	162,254

Description	Par Value	Market Value

Commonwealth of Puerto Rico, GO UT, Unrefunded (Series A), (Original Issue Yield: 5.02%), 5.00%, 7/01/33	$65,000	$52,818

TOTAL GENERAL OBLIGATIONS		$215,072

GENERAL REVENUE – 1.6%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/01/2011 @ 100)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%) 5.00%, 8/01/31	250,000	$261,395

TRANSPORTATION – 1.5%
Puerto Rico Highway and Transportation Authority, (Series W) 5.50%, 7/01/13	250,000	255,648

TOTAL PUERTO RICO		$1,402,951

VIRGINIA – 86.7%

DEVELOPMENT – 8.6%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.) 4.75%, 11/01/16	50,000	50,603
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS) 5.00%, 12/01/14	705,000	725,741

(MTB Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Market Value

Montgomery County, VA, IDA, Revenue Bonds, (Series C), (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%) 5.13%, 1/15/19	$500,000	$502,390
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)/(Original Issue Yield: 5.05%) 5.00%, 12/01/17	100,000	99,923
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A), (Original Issue Yield: 4.32%) 4.25%, 8/01/13	50,000	51,252

TOTAL DEVELOPMENT		$1,429,909

EDUCATION – 2.0%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School) 5.00%, 1/01/29	250,000	230,570
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School) (Original Issue Yield: 5.15%) 5.10%, 10/15/29	120,000	103,871

TOTAL EDUCATION		$334,441

FACILITIES – 3.0%
Virginia State, VA, Public Building Authority, Public Facility Revenue Bonds (Series B), (Original Issue Yield: 3.95%) 5.00%, 8/01/23	500,000	$502,195

GENERAL OBLIGATIONS – 12.9%
Alexandria, VA, Public Improvements, GO UT, (U. S. Treasury PRF 6/15/2010 @ 101) 5.75%, 6/15/14	500,000	532,979
Arlington County, VA, Public Improvement, GO UT, (U. S. Treasury PRF 2/01/2012 @ 100) 5.25%, 2/01/15	350,000	374,476
Loudoun County, VA, GO UT, (Series B), 5.25%, 12/01/14	500,000	546,039
[5]Roanoke, VA, GO UT, AMT (Series B), (FGIC INS) 5.00%, 10/01/11	300,000	310,176
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/(State Aid Withholding INS)/(Original Issue Yield: 5.67%), 5.63%, 6/01/18	350,000	372,159

TOTAL GENERAL OBLIGATIONS		$2,135,829

GENERAL REVENUE – 3.4%
Virginia Beach, VA, Public Improvement (Series B) 5.00%, 5/01/20	250,000	258,015
Virginia State, Resources Authority Infrastructure Revenue Bonds (Series A), (VA Pooled Funding Program) 4.00%, 11/01/21	350,000	301,578

TOTAL GENERAL REVENUE		$559,593

HIGHER EDUCATION – 4.1%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(Original Issue Yield: 5.48%) 5.35%, 4/01/29	250,000	195,473
Virginia College Building Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)/(Washington & Lee University)/(Original Issue Yield: 5.05%) 5.25%, 1/01/31	500,000	488,380

TOTAL HIGHER EDUCATION		$683,853

Description	Par Value	Market Value

MEDICAL – 14.3%
Albemarle County, VA, IDA, (Martha Jefferson Hospital), 5.25%, 10/01/15	$650,000	$648,290
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)/(Original Issue Yield: 4.75%) 4.63%, 1/01/19	200,000	153,356
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%) 5.25%, 8/15/19	720,000	708,825
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%) 5.00%, 8/15/23	250,000	240,623
Henrico County, VA, EDA, Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%)/(PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,464
Henrico County, VA, EDA, Unrefunded Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%) 5.60%, 11/15/30	245,000	215,509
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury)/(Original Issue Yield: 5.42%) 5.38%, 11/01/32	500,000	343,280
Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)/(Original Issue Yield: 5.70%) 5.13%, 2/15/18	50,000	49,523

TOTAL MEDICAL		$2,364,870

MULTI-FAMILY HOUSING – 7.5%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT (AHC LP-2), Mandatory Tender 11/1/19, 5.15%, 11/01/31	500,000	458,135
[5]Virginia State Housing Development Authority Multi-Family, AMT (Series G) 5.00%, 11/01/13	300,000	297,363
[5]Virginia State Housing Development Authority, Rental Housing , AMT (Series N), (GO of Authority INS) 5.13%, 1/01/15	500,000	489,500

TOTAL MULTI-FAMILY HOUSING		$1,244,998

POLLUTION CONTROL – 4.3%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.) 5.88%, 6/01/17	200,000	202,164
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)/(Original Issue Yield: 5.07%), 5.00%, 7/01/15	500,000	502,670

TOTAL POLLUTION CONTROL		$704,834

TRANSPORTATION – 10.3%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (FGIC LOC)/(Original Issue Yield: 5.02%) 5.25%, 7/15/17	200,000	204,016
Virginia Commonwealth Transportation Board, (Series A) 5.00%, 5/15/14	500,000	536,420
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.00%, 9/28/15	500,000	535,385

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

MTB Virginia Municipal Bond Fund (concluded)

Description	Par Value	Market Value

Virginia Commonwealth Transportation Board, VA, Transportation Revenue (MBIA-IBC) 5.00%, 4/01/15	$400,000	$412,296

TOTAL TRANSPORTATION		$1,688,117

WATER & SEWER – 16.3%
Fairfax County, VA, Water Authority, Revenue Bonds, (Escrowed in U.S. Treasuries COL)/(Original issue Yield: 5.85%) 5.80%, 1/01/16	685,000	735,860
Fairfax County, VA, Water Authority, Revenue Refunding Bonds, (Original issue Yield: 5.22%) 5.00%, 4/01/21	100,000	103,127
Norfolk, VA, Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 5.95%) 5.88%, 11/01/15	500,000	501,155
Norfolk, VA, Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 6.10%) 5.75%, 11/01/12	500,000	501,105
Prince William County, VA, Service Authority Water & Sewer System, (FGIC INS)/(PRF 7/01/09) 5.50%, 7/01/19	250,000	258,933
Upper Occoquan Sewage Authority, VA, (Series A), (MBIA INS) 5.15%, 7/01/20	575,000	589,933

TOTAL WATER & SEWER		$2,690,113

TOTAL VIRGINIA		$14,338,752

TOTAL MUNICIPAL BONDS (COST $16,917,775)		$16,281,691

MONEY MARKET FUND – 0.3%
[5,7]Dreyfus Tax Exempt Cash Fund, Institutional Shares, AMT, 2.63% (COST $54,901)	54,901	$54,901

TOTAL INVESTMENTS – 98.8% (COST $16,972,676)		$16,336,592

OTHER ASSETS LESS LIABILITIES – 1.2%		$205,803

TOTAL NET ASSETS – 100.0%		$16,542,395

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$54,901	$—
Level 2 – Other Significant Observable Inputs	16,281,691	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$16,336,592	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	42.9%
Corporate Bonds	18.0%
Government Agencies	20.6%
Collateralized Mortgage Obligations	11.5%
U.S. Treasury Notes	5.8%
Asset-Backed Securities	0.8%
Enhanced Equipment Trust Certificate	0.4%
Cash Equivalents[1]	0.8%
Other Assets and Liabilities — Net[2]	(0.8)%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value

ASSET-BACKED SECURITIES – 0.8%

FINANCIAL SERVICES – 0.8%
Ford Credit Auto Owner Trust, Series 2007-B Class A2A 5.26%, 6/15/10 (COST $1,258,684)	$1,258,803	$1,250,720

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.5%

COMMERCIAL MORTGAGE BACK SECURITY (CMBS) – 1.4%
American Tower Trust, Series 2007-1A, Class AFX 5.42%, 4/15/37	1,000,000	866,914
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2 5.63%, 4/10/49	1,500,000	1,315,020

TOTAL COMMERCIAL MORTGAGE BACK SECURITY		$2,181,934

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.5%
Series 1920, Class H 7.00%, 1/15/12	334,773	344,583
Series 1993-160, Class AJ 6.50%, 4/25/23	276,152	277,242
Series 2672, Class WA 4.00%, 9/15/10	613,997	610,071
Series 2872, Class GB 5.00%, 5/15/28	7,000,000	7,039,942
Series R001-AE 4.38%, 4/15/15	3,067,689	3,030,325

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$11,302,163

WHOLE LOAN – 2.6%
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1 5.09%, 11/25/08	2,091,457	2,023,523
Structured Asset Securities Corp., Series 2005-1, Class 6A1 6.00%, 2/25/35	2,140,091	1,967,344

TOTAL WHOLE LOAN		$3,990,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,221,915)		$17,474,964

Description	Par Value	Market Value

CORPORATE BONDS – 18.0%

AEROSPACE & DEFENSE – 0.6%
United Technologies Corp., Unsecured Note 4.88%, 5/01/15	$960,000	$868,026

AUTO MANUFACTURERS – 0.3%
Daimler Finance North America LLC 5.75%, 9/08/11	500,000	405,325

BANKS – 3.6%
Bank of America Corp. 7.13%, 10/15/11	800,000	794,026
BB&T Corp. 4.75%, 10/01/12	500,000	450,877
Citigroup, Inc. 5.50%, 4/11/13	1,000,000	917,701
JP Morgan Chase Bank NA 6.00%, 10/01/17	500,000	433,409
PNC Funding Corp., Sub. Note 6.13%, 2/15/09	1,330,000	1,337,089
US Bank NA 5.92%, 5/25/12	1,216,270	1,245,693
6.30%, 2/04/14	305,000	294,266

TOTAL BANKS		$5,473,061

BEVERAGES – 0.9%
[1]Coca-Cola Enterprises, Inc. 3.40%, 11/06/08	1,000,000	966,147
[2,3]Dr. Pepper Snapple Group, Inc. 6.82%, 5/01/18	500,000	430,682

TOTAL BEVERAGES		$1,396,829

CAPITAL MARKETS – 0.6%
Morgan Stanley, Note 4.00%, 1/15/10	1,000,000	950,500

COMMERCIAL SERVICES – 0.3%
Iron Mountain, Inc. 8.00%, 6/15/20	500,000	393,750

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Market Value

DIVERSIFIED FINANCIAL SERVICES – 2.7
[1]BankBoston Capital Trust III 3.57%, 12/15/08	$1,000,000	$747,118
[1]Ford Motor Credit Co., LLC 4.36%, 1/15/09	900,000	677,250
[1]General Electric Capital Corp. 3.59%, 1/26/09	900,000	809,649
IBM International Group Capital 5.05%, 10/22/12	1,000,000	981,307
1SLM Corp. 3.68%, 1/26/09	1,000,000	885,677

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,101,001

ELECTRIC UTILITIES – 0.1%
Centerpoint Energy, Inc. 6.50%, 5/01/18	125,000	95,906

ENERGY EQUIPMENT & SERVICES – 0.3%
National-Oilwell Varco, Inc. 5.65%, 11/15/12	500,000	505,238

FOOD – 0.9%
Kellogg Co. 4.25%, 3/06/13	500,000	454,585
McCormick & Co., Inc. 5.75%, 12/15/17	500,000	419,695
McDonald’s Corp. 5.35%, 3/01/18	500,000	449,560

TOTAL FOOD		$1,323,840

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co. 5.00%, 3/01/13	500,000	454,966

MEDIA – 0.6%
[2,3]COX Enterprises, Inc., Note 7.88%, 9/15/10	1,000,000	987,406

MULTI-UTILITIES – 0.6%
CenterPoint Energy, Inc., Sr. Unsecured, Series B 7.25%, 9/01/10	500,000	506,893
Dominion Resources, Inc., Series A 5.60%, 11/15/16	500,000	408,626

TOTAL MULTI-UTILITIES		$915,519

OIL & GAS – 3.0
ConocoPhillips 8.75%, 5/25/10	1,265,000	1,328,140
Devon Financing Corp. 6.88%, 9/30/11	1,000,000	990,777
Enterprise Products Operating LP 7.03%, 1/15/68	1,000,000	681,397
Enterprise Products Operating LP, Class B 4.63%, 10/15/09	500,000	474,841
Pioneer Natural Resources Co. 6.88%, 5/01/18	1,000,000	753,243
XTO Energy, Inc. 6.50%, 12/15/18	500,000	415,965

TOTAL OIL & GAS		$4,644,363

REAL ESTATE INVESTMENT TRUSTS – 0.6%
HRPT Properties Trust 6.65%, 1/15/18	500,000	407,906
Simon Property Group, Inc. 5.38%, 6/01/11	500,000	451,821

TOTAL REAL ESTATE INVESTMENT TRUSTS		$859,727

Description	Par Value	Market Value

RETAIL – 0.5%
CVS/Caremark Corp. 5.75%, 6/01/17	$1,000,000	$812,433

TELECOMMUNICATIONS – 1.1%
American Tower Corp., Sr. Unsecured 7.13%, 10/15/12	1,000,000	932,500
AT&T, Inc. 6.25%, 3/15/11	770,000	765,369

TOTAL TELECOMMUNICATIONS		$1,697,869

TRANSPORTATION – 1.0%
[2,3]Korea Railroad Corp. 5.38%, 5/15/13	500,000	390,904
Canadian National RR Co. 5.85%, 11/15/17	500,000	438,872
Union Pacific Corp., Sr. Unsecured 3.88%, 2/15/09	500,000	497,003
5.75%, 11/15/17	250,000	214,805

TOTAL TRANSPORTATION		$1,541,584

TOTAL CORPORATE BONDS (COST $30,027,036)		$27,427,343

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.4%

AIRLINES – 0.4%
[2,3]Delta Airlines, Inc., Pass-Thru Certificates, Series 2007-1 6.82%, 8/10/22 (COST $922,314)	934,936	$609,905

GOVERNMENT AGENCIES – 20.6%

THRIFTS & MORTGAGE FINANCE – 20.6%
Federal Home Loan Bank System, Bonds 5.00%, 12/11/09	7,000,000	7,148,234
4.63%, 2/18/11	6,000,000	6,152,518
Federal Home Loan Mortgage Corp. 5.75%, 3/15/09	7,000,000	7,090,463
5.45%, 7/09/10	2,900,000	2,916,190
5.00%, 1/30/14	2,000,000	2,030,010
Federal Natinal Mortgage Association 3.15%, 4/01/11	3,000,000	2,971,522
Federal National Mortgage Association 3.88%, 6/16/11	3,000,000	2,999,257

TOTAL GOVERNMENT AGENCIES (COST $31,065,453)		$31,308,194

MORTGAGE-BACKED SECURITIES – 42.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 16.1%
Pool A18401 6.00%, 2/01/34	271,025	271,575
Pool C90293 7.50%, 9/01/19	437,579	462,159
Pool C90504 6.50%, 12/01/21	220,222	224,847
Pool E76204 5.50%, 4/01/14	3,435	3,435
Pool E83022 6.00%, 4/01/16	145,724	147,587
Pool E92817 5.00%, 12/01/17	900,291	889,994

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (concluded)

Description	Par Value	Market Value

Pool G03703 5.50%, 12/01/37	$4,736,148	$4,624,405
Pool G10399 6.50%, 7/01/09	4,704	4,720
Pool G11311 5.00%, 10/01/17	732,790	724,408
Pool G12709 5.00%, 7/01/22	8,188,211	8,005,000
Pool G13077 5.50%, 4/01/23	9,141,458	9,114,034

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$24,472,164

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 26.1%
Pool 254227 5.00%, 2/01/09	131,721	132,275
Pool 254240 7.00%, 3/01/32	290,915	303,179
Pool 254400 5.50%, 7/01/09	128,675	129,814
Pool 256674 6.00%, 4/01/37	4,934,247	4,937,331
Pool 303831 6.00%, 4/01/11	60,557	60,979
Pool 313224 7.00%, 12/01/11	68,043	69,564
Pool 424286 6.50%, 6/01/13	32,036	32,831
Pool 526062 7.50%, 12/01/29	62,138	65,704
Pool 561915 6.50%, 11/01/30	31,331	32,108
Pool 619054 5.50%, 2/01/17	479,654	482,277
Pool 832365 5.50%, 8/01/20	3,836,615	3,839,613
Pool 838741 5.00%, 9/01/20	3,745,222	3,678,510
Pool 839291 5.00%, 9/01/20	126,514	124,260
Pool 885704 6.00%, 10/01/36	7,990,082	7,995,075
Pool 897174 6.00%, 10/01/36	1,903,500	1,904,689
Pool 933147 5.50%, 10/01/37	3,663,429	3,583,291
Pool 959393 6.00%, 12/01/37	7,685,217	7,690,020
Pool 975207 5.00%, 3/01/23	4,746,338	4,646,962

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$39,708,482

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.7%
Pool 426727 7.00%, 2/15/29	35,371	36,740
Pool 780825 6.50%, 7/15/28	365,398	374,511
Pool 781231 7.00%, 12/15/30	153,425	159,174
Pool II 2616 7.00%, 7/20/28	167,301	173,151
Pool II 2701 6.50%, 1/20/29	320,057	327,038

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,070,614

TOTAL MORTGAGE-BACKED SECURITIES (COST $66,089,352)		$65,251,260

U.S. TREASURY – 5.8%
Inflation Protected Note 2.38%, 4/15/11	5,000,000	5,210,187
3.00%, 7/15/12	580,000	685,749

Description	Par Value	Market Value
2.00%, 1/15/14	$2,300,000	$2,488,914
1.63%, 1/15/15	500,000	500,634

TOTAL U.S. TREASURY (COST $9,020,444)		$8,885,484

REPURCHASE AGREEMENTS – 0.8%
Interest in $1,148,944 repurchase agreement 0.20%, dated 10/31/08 under which Credit Suisse will repurchase U.S. Government securities maturing on 3/2/09 for $1,148,963 on 11/3/08. The Market value of the underlying security at the end of the period was $1,175,757. (COST $1,148,944)	1,148,944	1,148,944

TOTAL INVESTMENTS – 100.8% (COST $157,754,142)		$153,356,814

OTHER ASSETS LESS LIABILITIES – (0.8%)		$(1,153,563)

TOTAL NET ASSETS – 100.0%		$152,203,251

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	153,356,814	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$153,356,814	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	37.3%
Corporate Bonds	32.4%
Collateralized Mortgage Obligations	21.3%
Asset Backed Securities	3.6%
U.S. Treasury	3.0%
Taxable Municipal	1.1%
Enhanced Equipment Trust Certificate	0.4%
Cash Equivalents[1]	0.3%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Market Value
		\

ASSET-BACKED SECURITIES – 3.6%

FINANCIAL SERVICES – 3.6%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A 3.81%, 7/08/11	$1,400,000	$1,364,294
LA Arena Funding LLC, Class A, 7.66%, 12/15/26	1,658,191	1,667,259

TOTAL ASSET-BACKED SECURITIES (COST $3,058,138)		$3,031,553

COLLATERALIZED MORTGAGE OBLIGATIONS – 21.3%

COMMERCIAL MORTGAGE BACK SECURITY (CMBS) – 2.6%
American Tower Trust, Series 2007-1A, Class AFX 5.42%, 4/15/37	1,000,000	866,914
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2 5.63%, 4/10/49	1,500,000	1,315,020

TOTAL COMMERCIAL MORTGAGE BACK SECURITY		$2,181,934

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.5%
Series 1920, Class H 7.00%, 1/15/12	334,773	344,583
Series 2707, Class PW 4.00%, 7/15/14	96,584	96,596

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$441,179

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%
Series 1988-23, Class C 9.75%, 9/25/18	16,079	17,282

Description	Par Value	Market Value
		\

WHOLE LOAN – 18.2%
[1]Banc of America Mortgage Securities, Series 2004-A, Class 2A1 3.55%, 11/25/08	$1,099,126	$995,999
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1 4.50%, 6/25/19	5,093,337	4,736,556
GSR Mortgage Loan, Series 2006-2F, Class 2A15 5.75%, 2/25/36	1,577,369	1,475,207
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1 5.09%, 11/25/08	2,091,457	2,023,524
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8 4.75%, 11/25/18	760,941	738,698
Structured Asset Securities Corp., Series 2005-1, Class 6A1 6.00%, 2/25/35	1,605,068	1,475,508
WaMu Mortgage Pass Through Certificates, Series 2004-CB1, Class 1A 5.25%, 6/25/19	3,994,213	3,792,714

TOTAL WHOLE LOAN		$15,238,206

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,982,404)		$17,878,601

CORPORATE BONDS – 32.4%

AUTO MANUFACTURERS – 0.5%
Daimler Finance North America LLC 5.75%, 9/08/11	500,000	405,325

BANKS – 3.6%
Bank of America Corp. 7.13%, 10/15/11	200,000	198,506
[2],[3]Bank of New York Institutional Capital Trust A 7.78%, 12/01/26	1,500,000	1,297,385

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Market Value

BB&T Corp. 4.75%, 10/01/12	$500,000	$450,877
First Tennessee Bank 5.75%, 12/01/08	250,000	249,522
US Bank NA 5.92%, 5/25/12	810,847	830,462

TOTAL BANKS		$3,026,752

BEVERAGES – 0.5%
[2,3]Dr. Pepper Snapple Group, Inc. 6.82%, 5/01/18	500,000	430,682

CAPITAL MARKETS – 0.6%
Morgan Stanley, Note 4.00%, 1/15/10	500,000	475,250

COMMERCIAL SERVICES – 0.5%
Iron Mountain, Inc. 8.00%, 6/15/20	500,000	393,750

COMPUTERS – 1.2%
International Business Machines Corp. 8.00%, 10/15/38	1,000,000	1,038,994

DIVERSIFIED FINANCIAL SERVICES – 7.9%
[2],[3]ASIF Global Financing XIX 4.90%, 1/17/13	1,175,000	800,174
[1]BankBoston Capital Trust III 3.57%, 12/15/08	900,000	672,407
CIT Group, Inc. 7.63%, 11/30/12	500,000	310,500
5.00%, 2/13/14	450,000	230,625
Ford Motor Credit Co., LLC 5.80%, 1/12/09	200,000	187,250
[1]6.32%, 1/15/09	1,000,000	752,500
General Eletric Capital Corp. 6.38%, 11/15/67	1,000,000	639,986
International Lease Finance Corp. 5.88%, 5/01/13	1,150,000	742,900
JP Morgan Chase Capital XVIII, Series R 6.95%, 8/17/36	1,000,000	739,071
MBNA Capital, Class A 8.28%, 12/01/26	1,000,000	798,985
SLM Corp. 4.50%, 7/26/10	500,000	403,089
[2,3]Xstrata Finance Canada Ltd. 6.90%, 11/15/37	500,000	326,060

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,603,547

ELECTRIC UTILITIES – 1.7%
American Electric Power Co., Class C 5.38%, 3/15/10	250,000	242,699
Centerpoint Energy, Inc. 6.50%, 5/01/18	125,000	95,906
CenterPoint Energy, Inc., Series B 6.85%, 6/01/15	1,250,000	1,040,978

TOTAL ELECTRIC UTILITIES		$1,379,583

ENERGY EQUIPMENT & SERVICES – 1.8%
National-Oilwell Varco, Inc. 5.65%, 11/15/12	1,500,000	1,515,715

FOOD – 1.0%
Kellogg Co. 4.25%, 3/06/13	500,000	454,586
McCormick & Co., Inc. 5.75%, 12/15/17	500,000	419,695

TOTAL FOOD		$874,281

HOUSEHOLD PRODUCTS – 0.5%
Clorox Co. 5.00%, 3/01/13	500,000	454,966

Description	Par Value	Market Value

MEDIA – 1.4%
Comcast Corp., Special-Series A 6.20%, 11/15/08	$200,000	$200,147
[2,3]COX Enterprises, Inc., Note 7.88%, 9/15/10	1,000,000	987,407

TOTAL MEDIA		$1,187,554

MULTI-UTILITIES – 0.5%
Dominion Resources, Inc., Series A 5.60%, 11/15/16	500,000	408,626

OIL & GAS – 3.0%
Enterprise Products Operating LP 7.03%, 1/15/68	1,000,000	681,397
Pioneer Natural Resources Co. 6.88%, 5/01/18	1,000,000	753,243
Valero Energy Corp. 6.63%, 6/15/37	1,000,000	709,275
XTO Energy, Inc. 6.50%, 12/15/18	500,000	415,965

TOTAL OIL & GAS		$2,559,880

OIL & GAS FIELD SERVICES – 1.2%
NuStar Pipeline Operating Partnership, LP 5.88%, 6/01/13	1,250,000	1,002,429

REAL ESTATE INVESTMENT TRUSTS – 1.6%
Boston Properties, LP 5.00%, 6/01/15	650,000	461,813
HRPT Properties Trust 6.65%, 1/15/18	500,000	407,906
Simon Property Group, Inc. 5.38%, 6/01/11	500,000	451,821

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,321,540

RETAIL – 0.8%
[2,3]Tesco Plc. 6.15%, 11/15/37	1,000,000	665,459

TELECOMMUNICATIONS – 1.9%
American Tower Corp., Sr. Unsecured 7.13%, 10/15/12	1,500,000	1,398,750
BellSouth Telecommunications, Inc. 5.88%, 1/15/09	200,000	199,683

TOTAL TELECOMMUNICATIONS		$1,598,433

TRANSPORTATION – 2.2%
[2,3]Korea Railroad Corp. 5.38%, 5/15/13	500,000	390,904
Burlington Northern Santa Fe Corp., Sr. Unsecured 6.20%, 8/15/36	1,000,000	770,197
Union Pacific Corp., Sr. Unsecured 3.88%, 2/15/09	500,000	497,004
5.75%, 11/15/17	250,000	214,805

TOTAL TRANSPORTATION		$1,872,910

TOTAL CORPORATE BONDS (COST $33,252,184)		$27,215,675

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.4%

AIRLINES – 0.4%
[2,3]Delta Airlines, Inc., Pass-Thru Certificates, Series 2007-1 6.82%, 8/10/22
(COST $467,468)	467,468	$304,953

MORTGAGE-BACKED SECURITIES – 37.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.8%
Pool C00478 8.50%, 9/01/26	44,806	48,536
Pool G02296 5.00%, 6/01/36	3,362,462	3,188,666

(MTB Income Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

MTB Income Fund (concluded)

Description	Par Value	Market Value

Pool G02976 5.50%, 6/01/37	$3,115,480	$3,041,974
Pool G02988 6.00%, 5/01/37	2,671,705	2,669,618
Pool G03703 5.50%, 12/01/37	1,420,845	1,387,321
Pool G12709 5.00%, 7/01/22	1,258,337	1,230,182

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$11,566,297

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 22.3%
Pool 170027 14.75%, 3/01/10	362	399
Pool 254007 6.50%, 10/01/31	139,380	142,459
Pool 254759 4.50%, 6/01/18	834,557	803,287
Pool 329794 7.00%, 2/01/26	141,323	147,306
Pool 346537 6.00%, 5/01/11	143,207	144,532
Pool 398162 6.50%, 1/01/28	64,085	65,601
Pool 398938 6.50%, 10/01/27	49,471	50,641
Pool 402255 6.50%, 12/01/27	12,803	13,106
Pool 487065 7.00%, 3/01/29	20,050	20,802
Pool 535939 6.00%, 5/01/16	312,780	316,519
Pool 638023 6.50%, 4/01/32	437,322	447,743
Pool 642345 6.50%, 5/01/32	351,680	358,901
Pool 651292 6.50%, 7/01/32	386,952	394,896
Pool 653729 6.50%, 8/01/32	1,005,124	1,025,761
Pool 686398 6.00%, 3/01/33	608,380	609,964
Pool 688987 6.00%, 5/01/33	908,806	911,173
Pool 695818 5.00%, 4/01/18	1,665,747	1,649,090
Pool 839291 5.00%, 9/01/20	2,577,719	2,531,804
Pool 885704 6.00%, 10/01/36	3,995,041	3,997,537
Pool 892493 5.50%, 8/01/36	2,278,766	2,228,087
Pool 975207 5.00%, 3/01/23	1,423,901	1,394,089
Pool A13990 4.50%, 10/01/33	341,944	311,034
Pool B17616 5.50%, 1/01/20	492,427	491,236
Pool C01272 6.00%, 12/01/31	344,200	345,351
Pool C79603 6.00%, 2/01/33	172,712	173,062
Pool E00560 6.00%, 7/01/13	157,852	161,310

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$18,735,690

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.2%
Pool 2077 7.00%, 9/20/25	40,634	41,756
Pool 354677 7.50%, 10/15/23	90,636	95,799
Pool 354713 7.50%, 12/15/23	47,372	50,071
Pool 354765 7.00%, 2/15/24	174,682	182,155
Pool 354827 7.00%, 5/15/24	131,697	137,331
Pool 360869 7.50%, 5/15/24	37,082	39,265
Pool 361843 7.50%, 10/15/24	99,564	105,424
Pool 373335 7.50%, 5/15/22	30,146	31,942
Pool 385623 7.00%, 5/15/24	109,006	112,497
Pool 503405 6.50%, 4/15/29	235,022	241,029

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,037,269

TOTAL MORTGAGE-BACKED SECURITIES (COST $31,716,067)		$31,339,256

Description	Par Value	Market Value

U.S. TREASURY – 3.0%

INFLATION PROTECTED NOTE – 0.9%
2.00%, 1/15/14	$700,000	$760,544

U.S. TREASURY BOND – 1.9%
3.88%, 5/15/18	300,000	299,813
4.00%, 8/15/18	1,250,000	1,251,661

TOTAL U.S. TREASURY BOND		$1,551,474

U.S. TREASURY NOTE – 0.2%
3.13%, 8/31/13	200,000	203,656

TOTAL U.S. TREASURY (COST $2,566,331)		$2,515,674

TAXABLE MUNICIPAL – 1.1%
Contra Costa County Public Financing Authority, CA, (MBIA Insured) 5.52%, 8/01/17 (COST $970,000)	970,000	$963,404

REPURCHASE AGREEMENTS – 0.3%
Interest in $226,299 repurchase agreement 0.20%, dated 10/31/08 under which Credit Suisse will repurchase U.S. Government securities maturing on 3/02/09 for $226,303 on 11/3/08. The Market value of the underlying security at the end of the period was $233,167 (COST $226,299)	226,299	$226,299

TOTAL INVESTMENTS – 99.4% (COST $91,238,891)		$83,475,415

OTHER ASSETS LESS LIABILITIES – 0.6%		$469,636

TOTAL NET ASSETS – 100.0%		$83,945,051

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	83,475,415	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$83,475,415	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

34

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB Short Duration Government Bond Fund	17.7%
MTB International Equity Fund	17.4%
MTB Large Cap Growth Fund	11.1%
MTB Intermediate-Term Bond Fund	9.8%
MTB Short-Term Corporate Bond Fund	9.8%
MTB Prime Money Market Fund	8.9%
MTB U.S. Government Bond Fund	7.8%
MTB Large Cap Value Fund	6.2%
MTB Large Cap Stock Fund	6.1%
MTB Mid Cap Growth Fund	2.1%
MTB Small Cap Stock Fund	1.1%
MTB Mid Cap Stock Fund	1.0%
MTB Small Cap Growth Fund	1.0%
Other Assets and Liabilities — Net[2]	0.0%
TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

8MUTUAL FUNDS – 91.1%

EQUITY FUNDS – 46.0%
MTB International Equity Fund, Institutional I Shares	215,912	$1,485,477
MTB Large Cap Growth Fund, Institutional I Shares	156,962	951,192
MTB Large Cap Stock Fund, Institutional I Shares	94,818	519,603
MTB Large Cap Value Fund, Institutional I Shares	69,101	525,167
MTB Mid Cap Growth Fund, Institutional I Shares	20,738	177,312
MTB Mid Cap Stock Fund, Institutional I Shares	10,320	87,821
MTB Small Cap Growth Fund, Institutional I Shares	8,471	89,710
MTB Small Cap Stock Fund, Institutional I Shares	24,650	90,710

TOTAL EQUITY FUNDS		$3,926,992

FIXED INCOME FUNDS – 45.1%
MTB Intermediate-Term Bond Fund, Institutional I Shares	87,255	839,391
MTB Short Duration Government Bond Fund, Institutional I Shares	155,096	1,509,084
MTB Short-Term Corporate Bond Fund, Institutional I Shares	87,060	837,515

Description	Number of Shares	Market Value

MTB US Government Bond Fund, Institutional I Shares	72,728	$670,555

TOTAL FIXED INCOME FUNDS		$3,856,545

TOTAL MUTUAL FUNDS (COST $9,982,481)		$7,783,537

MONEY MARKET FUND – 8.9%
[7,8]MTB Prime Money Market Fund, Corporate Shares 1.71% (COST $757,175)	757,175	$757,175

TOTAL INVESTMENTS – 100.0% (COST $10,739,656)		$8,540,712

OTHER ASSETS LESS LIABILITIES – 0.0%		$2,864

TOTAL NET ASSETS – 100.0%		$8,543,576

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

(MTB Managed Allocation Fund – Conservative Growth continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

MTB Managed Allocation Fund – Conservative Growth (concluded)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$8,540,712	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$8,540,712	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

36

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	24.4%
MTB Large Cap Stock Fund	17.1%
MTB Large Cap Growth Fund	13.1%
MTB Short Duration Government Bond Fund	7.8%
MTB Intermediate-Term Bond Fund	7.8%
MTB Prime Money Market Fund	7.8%
MTB Short-Term Corporate Bond Fund	6.8%
MTB Large Cap Value Fund	6.1%
MTB Small Cap Stock Fund	2.1%
MTB Mid Cap Growth Fund	2.1%
MTB Mid Cap Stock Fund	2.0%
MTB U.S. Government Bond Fund	1.9%
MTB Small Cap Growth Fund	1.0%
Other Assets and Liabilities — Net[2]	0.0%
TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

8MUTUAL FUNDS – 92.2%

EQUITY FUNDS – 67.9%
MTB International Equity Fund, Institutional I Shares	1,386,662	$9,540,232
MTB Large Cap Growth Fund, Institutional I Shares	842,447	5,105,228
MTB Large Cap Stock Fund, Institutional I Shares	1,220,274	6,687,100
MTB Large Cap Value Fund, Institutional I Shares	313,808	2,384,944
MTB Mid Cap Growth Fund, Institutional I Shares	94,281	806,103
MTB Mid Cap Stock Fund, Institutional I Shares	93,767	797,957
MTB Small Cap Growth Fund, Institutional I Shares	38,523	407,955
MTB Small Cap Stock Fund, Institutional I Shares	224,157	824,898

TOTAL EQUITY FUNDS		$26,554,417

FIXED INCOME FUNDS – 24.3%
MTB Intermediate-Term Bond Fund, Institutional I Shares	316,560	3,045,309
MTB Short Duration Government Bond Fund, Institutional I Shares	312,574	3,041,349

Description	Number of Shares	Market Value

MTB Short-Term Corporate Bond Fund, Institutional I Shares	276,345	$2,658,435
MTB US Government Bond Fund, Institutional I Shares	82,439	760,088

TOTAL FIXED INCOME FUNDS		$9,505,181

TOTAL MUTUAL FUNDS (COST $50,592,399)		$36,059,598

MONEY MARKET FUND – 7.8%
[7,8]MTB Prime Money Market Fund, Corporate Shares 1.71% (COST $3,038,230)	3,038,230	$3,038,230

TOTAL INVESTMENTS – 100.0% (COST $53,630,629)		$39,097,828

OTHER ASSET LESS LIABILITIES – 0.0%		$(3,983)

TOTAL NET ASSETS – 100.0%		$39,093,845

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

(MTB Managed Allocation Fund – Moderate Growth continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

(MTB Managed Allocation Fund – Moderate Growth (concluded)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$39,097,828	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$39,097,828	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

38

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	31.2%
MTB Large Cap Growth Fund	24.7%
MTB Large Cap Stock Fund	18.8%
MTB Large Cap Value Fund	13.0%
MTB Small Cap Stock Fund	3.1%
MTB Mid Cap Stock Fund	3.0%
MTB Small Cap Growth Fund	2.1%
MTB Mid Cap Growth Fund	2.1%
MTB Short-Term Corporate Bond Fund	1.0%
MTB Prime Money Market Fund	1.0%
Other Assets and Liabilities — Net[2]	0.0%
TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

8MUTUAL FUNDS – 99.0%

EQUITY FUNDS – 98.0%
MTB International Equity Fund, Institutional I Shares	807,568	$5,556,067
MTB Large Cap Growth Fund, Institutional I Shares	728,068	4,412,093
MTB Large Cap Stock Fund, Institutional I Shares	612,957	3,359,003
MTB Large Cap Value Fund, Institutional I Shares	305,714	2,323,424
MTB Mid Cap Growth Fund, Institutional I Shares	42,508	363,445
MTB Mid Cap Stock Fund, Institutional I Shares	63,339	539,016
MTB Small Cap Growth Fund, Institutional I Shares	34,683	367,291
MTB Small Cap Stock Fund, Institutional I Shares	151,472	557,416

TOTAL EQUITY FUNDS		$17,477,755

FIXED INCOME FUNDS – 1.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	17,725	170,514

TOTAL MUTUAL FUNDS (COST $27,180,589)		$17,648,269

Description	Number of Shares	Market Value

MONEY MARKET FUND – 1.0%
[7,8]MTB Prime Money Market Fund, Corporate Shares 1.71% (COST $186,672)	186,672	$186,672

TOTAL INVESTMENTS – 100.0% (COST $27,367,261)		$17,834,941

OTHER ASSETS LESS LIABILITIES – 0.0%		$4,834

TOTAL NET ASSET – 100.0%		$17,839,775

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Managed Allocation Fund – Aggressive Growth continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

MTB Managed Allocation Fund – Aggressive Growth (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$17,834,941	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$17,834,941	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

40

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Common Stock	49.6%
Mortgage Backed Securities	16.4%
Corporate Bonds	14.9%
U.S. Treasury	9.8%
Collateralized Mortgage Obligations	7.6%
Cash Equivalents[1]	1.3%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At October 31, 2008, the Fund’s sector classification3 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Oil & Gas	13.7%
Banks	11.2%
Retail	10.1%
Diversified Financial Services	4.9%
Software	4.6%
Telecommunications	4.5%
Computers	4.2%
Insurance	3.5%
Health Care — Products	3.1%
Chemicals	3.0%
Biotechnology	2.7%
Oil & Gas Services	2.5%
Pharmaceuticals	2.4%
Internet	2.2%
Beverages	2.1%
Cosmetics/Personal Care	2.0%
Aerospace & Defense	1.8%
Tobacco	1.7%
Machinery	1.6%
Commercial Services	1.5%
Household Products	1.3%
Semiconductors	1.3%
Media	1.2%
Electronics	1.0%
Real Estate Investment Trusts	1.0%
Food	0.9%
Lodging	0.9%
Metals & Mining	0.9%
Miscellaneous Manufacturing	0.9%

(MTB Balanced Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

MTB Balanced Fund (continued)

STOCKS	Percentage of Equity Holdings
Health Care Providers & Services	0.8%
Agriculture	0.7%
Air Freight & Logistics	0.7%
Electrical Components & Equipment	0.6%
Hand/Machine Tools	0.6%
Auto Manufacturers	0.5%
Building Materials	0.5%
Gas Utilities	0.5%
Home Builders	0.5%
Office/Business Equipment	0.5%
Apparel	0.3%
Coal	0.3%
Iron/Steel	0.3%
Packaging & Containers	0.3%
Engineering & Construction	0.2%
Water Utilities	0.0%
TOTAL	100.0%

(1)	Cash Equivalents include investments in mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 49.6%

AEROSPACE & DEFENSE – 0.9%
Northrop Grumman Corp.	1,900	$89,091
United Technologies Corp.	1,200	65,952

TOTAL AEROSPACE & DEFENSE		$155,043

AGRICULTURE – 0.4%
Archer-Daniels-Midland Co.	3,100	64,263

AIR FREIGHT & LOGISTICS – 0.3%
FedEx Corp.	900	58,833

APPAREL – 0.1%
Nike, Inc., Class B	400	23,052

AUTO MANUFACTURERS – 0.3%
Toyota Motor Corp., ADR	600	45,654

BANKS – 5.6%
Bank of America Corp.	2,100	50,757
Bank of New York Mellon Corp.	3,500	114,100
Colonial BancGroup, Inc.	3,400	13,804
Comerica, Inc.	2,700	74,493
Fifth Third Bancorp	8,900	96,565

Description	Number of Shares	Market Value

Keycorp	9,500	$116,185
Marshall & Ilsley Corp.	4,500	81,135
Regions Financial Corp.	4,700	52,123
SunTrust Banks, Inc.	2,900	116,406
Whitney Holding Corp.	2,800	53,200
Wilmington Trust Corp.	3,950	113,997
Zions Bancorporation	2,400	91,464

TOTAL BANKS		$974,229

BEVERAGES – 1.1%
Coca-Cola Co.	1,200	52,872
PepsiCo, Inc.	2,300	131,123

TOTAL BEVERAGES		$183,995

BIOTECHNOLOGY – 1.3%
*Amgen, Inc.	900	53,901
*Celgene Corp.	1,500	96,390
*Gilead Sciences, Inc.	1,800	82,530

TOTAL BIOTECHNOLOGY		$232,821

BUILDING MATERIALS – 0.3%
Masco Corp.	4,500	45,675

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

CHEMICALS – 1.5%
Ashland, Inc.	2,681	$60,564
Dow Chemical Co.	1,700	45,339
Lubrizol Corp.	1,500	56,370
Monsanto Co.	250	22,245
PPG Industries, Inc.	900	44,622
Valspar Corp.	1,600	32,720

TOTAL CHEMICALS		$261,860

COAL – 0.1%
Consol Energy, Inc.	800	25,112

COMMERCIAL SERVICES – 0.7%
Ritchie Bros. Auctioneers, Inc.	2,600	48,282
Mastercard, Inc. Class A	150	22,173
RR Donnelley & Sons Co.	3,400	56,338

TOTAL COMMERCIAL SERVICES		$126,793

COMPUTERS – 2.1%
*Apple, Inc.	1,100	118,349
Hewlett-Packard Co.	2,300	88,044
International Business Machines Corp.	1,000	92,970
*Research In Motion Ltd.	600	30,258
Seagate Technology	5,700	38,589

TOTAL COMPUTERS		$368,210

COSMETICS/PERSONAL CARE – 1.0%
Avon Products, Inc.	1,700	42,211
Procter & Gamble Co.	2,100	135,534

TOTAL COSMETICS/PERSONAL CARE		$177,745

DIVERSIFIED FINANCIAL SERVICES – 2.5%
Citigroup, Inc.	6,700	91,455
Goldman Sachs Group, Inc.	800	74,000
Jefferies Group Inc.	4,300	68,069
Merrill Lynch & Co., Inc.	2,400	44,616
Morgan Stanley	4,900	85,603
T Rowe Price Group, Inc.	1,700	67,218

TOTAL DIVERSIFIED FINANCIAL SERVICES		$430,961

ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Emerson Electric Co.	1,600	52,368

ELECTRONICS – 0.5%
Garmin Ltd.	3,000	67,350
Jabil Circuit, Inc.	2,700	22,707

TOTAL ELECTRONICS		$90,057

Description	Number of Shares	Market Value

ENGINEERING & CONSTRUCTION – 0.1%
*McDermott International, Inc.	1,200	$20,556

FOOD – 0.5%
Hershey Co.	900	33,516
Kraft Foods, Inc., Class A	1,600	46,624

TOTAL FOOD		$80,140

GAS UTILITIES – 0.2%
AGL Resources, Inc.	500	15,200
NiSource, Inc.	2,200	28,512

TOTAL GAS UTILITIES		$43,712

HAND/MACHINE TOOLS – 0.3%
Black & Decker Corp.	1,000	50,620

HEALTH CARE – PRODUCTS – 1.5%
*Hologic, Inc.	3,000	36,720
*Intuitive Surgical, Inc.	250	43,198
Johnson & Johnson	2,700	165,617
Medtronic, Inc.	550	22,182

TOTAL HEALTH CARE – PRODUCTS		$267,717

HEALTH CARE PROVIDERS & SERVICES – 0.4%
*Covance, Inc.	550	27,500
*Humana, Inc.	1,300	38,467

TOTAL HEALTH CARE PROVIDERS & SERVICES		$65,967

HOME BUILDERS – 0.3%
*Toll Brothers, Inc.	1,900	43,928

HOUSEHOLD PRODUCTS – 0.6%
Avery Dennison Corp.	1,700	59,534
Newell Rubbermaid, Inc.	3,600	49,500

TOTAL HOUSEHOLD PRODUCTS		$109,034

INSURANCE – 1.7%
Axis Capital Holdings Ltd.	1,900	54,112
ACE, Ltd.	1,100	63,096
First American Corp.	400	8,164
Mercury General Corp.	2,100	107,877
MetLife, Inc.	1,200	39,864
Protective Life Corp.	3,600	30,060

TOTAL INSURANCE		$303,173

INTERNET – 1.1%
*Amazon.com, Inc.	575	32,913
*Google, Inc., Class A	450	161,712

TOTAL INTERNET		$194,625

(MTB Balanced Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

IRON/STEEL – 0.1%
Cliffs Natural Resources, Inc.	800	$21,592

LODGING – 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	3,400	76,636

MACHINERY – 0.8%
Joy Global, Inc.	800	23,184
Rockwell Automation, Inc.	2,800	77,476
*Terex Corp.	2,200	36,718

TOTAL MACHINERY		$137,378

MEDIA – 0.6%
CBS Corp., Class B	7,300	70,883
McGraw-Hill Cos., Inc.	1,200	32,208

TOTAL MEDIA		$103,091

METALS & MINING – 0.5%
Alcoa, Inc.	5,900	67,909
Freeport-McMoRan Copper & Gold, Inc.	450	13,095

TOTAL METALS & MINING		$81,004

MISCELLANEOUS MANUFACTURING – 0.5%
General Electric Co.	2,200	42,922
Illinois Tool Works, Inc.	1,100	36,729

TOTAL MISCELLANEOUS MANUFACTURING		$79,651

OFFICE/BUSINESS EQUIPMENT – 0.3%
Pitney Bowes, Inc.	1,900	47,082

OIL & GAS – 6.8%
BP Plc. ADR	1,000	49,700
Chevron Corp.	1,900	141,740
ConocoPhillips	3,000	156,060
Devon Energy Corp.	1,000	80,860
Exxon Mobil Corp.	5,300	392,837
Marathon Oil Corp.	3,900	113,490
Occidental Petroleum Corp.	1,500	83,310
*Southwestern Energy Co.	2,200	78,364
Sunoco, Inc.	3,200	97,600

TOTAL OIL & GAS		$1,193,961

OIL & GAS SERVICES – 1.2%
*Cameron International Corp.	1,000	24,260
*National Oilwell Varco, Inc.	1,700	50,813
Schlumberger Ltd.	1,200	61,980
*Transocean, Inc.	325	26,757
*Weatherford International Ltd.	3,100	52,328

TOTAL OIL & GAS SERVICES		$216,138

Description	Number of Shares	Market Value

PACKAGING & CONTAINERS – 0.1%
Bemis Co., Inc.	1,000	$24,840

PHARMACEUTICALS – 1.2%
Abbott Laboratories	800	44,120
Bristol-Myers Squibb Co.	3,100	63,705
*Express Scripts, Inc.	700	42,427
*Forest Laboratories, Inc.	2,500	58,075

TOTAL PHARMACEUTICALS		$208,327

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Annaly Capital Management, Inc.	6,300	87,570

RETAIL – 5.0%
Abercrombie & Fitch Co.	1,200	34,752
American Eagle Outfitters, Inc.	5,400	60,048
Brinker International, Inc.	5,800	53,940
CVS Caremark Corp.	900	27,585
*GameStop Corp., Class A	1,500	41,085
Home Depot, Inc.	3,000	70,770
JC Penney Co., Inc.	3,100	74,152
Limited Brands, Inc.	4,800	57,504
Lowe’s Cos., Inc.	3,200	69,440
Macy’s, Inc.	10,100	124,129
Nordstrom, Inc.	2,300	41,607
OfficeMax, Inc.	6,500	52,325
TJX Cos., Inc.	1,700	45,492
Wal-Mart Stores, Inc.	1,300	72,553
Williams-Sonoma, Inc.	6,200	51,336

TOTAL RETAIL		$876,718

SEMICONDUCTORS – 0.6%
Intel Corp.	3,000	48,000
Maxim Integrated Products, Inc.	4,600	62,560

TOTAL SEMICONDUCTORS		$110,560

SOFTWARE – 2.3%
*Cerner Corp.	1,200	44,676
Microsoft Corp.	8,000	178,640
*Oracle Corp.	7,500	137,175
*VMware, Inc., Class A	1,200	37,200

TOTAL SOFTWARE		$397,691

TELECOMMUNICATIONS – 2.2%
*Cisco Systems, Inc.	8,000	142,160
Frontier Communications Corp.	7,600	57,836
Harris Corp.	1,400	50,330
Motorola, Inc.	11,200	60,144
QUALCOMM, Inc.	2,100	80,346

TOTAL TELECOMMUNICATIONS		$390,816

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (continued)

Description	Number of Shares	Market Value

TOBACCO – 0.8%
Lorillard, Inc.	1,200	$79,032
Philip Morris International, Inc.	1,600	69,552

TOTAL TOBACCO		$148,584

WATER UTILITIES – 0.0%
Aqua America, Inc.	100	1,800

TOTAL COMMON STOCKS (COST $12,133,245)		$8,699,582
	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.7%
Series 2617-GW 3.50%, 6/15/16	$87,361	87,095
Series 2686-GB 5.00%, 5/15/20	384,713	384,947

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$472,042

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.2%
Series 1988-23, Class C 9.75%, 9/25/18	5,360	5,761
Series 2007-35, Class DH 5.00%, 9/25/33	388,436	383,616

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$389,377

WHOLE LOAN – 2.7%
[1]Banc of America Mortgage Securities, Series 2004-A, Class 2A1 3.55%, 2/25/34	221,407	200,633
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1 5.09%, 11/25/35	104,573	101,176
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8 4.75%, 11/25/18	172,941	167,886

TOTAL WHOLE LOAN		$469,695

TOTAL COLLATERALIZED MORTAGE OBLIGATIONS (COST $1,369,970)		$1,331,114

CORPORATE BONDS – 14.9%

AGRICULTURE – 0.9%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	200,000	150,534

AUTO MANUFACTURERS – 0.9%
Daimler Finance North America LLC 5.75%, 9/08/11	200,000	162,130

BANKS – 1.6%
[1]SunTrust Capital III 3.47%, 3/15/28	152,000	118,835
US Bank NA 5.92%, 5/25/12	162,169	166,093

TOTAL BANKS		$284,928

DIVERSIFIED FINANCIAL SERVICES – 2.2%
[1]BankBoston Capital Trust III 3.57%, 6/15/27	170,000	127,010

Description	Par Value	Market Value

Citigroup, Inc. 6.00%, 8/15/17	$200,000	$172,157
[1]Ford Motor Credit Co., LLC 6.32%, 1/15/10	100,000	75,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		$374,417

ELECTRIC UTILITIES – 1.0%
CenterPoint Energy, Inc., Series B 6.85%, 6/01/15	200,000	166,557

FOOD – 1.2%
SYSCO Corp. 5.38%, 9/21/35	300,000	207,023

MEDIA – 1.1%
[2,3]COX Enterprises, Inc., Note 7.88%, 9/15/10	200,000	197,481

MUTUAL FUND – 2.0%
Northeast Investors Trust	69,348	345,355

OIL & GAS – 1.3%
Enterprise Products Operating LP 7.03%, 1/15/68	100,000	68,140
Pioneer Natural Resources Co. 6.88%, 5/01/18	200,000	150,649

TOTAL OIL & GAS		$218, 789

TELECOMMUNICATIONS – 2.7%
American Tower Corp., Sr. Unsecured 7.13%, 10/15/12	500,000	466,249

TOTAL CORPORATE BONDS (COST $3,241,295)		$2,573,463

MORTGAGE-BACKED SECURITIES – 16.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 9.0%
Gold Pool A15865 5.50%, 11/01/33	277,765	272,427
Gold Pool A19412 5.00%, 3/01/34	370,773	352,535
Gold Pool A26407 6.00%, 9/01/34	606,652	607,885
Gold Pool A46082 5.00%, 7/01/35	354,108	336,469
Gold Pool C00478 8.50%, 9/01/26	4,978	5,393

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,574,709

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 6.0%
Pool 533246 7.50%, 4/01/30	49,645	52,462
Pool 797152 5.00%, 11/01/19	485,459	478,936
Pool 868574 5.50%, 4/01/36	538,461	526,850

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,058,248

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.4%
Pool 354677 7.50%, 10/15/23	56,985	60,231
Pool 354765 7.00%, 2/15/24	99,685	103,949
Pool 354827 7.00%, 5/15/24	79,018	82,399

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$246,579

TOTAL MORTAGE-BACKED SECURITIES (COST $2,923,546)		$2,879,536

(MTB Balanced Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

MTB Balanced Fund (concluded)

Description	Par Value	Market Value

U.S. TREASURY – 9.8%

U.S. TREASURY BOND – 1.9%
4.50%, 2/15/36	$233,000	$236,058
4.75%, 2/15/37	96,000	101,385

TOTAL U.S. TREASURY BOND		$337,443

U.S. TREASURY NOTE – 7.9%
4.88%, 6/30/12	170,000	186,920
4.25%, 9/30/12	300,000	324,608
3.13%, 4/30/13	200,000	205,094
4.00%, 2/15/14	40,000	42,344
4.50%, 11/15/15	100,000	105,891
4.50%, 2/15/16	300,000	316,594
4.50%, 5/15/17	200,000	208,469

TOTAL U.S. TREASURY NOTE		$1,389,920

TOTAL U.S. TREASURY (COST $1,626,728)		$1,727,363

MONEY MARKET FUND – 1.3%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $230,821)	230,821	$230,821

TOTAL INVESTMENTS – 99.6% (COST $21,525,605)		$17,441,879

OTHER ASSETS LESS LIABILITIES – 0.4%		$67,982

TOTAL NET ASSETS– 100.0%		$17,509,861

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$9,275,758	$—
Level 2 – Other Significant Observable Inputs	8,166,121	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$17,441,879	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

46

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Banks	20.3%
Oil & Gas	12.1%
Retail	11.2%
Diversified Financial Services	6.8%
Chemicals	6.0%
Insurance	3.0%
Telecommunications	2.8%
Household Products	2.5%
Media	2.3%
Miscellaneous Manufacturing	2.1%
Aerospace & Defense	2.0%
Electronics	2.0%
Machinery	2.0%
Tobacco	1.9%
Lodging	1.7%
Agriculture	1.5%
Pharmaceuticals	1.5%
Semiconductors	1.5%
Commercial Services	1.4%
Hand/Machine Tools	1.3%
Gas Utilities	1.2%
Metals & Mining	1.2%
Real Estate Investment Trusts	1.2%
Auto Manufacturers	1.1%
Food	1.1%
Building Materials	1.0%
Office/Business Equipment	1.0%
Computers	0.8%
Packaging & Containers	0.8%
Cash Equivalents[2]	5.0%
Other Assets And Liabilities[3]	(0.3)%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Equity Income Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

MTB Equity Income Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 95.3%

AEROSPACE & DEFENSE – 2.0%
Northrop Grumman Corp.	7,400	$346,986

AGRICULTURE – 1.5%
Archer-Daniels-Midland Co.	12,800	265,344

AUTO MANUFACTURERS – 1.1%
Toyota Motor Corp., ADR	2,600	197,834

BANKS – 20.3%
Bank of America Corp.	4,800	116,015
Bank of New York Mellon Corp.	12,500	407,500
Colonial BancGroup, Inc.	26,200	106,372
Comerica, Inc.	6,500	179,335
Fifth Third Bancorp	36,100	391,685
Keycorp	39,100	478,193
Marshall & Ilsley Corp.	13,800	248,814
Regions Financial Corp.	19,000	210,710
SunTrust Banks, Inc.	12,800	513,792
Wilmington Trust Corp.	16,250	468,975
Zions Bancorporation	12,000	457,320

TOTAL BANKS		$3,578,711

BUILDING MATERIALS – 1.0%
Masco Corp.	18,300	185,745

CHEMICALS – 6.0%
Ashland, Inc.	11,108	250,930
Dow Chemical Co.	6,700	178,689
Lubrizol Corp.	7,000	263,060
PPG Industries, Inc.	4,300	213,194
Valspar Corp.	7,700	157,465

TOTAL CHEMICALS		$1,063,338

COMMERCIAL SERVICES – 1.4%
RR Donnelley & Sons Co.	15,100	250,207

COMPUTERS – 0.8%
Seagate Technology	21,400	144,878

DIVERSIFIED FINANCIAL SERVICES – 6.8%
Citigroup, Inc.	28,500	389,025
Jefferies Group Inc.	19,400	307,102
Merrill Lynch & Co., Inc.	8,700	161,733
Morgan Stanley	19,700	344,159

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,202,019

ELECTRONICS – 2.0%
Garmin Ltd.	12,200	273,890

Description	Number of Shares	Market Value

Jabil Circuit, Inc.	9,100	$76,531

TOTAL ELECTRONICS		$350,421

FOOD – 1.1%
Hershey Co.	5,000	186,200

GAS UTILITIES – 1.2%
AGL Resources, Inc.	3,000	91,200
NiSource, Inc.	9,100	117,936

TOTAL GAS UTILITIES		$209,136

HAND/MACHINE TOOLS – 1.3%
Black & Decker Corp.	4,700	237,914

HOUSEHOLD PRODUCTS – 2.5%
Avery Dennison Corp.	7,200	252,144
Newell Rubbermaid, Inc.	14,400	198,000

TOTAL HOUSEHOLD PRODUCTS		$450,144

INSURANCE – 3.0%
First American Corp.	300	6,123
Mercury General Corp.	8,100	416,097
Protective Life Corp.	13,400	111,890

TOTAL INSURANCE		$534,110

LODGING – 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	13,000	293,020

MACHINERY – 2.0%
Rockwell Automation, Inc.	12,800	354,176

MEDIA – 2.3%
CBS Corp., Class B	28,600	277,706
McGraw-Hill Cos., Inc.	5,000	134,200

TOTAL MEDIA		$411,906

METALS & MINING – 1.2%
Alcoa, Inc.	18,900	217,539

MISCELLANEOUS MANUFACTURING – 2.1%
General Electric Co.	14,800	288,748
Illinois Tool Works, Inc.	2,700	90,153

TOTAL MISCELLANEOUS MANUFACTURING		$378,901

OFFICE/BUSINESS EQUIPMENT – 1.0%
Pitney Bowes, Inc.	7,500	185,850

OIL & GAS – 12.1%
BP Plc. ADR	7,000	347,900
Chevron Corp.	4,200	313,320
ConocoPhillips	6,800	353,736
Marathon Oil Corp.	14,400	419,040

(MTB Equity Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

MTB Equity Income Fund (concluded)

Description	Number of Shares	Market Value

Occidental Petroleum Corp.	5,400	$299,916
Sunoco, Inc.	12,900	393,450

TOTAL OIL & GAS		$2,127,362

PACKAGING & CONTAINERS – 0.8%
Bemis Co., Inc.	5,500	136,620

PHARMACEUTICALS – 1.5%
Bristol-Myers Squibb Co.	13,000	267,150

REAL ESTATE INVESTMENT TRUSTS – 1.2%
Annaly Capital Management, Inc.	15,400	214,060

RETAIL – 11.2%
American Eagle Outfitters, Inc.	22,200	246,864
Brinker International, Inc.	22,000	204,600
Home Depot, Inc.	11,700	276,003
JC Penney Co., Inc.	12,600	301,392
Limited Brands, Inc.	18,800	225,224
Macy’s, Inc.	25,900	318,311
OfficeMax, Inc.	27,800	223,790
Williams-Sonoma, Inc.	23,400	193,752

TOTAL RETAIL		$1,989,936

SEMICONDUCTORS – 1.5%
Maxim Integrated Products, Inc.	19,650	267,240

TELECOMMUNICATIONS – 2.8%
Frontier Communications Corp.	33,100	251,891
Motorola, Inc.	44,200	237,354

TOTAL TELECOMMUNICATIONS		$489,245

TOBACCO – 1.9%
Lorillard, Inc.	5,200	342,472

TOTAL COMMON STOCKS (COST $25,282,204)		$16,878,464

	Par Value

MONEY MARKET FUND – 5.0%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%

TOTAL MONEY MARKET FUND (COST $885,175)	$885,175	885,175

TOTAL INVESTMENTS – 100.3% (COST $26,167,379)		$17,763,639

OTHER ASSET LESS LIABILITIES – (0.3%)		$(59,506)

TOTAL NET ASSETS – 100.0%		$17,704,134

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$17,763,639	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$17,763,639	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

49

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	13.7%
Insurance	9.4%
Software	9.0%
Media	6.6%
Telecommunications	6.1%
Aerospace & Defense	5.9%
Tobacco	5.5%
Metals & Mining	4.9%
Banks	4.5%
Diversified Financial Services	4.2%
Household Products	3.8%
Office/Business Equipment	3.8%
Biotechnology	3.2%
Transportation	2.6%
Pharmaceuticals	2.5%
Miscellaneous Manufacturing	2.2%
Food	1.8%
Electric Utilities	1.6%
Iron / Steel	1.0%
Forest Products & Paper	1.0%
Health Care Providers & Services	0.8%
Electronics	0.7%
Internet	0.3%
Cash Equivalents[2]	4.8%
Other Assets and Liabilities[3]	0.1%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 95.1%

AEROSPACE & DEFENSE – 5.9%
Lockheed Martin Corp.	37,405	$3,181,295
Raytheon Co.	70,600	3,608,366

TOTAL AEROSPACE & DEFENSE		$6,789,661

BANKS – 4.5%
Wells Fargo & Co.	150,200	5,114,310

Description	Number of Shares	Market Value

BIOTECHNOLOGY – 3.2%
*Amgen, Inc.	61,800	$3,701,202

DIVERSIFIED FINANCIAL SERVICES – 4.2%
JPMorgan Chase & Co.	117,000	4,826,250

ELECTRIC UTILITIES – 1.6%
*NRG Energy, Inc.	77,200	1,794,900

(MTB Large Cap Value Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Value Fund (continued)

Description	Number of Shares	Market Value

ELECTRONICS – 0.7%
*Agilent Technologies, Inc.	38,040	$844,108

FOOD – 1.8%
Kraft Foods, Inc., Class A	69,503	2,025,317

FOREST PRODUCTS & PAPER – 1.0%
International Paper Co.	67,500	1,162,350

HEALTH CARE PROVIDERS & SERVICES – 0.8%
Aetna, Inc.	34,900	867,963

HOUSEHOLD PRODUCTS – 3.8%
Kimberly-Clark Corp.	71,400	4,376,106

INSURANCE – 9.4%
AON Corp.	86,100	3,642,030
Genworth Financial, Inc., Class A	200,300	969,452
Hartford Financial Services Group, Inc.	106,700	1,101,144
Loews Corp.	81,046	2,691,538
MetLife, Inc.	69,600	2,312,112

TOTAL INSURANCE		$10,716,276

INTERNET – 0.3%
*Liberty Media Corp. - Interactive Class A	71,700	349,896

IRON / STEEL – 1.0%
United States Steel Corp.	31,800	1,172,784

MEDIA – 6.6%
CBS Corp., Class B	86,000	835,060
Comcast Corp., Special Class A	127,550	1,966,821
*Viacom, Inc., Class B	236,000	4,771,920

TOTAL MEDIA		$7,573,801

METALS & MINING – 4.9%
AngloGold Ashanti Ltd. ADR	169,899	3,100,657
Barrick Gold Corp.	109,700	2,492,384

TOTAL METALS & MINING		$5,593,041

MISCELLANEOUS MANUFACTURING – 2.2%
Illinois Tool Works, Inc.	42,000	1,402,380
Ingersoll-Rand Co., Ltd., Class A	61,400	1,132,830

TOTAL MISCELLANEOUS MANUFACTURING		$2,535,210

OFFICE/BUSINESS EQUIPMENT – 3.8%
Pitney Bowes, Inc.	175,300	4,343,934

OIL & GAS – 13.7%
Apache Corp.	65,100	5,359,683
ConocoPhillips	20,560	1,069,531
Hess Corp.	42,800	2,576,988
Noble Energy, Inc.	103,700	5,373,734
Talisman Energy, Inc.	126,100	1,271,088

TOTAL OIL & GAS		$15,651,024

Description	Number of Shares	Market Value

PHARMACEUTICALS – 2.5%
Sanofi-Aventis SA ADR	89,300	$2,823,666

SOFTWARE – 9.0%
CA, Inc.	318,700	5,672,860
Microsoft Corp.	207,700	4,637,941

TOTAL SOFTWARE		$10,310,801

TELECOMMUNICATIONS – 6.1%
AT&T, Inc.	112,100	3,000,917
Motorola, Inc.	496,300	2,665,131
Verizon Communications, Inc.	45,100	1,338,117

TOTAL TELECOMMUNICATIONS		$7,004,165

TOBACCO – 5.5%
Altria Group, Inc.	68,500	1,314,515
Lorillard, Inc.	31,237	2,057,269
Philip Morris International, Inc.	68,500	2,977,695

TOTAL TOBACCO		$6,349,479

TRANSPORTATION – 2.6%
Union Pacific Corp.	44,400	2,964,588

TOTAL COMMON STOCKS (COST $139,254,695)		$108,890,832

	Par Value

MONEY MARKET FUND – 4.8%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $5,445,007)	$5,445,007	$5,445,007

TOTAL INVESTMENTS – 99.9% (COST $144,699,702)		$114,335,839

OTHER ASSETS LESS LIABILITIES – 0.1%		$98,700

TOTAL NET ASSETS – 100.0%		$114,434,539

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Large Cap Value Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

MTB Large Cap Value Fund (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$114,335,839	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$114,,335,839	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

52

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At October 31, 2008, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	10.7%
Retail	6.2%
Pharmaceuticals	5.8%
Telecommunications	5.8%
Banks	5.6%
Diversified Financial Services	5.5%
Computers	4.5%
Miscellaneous Manufacturing	4.3%
Software	4.2%
Electric Utilities	3.5%
Beverages	2.9%
Health Care — Products	2.8%
Cosmetics/Personal Care	2.8%
Media	2.6%
Insurance	2.5%
Aerospace & Defense	2.4%
Semiconductors	2.3%
Food	2.2%
Chemicals	2.2%
Biotechnology	2.0%
Oil & Gas Services	1.8%
Internet	1.7%
Tobacco	1.7%
Health Care Equipment & Supplies	1.6%
Transportation	1.4%
Health Care Providers & Services	1.1%
Real Estate Investment Trusts	1.0%
Air Freight & Logistics	0.9%
Commercial Services	0.8%
Electronics	0.7%
Machinery	0.7%
Metals & Mining	0.6%
Household Products	0.6%
Pipelines	0.5%
Agriculture	0.4%
Electrical Components & Equipment	0.3%
Forest Products & Paper	0.3%
Iron/Steel	0.3%
Environmental Control	0.2%
Auto Manufacturers	0.2%
Coal	0.2%
Leisure Time	0.2%
Apparel	0.2%

(MTB Equity Index Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

MTB Equity Index Fund (continued)

STOCKS	Percentage of Total Net Assets
Gas Utilities	0.2%
Distribution/Wholesale	0.2%
Auto Parts & Equipment	0.2%
Office/Business Equipment	0.1%
Engineering & Construction	0.1%
Lodging	0.1%
Thrifts & Mortgage Finance	0.1%
Packaging & Containers	0.1%
Toys/Games/Hobbies	0.1%
Home Builders	0.1%
Airlines	0.1%
Hand/Machine Tools	0.1%
Textiles & Apparel	0.1%
Home Furnishings	0.1%
Mutual Fund	0.1%
Information Technology	0.1%
Entertainment	0.1%
Building Materials	0.0%
Warrants	0.0%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	(0.9)%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include Investments in money market mutual Funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 100.2%

AEROSPACE & DEFENSE – 2.4%
Boeing Co.	6,275	$327,994
General Dynamics Corp.	3,450	208,104
Goodrich Corp.	1,150	42,044
L-3 Communications Holdings, Inc.	1,100	89,287
Lockheed Martin Corp.	2,835	241,117
Northrop Grumman Corp.	2,970	139,263
Raytheon Co.	3,700	189,107
Rockwell Collins, Inc.	1,400	52,122
United Technologies Corp.	8,260	453,970

TOTAL AEROSPACE & DEFENSE		$1,743,008

AGRICULTURE – 0.4%
Archer-Daniels-Midland Co.	5,625	116,606
Reynolds American, Inc.	1,500	73,440
UST, Inc.	1,225	82,798

TOTAL AGRICULTURE		$272,844

Description	Number of Shares	Market Value

AIR FREIGHT & LOGISTICS – 0.9%
FedEx Corp.	2,700	$176,499
United Parcel Service, Inc., Class B	8,695	458,922

TOTAL AIR FREIGHT & LOGISTICS		$635,421

AIRLINES – 0.1%
Southwest Airlines Co.	6,430	75,745

APPAREL – 0.2%
Nike, Inc., Class B	2,400	138,312

AUTO MANUFACTURERS – 0.2%
*Ford Motor Co.	19,438	42,569
General Motors Corp.	4,425	25,577
PACCAR, Inc.	3,250	95,030

TOTAL AUTO MANUFACTURERS		$163,176

AUTO PARTS & EQUIPMENT – 0.2%
*Goodyear Tire & Rubber Co.	2,200	19,624

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

Johnson Controls, Inc.	5,320	$94,324

TOTAL AUTO PARTS & EQUIPMENT		$113,948

BANKS – 5.6%
Banco Bilbao Vizcaya Argentaria SA ADR	8	93
Bank of America Corp.	39,700	959,548
Bank of New York Mellon Corp.	9,625	313,775
BB&T Corp.	4,620	165,627
Capital One Financial Corp.	3,070	120,098
Comerica, Inc.	1,300	35,867
Fifth Third Bancorp	4,800	52,080
First Horizon National Corp.	1,752	20,866
Huntington Bancshares, Inc.	3,100	29,295
Keycorp	4,360	53,323
M&T Bank Corp.	625	50,688
Marshall & Ilsley Corp.	2,200	39,666
National City Corp.	16,265	43,916
Northern Trust Corp.	1,845	103,892
PNC Financial Services Group, Inc.	2,925	195,010
Regions Financial Corp.	6,055	67,150
State Street Corp.	3,750	162,563
SunTrust Banks, Inc.	2,975	119,417
Susquehanna Bancshares, Inc.	30	465
US Bancorp	14,783	440,681
Wachovia Corp.	24,120	154,609
Wells Fargo & Co.	26,860	914,582
Zions Bancorporation	980	37,348

TOTAL BANKS		$4,080,559

BEVERAGES – 2.9%
Anheuser-Busch Cos., Inc.	5,450	338,064
Brown-Forman Corp., Class B	975	44,265
Coca-Cola Co.	16,985	748,359
Coca-Cola Enterprises, Inc.	2,555	25,678
*Constellation Brands, Inc., Class A	1,700	21,318
*Dr Pepper Snapple Group, Inc.	1,530	35,037
Molson Coors Brewing Co., Class B	1,250	46,700
Pepsi Bottling Group, Inc.	1,300	30,056
PepsiCo, Inc.	13,815	787,593

TOTAL BEVERAGES		$2,077,070

BIOTECHNOLOGY – 2.0%
*Amgen, Inc.	8,960	536,614
*Biogen Idec, Inc.	2,450	104,248
*Celgene Corp.	3,800	244,188
*Genzyme Corp.	2,325	169,446
*Gilead Sciences, Inc.	7,760	355,796
*Millipore Corp.	475	24,648

TOTAL BIOTECHNOLOGY		$1,434,940

Description	Number of Shares	Market Value

BUILDING MATERIALS – 0.0%
Masco Corp.	3,400	$34,510

CHEMICALS – 2.2%
Air Products & Chemicals, Inc.	1,800	104,634
Ashland, Inc.	500	11,295
CF Industries Holdings, Inc.	452	29,014
Dow Chemical Co.	8,100	216,027
Eastman Chemical Co.	700	28,273
Ecolab, Inc.	1,500	55,890
EI Du Pont de Nemours & Co.	7,665	245,280
Hercules, Inc.	1,000	16,810
International Flavors & Fragrances, Inc.	700	22,316
Monsanto Co.	4,630	411,977
PPG Industries, Inc.	1,425	70,652
Praxair, Inc.	2,700	175,905
Rohm & Haas Co.	1,175	82,661
Sherwin-Williams Co.	830	47,235
Sigma-Aldrich Corp.	1,100	48,246

TOTAL CHEMICALS		$1,566,215

COAL – 0.2%
Consol Energy, Inc.	1,610	50,538
Massey Energy Co.	740	17,087
Peabody Energy Corp.	2,350	81,098

TOTAL COAL		$148,723

COMMERCIAL SERVICES – 0.8%
*Apollo Group, Inc., Class A	900	62,559
*Convergys Corp.	1,100	8,459
Equifax, Inc.	1,300	33,904
H&R Block, Inc.	2,600	51,272
Mastercard, Inc. Class A	625	92,388
McKesson Corp.	2,500	91,975
*Monster Worldwide, Inc.	1,100	15,664
Moody’s Corp.	1,760	45,056
Robert Half International, Inc.	1,450	27,362
RR Donnelley & Sons Co.	1,900	31,483
*Ticketmaster Entertainment Inc.	108	1,045
Western Union Co.	6,350	96,900

TOTAL COMMERCIAL SERVICES		$558,067

COMPUTERS – 4.5%
*Apple, Inc.	7,515	808,539
*Cognizant Technology Solutions Corp., Class A	2,600	49,920
*Computer Sciences Corp.	1,300	39,208
*Dell, Inc.	14,600	177,390
*EMC Corp.	17,580	207,092
Hewlett-Packard Co.	20,700	792,396

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PORTFOLIOS OF INVESTMENTS	55

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

International Business Machines Corp.	11,370	$1,057,069
*Lexmark International, Inc., Class A	800	20,664
*NetApp, Inc.	2,920	39,508
*SanDisk Corp.	2,045	18,180
*Sun Microsystems, Inc.	6,800	31,280
*Teradata Corp.	1,700	26,163

TOTAL COMPUTERS		$3,267,409

COSMETICS/PERSONAL CARE – 2.8%
Avon Products, Inc.	3,725	92,492
Colgate-Palmolive Co.	4,240	266,102
Estee Lauder Cos., Inc., Class A	1,000	36,040
Procter & Gamble Co.	24,730	1,596,074

TOTAL COSMETICS/PERSONAL CARE		$1,990,708

DISTRIBUTION/WHOLESALE – 0.2%
Fastenal Co.	610	24,559
Genuine Parts Co.	1,360	53,515
Grainger (WW), Inc.	605	47,535

TOTAL DISTRIBUTION/WHOLESALE		$125,609

DIVERSIFIED FINANCIAL SERVICES – 5.5%
American Capital, Ltd.	1,800	25,290
American Express Co.	9,805	269,638
Ameriprise Financial, Inc.	1,830	39,528
Charles Schwab Corp.	7,800	149,136
CIT Group, Inc.	2,600	10,764
Citigroup, Inc.	47,235	644,757
CME Group, Inc.	559	157,722
Discover Financial Services	4,285	52,491
*E*Trade Financial Corp.	3,700	6,734
Federated Investors, Inc., Class B	800	19,360
Franklin Resources, Inc.	1,320	89,760
Goldman Sachs Group, Inc.	3,735	345,487
*IntercontinentalExchange, Inc.	640	54,758
Invesco Ltd.	3,283	48,950
Janus Capital Group, Inc.	1,300	15,262
JPMorgan Chase & Co.	31,425	1,296,280
Legg Mason, Inc.	1,200	26,628
Leucadia National Corp.	1,550	41,602
Merrill Lynch & Co., Inc.	16,135	299,950
Morgan Stanley	8,870	154,959
*Nasdaq OMX Group	1,265	41,062
NYSE Euronext	2,375	71,678
*SLM Corp.	4,100	43,747
T Rowe Price Group, Inc.	2,175	86,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,991,543

Description	Number of Shares	Market Value

ELECTRIC UTILITIES – 3.5%
*AES Corp.	5,910	$47,103
Allegheny Energy, Inc.	1,550	46,733
Ameren Corp.	1,900	61,655
American Electric Power Co., Inc.	3,530	115,184
CenterPoint Energy, Inc.	2,660	30,643
CMS Energy Corp.	2,200	22,550
Consolidated Edison, Inc.	2,400	103,968
Constellation Energy Group, Inc.	600	14,526
Dominion Resources, Inc.	5,050	183,214
DTE Energy Co.	1,445	51,009
Duke Energy Corp.	10,708	175,397
*Dynegy, Inc., Class A	3,450	12,558
Edison International	2,900	103,211
Entergy Corp.	1,645	128,392
Exelon Corp.	5,580	302,658
FirstEnergy Corp.	2,650	138,224
FPL Group, Inc.	3,550	167,702
Integrys Energy Group, Inc.	600	28,602
Pepco Holdings, Inc.	1,750	36,138
PG&E Corp.	3,100	113,677
Pinnacle West Capital Corp.	900	28,485
PPL Corp.	3,350	109,947
*,9Progress Energy, Inc.	825	285
Progress Energy, Inc.	2,327	91,614
Public Service Enterprise Group, Inc.	4,400	123,860
Southern Co.	6,700	230,077
TECO Energy, Inc.	1,900	21,926
Wisconsin Energy Corp.	120	5,220
Xcel Energy, Inc.	3,800	66,196

TOTAL ELECTRIC UTILITIES		$2,560,754

ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Emerson Electric Co.	6,800	222,564

ELECTRONICS – 0.7%
*Agilent Technologies, Inc.	3,200	71,008
Amphenol Corp., Class A	1,400	40,110
Applied Biosystems, Inc.	1,540	47,478
Jabil Circuit, Inc.	1,800	15,138
Molex, Inc.	1,150	16,572
PerkinElmer, Inc.	1,030	18,478
*Thermo Fisher Scientific, Inc.	3,650	148,190
Tyco Electronics Ltd.	4,225	82,134
*Waters Corp.	850	37,230

TOTAL ELECTRONICS		$476,338

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

ENGINEERING & CONSTRUCTION – 0.1%
Fluor Corp.	1,600	$63,888
*Jacobs Engineering Group, Inc.	1,075	39,162

TOTAL ENGINEERING & CONSTRUCTION		$103,050

ENTERTAINMENT – 0.1%
International Game Technology	2,650	37,100

ENVIRONMENTAL CONTROL – 0.2%
*Allied Waste Industries, Inc.	3,000	31,260
Waste Management, Inc.	4,300	134,289

TOTAL ENVIRONMENTAL CONTROL		$165,549

FOOD – 2.2%
Campbell Soup Co.	1,900	72,105
ConAgra Foods, Inc.	4,200	73,164
*Dean Foods Co.	1,500	32,790
General Mills, Inc.	2,795	189,333
H.J. Heinz Co.	2,800	122,696
Hershey Co.	1,470	54,743
Kellogg Co.	2,245	113,193
Kraft Foods, Inc., Class A	12,890	375,615
Kroger Co.	5,750	157,895
McCormick & Co., Inc., NVS	1,000	33,660
Safeway, Inc.	3,735	79,443
Sara Lee Corp.	6,400	71,552
SUPERVALU, Inc.	1,800	25,632
SYSCO Corp.	5,250	137,550
Tyson Foods, Inc., Class A	2,300	20,102
Wendy’s/Arby’s Group, Inc., Class A	2,400	8,688
Whole Foods Market, Inc.	1,285	13,775

TOTAL FOOD		$1,581,936

FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	3,820	65,780
MeadWestvaco Corp.	1,600	22,448
Plum Creek Timber Co., Inc.	1,550	57,784
Weyerhaeuser Co.	1,900	72,618

TOTAL FOREST PRODUCTS & PAPER		$218,630

GAS UTILITIES – 0.2%
Nicor, Inc.	340	15,711
NiSource, Inc.	2,500	32,400
Sempra Energy	2,070	88,162

TOTAL GAS UTILITIES		$136,273

HAND/MACHINE TOOLS – 0.1%
Black & Decker Corp.	575	29,107
Snap-On, Inc.	480	17,736
Stanley Works	700	22,918

TOTAL HAND/MACHINE TOOLS		$69,761

Description	Number of Shares	Market Value

HEALTH CARE – PRODUCTS – 2.8%
*Intuitive Surgical, Inc.	325	$56,157
Johnson & Johnson	24,095	1,477,988
Medtronic, Inc.	9,365	377,690
*Zimmer Holdings, Inc.	2,000	92,860

TOTAL HEALTH CARE – PRODUCTS		$2,004,695

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Baxter International, Inc.	5,350	323,621
Becton, Dickinson & Co.	2,105	146,087
*Boston Scientific Corp.	11,900	107,457
Covidien Ltd.	4,350	192,662
CR Bard, Inc.	880	77,660
*St. Jude Medical, Inc.	2,950	112,189
Stryker Corp.	2,100	112,266
*Varian Medical Systems, Inc.	1,100	50,061

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,122,003

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Aetna, Inc.	4,080	101,470
*Coventry Health Care, Inc.	1,320	17,411
*DaVita, Inc.	1,000	56,750
*Humana, Inc.	1,525	45,125
*Laboratory Corp. of America Holdings	1,000	61,490
*Patterson Cos., Inc.	780	19,757
Quest Diagnostic, Inc.	1,300	60,840
*Tenet Healthcare Corp.	3,500	15,330
UnitedHealth Group, Inc.	10,330	245,130
*WellPoint, Inc.	4,250	165,198

TOTAL HEALTH CARE PROVIDERS & SERVICES		$788,501

HOME BUILDERS – 0.1%
Centex Corp.	1,000	12,250
DR Horton, Inc.	2,700	19,926
KB Home	700	11,683
Lennar Corp., Class A	1,400	10,836
Pulte Homes, Inc.	1,900	21,166

TOTAL HOME BUILDERS		$75,861

HOME FURNISHINGS – 0.1%
Harman International Industries, Inc.	575	10,563
Whirlpool Corp.	700	32,655

TOTAL HOME FURNISHINGS		$43,218

HOUSEHOLD PRODUCTS – 0.6%
Avery Dennison Corp.	900	31,518
Clorox Co.	1,160	70,540
Fortune Brands, Inc.	1,400	53,396

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

Kimberly-Clark Corp.	3,490	$213,902
Newell Rubbermaid, Inc.	2,600	35,750

TOTAL HOUSEHOLD PRODUCTS		$405,106

INFORMATION TECHNOLOGY – 0.1%
*Affiliated Computer Services, Inc., Class A	900	36,900
*Unisys Corp.	3,200	4,864

TOTAL INFORMATION TECHNOLOGY		$41,764

INSURANCE – 2.5%
Aflac, Inc.	3,885	172,028
Allstate Corp.	4,585	120,998
American International Group, Inc.	20,555	39,260
AON Corp.	2,300	97,290
Assurant, Inc.	900	22,932
Chubb Corp.	2,975	154,165
Cigna Corp.	2,410	39,283
Cincinnati Financial Corp.	1,400	36,386
Genworth Financial, Inc., Class A	3,735	18,077
Hartford Financial Services Group, Inc.	2,560	26,419
Lincoln National Corp.	2,175	37,497
Loews Corp.	3,170	105,276
Marsh & McLennan Cos., Inc.	4,480	131,354
MBIA, Inc.	1,740	17,104
MetLife, Inc.	6,360	211,279
Principal Financial Group, Inc.	2,300	43,677
Progressive Corp.	5,845	83,408
Prudential Financial, Inc.	3,315	99,450
The Travelers Cos., Inc.	5,070	215,729
Torchmark Corp.	800	33,416
Unum Group	2,855	44,966
XL Capital Ltd., Class A	2,570	24,929

TOTAL INSURANCE		$1,774,923

INTERNET – 1.7%
*Akamai Technologies, Inc.	1,450	20,851
*Amazon.com, Inc	2,690	153,976
*eBay, Inc.	9,710	148,272
*Expedia, Inc.	1,800	17,118
*Google, Inc., Class A	2,029	729,141
*VeriSign, Inc.	1,750	37,100
*Yahoo!, Inc.	12,000	153,840

TOTAL INTERNET		$1,260,298

IRON/STEEL – 0.3%
AK Steel Holding Corp.	1,125	15,660
Allegheny Technologies, Inc.	925	24,550
Nucor Corp.	2,800	113,428
United States Steel Corp.	1,030	37,986

TOTAL IRON / STEEL		$191,624

Description	Number of Shares	Market Value

LEISURE TIME – 0.2%
Carnival Corp.	3,785	$96,139
Harley-Davidson, Inc.	2,100	51,408

TOTAL LEISURE TIME		$147,547

LODGING – 0.1%
Marriott International, Inc., Class A	2,300	48,001
Starwood Hotels & Resorts Worldwide, Inc.	1,625	36,628
Wyndham Worldwide Corp.	1,800	14,742

TOTAL LODGING		$99,371

MACHINERY – 0.7%
Caterpillar, Inc.	5,175	197,529
Cummins, Inc.	1,750	45,238
Deere & Co.	3,620	139,587
Flowserve Corporation	550	31,306
Manitowoc Co., Inc.	1,200	11,808
Rockwell Automation, Inc.	1,350	37,355
*Terex Corp.	800	13,352

TOTAL MACHINERY		$476,175

MEDIA – 2.6%
CBS Corp., Class B	6,100	59,231
Comcast Corp., Class A	24,940	393,054
*DIRECTV Group, Inc.	4,900	107,261
Gannett Co., Inc.	2,000	22,000
*Interpublic Group of Cos., Inc.	3,900	20,241
McGraw-Hill Cos., Inc.	2,900	77,836
Meredith Corp.	360	6,973
New York Times Co., Class A	1,270	12,700
News Corp., Class A	19,890	211,630
Omnicom Group, Inc.	2,900	85,666
Scripps Networks Interactive, Inc. Class A	700	19,880
Time Warner, Inc.	30,400	306,736
*Viacom, Inc., Class B	5,365	108,480
Walt Disney Co.	15,920	412,328
Washington Post, Class B	51	21,767

TOTAL MEDIA		$1,865,783

METALS & MINING – 0.6%
Alcoa, Inc.	7,100	81,721
Freeport-McMoRan Copper & Gold, Inc.	3,370	98,067
Newmont Mining Corp.	3,950	104,043
Precision Castparts Corp.	1,235	80,040
Titanium Metals Corp.	800	7,448
Vulcan Materials Co.	1,000	54,280

TOTAL METALS & MINING		$425,599

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

MISCELLANEOUS MANUFACTURING – 4.3%
3M Co.	5,985	$384,835
Cooper Industries Ltd., Class A	1,500	46,425
Danaher Corp.	2,250	133,290
Dover Corp.	1,760	55,915
Eastman Kodak Co.	2,700	24,786
Eaton Corp.	1,460	65,116
General Electric Co.	87,615	1,709,368
Honeywell International, Inc.	6,500	197,924
Illinois Tool Works, Inc.	3,450	115,196
Ingersoll-Rand Co., Ltd., Class A	2,770	51,107
ITT Corp.	1,600	71,200
Leggett & Platt, Inc.	1,400	24,304
Pall Corp.	1,150	30,372
Parker Hannifin Corp.	1,450	56,217
Textron Inc.	2,060	36,462
Tyco International Ltd.	4,200	106,176

TOTAL MISCELLANEOUS MANUFACTURING		$3,108,693

MUTUAL FUND – 0.1%
IShares S&P 500 Index Fund	300	29,217
SPDR Trust Series 1	135	13,072

TOTAL MUTUAL FUND		$42,289

OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.	1,800	44,604
Xerox Corp.	7,795	62,516

TOTAL OFFICE/BUSINESS EQUIPMENT		$107,120

OIL & GAS – 10.7%
Anadarko Petroleum Corp.	3,985	140,671
Apache Corp.	2,805	230,936
Cabot Oil & Gas Corp.	835	23,438
Chesapeake Energy Corp.	4,350	95,570
Chevron Corp.	17,430	1,300,277
ConocoPhillips	13,005	676,520
Devon Energy Corp.	3,755	303,629
ENSCO International, Inc.	1,300	49,413
EOG Resources, Inc.	2,080	168,314
Exxon Mobil Corp.	44,020	3,262,761
Hess Corp.	2,455	147,816
Marathon Oil Corp.	6,120	178,092
Murphy Oil Corp.	1,700	86,088
*Nabors Industries Ltd.	2,500	35,950
Noble Corp.	2,350	75,694
Noble Energy, Inc.	1,500	77,730
Occidental Petroleum Corp.	6,950	386,003
Pioneer Natural Resources, Inc.	900	25,047

Description	Number of Shares	Market Value

Range Resources Corp.	1,400	$59,108
Rowan Cos., Inc.	1,000	18,140
*Southwestern Energy Co.	2,920	104,010
Sunoco, Inc.	1,000	30,500
Tesoro Corp.	1,200	11,604
Valero Energy Corp.	4,600	94,668
XTO Energy, Inc.	4,770	171,482

TOTAL OIL & GAS		$7,753,461

OIL & GAS SERVICES – 1.8%
Baker Hughes, Inc.	2,675	93,491
BJ Services Co.	2,700	34,695
*Cameron International Corp.	2,000	48,520
Halliburton Co.	7,435	147,139
*National Oilwell Varco, Inc.	3,565	106,558
Schlumberger Ltd.	10,155	524,506
Smith International, Inc.	1,800	62,064
*Transocean, Inc.	2,765	227,642
*Weatherford International Ltd.	6,025	101,702

TOTAL OIL & GAS SERVICES		$1,346,317

PACKAGING & CONTAINERS – 0.1%
Ball Corp.	860	29,411
Bemis Co., Inc.	820	20,369
*Pactiv Corp.	1,050	24,738
Sealed Air Corp.	1,280	21,658

TOTAL PACKAGING & CONTAINERS		$96,176

PHARMACEUTICALS – 5.8%
Abbott Laboratories	13,295	733,218
Allergan, Inc.	2,625	104,134
AmerisourceBergen Corp.	1,400	43,778
*Barr Pharmaceuticals, Inc.	950	61,047
Bristol-Myers Squibb Co.	16,750	344,213
Cardinal Health, Inc.	3,100	118,420
Eli Lilly & Co.	8,510	287,808
*Express Scripts, Inc.	2,090	126,675
*Forest Laboratories, Inc.	2,650	61,560
*Hospira, Inc.	1,400	38,948
*King Pharmaceuticals, Inc.	2,133	18,749
*Medco Health Solutions, Inc.	4,310	163,565
Merck & Co., Inc.	18,170	562,362
*Mylan, Inc.	2,850	24,425
Pfizer, Inc.	53,940	955,276
Schering-Plough Corp.	13,800	199,962
*Watson Pharmaceuticals, Inc.	900	23,553
Wyeth	11,300	363,634

TOTAL PHARMACEUTICALS		$4,231,327

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

PIPELINES – 0.5%
El Paso Corp.	6,200	$60,140
Questar Corp.	1,575	54,275
Spectra Energy Corp.	5,525	106,798
Williams Cos., Inc.	5,100	106,947

TOTAL PIPELINES		$328,160

REAL ESTATE INVESTMENT TRUSTS – 1.0%
Apartment Investment & Management Co., Class A	888	12,991
AvalonBay Communities, Inc.	675	47,939
Boston Properties, Inc.	995	70,526
*CB Richard Ellis Group, Inc., Class A	1,360	9,534
Developers Diversified Realty Corp.	1,100	14,487
Equity Residential	2,400	83,832
General Growth Properties, Inc.	2,155	8,922
HCP, Inc.	1,230	36,814
Host Hotels & Resorts, Inc.	4,500	46,530
Kimco Realty Corp.	1,980	44,708
Prologis	2,070	28,980
Public Storage	1,075	87,612
Simon Property Group, Inc.	1,950	130,708
Vornado Realty Trust	1,200	84,660

TOTAL REAL ESTATE INVESTMENT TRUSTS		$708,243

RETAIL – 6.2%
Abercrombie & Fitch Co.	750	21,720
*AutoNation, Inc.	1,300	8,931
*Autozone, Inc.	400	50,916
*Bed Bath & Beyond, Inc.	2,400	61,848
Best Buy Co., Inc.	3,000	80,430
*Big Lots, Inc.	825	20,155
*Coach, Inc.	2,925	60,255
Costco Wholesale Corp.	3,680	209,797
CVS Caremark Corp.	12,345	378,374
Darden Restaurants, Inc.	1,225	27,158
Family Dollar Stores, Inc.	1,250	33,638
*GameStop Corp., Class A	1,400	38,346
Gap, Inc.	3,900	50,466
Home Depot, Inc.	14,805	349,250
JC Penney Co., Inc.	2,065	49,395
Jones Apparel Group, Inc.	900	9,999
*Kohl’s Corp.	2,725	95,729
Limited Brands, Inc.	2,900	34,742
Liz Claiborne, Inc.	900	7,335
Lowe’s Cos., Inc.	12,300	266,910
Macy’s, Inc.	3,800	46,702
McDonald’s Corp.	9,550	553,231

Description	Number of Shares	Market Value

Nordstrom, Inc.	1,350	$24,422
*Office Depot, Inc.	2,400	8,640
Polo Ralph Lauren Corp.	500	23,585
RadioShack Corp.	1,300	16,458
*Sears Holdings Corp.	505	29,159
Staples, Inc.	5,765	112,014
*Starbucks Corp.	6,350	83,376
Target Corp.	6,505	260,981
Tiffany & Co.	1,145	31,430
TJX Cos., Inc.	3,725	99,681
Walgreen Co.	8,650	220,229
Wal-Mart Stores, Inc.	18,525	1,033,879
Yum! Brands, Inc.	4,130	119,812

TOTAL RETAIL		$4,518,993

SEMICONDUCTORS – 2.3%
*Advanced Micro Devices, Inc.	5,580	19,530
Altera Corp.	2,605	45,197
Analog Devices, Inc.	2,700	57,672
Applied Materials, Inc.	11,300	145,883
*Broadcom Corp., Class A	3,775	64,477
Intel Corp.	48,000	768,000
Kla-Tencor Corp.	1,500	34,875
Linear Technology Corp.	2,030	46,040
*LSI Corp.	6,000	23,100
*MEMC Electronic Materials, Inc.	1,885	34,646
Microchip Technology, Inc.	1,600	39,408
*Micron Technology, Inc.	6,905	32,523
National Semiconductor Corp.	2,170	28,579
*Novellus Systems, Inc.	1,000	15,800
*Nvidia Corp.	5,000	43,800
*QLogic Corp.	1,100	13,222
*Teradyne, Inc.	1,500	7,650
Texas Instruments, Inc.	11,220	219,463
Xilinx, Inc.	2,500	46,050

TOTAL SEMICONDUCTORS		$1,685,915

SOFTWARE – 4.2%
*Adobe Systems, Inc.	4,600	122,544
*Autodesk, Inc.	1,830	38,997
Automatic Data Processing, Inc.	4,500	157,275
*BMC Software, Inc.	1,700	43,894
CA, Inc.	3,558	63,332
*Citrix Systems, Inc.	1,560	40,201
*Compuware Corp.	2,500	15,950
*Electronic Arts, Inc.	2,800	63,784
Fidelity National Information Services, Inc.	1,600	24,144
*Fiserv, Inc.	1,450	48,372

(MTB Equity Index Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

MTB Equity Index Fund (continued)

Description	Number of Shares	Market Value

IMS Health, Inc.	1,650	$23,661
*Intuit, Inc.	2,800	70,168
Microsoft Corp.	66,735	1,490,192
*Novell, Inc.	2,925	13,631
*Oracle Corp.	33,150	606,313
Paychex, Inc.	2,800	79,912
*Salesforce.com, Inc.	810	25,078
*Symantec Corp.	7,320	92,086
Total System Services, Inc.	1,851	25,433

TOTAL SOFTWARE		$3,044,967

TELECOMMUNICATIONS – 5.8%
*American Tower Corp., Class A	3,400	109,854
AT&T, Inc.	50,100	1,341,177
CenturyTel, Inc.	1,000	25,110
*Ciena Corp.	850	8,169
*Cisco Systems, Inc.	50,000	888,500
Corning, Inc.	13,135	142,252
Embarq Corp.	1,330	39,900
Frontier Communications Corp.	3,000	22,830
Harris Corp.	700	25,165
*JDS Uniphase Corp.	2,500	13,650
*Juniper Networks, Inc.	4,600	86,204
Motorola, Inc.	18,200	97,734
QUALCOMM, Inc.	14,000	535,640
Qwest Communications International, Inc.	13,790	39,439
Sprint Nextel Corp.	24,540	76,810
*Tellabs, Inc.	3,700	15,688
Verizon Communications, Inc.	24,345	722,316
Windstream Corp.	3,853	28,936

TOTAL TELECOMMUNICATIONS		$4,219,374

TEXTILES & APPAREL – 0.1%
Cintas Corp.	1,100	26,070
VF Corp.	750	41,325

TOTAL TEXTILES & APPAREL		$67,395

THRIFTS & MORTGAGE FINANCE – 0.1%
Federal National Mortgage Association	180	167
Hudson City Bancorp, Inc.	4,400	82,764
Sovereign Bancorp, Inc.	4,605	13,355
Washington Mutual, Inc.	1,700	105

TOTAL THRIFTS & MORTGAGE FINANCE		$96,391

TOBACCO – 1.7%
Altria Group, Inc.	17,845	342,446
Lorillard, Inc.	1,534	101,029
Philip Morris International, Inc.	17,535	762,246

TOTAL TOBACCO		$1,205,721

Description	Number of Shares	Market Value

TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	1,050	$30,524
Mattel, Inc.	3,300	49,566

TOTAL TOYS/GAMES/HOBBIES		$80,090

TRANSPORTATION – 1.4%
Burlington Northern Santa Fe Corp.	2,315	206,174
CH Robinson Worldwide, Inc.	1,495	77,411
CSX Corp.	3,525	161,163
Expeditors International of Washington, Inc.	1,850	60,403
Norfolk Southern Corp.	3,200	191,808
Ryder System, Inc.	470	18,621
Union Pacific Corp.	4,360	291,117

TOTAL TRANSPORTATION		$1,006,697

TOTAL COMMON STOCKS (COST $87,418,116)		$72,359,559

WARRANTS – 0.0%

COMPUTERS – 0.0%
*,9,10Seagate Technology, Inc.	2,330	0

ELECTRIC UTILITIES – 0.0%
*,9,11Mirant Corp.	4,169	0

TOTAL WARRANTS (COST $0)		$0

	Par Value

MONEY MARKET FUND – 0.7%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $535,639)	$535,639	$535,639

TOTAL INVESTMENTS – 100.9% (COST $87,953,755)		$72,895,198

OTHER ASSETS LESS LIABILITIES – (0.9%)		$(666,865)

TOTAL NET ASSETS – 100.0%		$72,228,333

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Equity Index Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	61

MTB Equity Index Fund (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$72,895,198	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$72,895,198	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

62

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	12.7%
Telecommunications	8.5%
Pharmaceuticals	7.0%
Computers	6.7%
Retail	5.7%
Beverages	5.5%
Diversified Financial Services	5.5%
Health Care — Products	5.2%
Miscellaneous Manufacturing	4.9%
Software	4.4%
Banks	3.7%
Cosmetics/Personal Care	3.7%
Tobacco	2.8%
Internet	2.2%
Chemicals	2.0%
Aerospace & Defense	2.0%
Semiconductors	1.8%
Transportation	1.6%
Oil & Gas Services	1.6%
Media	1.5%
Biotechnology	1.4%
Health Care Providers & Services	1.4%
Insurance	1.2%
Machinery	1.2%
Metals & Mining	1.0%
Food	0.9%
Electrical Components & Equipment	0.8%
Leisure Time	0.8%
Engineering & Construction	0.5%
Iron/Steel	0.5%
Cash Equivalents[2]	1.1%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	63

MTB Large Cap Stock Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.7%

AEROSPACE & DEFENSE – 2.0%
Boeing Co.	5,500	$287,485
Lockheed Martin Corp.	19,000	1,615,950

TOTAL AEROSPACE & DEFENSE		$1,903,435

BANKS – 3.7%
Bank of America Corp.	95,000	2,296,150
Wachovia Corp.	17,000	108,970
Wells Fargo & Co.	34,500	1,174,725

TOTAL BANKS		$3,579,845

BEVERAGES – 5.5%
Coca-Cola Co.	60,000	2,643,600
PepsiCo, Inc.	47,500	2,707,975

TOTAL BEVERAGES		$5,351,575

BIOTECHNOLOGY – 1.4%
*Gilead Sciences, Inc.	30,000	1,375,500

CHEMICALS – 2.0%
Monsanto Co.	11,000	978,780
The Mosaic Co.	13,000	512,330
Potash Corp. of Saskatchewan	5,700	485,982

TOTAL CHEMICALS		$1,977,092

COMPUTERS – 6.7%
*Apple, Inc.	15,000	1,613,850
*EMC Corp.	49,800	586,644
Hewlett-Packard Co.	49,000	1,875,720
International Business Machines Corp.	25,500	2,370,735

TOTAL COMPUTERS		$6,446,949

COSMETICS/PERSONAL CARE – 3.7%
Procter & Gamble Co.	55,000	3,549,700

DIVERSIFIED FINANCIAL SERVICES – 5.5%
CIT Group, Inc.	49,000	202,860
Citigroup, Inc.	78,500	1,071,525
Goldman Sachs Group, Inc.	7,500	693,750
*IntercontinentalExchange, Inc.	5,000	427,800
JPMorgan Chase & Co.	56,000	2,310,000
Merrill Lynch & Co., Inc.	12,000	223,080
Morgan Stanley	21,500	375,605

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,304,620

Description	Number of Shares	Market Value

ELECTRICAL COMPONENTS & EQUIPMENT – 0.8%
Emerson Electric Co.	24,000	$785,520

ENGINEERING & CONSTRUCTION – 0.5%
*McDermott International, Inc.	27,000	462,510

FOOD – 0.9%
Kraft Foods, Inc., Class A	30,000	874,200

HEALTH CARE – PRODUCTS – 5.2%
*Hologic, Inc.	45,000	550,800
*Intuitive Surgical, Inc.	3,000	518,370
Johnson & Johnson	50,000	3,067,000
*Zimmer Holdings, Inc.	19,500	905,385

TOTAL HEALTH CARE – PRODUCTS		$5,041,555

HEALTH CARE PROVIDERS & SERVICES – 1.4%
*Psychiatric Solutions, Inc.	40,000	1,331,600

INSURANCE – 1.2%
ACE, Ltd.	13,500	774,360
Lincoln National Corp.	22,500	387,900

TOTAL INSURANCE		$1,162,260

INTERNET – 2.2%
*Google, Inc., Class A	5,800	2,084,288

IRON / STEEL – 0.5%
Cliffs Natural Resources, Inc.	16,500	445,335

LEISURE TIME – 0.8%
Carnival Corp.	30,000	762,000

MACHINERY – 1.2%
Cummins, Inc.	15,000	387,750
Rockwell Automation, Inc.	27,100	749,857

TOTAL MACHINERY		$1,137,607

MEDIA – 1.5%
Comcast Corp., Class A	46,500	732,840
News Corp., Class A	67,013	713,019

TOTAL MEDIA		$1,445,859

METALS & MINING – 1.0%
Cia Vale do Rio Doce ADR	25,000	328,000
Precision Castparts Corp.	10,100	654,581

TOTAL METALS & MINING		$982,581

(MTB Large Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

MISCELLANEOUS MANUFACTURING – 4.9%
3M Co.	18,800	$1,208,840
General Electric Co.	150,000	2,926,500
Harsco Corp.	26,500	627,255

TOTAL MISCELLANEOUS MANUFACTURING		$4,762,595

OIL & GAS – 12.7%
Chevron Corp.	40,000	2,984,000
ConocoPhillips	37,500	1,950,750
ENSCO International, Inc.	21,500	817,215
EOG Resources, Inc.	16,200	1,310,904
Exxon Mobil Corp.	70,000	5,188,400

TOTAL OIL & GAS		$12,251,269

OIL & GAS SERVICES – 1.6%
Schlumberger Ltd.	29,000	1,497,850

PHARMACEUTICALS – 7.0%
Abbott Laboratories	25,000	1,378,750
Eli Lilly & Co.	19,500	659,490
*Express Scripts, Inc.	26,700	1,618,287
*Forest Laboratories, Inc.	20,000	464,600
Merck & Co., Inc.	18,500	572,575
Pfizer, Inc.	58,000	1,027,180
Wyeth	33,500	1,078,030

TOTAL PHARMACEUTICALS		$6,798,912

RETAIL – 5.7%
Abercrombie & Fitch Co.	10,700	309,872
*Coach, Inc.	27,000	556,200
Home Depot, Inc.	45,000	1,061,550
Macy’s, Inc.	30,000	368,700
Target Corp.	17,700	710,124
Wal-Mart Stores, Inc.	45,000	2,511,450

TOTAL RETAIL		$5,517,896

SEMICONDUCTORS – 1.8%
Intel Corp.	99,000	1,584,000
*MEMC Electronic Materials, Inc.	9,500	174,610

TOTAL SEMICONDUCTORS		$1,758,610

SOFTWARE – 4.4%
*Cerner Corp.	21,500	800,445
Microsoft Corp.	154,000	3,438,820

TOTAL SOFTWARE		$4,239,265

TELECOMMUNICATIONS – 8.5%
AT&T, Inc.	71,073	1,902,624
*Cisco Systems, Inc.	144,000	2,558,880
Harris Corp.	28,000	1,006,600

Description	Number of Shares	Market Value

QUALCOMM, Inc.	33,000	$1,262,580
Verizon Communications, Inc.	48,500	1,438,995

TOTAL TELECOMMUNICATIONS		$8,169,679

TOBACCO – 2.8%
Altria Group, Inc.	33,500	642,865
Philip Morris International, Inc.	47,500	2,064,825

TOTAL TOBACCO		$2,707,690

TRANSPORTATION – 1.6%
Burlington Northern Santa Fe Corp.	17,500	1,558,550

TOTAL COMMON STOCKS (COST $98,443,594)		$95,266,347

	Par Value

MONEY MARKET FUND – 1.1%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $1,038,478)	$1,038,478	$1,038,478

TOTAL INVESTMENTS – 99.8% (COST $99,482,072)		$96,304,825

OTHER ASSETS LESS LIABILITIES – 0.2%		$197,505

TOTAL NET ASSETS – 100.0%		$96,502,330

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$96,304,825	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$96,304,825	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

65

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	15.0%
Software	8.5%
Retail	8.1%
Computers	7.2%
Telecommunications	5.9%
Health Care — Products	5.9%
Biotechnology	5.1%
Oil & Gas Services	4.6%
Internet	4.1%
Beverages	4.0%
Cosmetics/Personal Care	3.9%
Insurance	3.4%
Pharmaceuticals	3.1%
Diversified Financial Services	3.1%
Banks	1.8%
Commercial Services	1.5%
Tobacco	1.5%
Aerospace & Defense	1.4%
Health Care Providers & Services	1.4%
Air Freight & Logistics	1.2%
Machinery	1.2%
Electrical Components & Equipment	1.1%
Semiconductors	1.0%
Food	1.0%
Home Builders	0.9%
Coal	0.6%
Chemicals	0.5%
Apparel	0.5%
Iron/Steel	0.5%
Engineering & Construction	0.4%
Metals & Mining	0.3%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	0.5%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

66	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.7%

AEROSPACE & DEFENSE – 1.4%
United Technologies Corp.	12,800	$703,488

AIR FREIGHT & LOGISTICS – 1.2%
FedEx Corp.	9,300	607,941

APPAREL – 0.5%
Nike, Inc., Class B	4,100	236,283

BANKS – 1.8%
Comerica, Inc.	12,000	331,080
Whitney Holding Corp.	29,100	552,900

TOTAL BANKS		$883,980

BEVERAGES – 4.0%
Coca-Cola Co.	12,850	566,171
PepsiCo, Inc.	24,700	1,408,147

TOTAL BEVERAGES		$1,974,318

BIOTECHNOLOGY – 5.1%
*Amgen, Inc.	9,500	568,955
*Celgene Corp.	16,600	1,066,716
*Gilead Sciences, Inc.	19,300	884,905

TOTAL BIOTECHNOLOGY		$2,520,576

CHEMICALS – 0.5%
Monsanto Co.	2,900	258,042

COAL – 0.6%
Consol Energy, Inc.	8,800	276,232

COMMERCIAL SERVICES – 1.5%
Mastercard, Inc. Class A	1,700	251,294
Ritchie Bros. Auctioneers, Inc.	27,500	510,675

TOTAL COMMERCIAL SERVICES		$761,969

COMPUTERS – 7.2%
*Apple, Inc.	12,350	1,328,737
Hewlett-Packard Co.	23,700	907,236
International Business Machines Corp.	10,500	976,185
*Research In Motion Ltd.	6,400	322,752

TOTAL COMPUTERS		$3,534,910

COSMETICS/PERSONAL CARE – 3.9%
Avon Products, Inc.	17,700	439,491
Procter & Gamble Co.	22,700	1,465,058

TOTAL COSMETICS/PERSONAL CARE		$1,904,549

Description	Number of Shares	Market Value

DIVERSIFIED FINANCIAL SERVICES – 3.1%
Goldman Sachs Group, Inc.	8,300	$767,750
T Rowe Price Group, Inc.	18,700	739,398

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,507,148

ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
Emerson Electric Co.	16,700	546,591

ENGINEERING & CONSTRUCTION – 0.4%
*McDermott International, Inc.	12,200	208,986

FOOD – 1.0%
Kraft Foods, Inc., Class A	17,400	507,036

HEALTH CARE – PRODUCTS – 5.9%
*Hologic, Inc.	33,300	407,592
*Intuitive Surgical, Inc.	2,600	449,254
Johnson & Johnson	29,300	1,797,262
Medtronic, Inc.	6,000	241,980

TOTAL HEALTH CARE – PRODUCTS		$2,896,088

HEALTH CARE PROVIDERS & SERVICES – 1.4%
*Covance, Inc.	5,650	282,500
*Humana, Inc.	13,800	408,342

TOTAL HEALTH CARE PROVIDERS & SERVICES		$690,842

HOME BUILDERS – 0.9%
*Toll Brothers, Inc.	19,700	455,464

INSURANCE – 3.4%
ACE, Ltd.	11,600	665,376
Axis Capital Holdings Ltd.	20,100	572,448
MetLife, Inc.	12,800	425,216

TOTAL INSURANCE		$1,663,040

INTERNET – 4.1%
*Amazon.com, Inc.	5,800	331,992
*Google, Inc., Class A	4,750	1,706,960

TOTAL INTERNET		$2,038,952

IRON/STEEL – 0.5%
Cliffs Natural Resources, Inc.	8,300	224,017

MACHINERY – 1.2%
Joy Global, Inc.	7,750	224,595
*Terex Corp.	22,500	375,525
TOTAL MACHINERY		$600,120

(MTB Large Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	67

MTB Large Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

METALS & MINING – 0.3%
Freeport-McMoRan Copper & Gold, Inc.	4,400	$128,040

OIL & GAS – 15.0%
Chevron Corp.	9,200	686,320
ConocoPhillips	15,900	827,118
Devon Energy Corp.	10,900	881,374
Exxon Mobil Corp.	56,400	4,180,367
*Southwestern Energy Co.	23,500	837,070

TOTAL OIL & GAS		$7,412,249

OIL & GAS SERVICES – 4.6%
*Cameron International Corp.	10,500	254,730
*National Oilwell Varco, Inc.	18,600	555,954
Schlumberger Ltd.	12,800	661,120
*Transocean, Inc.	3,350	275,806
*Weatherford International Ltd.	31,800	536,784

TOTAL OIL & GAS SERVICES		$2,284,394

PHARMACEUTICALS – 3.1%
Abbott Laboratories	8,400	463,260
*Express Scripts, Inc.	7,300	442,453
*Forest Laboratories, Inc.	26,900	624,887

TOTAL PHARMACEUTICALS		$1,530,600

RETAIL – 8.1%
Abercrombie & Fitch Co.	13,000	376,480
CVS Caremark Corp.	9,800	300,370
*GameStop Corp., Class A	15,800	432,762
Lowe’s Cos., Inc.	33,600	729,120
Macy’s, Inc.	37,000	454,730
Nordstrom, Inc.	24,000	434,160
TJX Cos., Inc.	18,700	500,412
Wal-Mart Stores, Inc.	13,700	764,597

TOTAL RETAIL		$3,992,631

SEMICONDUCTORS – 1.0%
Intel Corp.	32,000	512,000

SOFTWARE – 8.5%
*Cerner Corp.	13,200	491,436
Microsoft Corp.	83,500	1,864,555
*Oracle Corp.	80,600	1,474,174
*VMware, Inc., Class A	12,600	390,600

TOTAL SOFTWARE		$4,220,765

TELECOMMUNICATIONS – 5.9%
*Cisco Systems, Inc.	84,000	1,492,680
Harris Corp.	15,500	557,225
QUALCOMM, Inc.	23,000	879,980

TOTAL TELECOMMUNICATIONS		$2,929,885

Description	Number of Shares	Market Value

TOBACCO – 1.5%
Philip Morris International, Inc.	16,700	$725,949

TOTAL COMMON STOCKS (COST $59,822,094)		$48,737,085

	Par Value

MONEY MARKET FUND – 0.8%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $390,064)	$390,064	$390,064

TOTAL INVESTMENTS – 99.5% (COST $60,212,158)		$49,127,149

OTHER ASSETS LESS LIABILITIES – 0.5%		$247,114

TOTAL NET ASSETS – 100.0%		$49,374,263

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$49,127,149	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$49,127,149	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

68

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	11.7%
Software	8.9%
Retail	8.5%
Health Care — Products	6.2%
Computers	4.9%
Pharmaceuticals	4.8%
Telecommunications	4.8%
Biotechnology	4.3%
Oil & Gas Services	4.1%
Internet	4.0%
Commercial Services	3.8%
Diversified Financial Services	3.3%
Insurance	2.7%
Cosmetics/Personal Care	2.6%
Beverages	2.5%
Machinery	2.5%
Health Care Providers & Services	1.8%
Semiconductors	1.8%
Banks	1.5%
Transportation	1.2%
Food	1.0%
Aerospace & Defense	1.0%
Tobacco	0.9%
Engineering & Construction	0.9%
Home Builders	0.8%
Chemicals	0.8%
Air Freight & Logistics	0.8%
Coal	0.8%
Electrical Components & Equipment	0.8%
Iron/Steel	0.7%
Metals & Mining	0.6%
Environmental Control	0.5%
Distribution/Wholesale	0.5%
Apparel	0.5%
Pipelines	0.5%
Miscellaneous Manufacturing	0.4%
Mutual Fund	0.3%
Packaging & Containers	0.2%
Metal Fabricate/Hardware	0.2%
Electronics	0.2%
Energy-Alternate Sources	0.1%
Real Estate Investment Trusts	0.1%

(MTB Multi Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	69

STOCKS	Percentage of Total Net Assets
Toys/Games/Hobbies	0.1%
Airlines	0.1%
Hand/Machine Tools	0.1%
Warrants	0.0%
Cash Equivalents[2]	1.5%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 98.8%

AEROSPACE & DEFENSE – 1.0%
Triumph Group, Inc.	325	$14,255
United Technologies Corp.	3,100	170,376

TOTAL AEROSPACE & DEFENSE		$184,631

AIR FREIGHT & LOGISTICS – 0.8%
FedEx Corp.	2,200	143,814

AIRLINES – 0.1%
UAL Corp.	900	13,104

APPAREL – 0.5%
*Deckers Outdoor Corp.	100	8,486
Nike, Inc., Class B	1,000	57,630
*Warnaco Group, Inc./The	500	14,905
Wolverine World Wide, Inc.	400	9,400

TOTAL APPAREL		$90,421

BANKS – 1.5%
Anchor Bancorp Wisconsin, Inc.	2,300	13,110
Boston Private Financial Holdings, Inc.	700	6,188
Comerica, Inc.	2,900	80,011
People’s United Financial Inc.	600	10,500
Umpqua Holdings Corp.	800	13,616
Whitney Holding Corp.	7,500	142,500

TOTAL BANKS		$265,925

BEVERAGES – 2.5%
Coca-Cola Co.	3,000	132,180
PepsiCo, Inc.	5,800	330,658

TOTAL BEVERAGES		462,838

Description	Number of Shares	Market Value

BIOTECHNOLOGY – 4.3%
*Alexion Pharmaceuticals, Inc.	700	$28,525
*Amgen, Inc.	2,300	137,747
*Celgene Corp.	4,000	257,039
*Cougar Biotechnology, Inc.	300	7,620
*Gilead Sciences, Inc.	4,600	210,910
*Invitrogen Corp.	2,600	74,854
Martek Biosciences Corp.	1,572	46,893
*Myriad Genetics, Inc.	350	22,082

TOTAL BIOTECHNOLOGY		$785,670

CHEMICALS – 0.8%
CF Industries Holdings, Inc.	375	24,071
*Intrepid Potash, Inc.	1,200	26,088
Monsanto Co.	700	62,286
The Mosaic Co.	900	35,469

TOTAL CHEMICALS		$147,914

COAL – 0.8%
Consol Energy, Inc.	2,100	65,919
Foundation Coal Holdings Inc.	700	14,532
Peabody Energy Corp.	1,800	62,118

TOTAL COAL		$142,569

COMMERCIAL SERVICES – 3.8%
*Corinthian Colleges, Inc.	1,100	15,708
Deluxe Corp.	1,150	13,984
*Dollar Financial Corp.	4,050	47,102
*Geo Group, Inc./The	750	13,245
Global Payments, Inc.	400	16,204
Healthcare Services Group	750	12,420
Heartland Payment Systems, Inc.	350	6,094

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

70	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

*K12, Inc.	575	$15,813
Lender Processing Services, Inc.	2,675	61,712
Mastercard, Inc. Class A	400	59,128
Moody’s Corp.	900	23,040
*Parexel International Corp.	800	8,320
Pharmaceutical Product Development, Inc.	2,900	89,842
*Quanta Services, Inc.	4,100	81,016
Ritchie Bros. Auctioneers, Inc.	10,700	198,698
*Standard Parking Corp.	500	10,480
*TNS, Inc.	600	8,508
*VistaPrint Ltd.	425	7,255

TOTAL COMMERCIAL SERVICES		$688,569

COMPUTERS – 4.9%
*Apple, Inc.	2,900	312,011
*CACI International, Inc., Class A	225	9,266
*Cognizant Technology Solutions Corp., Class A	1,200	23,040
Hewlett-Packard Co.	5,600	214,368
International Business Machines Corp.	2,500	232,425
*MICROS Systems, Inc.	500	8,515
*Research In Motion Ltd.	1,500	75,645
*SRA International, Inc., Class A	450	8,316
*SYKES Enterprises, Inc.	450	7,182
*Synaptics, Inc.	300	9,267

TOTAL COMPUTERS		$900,035

COSMETICS/PERSONAL CARE – 2.6%
Avon Products, Inc.	4,200	104,286
*Chattem, Inc.	250	18,918
Procter & Gamble Co.	5,400	348,516

TOTAL COSMETICS/PERSONAL CARE		$471,720

DISTRIBUTION/WHOLESALE – 0.5%
Fastenal Co.	1,100	44,286
*LKQ Corp.	4,800	54,912

TOTAL DISTRIBUTION/WHOLESALE		$99,198

DIVERSIFIED FINANCIAL SERVICES – 3.3%
*Affiliated Managers Group, Inc.	1,000	46,380
Goldman Sachs Group, Inc.	2,000	185,000
Greenhill & Co., Inc.	150	9,896
*Interactive Brokers Group, Inc.	400	8,548
*IntercontinentalExchange, Inc.	850	72,726
optionsXpress Holdings, Inc.	650	11,544
*Stifel Financial Corp.	450	19,643
T Rowe Price Group, Inc.	6,200	245,147

TOTAL DIVERSIFIED FINANCIAL SERVICES		$598,884

Description	Number of Shares	Market Value

ELECTRICAL COMPONENTS & EQUIPMENT – 0.8%
Emerson Electric Co.	4,100	$134,193
*Universal Display Corp.	600	6,492

TOTAL ELECTRICAL COMPONENTS & EQUIPMENT		$140,685

ELECTRONICS – 0.2%
*FEI Co.	625	13,131
*On Track Innovations Ltd.	900	1,800
Woodward Governor Co.	625	20,063

TOTAL ELECTRONICS		$34,994

ENERGY-ALTERNATE SOURCES – 0.1%
*Covanta Holding Corp	475	10,241
*Energy Conversion Devices, Inc.	500	17,070

TOTAL ENERGY-ALTERNATE SOURCES		$27,311

ENGINEERING & CONSTRUCTION – 0.9%
*Foster Wheeler Ltd.	2,350	64,390
*McDermott International, Inc.	6,300	107,919

TOTAL ENGINEERING & CONSTRUCTION		$172,309

ENVIRONMENTAL CONTROL – 0.5%
*Waste Connections, Inc.	2,947	99,756

FOOD – 1.0%
CAL-MAINE Foods Inc.	400	11,756
Corn Products International, Inc.	600	14,592
Flowers Foods, Inc.	400	11,860
Kraft Foods, Inc., Class A	4,100	119,474
*Papa John’s International, Inc.	300	6,768
Spartan Stores, Inc.	375	10,121
*Treehouse Foods, Inc.	550	16,643

TOTAL FOOD		$191,214

HAND/MACHINE TOOLS – 0.1%
Snap-On, Inc.	300	11,085

HEALTH CARE – PRODUCTS – 6.2%
*Angiodynamics, Inc.	900	11,340
*Cepheid, Inc.	800	9,496
*Conmed Corp.	500	13,100
Dentsply International, Inc.	2,300	69,874
*Gen-Probe, Inc.	1,000	47,060
*Haemonetics Corp.	250	14,765
*Hologic, Inc.	14,060	172,094
*Immucor, Inc.	550	14,603
*Intuitive Surgical, Inc.	1,004	173,481
Johnson & Johnson	7,000	429,381
*Luminex Corp.	700	13,055

(MTB Multi Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	71

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

*Masimo Corp.	475	$15,195
Medtronic, Inc.	1,400	56,462
*Natus Medical, Inc.	500	7,650
*NuVasive, Inc.	500	23,545
*Resmed, Inc.	1,050	35,973
*SonoSite, Inc.	375	7,901
STERIS Corp.	650	22,126
*TranS1, Inc.	1,000	6,360

TOTAL HEALTH CARE – PRODUCTS		$1,143,461

HEALTH CARE PROVIDERS & SERVICES – 1.8%
*Amedisys, Inc.	250	14,103
*Covance, Inc.	1,450	72,500
*Humana, Inc.	3,300	97,646
*Icon Plc. ADR	350	8,880
*Pediatrix Medical Group, Inc.	1,500	57,975
*Psychiatric Solutions, Inc.	2,156	71,773

TOTAL HEALTH CARE PROVIDERS & SERVICES		$322,877

HOME BUILDERS – 0.8%
*Toll Brothers, Inc.	6,594	152,453

INSURANCE – 2.7%
ACE, Ltd.	2,800	160,608
*Argo Group International Holdings Ltd.	400	12,760
Axis Capital Holdings Ltd.	4,900	139,552
HCC Insurance Holdings, Inc.	2,766	61,018
MetLife, Inc.	3,000	99,660
Principal Financial Group, Inc.	1,400	26,586

TOTAL INSURANCE		$500,184

INTERNET – 4.0%
*Amazon.com, Inc.	1,400	80,136
*AsiaInfo Holdings, Inc.	900	9,891
*Cybersource Corp.	1,400	17,010
*Earthlink, Inc.	2,700	18,630
*F5 Networks, Inc.	2,525	62,671
*Google, Inc., Class A	1,100	395,295
*GSI Commerce, Inc.	1,100	11,385
*McAfee, Inc.	2,950	96,023
*NetFlix, Inc.	300	7,428
*Perfect World Co., Ltd. ADR	630	11,737
*Shanda Interactive Entertainment, Ltd. ADR	500	13,825
*TIBCO Software, Inc.	1,300	6,695

TOTAL INTERNET		$730,726

IRON / STEEL – 0.7%
Cliffs Natural Resources, Inc.	3,300	89,067
Steel Dynamics, Inc.	4,000	47,680

TOTAL IRON / STEEL		$136,747

Description	Number of Shares	Market Value

MACHINERY – 2.5%
Bucyrus International, Inc.	1,350	$32,576
Cognex Corp.	700	11,214
Cummins, Inc.	2,200	56,870
Flowserve Corporation	150	8,538
Graco, Inc.	1,500	37,095
*Intermec, Inc.	700	9,079
Joy Global, Inc.	4,950	143,450
*Middleby Corp.	225	9,088
Rockwell Automation, Inc.	1,600	44,272
*Terex Corp.	5,400	90,126
Wabtec Corp.	250	9,940

TOTAL MACHINERY		$452,248

METAL FABRICATE / HARDWARE – 0.2%
*Haynes International, Inc.	1,075	27,209
Kaydon Corp.	425	14,199

TOTAL METAL FABRICATE / HARDWARE		$41,408

METALS & MINING – 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,000	29,100
Precision Castparts Corp.	910	58,977
Royal Gold, Inc.	200	5,766
Yamana Gold, Inc.	2,775	12,848

TOTAL METALS & MINING		$106,691

MISCELLANEOUS MANUFACTURING – 0.4%
Harsco Corp.	2,269	53,707
*Hexcel Corp.	1,600	21,120
Matthews International Corp., Class A	150	6,695

TOTAL MISCELLANEOUS MANUFACTURING		$81,522

MUTUAL FUND – 0.3%
iShares Russell 2000 Growth Index Fund	300	16,617
Spdr S&P Retail ETF	1,575	36,083

TOTAL MUTUAL FUND		$52,700

OIL & GAS – 11.7%
*Arena Resources, Inc.	400	12,192
Cabot Oil & Gas Corp.	700	19,649
*Carrizo Oil & Gas, Inc.	1,000	23,390
Chevron Corp.	2,200	164,120
*Comstock Resources, Inc.	300	14,826
*Concho Resources, Inc.	425	9,031
ConocoPhillips	3,800	197,676
*Denbury Resources, Inc.	3,700	47,027
Devon Energy Corp.	2,600	210,236
Exxon Mobil Corp.	13,400	993,207
*Goodrich Petroleum Corp	650	18,044

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

72	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

*Newfield Exploration Co.	1,001	$23,003
Noble Energy, Inc.	935	48,452
*PetroHawk Energy Corp.	750	14,213
*Plains Exploration & Production Co.	700	19,740
*Southwestern Energy Co.	8,900	317,017

TOTAL OIL & GAS		$2,131,823

OIL & GAS SERVICES – 4.1%
*Cameron International Corp.	5,200	126,152
*FMC Technologies, Inc.	1,300	45,487
*National Oilwell Varco, Inc.	5,980	178,742
Schlumberger Ltd.	3,100	160,115
*Transocean, Inc.	825	67,922
*Weatherford International Ltd.	10,420	175,890

TOTAL OIL & GAS SERVICES		$754,308

PACKAGING & CONTAINERS – 0.2%
*Crown Holdings, Inc.	1,600	32,288
*Pactiv Corp.	400	9,424

TOTAL PACKAGING & CONTAINERS		$41,712

PHARMACEUTICALS – 4.8%
Abbott Laboratories	2,000	110,300
*Auxilium Pharmeceuticals, Inc.	400	7,860
*BioMarin Pharmaceutical, Inc.	350	6,412
*Cephalon, Inc.	950	68,134
*Cubist Pharmaceuticals, Inc.	550	13,965
*CV Therapeutics, Inc.	1,500	13,995
*Cypress Bioscience, Inc.	1,100	5,984
*Express Scripts, Inc.	3,000	181,829
*Forest Laboratories, Inc.	8,600	199,777
Herbalife Ltd.	1,400	34,202
*Isis Pharmaceuticals, Inc.	1,100	15,466
*Medicines Co.	1,000	17,430
*Onyx Pharmaceuticals, Inc.	425	11,467
*Orexigen Therapeutics, Inc.	900	4,275
*OSI Pharmaceuticals, Inc.	550	20,873
Perrigo Co.	2,749	93,466
*Rigel Pharmaceuticals, Inc.	600	5,226
*Savient Pharmaceuticals, Inc.	1,300	6,188
*United Therapeutics Corp.	265	23,116
*Valeant Pharmaceuticals International	750	14,078
*Vivus, Inc.	1,800	10,962
*XenoPort, Inc.	300	12,483

TOTAL PHARMACEUTICALS		$877,488

PIPELINES – 0.5%
El Paso Corp.	2,900	28,130
Equitable Resources, Inc.	950	32,975

Description	Number of Shares	Market Value

Plains All American Pipeline, LP.	550	$22,000

TOTAL PIPELINES		$83,105

REAL ESTATE INVESTMENT TRUSTS – 0.1%
Digital Realty Trust, Inc.	675	22,599

RETAIL – 8.5%
*99 Cents Only Stores	1,000	12,200
Abercrombie & Fitch Co.	4,100	118,736
*Aeropostale, Inc.	600	14,526
*Coach, Inc.	3,000	61,800
CVS Caremark Corp.	2,300	70,495
*Ezcorp, Inc., Class A	800	12,672
*First Cash Financial Services, Inc.	800	12,296
Fred’s, Inc., Class A	700	8,575
*GameStop Corp., Class A	7,300	199,947
*Hibbett Sports, Inc.	400	7,124
Lowe’s Cos., Inc.	8,000	173,600
*Lululemon Athletica, Inc.	2,150	30,466
Macy’s, Inc.	8,900	109,381
Nordstrom, Inc.	5,700	103,113
*Panera Bread Co., Class A	1,500	67,680
*PetMed Express, Inc.	800	14,128
*PF Chang’s China Bistro, Inc.	400	8,184
Ross Stores, Inc.	2,100	68,649
Tiffany & Co.	1,400	38,430
TJX Cos., Inc.	6,700	179,292
*Urban Outfitters, Inc.	2,700	58,698
Wal-Mart Stores, Inc.	3,300	184,173

TOTAL RETAIL		$1,554,165

SEMICONDUCTORS – 1.8%
*Broadcom Corp., Class A	1,200	20,496
*Formfactor, Inc.	600	10,452
Intel Corp.,	7,700	123,200
Intersil Corp., Class A	900	12,321
*Macrovision Solutions Corp.	500	5,540
*MEMC Electronic Materials, Inc.	1,700	31,246
Microchip Technology, Inc.	1,300	32,019
*Microsemi Corp.	800	17,392
*Monolithic Power Systems, Inc.	800	13,592
*PMC-Sierra, Inc.	9,600	44,928
*Volterra Semiconductor Corp.	1,200	11,328

TOTAL SEMICONDUCTORS		$322,514

SOFTWARE – 8.9%
*Activision Blizzard, Inc.	7,420	92,453
*Allscripts-Misys Healthcare Solutions, Inc.	5,200	33,800
*Ansys, Inc.	3,000	85,890

(MTB Multi Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	73

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Market Value

*Ariba, Inc.	1,250	$13,375
*Autodesk, Inc.	2,300	49,013
*Blackboard, Inc.	400	9,792
*Cerner Corp.	5,233	194,824
*Citrix Systems, Inc.	2,900	74,733
*Epiq Systems Inc	475	6,455
*Intuit, Inc.	1,100	27,566
*JDA Software Group, Inc.	850	12,138
*Lawson Software, Inc.	1,600	8,512
*Mantech International Corp., Class A	75	4,046
*MedAssets, Inc.	500	7,215
Microsoft Corp.	20,000	446,599
*Omniture, Inc.	1,275	14,663
*Oracle Corp.	19,000	347,509
*Parametric Technology Corp.	1,350	17,537
*Salesforce.com, Inc.	900	27,864
*Solera Holdings, Inc.	900	22,401
*Sybase, Inc.	750	19,973
Take-Two Interactive Software, Inc.	1,000	11,860
*VMware, Inc., Class A	3,000	93,000
*Wind River Systems, Inc.	900	7,866

TOTAL SOFTWARE		$1,629,084

TELECOMMUNICATIONS – 4.8%
Adtran, Inc.	1,300	19,760
*Anixter International, Inc.	350	11,764

*Cisco Systems, Inc.	20,000	355,400
*Comtech Telecommunications Corp.	200	9,684
*Harmonic, Inc.	900	6,399
Harris Corp.	6,611	237,665
*Orbcomm, Inc.	2,400	7,200
*Polycom, Inc.	400	8,404
QUALCOMM, Inc.	5,450	208,517
*Syniverse Holdings Inc	550	10,340

TOTAL TELECOMMUNICATIONS		$875,133

TOBACCO – 0.9%
Philip Morris International, Inc.	4,000	173,880

TOYS/GAMES/HOBBIES – 0.1%
*Marvel Entertainment, Inc.	700	22,533

TRANSPORTATION – 1.2%
CH Robinson Worldwide, Inc.	1,975	102,265
Expeditors International of Washington, Inc.	2,800	91,420
*Genesee & Wyoming, Inc., Class A	600	20,010

Description	Number of Shares	Market Value
JB Hunt Transport Services, Inc.	450	$12,794

TOTAL TRANSPORTATION		$226,489

TOTAL COMMON STOCKS (COST $22,453,642)		$18,108,496

WARRANTS – 0.0%

BIOTECHNOLOGY – 0.0%
*,9,12Calypte Biomedical Corp., Expires 5/28/09 (COST $0)	488,542	$0

	Par Value

MONEY MARKET FUND – 1.5%
[7]Dreyfus Cash Management Fund, Institutional Shares, 2.88%	$32,615	32,615
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%	233,640	233,640

TOTAL MONEY MARKET FUND (COST $266,255)		$266,255

TOTAL INVESTMENTS – 100.3% (COST $22,719,897)		$18,374,751

OTHER ASSETS LESS LIABILITIES – (0.3%)		$(62,748)

TOTAL NET ASSET – 100.0%		$18,312,003

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

74	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments inSecurities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$18,374,751	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$18,374,751	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

75

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Insurance	8.1%
Retail	6.5%
Electric Utilities	5.3%
Oil & Gas	5.0%
Software	4.9%
Commercial Services	4.7%
Chemicals	4.4%
Pharmaceuticals	4.1%
Miscellaneous Manufacturing	3.8%
Health Care — Products	3.1%
Machinery	3.1%
Computers	2.9%
Diversified Financial Services	2.9%
Real Estate Investment Trusts	2.7%
Transportation	2.4%
Oil & Gas Services	2.3%
Telecommunications	2.2%
Banks	2.2%
Semiconductors	2.2%
Food	1.8%
Distribution/Wholesale	1.6%
Internet	1.5%
Health Care Providers & Services	1.5%
Iron/Steel	1.3%
Office/Business Equipment	1.2%
Biotechnology	1.2%
Beverages	1.2%
Metals & Mining	1.0%
Engineering & Construction	1.0%
Media	0.9%
Home Furnishings	0.9%
Environmental Control	0.9%
Auto Parts & Equipment	0.8%
Electronics	0.8%
Coal	0.8%
Forest Products & Paper	0.7%
Gas Utilities	0.7%
Leisure Time	0.7%
Aerospace & Defense	0.6%
Toys/Games/Hobbies	0.5%
Hand/Machine Tools	0.5%
Building Materials	0.5%

(MTB Mid Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

76	PORTFOLIOS OF INVESTMENTS

STOCKS	Percentage of Total Net Assets
Packaging & Containers	0.4%
Home Builders	0.3%
Mutual Fund	0.3%
Metal Fabricate/Hardware	0.2%
Household Products	0.2%
Cash Equivalents[2]	3.2%
Other Assets and Liabilities — Net[3]	0.0%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 96.8%

AEROSPACE & DEFENSE – 0.6%
Goodrich Corp.	11,400	$416,784

AUTO PARTS & EQUIPMENT – 0.8%
Autoliv, Inc.	16,300	348,168
Cooper Tire & Rubber Co.	17,400	132,762
*Goodyear Tire & Rubber Co.	10,400	92,768

TOTAL AUTO PARTS & EQUIPMENT		$573,698

BANKS – 2.2%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	26,400	280,632
Comerica, Inc.	10,100	278,659
Huntington Bancshares, Inc.	26,300	248,535
Keycorp	23,300	284,959
Regions Financial Corp.	37,900	420,311

TOTAL BANKS		$1,513,096

BEVERAGES – 1.2%
Pepsi Bottling Group, Inc.	21,800	504,016
PepsiAmericas, Inc.	15,800	299,094

TOTAL BEVERAGES		$803,110

BIOTECHNOLOGY – 1.2%
*Invitrogen Corp.	20,500	590,195
Martek Biosciences Corp.	8,000	238,640

TOTAL BIOTECHNOLOGY		$828,835

BUILDING MATERIALS – 0.5%
Masco Corp.	31,200	316,680

CHEMICALS – 4.4%
Chemtura Corp.	46,000	79,580
Eastman Chemical Co.	15,400	622,006

Description	Number of Shares	Market Value

NewMarket Corp.	4,200	$158,298
PPG Industries, Inc.	14,000	694,120
RPM International, Inc.	28,700	407,540
Sherwin-Williams Co.	9,700	552,027
The Mosaic Co.	7,100	279,811
Valspar Corp.	10,400	212,680

TOTAL CHEMICALS		$3,006,062

COAL – 0.8%
Peabody Energy Corp.	15,000	517,650

COMMERCIAL SERVICES – 4.7%
*Dollar Financial Corp.	32,400	376,812
Global Payments, Inc.	2,900	117,479
Kelly Services, Inc., Class A	16,200	230,688
Lender Processing Services, Inc.	17,350	400,265
Moody’s Corp.	8,400	215,040
Pharmaceutical Product Development, Inc.	23,200	718,736
*Quanta Services, Inc.	31,900	630,344
Ritchie Bros. Auctioneers, Inc.	29,200	542,244

TOTAL COMMERCIAL SERVICES		$3,231,608

COMPUTERS – 2.9%
*Cognizant Technology Solutions Corp., Class A	9,900	190,080
*Computer Sciences Corp.	21,500	648,440
*Lexmark International, Inc., Class A	13,800	356,454
Seagate Technology	35,900	243,043
*Sun Microsystems, Inc.	36,900	169,740
*Western Digital Corp.	22,600	372,900

TOTAL COMPUTERS		$1,980,657

(MTB Mid Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	77

MTB Mid Cap Stock Fund (continued)

Description	Number of Shares	Market Value

DISTRIBUTION/WHOLESALE – 1.6%
Fastenal Co.	8,600	$346,236
*Ingram Micro, Inc., Class A	21,700	289,261
*LKQ Corp.	39,100	447,304

TOTAL DISTRIBUTION/WHOLESALE		$1,082,801

DIVERSIFIED FINANCIAL SERVICES – 2.9%
*Affiliated Managers Group, Inc.	8,100	375,678
*AmeriCredit Corp.	17,200	100,792
Ameriprise Financial, Inc.	13,100	282,960
CIT Group, Inc.	24,000	99,360
*IntercontinentalExchange, Inc.	6,850	586,086
T Rowe Price Group, Inc.	13,200	521,928

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,966,804

ELECTRIC UTILITIES – 5.3%
Alliant Energy Corp.	24,600	722,748
American Electric Power Co., Inc.	14,700	479,661
Edison International	5,500	195,745
Pinnacle West Capital Corp.	18,700	591,855
Puget Energy, Inc.	25,700	602,151
SCANA Corp.	7,000	230,370
TECO Energy, Inc.	12,900	148,866
Xcel Energy, Inc.	40,700	708,994

TOTAL ELECTRIC UTILITIES		$3,680,390

ELECTRONICS – 0.8%
*Cymer, Inc.	8,600	210,442
*Sanmina-SCI Corp.	101,700	76,275
Technitrol, Inc.	13,500	77,895
*Vishay Intertechnology, Inc.	37,900	163,349

TOTAL ELECTRONICS		$527,961

ENGINEERING & CONSTRUCTION – 1.0%
*Foster Wheeler Ltd.	12,700	347,980
*McDermott International, Inc.	18,600	318,618

TOTAL ENGINEERING & CONSTRUCTION		$666,598

ENVIRONMENTAL CONTROL – 0.9%
*Waste Connections, Inc.	18,100	612,685

FOOD – 1.8%
Del Monte Foods Co.	54,700	345,157
Safeway, Inc.	14,400	306,288
Seaboard Corp.	135	180,900
SUPERVALU, Inc.	28,642	407,862

TOTAL FOOD		$1,240,207

Description	Number of Shares	Market Value

FOREST PRODUCTS & PAPER – 0.7%
International Paper Co.	27,900	$480,438

GAS UTILITIES – 0.7%
WGL Holdings, Inc.	14,900	479,631

HAND/MACHINE TOOLS – 0.5%
Black & Decker Corp.	6,700	339,154

HEALTH CARE – PRODUCTS – 3.1%
Dentsply International, Inc.	17,500	531,650
*Gen-Probe, Inc.	7,800	367,068
*Hologic, Inc.	43,128	527,887
*Intuitive Surgical, Inc.	2,800	483,812
*Resmed, Inc.	6,800	232,968

TOTAL HEALTH CARE – PRODUCTS		$2,143,385

HEALTH CARE PROVIDERS & SERVICES – 1.5%
*Pediatrix Medical Group, Inc.	10,300	398,095
*Psychiatric Solutions, Inc.	12,200	406,138
Universal Health Services, Inc., Class B	5,000	210,200

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,014,433

HOME BUILDERS – 0.3%
*Toll Brothers, Inc.	9,650	223,108

HOME FURNISHINGS – 0.9%
Ethan Allen Interiors, Inc.	9,800	175,322
Whirlpool Corp.	9,600	447,840

TOTAL HOME FURNISHINGS		$623,162

HOUSEHOLD PRODUCTS – 0.2%
Blyth, Inc.	12,700	109,220

INSURANCE – 8.1%
Allied World Assurance Co., Holdings Ltd.	4,100	131,487
American Financial Group, Inc.	12,900	293,217
Aspen Insurance Holdings Ltd.	17,300	397,208
Assurant, Inc.	9,300	236,964
Chubb Corp.	9,100	471,562
Cigna Corp.	8,100	132,030
Cincinnati Financial Corp.	24,465	635,845
Endurance Specialty Holdings Ltd.	8,200	247,968
Everest Re Group Ltd.	5,200	388,440
Genworth Financial, Inc., Class A	23,900	115,676
HCC Insurance Holdings, Inc.	21,300	469,878
Lincoln National Corp.	13,400	231,016
Loews Corp.	5,200	172,692
Nationwide Financial Services, Inc., Class A	23,600	1,116,515
Principal Financial Group, Inc.	11,700	222,183

(MTB Mid Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

78	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Stock Fund (continued)

Description	Number of Shares	Market Value

Unitrin, Inc.	13,200	$277,200
XL Capital Ltd., Class A	6,300	61,110

TOTAL INSURANCE		$5,600,991

INTERNET – 1.5%
*F5 Networks, Inc.	16,100	399,602
*McAfee, Inc.	20,100	654,255

TOTAL INTERNET		$1,053,857

IRON / STEEL – 1.3%
Cliffs Natural Resources, Inc.	7,500	202,425
Nucor Corp.	9,200	372,692
Steel Dynamics, Inc.	23,900	284,888

TOTAL IRON / STEEL		$860,005

LEISURE TIME – 0.7%
Brunswick Corp.	13,900	48,233
Harley-Davidson, Inc.	16,900	413,712

TOTAL LEISURE TIME		$461,945

MACHINERY – 3.1%
Cummins, Inc.	24,500	633,325
Graco, Inc.	11,600	286,868
Joy Global, Inc.	15,850	459,333
NACCO Industries, Inc., Class A	6,000	369,660
Rockwell Automation, Inc.	12,900	356,943

TOTAL MACHINERY		$2,106,129

MEDIA – 0.9%
CBS Corp., Class B	25,600	248,576
Gannett Co., Inc.	7,500	82,500
Scholastic Corp.	16,600	308,262
*Westwood One, Inc.	38,800	10,476

TOTAL MEDIA		$649,814

METAL FABRICATE / HARDWARE – 0.2%
*Haynes International, Inc.	5,200	131,612

METALS & MINING – 1.0%
Freeport-McMoRan Copper & Gold, Inc.	6,500	189,150
Precision Castparts Corp.	7,500	486,075

TOTAL METALS & MINING		$675,225

MISCELLANEOUS MANUFACTURING – 3.8%
Crane Co.	17,500	286,475
Eastman Kodak Co.	20,700	190,026
*EnPro Industries, Inc.	11,700	259,857
Harsco Corp.	18,200	430,794
Leggett & Platt, Inc.	25,300	439,208

Description	Number of Shares	Market Value

Parker Hannifin Corp.	14,850	$575,735
Tredegar Corp.	28,500	419,520

TOTAL MISCELLANEOUS MANUFACTURING		$2,601,615

MUTUAL FUND – 0.3%
SPDR KBW Regional Banking ETF.	5,800	188,442

OFFICE/BUSINESS EQUIPMENT – 1.2%
Steelcase, Inc., Class A	43,700	406,410
Xerox Corp.	54,100	433,882

TOTAL OFFICE/BUSINESS EQUIPMENT		$840,292

OIL & GAS – 5.0%
*Denbury Resources, Inc.	29,500	374,945
Marathon Oil Corp.	19,200	558,720
*Newfield Exploration Co.	7,700	176,946
Noble Energy, Inc.	7,300	378,286
Patterson-UTI Energy, Inc.	24,500	325,115
*Southwestern Energy Co.	26,300	936,806
Sunoco, Inc.	15,800	481,900
Valero Energy Corp.	7,800	160,524

TOTAL OIL & GAS		$3,393,242

OIL & GAS SERVICES – 2.3%
*Cameron International Corp.	19,900	482,774
*FMC Technologies, Inc.	10,700	374,393
*National Oilwell Varco, Inc.	12,271	366,780
*Weatherford International Ltd.	21,200	357,856

TOTAL OIL & GAS SERVICES		$1,581,803

PACKAGING & CONTAINERS – 0.4%
*Crown Holdings, Inc.	13,000	262,340

PHARMACEUTICALS – 4.1%
*Cephalon, Inc.	5,400	387,288
*Express Scripts, Inc.	10,800	654,588
*Forest Laboratories, Inc.	30,500	708,515
Herbalife Ltd.	11,600	283,388
*Mylan, Inc.	14,500	124,265
Perrigo Co.	18,600	632,400

TOTAL PHARMACEUTICALS		$2,790,444

REAL ESTATE INVESTMENT TRUSTS – 2.7%
Annaly Capital Management, Inc.	38,800	539,320
FelCor Lodging Trust, Inc.	35,300	106,253
Hospitality Properties Trust	24,700	250,705
Liberty Property Trust	7,100	169,335
National Health Investors, Inc.	7,400	221,556
National Retail Properties, Inc.	31,100	554,513

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,841,682

(MTB Mid Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	79

MTB Mid Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

RETAIL – 6.5%
Abercrombie & Fitch Co.	8,500	$246,160
Brinker International, Inc.	23,200	215,760
*Coach, Inc.	24,500	504,700
Darden Restaurants, Inc.	8,700	192,879
*GameStop Corp., Class A	24,600	673,794
JC Penney Co., Inc.	5,600	133,952
Jones Apparel Group, Inc.	17,200	191,092
*Lululemon Athletica, Inc.	9,800	138,866
*Panera Bread Co., Class A	9,400	424,128
Ross Stores, Inc.	16,050	524,675
Tiffany & Co.	11,300	310,185
TJX Cos., Inc.	18,200	487,032
*Urban Outfitters, Inc.	21,400	465,236

TOTAL RETAIL		$4,508,459

SEMICONDUCTORS – 2.2%
*Broadcom Corp., Class A	9,300	158,844
*MEMC Electronic Materials, Inc.	13,900	255,482
Microchip Technology, Inc.	10,100	248,763
*MKS Instruments, Inc.	16,400	304,220
*Novellus Systems, Inc.	17,700	279,660
*PMC-Sierra, Inc.	54,000	252,720

TOTAL SEMICONDUCTORS		$1,499,689

SOFTWARE – 4.9%
*Activision Blizzard, Inc.	53,700	669,102
*Allscripts-Misys Healthcare Solutions, Inc.	29,100	189,150
*Ansys, Inc.	24,400	698,572
*Autodesk, Inc.	18,100	385,711
*Cerner Corp.	13,500	502,605
*Citrix Systems, Inc.	22,600	582,402
*Intuit, Inc.	8,600	215,516
*Salesforce.com, Inc.	4,000	123,840

TOTAL SOFTWARE		$3,366,898

TELECOMMUNICATIONS – 2.2%
Adtran, Inc.	10,200	155,040
CenturyTel, Inc.	14,900	374,139
Embarq Corp.	6,400	192,000
Harris Corp.	22,400	805,280

TOTAL TELECOMMUNICATIONS		$1,526,459

TOYS/GAMES/HOBBIES – 0.5%
Hasbro, Inc.	11,700	340,119

TRANSPORTATION – 2.4%
CH Robinson Worldwide, Inc.	12,400	642,072
Expeditors International of Washington, Inc.	22,200	724,830

Description	Number of Shares	Market Value

Tidewater, Inc.	4,300	$187,523
*YRC Worldwide, Inc.	18,500	84,730

TOTAL TRANSPORTATION		$1,639,155

TOTAL COMMON STOCKS (COST $97,038,915)		$66,298,374

	Par Value

MONEY MARKET FUND – 3.2%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%
(Cost $2,191,230)	$2,191,230	$2,191,230

TOTAL INVESTMENTS – 100.0% (Cost $99,230,145)		$68,489,604

OTHER ASSETS LESS LIABILITIES – 0.0%		$(3,566)

TOTAL NET ASSETS – 100.0%		$68,486,038

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$68,489,604	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$68,489,604	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

80

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Retail	10.8%
Software	9.3%
Commercial Services	8.6%
Pharmaceuticals	7.0%
Health Care — Products	6.0%
Oil & Gas	5.4%
Machinery	4.4%
Diversified Financial Services	4.4%
Oil & Gas Services	4.3%
Transportation	3.8%
Internet	2.9%
Telecommunications	2.7%
Semiconductors	2.6%
Biotechnology	2.4%
Health Care Providers & Services	2.3%
Distribution/Wholesale	2.3%
Insurance	2.0%
Engineering & Construction	1.9%
Environmental Control	1.7%
Mutual Fund	1.5%
Coal	1.5%
Metals & Mining	1.5%
Iron/Steel	1.4%
Miscellaneous Manufacturing	1.2%
Chemicals	0.8%
Packaging & Containers	0.8%
Computers	0.5%
Home Builders	0.5%
Metal Fabricate/Hardware	0.4%
Warrants	0.0%
Cash Equivalents[2]	5.2%
Other Assets and Liabilities — Net[3]	(0.1)%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Mid Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	81

MTB Mid Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 94.9%

BIOTECHNOLOGY – 2.4%
*Invitrogen Corp.	31,916	$918,862
Martek Biosciences Corp.	11,900	354,977

TOTAL BIOTECHNOLOGY		$1,273,839

CHEMICALS – 0.8%
The Mosaic Co.	11,000	433,510

COAL – 1.5%
Peabody Energy Corp.	23,000	793,730

COMMERCIAL SERVICES – 8.6%
*Dollar Financial Corp.	50,750	590,223
Global Payments, Inc.	4,600	186,346
Lender Processing Services, Inc.	27,100	625,197
Moody’s Corp.	12,600	322,560
Pharmaceutical Product Development, Inc.	34,600	1,071,908
*Quanta Services, Inc.	46,900	926,744
Ritchie Bros. Auctioneers, Inc.	45,400	843,078

TOTAL COMMERCIAL SERVICES		$4,566,056

COMPUTERS – 0.5%
*Cognizant Technology Solutions Corp., Class A	14,976	287,539

DISTRIBUTION/WHOLESALE – 2.3%
Fastenal Co.	12,800	515,328
*LKQ Corp.	60,900	696,696

TOTAL DISTRIBUTION/WHOLESALE		$1,212,024

DIVERSIFIED FINANCIAL SERVICES – 4.4%
*Affiliated Managers Group, Inc.	12,538	581,512
*IntercontinentalExchange, Inc.	11,150	953,994
T Rowe Price Group, Inc.	20,700	818,478

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,353,984

ENGINEERING & CONSTRUCTION – 1.9%
*Foster Wheeler Ltd.	19,200	526,080
*McDermott International, Inc.	27,900	477,927

TOTAL ENGINEERING & CONSTRUCTION		$1,004,007

ENVIRONMENTAL CONTROL – 1.7%
*Waste Connections, Inc.	27,300	924,105

HEALTH CARE – PRODUCTS – 6.0%
Dentsply International, Inc.	27,614	838,913
*Gen-Probe, Inc.	10,300	484,718
*Hologic, Inc.	62,528	765,343

Description	Number of Shares	Market Value

*Intuitive Surgical, Inc.	4,350	$751,637
*Resmed, Inc.	10,200	349,452

TOTAL HEALTH CARE – PRODUCTS		$3,190,063

HEALTH CARE PROVIDERS & SERVICES – 2.3%
*Pediatrix Medical Group, Inc.	15,300	591,345
*Psychiatric Solutions, Inc.	19,100	635,839

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,227,184

HOME BUILDERS – 0.5%
*Toll Brothers, Inc.	11,500	265,880

INSURANCE – 2.0%
HCC Insurance Holdings, Inc.	32,450	715,847
Principal Financial Group, Inc.	18,200	345,618

TOTAL INSURANCE		$1,061,465

INTERNET – 2.9%
*F5 Networks, Inc.	24,100	598,162
*McAfee, Inc.	29,400	956,970

TOTAL INTERNET		$1,555,132

IRON / STEEL – 1.4%
Cliffs Natural Resources, Inc.	11,700	315,783
Steel Dynamics, Inc.	38,000	452,960

TOTAL IRON / STEEL		$768,743

MACHINERY – 4.4%
Cummins, Inc.	27,100	700,535
Graco, Inc.	17,461	431,811
Joy Global, Inc.	24,100	698,418
Rockwell Automation, Inc.	19,114	528,884

TOTAL MACHINERY		$2,359,648

METAL FABRICATE / HARDWARE – 0.4%
*Haynes International, Inc.	7,800	197,418

METALS & MINING – 1.5%
Precision Castparts Corp.	12,000	777,720

MISCELLANEOUS MANUFACTURING – 1.2%
Harsco Corp.	26,725	632,581

MUTUAL FUND – 1.5%
iShares Russell Midcap Growth Index Fund	16,000	539,040
SPDR KBW Regional Banking ETF.	8,600	279,414

TOTAL MUTUAL FUND		$818,454

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

82	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Market Value

OIL & GAS – 5.4%
*Denbury Resources, Inc.	45,034	$572,382
*Newfield Exploration Co.	11,900	273,462
Noble Energy, Inc.	11,000	570,020
*Southwestern Energy Co.	40,654	1,448,096

TOTAL OIL & GAS		$2,863,960

OIL & GAS SERVICES – 4.3%
*Cameron International Corp.	28,600	693,836
*FMC Technologies, Inc.	14,700	514,353
*National Oilwell Varco, Inc.	18,496	552,845
*Weatherford International Ltd.	32,900	555,352

TOTAL OIL & GAS SERVICES		$2,316,386

PACKAGING & CONTAINERS – 0.8%
*Crown Holdings, Inc.	20,200	407,636

PHARMACEUTICALS – 7.0%
*Cephalon, Inc.	8,393	601,946
*Express Scripts, Inc.	17,226	1,044,068
*Forest Laboratories, Inc.	27,700	643,471
Herbalife Ltd.	19,200	469,056
Perrigo Co.	28,500	969,000

TOTAL PHARMACEUTICALS		$3,727,541

RETAIL – 10.8%
Abercrombie & Fitch Co.	12,800	370,688
*Coach, Inc.	37,700	776,620
*GameStop Corp., Class A	38,445	1,052,981
*Lululemon Athletica, Inc.	15,200	215,384
*Panera Bread Co., Class A	14,200	640,704
Ross Stores, Inc.	24,100	787,829
Tiffany & Co.	16,900	463,905
TJX Cos., Inc.	27,200	727,872
*Urban Outfitters, Inc.	32,900	715,246

TOTAL RETAIL		$5,751,229

SEMICONDUCTORS – 2.6%
*Broadcom Corp., Class A	14,500	247,660
*MEMC Electronic Materials, Inc.	21,563	396,328
Microchip Technology, Inc.	15,400	379,302
*PMC-Sierra, Inc.	80,500	376,740

TOTAL SEMICONDUCTORS		$1,400,030

SOFTWARE – 9.3%
*Activision Blizzard, Inc.	83,700	1,042,902
*Allscripts-Misys Healthcare Solutions, Inc.	44,900	291,850
*Ansys, Inc.	37,332	1,068,814

Description	Number of Shares	Market Value

*Autodesk, Inc.	24,757	$527,572
*Cerner Corp.	18,530	689,872
*Citrix Systems, Inc.	34,500	889,065
*Intuit, Inc.	9,200	230,552
*Salesforce.com, Inc.	6,200	191,952

TOTAL SOFTWARE		$4,932,579

TELECOMMUNICATIONS – 2.7%
Adtran, Inc.	15,500	235,600
Harris Corp.	33,800	1,215,110

TOTAL TELECOMMUNICATIONS		$1,450,710

TRANSPORTATION – 3.8%
CH Robinson Worldwide, Inc.	18,742	970,461
Expeditors International of Washington, Inc.	32,688	1,067,263

TOTAL TRANSPORTATION		$2,037,724

TOTAL COMMON STOCKS (COST $64,258,315)		$50,590,877

WARRANTS – 0.0%

BANKS – 0.0%
*,13Washington Mutual, Inc. (COST $0)	9,300	837

	Par Value

MONEY MARKET FUND – 5.2%
[7,8]MTB Money Market Fund, Institutional I Shares, 1.79%	$924,236	924,236
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%	1,821,390	1,821,390

TOTAL MONEY MARKET FUND (COST $2,745,626)		$2,745,626

TOTAL INVESTMENTS – 100.1% (COST $67,003,941)		$53,337,340

OTHER ASSETS LESS LIABILITIES – (0.1%)		$(47,780)

TOTAL NET ASSETS – 100.0%		$53,289,560

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Mid Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	83

MTB Mid Cap Growth Fund (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$53,337,340	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$53,337,340	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

84

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Commercial Services	9.7%
Banks	7.7%
Insurance	6.2%
Retail	5.5%
Transportation	5.3%
Software	4.6%
Health Care — Products	3.3%
Health Care Providers & Services	3.2%
Oil & Gas	3.0%
Semiconductors	3.0%
Pharmaceuticals	2.8%
Internet	2.7%
Telecommunications	2.6%
Computers	2.3%
Real Estate Investment Trusts	2.3%
Electronics	2.2%
Leisure Time	2.1%
Entertainment & Leisure	2.0%
Electric Utilities	2.0%
Chemicals	1.7%
Machinery	1.5%
Oil & Gas Services	1.4%
Biotechnology	1.4%
Metal Fabricate/Hardware	1.4%
Food	1.3%
Forest Products & Paper	1.2%
Home Furnishings	1.1%
Diversified Financial Services	1.1%
Distribution/Wholesale	1.0%
Miscellaneous Manufacturing	1.0%
Gas Utilities	1.0%
Household Products	0.9%
Environmental Control	0.9%
Airlines	0.9%
Agriculture	0.7%
Office/Business Equipment	0.7%
Auto Parts & Equipment	0.6%
Aerospace & Defense	0.6%
Apparel	0.6%
Media	0.6%
Engineering & Construction	0.5%
Electrical Components & Equipment	0.5%

(MTB Small Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	85

STOCKS	Percentage of Total Net Assets
Thrifts & Mortgage Finance	0.4%
Hand/Machine Tools	0.4%
Iron/Steel	0.3%
Medical	0.3%
Advertising	0.2%
Toys/Games/Hobbies	0.2%
Energy-Alternate Sources	0.2%
Shipping	0.2%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	2.0%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investments in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 97.3%

ADVERTISING – 0.2%
Harte-Hanks, Inc.	15,600	$109,512

AEROSPACE & DEFENSE – 0.6%
*Teledyne Technologies, Inc.	6,059	276,109

AGRICULTURE – 0.7%
Universal Corp.	8,600	340,474

AIRLINES – 0.9%
*Allegiant Travel Co.	5,961	237,427
*Republic Airways Holdings, Inc.	10,300	153,985

TOTAL AIRLINES		$391,412

APPAREL – 0.6%
Columbia Sportswear Co.	4,400	162,228
Oxford Industries, Inc.	7,100	95,637

TOTAL APPAREL		$257,865

AUTO PARTS & EQUIPMENT – 0.6%
American Axle & Manufacturing Holdings, Inc.	21,800	78,262
ArvinMeritor, Inc.	29,000	171,680
*Lear Corp.	14,900	29,949

TOTAL AUTO PARTS & EQUIPMENT		$279,891

BANKS – 7.7%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	18,600	197,718
Cathay General Bancorp	6,600	161,568

Description	Number of Shares	Market Value

Central Pacific Financial Corp.	13,900	$216,840
Chemical Financial Corp.	6,690	175,746
Citizens Republic Bancorp, Inc.	11,492	33,901
City Bank/Lynnwood WA	5,700	58,710
Columbia Banking Systems, Inc.	1,700	27,064
First Bancorp/Puerto Rico	10,500	107,310
FirstMerit Corp.	16,000	373,120
Independent Bank Corp.	13,200	48,444
Integra Bank Corp.	1,500	9,045
Irwin Financial Corp.	16,400	36,080
MainSource Financial Group, Inc.	12,942	231,144
NBT Bancorp, Inc.	4,200	117,096
Oriental Financial Group, Inc.	14,900	241,976
Provident Bankshares Corp.	9,700	103,499
*Signature Bank/New York, NY	9,368	305,209
South Financial Group, Inc.	8,100	47,061
TCF Financial Corp.	19,900	353,026
UCBH Holdings, Inc.	44,700	236,016
Webster Financial Corp.	4,600	85,284
WesBanco, Inc.	6,800	184,824
Whitney Holding Corp.	8,200	155,800

TOTAL BANKS		$3,506,481

BIOTECHNOLOGY – 1.4%
*Alexion Pharmaceuticals, Inc.	10,771	438,918
*Myriad Genetics, Inc.	3,358	211,856

TOTAL BIOTECHNOLOGY		$650,774

(MTB Small Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

86	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

CHEMICALS – 1.7%
HB Fuller Co.	14,000	$247,380
Lubrizol Corp.	8,100	304,398
*OM Group, Inc.	4,000	85,360
Schulman A, Inc.	8,200	146,862

TOTAL CHEMICALS		$784,000

COMMERCIAL SERVICES – 9.7%
Aaron Rents, Inc.	3,674	91,078
Advance America Cash Advance Centers, Inc.	17,300	46,364
*American Public Education, Inc.	5,553	245,831
*Consolidated Graphics, Inc.	5,500	71,555
*Convergys Corp.	9,700	74,593
*Corinthian Colleges, Inc.	20,227	288,842
*CoStar Group, Inc.	5,387	194,040
Deluxe Corp.	11,300	137,408
*FTI Consulting, Inc.	5,029	292,939
*Gartner, Inc., Class A	9,258	170,347
*Hudson Highland Group, Inc.	14,100	73,884
Jackson Hewitt Tax Service, Inc.	7,900	108,862
MAXIMUS, Inc.	6,300	201,222
*New Oriental Education & Technology Group ADR	7,619	487,235
*Parexel International Corp.	16,249	168,990
*Quanta Services, Inc.	17,928	354,257
Strayer Education, Inc.	2,820	638,081
*Team, Inc.	6,686	185,670
*TNS, Inc.	10,440	148,039
*United Rentals, Inc.	7,855	80,514
*VistaPrint Ltd.	18,731	319,738
*Wright Express Corp.	332	4,545

TOTAL COMMERCIAL SERVICES		$4,384,034

COMPUTERS – 2.3%
*Ciber, Inc.	8,400	45,360
*IHS, Inc., Class A	5,691	201,404
Imation Corp.	7,800	96,096
Integral Systems, Inc.	17,126	420,787
*Mentor Graphics Corp.	12,700	93,218
*Quantum Corp.	174,900	50,721
*SYKES Enterprises, Inc.	9,570	152,737

TOTAL COMPUTERS		$1,060,323

DISTRIBUTION/WHOLESALE – 1.0%
*United Stationers, Inc.	9,200	343,988
*WESCO International, Inc.	6,000	119,280

TOTAL DISTRIBUTION/WHOLESALE		$463,268

Description	Number of Shares	Market Value

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Advanta Corp., Class B	18,900	$85,428
*Affiliated Managers Group, Inc.	7,181	333,055
Hercules Technology Growth Capital, Inc.	8,800	76,384

TOTAL DIVERSIFIED FINANCIAL SERVICES		$494,867

ELECTRIC UTILITIES – 2.0%
ITC Holdings Corp.	6,863	278,501
Portland General Electric Co.	9,700	199,044
Unisource Energy Corp.	6,600	182,028
Westar Energy, Inc.	12,400	241,676

TOTAL ELECTRIC UTILITIES		$901,249

ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
Hubbell, Inc., Class B	5,400	193,698
*Powell Industries, Inc.	1,051	19,454

TOTAL ELECTRICAL COMPONENTS & EQUIPMENT		$213,152

ELECTRONICS – 2.2%
*Axsys Technologies, Inc.	5,580	368,448
*Benchmark Electronics, Inc.	10,600	127,094
CTS Corp.	27,000	188,730
Daktronics, Inc.	9,371	93,335
*Kemet Corp.	6,500	3,835
Methode Electronics, Inc.	30,300	229,977

TOTAL ELECTRONICS		$1,011,419

ENERGY-ALTERNATE SOURCES – 0.2%
*Energy Conversion Devices, Inc.	2,613	89,208

ENGINEERING & CONSTRUCTION – 0.5%
*Stanley, Inc.	7,142	244,685

ENTERTAINMENT & LEISURE – 2.0%
*DreamWorks Animation SKG, Inc., Class A	12,926	363,221
*Scientific Games Corp., Class A	31,219	561,942

TOTAL ENTERTAINMENT & LEISURE		$925,163

ENVIRONMENTAL CONTROL – 0.9%
*Clean Harbors, Inc.	2,941	192,841
*Waste Connections, Inc.	6,148	208,110

TOTAL ENVIRONMENTAL CONTROL		$400,951

FOOD – 1.3%
*Fresh Del Monte Produce, Inc.	6,800	143,548
Landry’s Restaurants, Inc.	2,800	35,140
Nash Finch Co.	6,800	268,124
*Papa John’s International, Inc.	6,654	150,114

TOTAL FOOD		$596,926

(MTB Small Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	87

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

FOREST PRODUCTS & PAPER – 1.2%
*Buckeye Technologies, Inc.	30,000	$176,700
Rock-Tenn Co., Class A	3,500	106,435
Schweitzer-Mauduit International, Inc.	14,700	245,784

TOTAL FOREST PRODUCTS & PAPER		$528,919

GAS UTILITIES – 1.0%
Nicor, Inc.	9,700	448,237

HAND/MACHINE TOOLS – 0.4%
Regal-Beloit Corp.	5,000	162,800

HEALTH CARE - PRODUCTS – 3.3%
*Conceptus, Inc.	21,655	350,810
*Masimo Corp.	8,534	273,003
*Resmed, Inc.	9,068	310,670
*Volcano Corp.	19,368	301,172
*Wright Medical Group, Inc.	11,353	263,163

TOTAL HEALTH CARE – PRODUCTS		$1,498,818

HEALTH CARE PROVIDERS & SERVICES – 3.2%
*Amedisys, Inc.	4,521	255,030
*Icon Plc. ADR	4,532	114,977
*Kindred Healthcare, Inc.	9,300	134,757
*Lincare Holdings, Inc.	7,500	197,625
*Psychiatric Solutions, Inc.	22,305	742,533

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,444,922

HOME FURNISHINGS – 1.1%
*DTS, Inc.	19,906	411,059
Hooker Furniture Corp.	10,800	98,388

TOTAL HOME FURNISHINGS		$509,447

HOUSEHOLD PRODUCTS – 0.9%
American Greetings Corp., Class A	18,900	220,752
CSS Industries, Inc.	8,400	186,480

TOTAL HOUSEHOLD PRODUCTS		$407,232

INSURANCE – 6.2%
American Equity Investment Life Holding Co.	19,300	87,236
Harleysville Group, Inc.	13,800	435,803
Horace Mann Educators Corp.	25,600	203,776
IPC Holdings Ltd	10,600	292,666
Montpelier Re Holdings Ltd	22,700	324,837
Presidential Life Corp.	13,700	128,506
Safety Insurance Group, Inc.	9,700	368,503
Selective Insurance Group	14,000	332,500
StanCorp Financial Group, Inc.	7,300	248,784
Zenith National Insurance Corp.	11,600	381,176

TOTAL INSURANCE		$2,803,787

Description	Number of Shares	Market Value

INTERNET – 2.7%
*Art Technology Group, Inc.	36,087	$70,370
*Constant Contact, Inc.	7,318	87,889
*Cybersource Corp.	22,889	278,101
*F5 Networks, Inc.	6,597	163,738
*Sapient Corp.	74,428	408,610
United Online, Inc.	11,400	84,360
*Vocus, Inc.	9,104	153,220

TOTAL INTERNET		$1,246,288

IRON / STEEL – 0.3%
Carpenter Technology Corp.	8,300	150,230

LEISURE TIME – 2.1%
Callaway Golf Co.	16,600	173,636
*Nautilus, Inc.	7,300	17,812
Polaris Industries, Inc.	13,351	449,528
*WMS Industries, Inc.	12,355	308,875

TOTAL LEISURE TIME		$949,851

MACHINERY – 1.5%
Cascade Corp.	2,400	79,224
*Gerber Scientific, Inc.	25,000	119,500
Wabtec Corp.	11,682	464,476

TOTAL MACHINERY		$663,200

MEDIA – 0.6%
Belo Corp., Class A	18,700	39,831
Journal Communications, Inc., Class A	47,300	118,250
Sinclair Broadcast Group, Inc., Class A	29,500	95,285

TOTAL MEDIA		$253,366

MEDICAL – 0.3%
*Cardionet Inc.	5,621	143,841

METAL FABRICATE / HARDWARE – 1.4%
Mueller Industries, Inc.	14,200	324,754
Timken Co.	12,500	198,500
Worthington Industries, Inc.	10,500	126,735

TOTAL METAL FABRICATE / HARDWARE		$649,989

MISCELLANEOUS MANUFACTURING – 1.0%
A.O. Smith Corp.	11,000	347,050
*Griffon Corp.	12,100	102,124

TOTAL MISCELLANEOUS MANUFACTURING		$449,174

OFFICE/BUSINESS EQUIPMENT – 0.7%
Knoll, Inc.	21,400	309,444

OIL & GAS – 3.0%
Alon USA Energy, Inc.	11,100	97,902

(MTB Small Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

88	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Stock Fund (continued)

Description	Number of Shares	Market Value

*Arena Resources, Inc.	6,985	$212,903
*Comstock Resources, Inc.	3,681	181,915
*Grey Wolf, Inc.	48,400	310,728
Holly Corp.	8,200	160,966
Penn Virginia Corp.	4,070	151,282
*Swift Energy Co.	5,600	179,648
Tesoro Corp.	6,900	66,723

TOTAL OIL & GAS		$1,362,067

OIL & GAS SERVICES – 1.4%
*Allis-Chalmers Energy, Inc.	9,200	62,192
*Dril-Quip, Inc.	6,239	154,103
*Oil States International, Inc.	3,500	80,955
*SEACOR Holdings, Inc.	4,000	268,680
T-3 Energy Services, Inc.	3,606	86,941

TOTAL OIL & GAS SERVICES		$652,871

PHARMACEUTICALS – 2.8%
*Isis Pharmaceuticals, Inc.	20,118	282,859
*Onyx Pharmaceuticals, Inc.	8,412	226,956
*OSI Pharmaceuticals, Inc.	4,962	188,308
*Par Pharmaceutical Cos., Inc.	9,700	97,000
Perrigo Co.	9,855	335,070
*United Therapeutics Corp.	1,834	159,980

TOTAL PHARMACEUTICALS		$1,290,173

REAL ESTATE INVESTMENT TRUSTS – 2.3%
Anthracite Capital, Inc.	21,300	92,442
HRPT Properties Trust	31,700	114,437
JER Investors Trust, Inc.	28,400	92,300
LTC Properties, Inc.	6,900	166,773
Medical Properties Trust, Inc.	23,500	173,430
One Liberty Properties, Inc.	17,300	205,178
RAIT Financial Trust	16,300	62,266
Sunstone Hotel Investors, Inc.	19,800	129,690

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,036,516

RETAIL – 5.5%
*Aeropostale, Inc.	15,307	370,582
American Eagle Outfitters, Inc.	11,436	127,168
Barnes & Noble, Inc.	9,700	183,136
Bob Evans Farms, Inc.	5,900	123,192
Cato Corp.,/The Class A	18,700	290,224
CBRL Group, Inc.	12,700	252,984
*Dick’s Sporting Goods, Inc.	16,693	255,737
Foot Locker, Inc.	19,200	280,704
*Panera Bread Co., Class A	5,482	247,348
*Rex Stores Corp.	1,200	10,656
*Ruby Tuesday, Inc.	23,400	56,394

Description	Number of Shares	Market Value

Sonic Automotive, Inc., Class A	8,900	$45,657
Stage Stores, Inc.	10,200	78,642
*Tractor Supply Co.	3,890	161,668

TOTAL RETAIL		$2,484,092

SEMICONDUCTORS – 3.0%
*Asyst Technologies, Inc.	59,500	37,485
*Entegris, Inc.	27,800	74,782
*Intergrated Device Technology, Inc.	23,100	146,916
Micrel, Inc.	35,000	257,250
*Microsemi Corp.	17,514	380,754
*Netlogic Microsystems, Inc.	4,814	101,672
*PMC-Sierra, Inc.	45,198	211,527
*Skyworks Solutions, Inc.	18,700	133,331

TOTAL SEMICONDUCTORS		$1,343,717

SHIPPING – 0.2%
Genco Shipping & Trading Ltd.	3,500	72,975

SOFTWARE – 4.6%
*Ariba, Inc.	19,800	211,860
*athenahealth, Inc.	8,105	248,013
*Concur Technologies, Inc.	6,152	155,215
*CSG Systems International, Inc.	16,400	272,732
*MSCI, Inc., Class A	16,649	287,029
*SkillSoft Plc. ADR	45,750	352,275
*Sybase, Inc.	21,319	567,725

TOTAL SOFTWARE		$2,094,849

TELECOMMUNICATIONS – 2.6%
*3Com Corp.	82,700	225,771
Black Box Corp.	4,300	130,763
*IPG Photonics Corp.	12,979	184,302
*Neutral Tandem, Inc.	20,007	348,522
*RF Micro Devices, Inc.	35,300	70,247
*SBA Communications Corp.	10,121	212,440

TOTAL TELECOMMUNICATIONS		$1,172,045

THRIFTS & MORTGAGE FINANCE – 0.4%
Astoria Financial Corp.	7,100	135,042
Flagstar Bancorp, Inc.	20,600	39,140
PFF Bancorp, Inc.	8,800	10,648

TOTAL THRIFTS & MORTGAGE FINANCE		$184,830

TOYS/GAMES/HOBBIES – 0.2%
*Leapfrog Enterprises, Inc.	14,978	101,102

TRANSPORTATION – 5.3%
Arkansas Best Corp.	10,300	300,657
Con-way, Inc.	13,316	453,277
GATX Corp.	9,700	276,935

(MTB Small Cap Stock Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	89

MTB Small Cap Stock Fund (concluded)

Description	Number of Shares	Market Value

*Genesee & Wyoming, Inc., Class A	8,454	$281,941
Landstar System, Inc.	10,004	386,054
Overseas Shipholding Group, Inc.	4,100	154,078
Pacer International, Inc.	15,800	178,382
Ryder System, Inc.	5,800	229,796
*Saia, Inc.	11,600	123,076

TOTAL TRANSPORTATION		$2,384,196

TOTAL COMMON STOCKS (COST $58,461,937)		$44,180,741

	Principal Amount

MONEY MARKET FUND – 0.7%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%
(COST $315,141)	$315,141	315,141

TOTAL INVESTMENTS – 98.0% (COST $58,777,078)		$44,495,882

OTHER ASSETS LESS LIABILITIES – 2.0%		$901,898

TOTAL NET ASSETS – 100.0%		$45,397,780

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$44,495,882	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$44,495,882	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

(MTB Small Cap Stock Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

90

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2008, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Software	8.3%
Pharmaceuticals	7.9%
Health Care — Products	7.0%
Retail	5.5%
Commercial Services	5.5%
Oil & Gas	5.3%
Machinery	4.7%
Internet	4.7%
Biotechnology	3.8%
Semiconductors	3.5%
Pipelines	3.5%
Food	3.0%
Diversified Financial Services	2.5%
Health Care Providers & Services	2.5%
Telecommunications	2.5%
Mutual Fund	2.2%
Banks	2.2%
Chemicals	2.1%
Transportation	2.1%
Computers	1.7%
Engineering & Construction	1.5%
Electronics	1.4%
Apparel	1.3%
Energy-Alternate Sources	1.2%
Miscellaneous Manufacturing	1.1%
Metal Fabricate/Hardware	1.1%
Environmental Control	1.0%
Iron/Steel	1.0%
Toys/Games/Hobbies	0.9%
Real Estate Investment Trusts	0.9%
Metals & Mining	0.8%
Cosmetics/Personal Care	0.8%
Aerospace & Defense	0.6%
Home Builders	0.6%
Airlines	0.6%
Coal	0.6%
Insurance	0.5%
Hand/Machine Tools	0.4%
Packaging & Containers	0.4%
Electrical Components & Equipment	0.3%

(MTB Small Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	91

STOCKS	Percentage of Total Net Assets
Cash Equivalents[2]	8.4%
Other Assets and Liabilities — Net[3]	(5.9)%
TOTAL	100.0%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2)	Cash Equivalents include investment in money market mutual funds.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 97.5%

AEROSPACE & DEFENSE – 0.6%
Triumph Group, Inc.	17,500	$767,550

AIRLINES – 0.6%
UAL Corp.	50,000	728,000

APPAREL – 1.3%
*Deckers Outdoor Corp.	5,000	424,300
*Warnaco Group, Inc. /The	27,000	804,870
Wolverine World Wide, Inc.	21,000	493,500

TOTAL APPAREL		$1,722,670

BANKS – 2.2%
Anchor Bancorp Wisconsin, Inc.	118,500	675,450
Boston Private Financial Holdings, Inc.	40,000	353,600
People’s United Financial Inc.	34,000	595,000
Umpqua Holdings Corp.	44,000	748,880
Whitney Holding Corp.	27,300	518,700

TOTAL BANKS		$2,891,630

BIOTECHNOLOGY – 3.8%
*Alexion Pharmaceuticals, Inc.	35,500	1,446,625
*Cougar Biotechnology, Inc.	16,000	406,400
Martek Biosciences Corp.	26,000	775,580
*Myriad Genetics, Inc.	18,300	1,154,547
*OSI Pharmaceuticals, Inc.	29,000	1,100,550

TOTAL BIOTECHNOLOGY		$4,883,702

CHEMICALS – 2.1%
CF Industries Holdings, Inc.	20,800	1,335,152
*Intrepid Potash, Inc.	63,500	1,380,490

TOTAL CHEMICALS		$2,715,642

COAL – 0.6%
Foundation Coal Holdings Inc.	35,000	726,600

Description	Number of Shares	Market Value

COMMERCIAL SERVICES – 5.5%
*Corinthian Colleges, Inc.	58,000	$828,240
Deluxe Corp.	62,000	753,920
*Geo Group, Inc. /The	41,000	724,060
Healthcare Services Group	40,000	662,400
Heartland Payment Systems, Inc.	20,000	348,200
*K12, Inc.	31,000	852,500
Lender Processing Services, Inc.	27,500	634,425
*Parexel International Corp.	41,100	427,440
Ritchie Bros. Auctioneers, Inc.	22,500	417,825
*Standard Parking Corp.	28,100	588,976
*TNS, Inc.	33,300	472,194
*VistaPrint Ltd.	23,500	401,145

TOTAL COMMERCIAL SERVICES		$7,111,325

COMPUTERS – 1.7%
*CACI International, Inc., Class A	12,500	514,750
*MICROS Systems, Inc.	28,500	485,355
*SRA International, Inc., Class A	23,500	434,280
*SYKES Enterprises, Inc.	23,000	367,080
*Synaptics, Inc.	15,000	463,350

TOTAL COMPUTERS		$2,264,815

COSMETICS/PERSONAL CARE – 0.8%
*Chattem, Inc.	13,500	1,021,545

DIVERSIFIED FINANCIAL SERVICES – 2.5%
Greenhill & Co., Inc.	8,000	527,760
*Interactive Brokers Group, Inc.	22,500	480,825
optionsXpress Holdings, Inc.	34,500	612,720
*Stifel Financial Corp.	23,900	1,043,235
T Rowe Price Group, Inc.	15,000	593,100

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,257,640

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

92	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Market Value

ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
*Universal Display Corp.	32,000	$346,240

ELECTRONICS – 1.4%
*FEI Co.	34,000	714,340
Woodward Governor Co.	33,900	1,088,190

TOTAL ELECTRONICS		$1,802,530

ENERGY-ALTERNATE SOURCES – 1.2%
*Covanta Holding Corp	26,000	560,560
*Energy Conversion Devices, Inc.	27,100	925,194

TOTAL ENERGY-ALTERNATE SOURCES		$1,485,754

ENGINEERING & CONSTRUCTION – 1.5%
*Foster Wheeler Ltd.	42,000	1,150,800
*McDermott International, Inc.	47,500	813,675

TOTAL ENGINEERING & CONSTRUCTION		$1,964,475

ENVIRONMENTAL CONTROL – 1.0%
*Waste Connections, Inc.	40,000	1,354,000

FOOD – 3.0%
CAL-MAINE Foods Inc.	21,500	631,885
Corn Products International, Inc.	33,000	802,560
Flowers Foods, Inc.	22,000	652,300
*Papa John’s International, Inc.	15,000	338,400
Spartan Stores, Inc.	20,000	539,800
*Treehouse Foods, Inc.	29,000	877,540

TOTAL FOOD		$3,842,485

HAND/MACHINE TOOLS – 0.4%
Snap-On, Inc.	15,500	572,725

HEALTH CARE – PRODUCTS – 7.0%
*Angiodynamics, Inc.	51,000	642,600
*Cepheid, Inc.	41,300	490,231
*Conmed Corp.	25,000	655,000
*Haemonetics Corp.	14,000	826,840
*Immucor, Inc.	29,500	783,225
*Luminex Corp.	40,000	746,000
*Masimo Corp.	26,000	831,740
*Natus Medical, Inc.	27,500	420,750
*NuVasive, Inc.	26,900	1,266,721
*Resmed, Inc.	13,000	445,380
*SonoSite, Inc.	20,000	421,400
STERIS Corp.	34,000	1,157,360
*TranS1, Inc.	55,000	349,800

TOTAL HEALTH CARE – PRODUCTS		$9,037,047

Description	Number of Shares	Market Value

HEALTH CARE PROVIDERS & SERVICES – 2.5%
*Amedisys, Inc.	14,100	$795,381
*Covance, Inc.	7,350	367,500
*Icon Plc. ADR	18,750	475,688
*Pediatrix Medical Group, Inc.	11,000	425,150
*Psychiatric Solutions, Inc.	35,500	1,181,795

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,245,514

HOME BUILDERS – 0.6%
*Toll Brothers, Inc.	32,000	739,840

INSURANCE – 0.5%
*Argo Group International Holdings Ltd.	20,000	638,000

INTERNET – 4.7%
*AsiaInfo Holdings, Inc.	52,000	571,480
*Cybersource Corp.	71,400	867,510
*Earthlink, Inc.	144,300	995,670
*F5 Networks, Inc.	17,000	421,940
*GSI Commerce, Inc.	59,000	610,650
*McAfee, Inc.	13,500	439,425
*NetFlix, Inc.	16,500	408,540
*Perfect World Co., Ltd. ADR	33,800	629,694
*Shanda Interactive Entertainment, Ltd. ADR	28,000	774,200
*TIBCO Software, Inc.	66,000	339,900

TOTAL INTERNET		$6,059,009

IRON / STEEL – 1.0%
Cliffs Natural Resources, Inc.	23,000	620,770
Steel Dynamics, Inc.	53,500	637,720

TOTAL IRON / STEEL		$1,258,490

MACHINERY – 4.7%
Bucyrus International, Inc.	73,500	1,773,555
Cognex Corp.	38,000	608,760
Flowserve Corporation	8,500	483,820
*Intermec, Inc.	37,500	486,375
Joy Global, Inc.	59,150	1,714,167
*Middleby Corp.	12,500	504,875
Wabtec Corp.	13,000	516,880

TOTAL MACHINERY		$6,088,432

METAL FABRICATE / HARDWARE – 1.1%
*Haynes International, Inc.	23,000	582,130
Kaydon Corp.	23,500	785,135

TOTAL METAL FABRICATE / HARDWARE		$1,367,265

METALS & MINING – 0.8%
Royal Gold, Inc.	12,000	345,960
Yamana Gold, Inc.	150,000	694,500

TOTAL METALS & MINING		$1,040,460

(MTB Small Cap Growth Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	93

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Market Value

MISCELLANEOUS MANUFACTURING – 1.1%
*Hexcel Corp.	85,000	$1,122,000
Matthews International Corp., Class A	8,000	357,040

TOTAL MISCELLANEOUS MANUFACTURING		$1,479,040

MUTUAL FUND – 2.2%
iShares Russell 2000 Growth Index Fund	16,900	936,091
SPDR S&P Retail ETF	86,100	1,972,551

TOTAL MUTUAL FUND		$2,908,642

OIL & GAS – 5.3%
*Arena Resources, Inc.	20,000	609,600
Cabot Oil & Gas Corp.	36,000	1,010,520
*Carrizo Oil & Gas, Inc.	55,000	1,286,450
*Comstock Resources, Inc.	16,500	815,430
*Concho Resources, Inc.	21,500	456,875
*Goodrich Petroleum Corp	33,000	916,080
*PetroHawk Energy Corp.	41,500	786,425
*Plains Exploration & Production Co.	37,000	1,043,400

TOTAL OIL & GAS		$6,924,780

PACKAGING & CONTAINERS – 0.4%
*Pactiv Corp.	22,500	530,100

PHARMACEUTICALS – 7.9%
*Auxilium Pharmeceuticals, Inc.	21,000	412,650
*BioMarin Pharmaceutical, Inc.	18,500	338,920
*Cephalon, Inc.	8,500	609,620
*Cubist Pharmaceuticals, Inc.	30,000	761,700
*CV Therapeutics, Inc.	78,000	727,740
*Cypress Bioscience, Inc.	58,400	317,696
*Isis Pharmaceuticals, Inc.	57,000	801,420
*Medicines Co.	54,500	949,935
*Onyx Pharmaceuticals, Inc.	20,000	539,600
*Orexigen Therapeutics, Inc.	46,000	218,500
Perrigo Co.	23,000	782,000
*Rigel Pharmaceuticals, Inc.	30,000	261,300
*Savient Pharmaceuticals, Inc.	70,000	333,200
*United Therapeutics Corp.	14,000	1,221,220
*Valeant Pharmaceuticals International	40,000	750,800
*Vivus, Inc.	95,000	578,550
*XenoPort, Inc.	16,300	678,243

TOTAL PHARMACEUTICALS		$10,283,094

PIPELINES – 3.5%
El Paso Corp.	155,000	1,503,500
Equitable Resources, Inc.	50,800	1,763,268
Plains All American Pipeline, LP.	31,000	1,240,000

TOTAL PIPELINES		$4,506,768

Description	Number of Shares	Market Value

REAL ESTATE INVESTMENT TRUSTS – 0.9%
Digital Realty Trust, Inc.	36,000	$1,205,280

RETAIL – 5.5%
*99 Cents Only Stores	55,000	671,000
*Aeropostale, Inc.	31,000	750,510
*Ezcorp, Inc., Class A	42,000	665,280
*First Cash Financial Services, Inc.	44,400	682,428
Fred’s, Inc., Class A	39,300	481,425
*GameStop Corp., Class A	33,500	917,565
*Hibbett Sports, Inc.	20,000	356,200
*Lululemon Athletica, Inc.	50,000	708,500
*Panera Bread Co., Class A	16,000	721,920
*PetMed Express, Inc.	43,000	759,380
*PF Chang’s China Bistro, Inc.	22,000	450,120

TOTAL RETAIL		$7,164,328

SEMICONDUCTORS – 3.5%
*Formfactor, Inc.	30,500	531,310
Intersil Corp., Class A	50,000	684,500
*Macrovision Solutions Corp.	28,400	314,672
*Microsemi Corp.	44,500	967,430
*Monolithic Power Systems, Inc.	41,500	705,085
*PMC-Sierra, Inc.	152,500	713,700
*Volterra Semiconductor Corp.	65,000	613,600

TOTAL SEMICONDUCTORS		$4,530,297

SOFTWARE – 8.3%
*Activision Blizzard, Inc.	42,000	523,320
*Allscripts-Misys Healthcare Solutions, Inc.	85,900	558,350
*Ariba, Inc.	69,000	738,300
*Blackboard, Inc.	19,000	465,120
*Cerner Corp.	17,500	651,525
*Epiq Systems Inc	25,500	346,545
*JDA Software Group, Inc.	45,000	642,600
*Lawson Software, Inc.	84,500	449,540
*Mantech International Corp., Class A	4,000	215,760
*MedAssets, Inc.	27,500	396,825
*Omniture, Inc.	68,000	782,000
*Parametric Technology Corp.	71,500	928,785
*Salesforce.com, Inc.	22,500	696,600
*Solera Holdings, Inc.	49,000	1,219,610
*Sybase, Inc.	40,000	1,065,200
Take-Two Interactive Software, Inc.	54,000	640,440
*Wind River Systems, Inc.	49,500	432,630

TOTAL SOFTWARE		$10,753,150

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

94	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (concluded)

Description	Number of Shares	Market Value

TELECOMMUNICATIONS – 2.5%
*Anixter International, Inc.	19,000	$638,590
*Comtech Telecommunications Corp.	11,500	556,830
*Harmonic, Inc.	48,600	345,546
Harris Corp.	8,000	287,600
Orbcomm, Inc.	127,500	382,500
*Polycom, Inc.	21,000	441,210
*Syniverse Holdings Inc	30,000	564,000

TOTAL TELECOMMUNICATIONS		$3,216,276

TOYS/GAMES/HOBBIES – 0.9%
*Marvel Entertainment, Inc.	38,200	1,229,658

TRANSPORTATION – 2.1%
CH Robinson Worldwide, Inc.	20,000	1,035,600
*Genesee & Wyoming, Inc., Class A	30,500	1,017,175
JB Hunt Transport Services, Inc.	23,000	653,890

TOTAL TRANSPORTATION		$2,706,665

TOTAL COMMON STOCKS (COST $133,859,899)		$126,371,463

WARRANTS – 0.0%

BIOTECHNOLOGY – 0.0%
*,9,12Calypte Biomedical Corp., Expires 5/28/09	488,542	0

COMPUTERS – 0.0%
*,9On Track Innovations Ltd., Expires 4/29/09 at $13.97	87,000	0

TOTAL WARRANTS (COST $0)		$0

Description	Par Value	Market Value

MONEY MARKET FUND – 8.4%
[7]Dreyfus Cash Management Fund, Institutional Shares, 2.88%	$2,925,204	$2,925,204
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71%	7,958,209	7,958,209
TOTAL MONEY MARKET FUND (COST $10,883,413)		$10,883,413

TOTAL INVESTMENTS – 105.9% (COST $144,743,312)		$137,254,876

OTHER ASSETS LESS LIABILITIES – (5.9%)		$(7,660,205)

TOTAL NET ASSETS – 100.0%		$129,594,671

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$137,254,876	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$137,254,876	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

95

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

STOCKS	Percentage of Total Net Assets
Japan	18.5%
United Kingdom	17.5%
France	8.9%
Switzerland	7.5%
Germany	6.6%
Australia	4.5%
Spain	4.5%
Canada	3.8%
Italy	2.3%
Hong Kong	2.3%
China	2.0%
Netherlands	1.9%
Brazil	1.3%
Denmark	1.3%
South Korea	1.2%
Singapore	1.0%
Norway	0.9%
Sweden	0.8%
Russia	0.7%
India	0.6%
Luxembourg	0.6%
South Africa	0.6%
Greece	0.5%
Israel	0.5%
Belgium	0.4%
Finland	0.4%
Mexico	0.4%
Taiwan	0.4%
Austria	0.3%
Ireland	0.3%
Poland	0.3%
Portugal	0.3%
Turkey	0.2%
Colombia	0.1%
Czech Republic	0.1%
Hungary	0.1%
New Zealand	0.1%
Bermuda	0.0%
Preferred Stock	0.6%
Rights	0.0%
Warrants	0.0%
Cash Equivalents[1]	3.9%
Other Assets and Liabilities — Net[2]	1.8%
TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

96	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Market Value

COMMON STOCKS – 93.7%

AUSTRALIA – 4.5%
Adelaide Brighton Ltd.	24,611	$37,373
AGL Energy Ltd.	6,857	63,851
Amcor Ltd.	114,182	441,541
ASX Ltd.	1	20
Australand Property Group (REIT)	28,898	5,680
Australia & New Zealand Banking Group Ltd.	26,894	312,408
Australian Worldwide Exploration Ltd.	45,429	75,790
Babcock & Brown Japan Property Trust (REIT)	32,684	9,586
Babcock & Brown Ltd.	7,131	6,196
BHP Billiton Ltd.	66,622	1,280,001
Billabong International Ltd.	4,290	34,224
BlueScope Steel Ltd.	42,065	123,586
Boart Longyear Group	14,709	4,266
Brambles Ltd.	10,591	56,088
Caltex Australia Ltd.	3,200	20,007
Centro Properties Group (REIT)	50,752	2,586
Coca-Cola Amatil Ltd.	5,433	29,150
Commonwealth Bank of Australia	9,700	263,807
Computershare Ltd.	9,465	53,063
Crown Ltd.	3,672	16,426
CSL Ltd.	6,682	162,862
DUET Group	15,845	25,236
Emeco Holdings Ltd.	22,939	8,817
Flight Centre Ltd.	1,854	17,292
Foster’s Group Ltd.	23,534	89,716
Futuris Corp., Ltd.	40,463	31,761
Goodman Fielder Ltd.	209,900	231,551
Goodman Group (REIT)	45,898	28,885
Gunns Ltd.	12,101	9,579
Incitec Pivot Ltd.	13,440	36,519
Macmahon Holdings Ltd.	11,213	5,469
Macquarie DDR Trust (REIT)	122,154	7,601
Macquarie Group Ltd.	6,046	119,411
Macquarie Media Group Ltd.	19,918	16,713
Macquarie Office Trust (REIT)	125,891	24,044
Minara Resources Ltd.	20,700	14,543
Mirvac Group (REIT)	25,142	16,457
National Australia Bank Ltd.	37,532	609,079
Newcrest Mining Ltd.	3,535	49,160
*,9Octaviar Ltd.	33,162	21,817
OneSteel Ltd.	19,561	45,084
Pacific Brands Ltd.	11,465	7,650

Description	Number of Shares	Market Value

PMP Ltd.	5,852	$3,772
Qantas Airways Ltd.	160,377	259,240
QBE Insurance Group Ltd.	11,708	201,862
Rio Tinto Ltd.	13,082	676,905
Santos Ltd.	10,631	96,797
Sigma Pharmaceuticals Ltd	386,000	325,235
Sims Group Ltd.	2,271	22,089
Sonic Healthcare Ltd.	6,742	61,580
SP AusNet	79,151	58,006
ST George Bank Ltd.	4,018	75,002
Stockland (REIT)	6,202	16,759
Suncorp-Metway Ltd.	16,373	87,818
Tatts Group Ltd.	23,557	39,272
Telstra Corp., Ltd.	49,702	136,464
Transurban Group	3,412	12,296
Valad Property Group (REIT)	85,476	4,789
Wesfarmers Ltd.-PPS	1,389	19,935
Wesfarmers Ltd.	4,275	61,109
Westfield Group (REIT)	12,205	135,673
Westpac Banking Corp.	18,087	249,276
Woodside Petroleum Ltd.	17,295	486,462
Woolworths Ltd.	12,750	236,186

TOTAL AUSTRALIA		$7,681,422

AUSTRIA – 0.3%
Erste Group Bank AG	16,708	452,245
Voestalpine AG	4,700	114,963

TOTAL AUSTRIA		$567,208

BELGIUM – 0.4%
Delhaize Group	10,144	570,528
Fortis	11,900	13,827
*,9Fortis (Strip VVPR)	16,244	207
Tessenderlo Chemie NV	4,201	166,309

TOTAL BELGIUM		$750,871

BERMUDA – 0.0%
Jardine Matheson Holdings Ltd.	1,600	37,918

BRAZIL – 1.3%
Banco Itau Holding Financeira SA ADR	42,100	465,626
Brasil Telecom SA ADR	9,300	166,470
Cia de Saneamento Basico do Estado de Sao Paulo	17,489	201,811
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	82,800
Cia Vale do Rio Doce ADR	47,379	621,612
Petroleo Brasileiro SA ADR	25,690	690,804

TOTAL BRAZIL		$2,229,123

(MTB International Equity Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	97

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

CANADA – 3.8%
AGF Management Ltd., Class B	17,800	$195,973
Atco Ltd. – Class I	4,300	140,348
BCE, Inc.	12,810	372,301
Biovail Corp.	38,600	331,781
Cameco Corp.	46,408	752,738
Canadian Imperial Bank of Commerce	7,900	358,263
Empire Co., Ltd., Class A	8,900	339,666
Fairfax Financial Holdings Ltd.	1,700	466,855
Laurentian Bank of Canada	11,300	383,261
Magna International, Inc., Class A	7,000	234,863
Manulife Financial Corp.	40,853	820,737
Methanex Corp.	11,600	131,755
National Bank of Canada	7,300	273,818
Rogers Communications Inc. Class B	33,965	986,008
Sun Life Financial, Inc.	9,100	214,042
Suncor Energy, Inc.	20,566	491,939

TOTAL CANADA		$6,494,348

CHINA – 2.0%
Byd Co., Ltd. Class H	132,000	223,741
China Communications Construction Co., Ltd., Class H	616,000	430,313
China Merchants Bank Co., Ltd., Class H	277,000	418,065
China Petroleum & Chemical Corp., Class H	812,000	536,408
Chongqing Iron & Steel Co., Ltd., Class H	910,000	120,222
*Focus Media Holding Ltd., ADR	44,315	821,157
*Foxconn International Holdings Ltd.	1,250,000	451,286
Maanshan Iron & Steel Class H	762,000	138,964
PetroChina Co. Ltd., ADR	500	37,290
PetroChina Co. Ltd., Class H	224,000	174,569
Tingyi Cayman Islands Holding Corp.	18,000	19,095

TOTAL CHINA		$3,371,110

COLOMBIA – 0.1%
BanColombia SA ADR	10,700	208,971

CZECH REPUBLIC – 0.1%
Unipetrol	24,300	180,991

DENMARK – 1.3%
A P Moller – Maersk A/S	68	393,841
Danisco A/S	3,300	144,325
Danske Bank A/S	11,600	172,100
H Lundbeck A/S	23,100	412,049
Novo-Nordisk A/S B Shares	9,350	500,511
*Vestas Wind Systems A/S	15,266	628,372

TOTAL DENMARK		$2,251,198

Description	Number of Shares	Market Value

FINLAND – 0.4%
Kone OYJ, Class B	5,606	$125,484
Konecranes OYJ	12,236	208,995
Outotec OYJ	2,930	39,439
Rautaruukki OYJ	5,600	91,650
Wartsila OYJ	6,202	157,402

TOTAL FINLAND		$622,970

FRANCE – 8.9%
Alstom SA	6,566	326,348
Arkema SA	60	1,375
AXA SA	44,835	863,986
BNP Paribas	7,100	515,401
Bouygues	6,600	281,177
Casino Guichard Perrachon SA	2,667	186,631
Cie de Saint-Gobain	4,200	162,176
Compagnie Generale des Etablissements Michelin-B Shares	2,900	149,384
Credit Agricole SA	13,000	189,539
EDF	11,328	678,769
European Aeronautic Defence And Space Company NV	66,728	1,110,643
Eutelsat Communications	11,227	240,327
France Telecom SA	52,222	1,317,803
GDF Suez	6,809	303,190
*Gemalto NV	2,485	69,562
Groupe Danone	11,092	615,127
Iliad SA	12,168	958,896
Lafarge SA	1,741	114,725
LVMH Moet Hennessy Louis Vuitton SA	6,562	437,817
Peugeot SA	22,716	607,365
Rallye SA	4,600	92,764
Sanofi-Aventis SA	33,367	2,100,201
Societe Generale	12,768	701,059
Thales SA	4,200	168,599
Total SA	37,955	2,084,672
*UBISOFT Entertainment	2,995	158,282
Valeo SA	7,400	128,571
Vallourec	746	83,892
Vivendi	19,017	497,408

TOTAL FRANCE		$15,145,689

GERMANY – 6.6%
Adidas AG	12,725	445,226
Allianz SE	1,250	93,611
BASF SE	30,074	1,010,604
Bayer AG	5,829	319,917
Bayerische Motoren Werke AG	4,800	124,250

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

98	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Bilfinger Berger AG	2,709	$124,247
Daimler AG	11,700	403,994
Demag Cranes AG	4,378	83,886
Deutsche Bank AG	7,600	288,705
Deutsche Boerse AG	9,553	762,802
Deutsche Lufthansa AG	22,229	312,272
Deutsche Telekom AG	58,268	880,024
E.ON AG	56,696	2,163,901
Fresenius Medical Care AG & Co KGaA	11,169	501,211
Gildemeister AG	9,273	89,179
MAN AG	7,886	388,190
Metro AG	801	25,813
MTU Aero Engines Holding AG	14,386	282,193
Muenchener Rueckversicherungs AG	3,700	484,064
RWE AG	9,080	754,902
SAP AG	11,653	414,314
SAP AG ADR	14,614	516,313
Suedzucker AG	1,350	15,109
ThyssenKrupp AG	11,725	226,621
Tognum AG	7,770	85,097
Wacker Chemie AG	4,166	459,934

TOTAL GERMANY		$11,256,379

GREECE – 0.5%
Hellenic Petroleum SA	23,400	195,814
Mytilineos Holdings SA	8,571	54,606
National Bank of Greece SA	19,089	425,191
Public Power Corp., SA	7,868	97,906

TOTAL GREECE		$773,517

HONG KONG – 2.3%
Agile Property Holdings Ltd.	1,454,000	473,249
Bank of East Asia Ltd.	19,800	39,054
BOC Hong Kong Holdings Ltd.	99,000	110,898
Cheung Kong Holdings Ltd.	20,000	194,757
Citic Pacific Ltd.	48,500	37,924
CLP Holdings Ltd.	14,500	98,463
Esprit Holdings Ltd.	150,000	842,090
Giordano International Ltd.	90,000	16,260
Hang Lung Properties Ltd.	19,000	45,909
Hang Seng Bank Ltd.	7,900	97,935
Henderson Land Development Co., Ltd.	10,000	35,580
Hong Kong Exchanges And Clearing Ltd.	3,600	36,802
HongKong Electric Holdings	43,000	232,161
*Hutchison Telecommunications International Ltd.	28,000	30,311
Hutchison Whampoa Ltd.	37,000	202,530
Jardine Strategic Holdings Ltd.	4,000	48,207

Description	Number of Shares	Market Value

Kingboard Chemical Holdings Ltd.	130,000	$254,695
Li & Fung Ltd.	214,000	430,300
Link REIT /The	4,000	6,969
*Mongolia Energy Co., Ltd.	24,000	10,076
New World China Land Ltd.	60,400	10,260
New World Development Ltd.	52,000	43,715
NWS Holdings Ltd.	11,000	11,459
Pacific Basin Shipping Ltd.	299,000	156,467
PCCW Ltd.	51,000	19,084
Sun Hung Kai Properties Ltd.	8,000	68,832
Swire Pacific Ltd., Class A	14,500	101,177
Texwinca Holdings Ltd.	64,000	29,966
VTech Holdings Ltd.	62,000	231,719
Wharf Holdings Ltd.	17,000	33,388

TOTAL HONG KONG		$3,950,237

HUNGARY – 0.1%
OTP Bank Nyrt	7,000	116,784

INDIA – 0.6%
HDFC Bank Ltd., ADR	7,449	488,654
Infosys Technologies Ltd., ADR	18,797	551,128

TOTAL INDIA		$1,039,782

IRELAND – 0.3%
Anglo Irish Bank Corp., Plc.	43,712	141,970
Governor & Co of the Bank of Ireland/The	27,500	83,214
Governor & Co of the Bank of Ireland/The	37,722	114,457
Irish Life & Permanent Plc.	38,000	132,869

TOTAL IRELAND		$472,510

ISRAEL – 0.5%
Bank Hapoalim BM	41,800	94,742
Teva Pharmaceutical Industries Ltd., ADR	17,298	741,738

TOTAL ISRAEL		$836,480

ITALY – 2.3%
A2A SpA	145,303	265,685
Banco Popolare SC	12,600	157,159
Enel SpA	142,197	954,513
ENI SpA	27,100	645,752
Fiat SpA	64,472	512,758
Finmeccanica SpA	7,700	95,500
Intesa Sanpaolo SpA	59,808	218,906
Milano Assicurazioni SpA	19,800	64,884
Prysmian SpA	21,990	267,296
Saipem SpA	32,079	604,162
Snam Rete Gas SpA	18,217	92,347

TOTAL ITALY		$3,878,962

(MTB International Equity Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	99

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

JAPAN – 18.5%
Acom Co., Ltd.	69	$2,601
ADEKA Corp.	5,900	36,969
Alpine Electronics, Inc.	17,800	155,374
Alps Electric Co., Ltd.	16,500	89,537
Amada Co., Ltd.	27,000	126,021
Aoyama Trading Co., Ltd.	3,000	34,689
Asahi Breweries Ltd.	11,200	186,783
Asahi Kasei Corp.	32,000	122,224
Astellas Pharma, Inc.	10,300	421,082
Bank of Yokohama Ltd./The	25,000	120,007
Bridgestone Corp.	5,500	95,321
Brother Industries Ltd.	52,700	368,196
Canon, Inc.	13,700	471,438
Central Glass Co., Ltd.	59,000	190,397
Central Japan Railway Co.	31	253,627
Chubu Electric Power Co., Inc.	6,200	163,238
Chugoku Electric Power Co., Inc./The	3,900	95,534
Cosmo Oil Co., Ltd.	51,000	108,903
Dai Nippon Printing Co., Ltd.	17,000	200,193
Daihatsu Motor Co., Ltd.	19,000	141,134
Daiwa Securities Group, Inc.	7,000	38,880
Denso Corp.	22,300	440,375
Dentsu, Inc.	34	55,521
East Japan Railway Co.	25	177,652
EDION Corp.	9,200	63,074
Eizo Nanao Corp.	12,300	198,548
Electric Power Development Co., Ltd.	900	26,692
Fanuc Ltd.	10,400	705,865
Foster Electric Co., Ltd.	3,100	32,677
Fuji Heavy Industries Ltd.	89,300	311,127
FUJIFILM Holdings Corp.	3,500	77,516
Fujitsu Ltd.	53,000	210,915
Futaba Industrial Co., Ltd.	2,700	16,507
H2O Retailing Corp.	14,000	86,267
Hankyu Hanshin Holdings, Inc.	3,000	14,168
Hitachi Capital Corp.	10,200	83,280
Hitachi Chemical Co., Ltd.	6,900	70,377
Hitachi Ltd.	53,000	246,122
Honda Motor Co., Ltd.	25,900	643,246
INPEX Holdings, Inc.	8	46,521
ITOCHU Corp.	7,000	37,798
JFE Holdings, Inc.	8,000	209,725
Kamigumi Co., Ltd.	10,000	80,524
Kansai Electric Power Co., Inc./The	14,400	366,356
Kao Corp.	3,000	86,723
KDDI Corp.	35	209,103

Description	Number of Shares	Market Value

Komatsu Ltd.	9,400	$102,069
Konica Minolta Holdings, Inc.	39,000	253,878
Kubota Corp.	37,000	190,129
KUREHA Corp.	18,000	81,310
Kyocera Corp.	700	40,893
Kyowa Exeo Corp.	51,000	496,513
Lawson, Inc.	2,100	103,438
Makita Corp.	7,000	130,437
Marubeni Corp.	114,000	451,899
Mazda Motor Corp.	42,000	95,121
Ministop Co., Ltd.	9,600	178,586
Mitsubishi Chemical Holdings Corp.	22,000	90,202
Mitsubishi Corp.	25,500	423,248
Mitsubishi Electric Corp.	42,000	258,852
Mitsubishi Materials Corp.	43,000	99,027
Mitsubishi Tanabe Pharma Corp.	14,000	145,563
Mitsubishi UFJ Financial Group, Inc.	111,100	684,152
Mitsui & Co., Ltd.	23,000	221,095
Mitsui Fudosan Co., Ltd.	7,000	120,515
Mitsui Mining & Smelting Co., Ltd.	110,100	199,945
Mitsui O.S.K. Lines Ltd.	11,000	58,247
Mitsui Sumitomo Insurance Group Holdings Inc.	6,200	176,687
Mizuho Financial Group, Inc.	128	306,561
Morinaga Milk Industry Co., Ltd.	18,000	58,125
NGK Insulators Ltd.	51,000	539,993
NHK Spring Co., Ltd.	13,000	52,157
Nifco, Inc.	16,000	232,195
Nikon Corp.	6,000	83,809
Nintendo Co., Ltd.	3,300	1,040,811
Nippon Electric Glass Co., Ltd.	8,000	49,172
Nippon Express Co., Ltd.	30,000	122,786
Nippon Meat Packers, Inc.	6,000	83,228
Nippon Mining Holdings, Inc.	29,000	89,804
Nippon Oil Corp.	124,000	513,407
Nippon Paper Group, Inc.	41	109,584
Nippon Sheet Glass Co., Ltd.	32,000	104,016
Nippon Shokubai Co., Ltd.	11,000	65,172
Nippon Steel Corp.	49,000	163,749
Nippon Telegraph & Telephone Corp.	286	1,173,818
Nippon Yusen KK	26,000	124,639
Nishimatsu Construction Co., Ltd.	7,000	14,420
Nissan Motor Co., Ltd.	121,500	635,523
Nisshin Seifun Group, Inc.	11,500	123,400
Nisshin Steel Co., Ltd.	62,000	85,176
Nisshinbo Industries, Inc.	11,000	64,893
NISSIN FOODS HOLDINGS CO., LTD.	3,000	86,087
NOF Corp	107,000	298,851

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

100	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Nomura Holdings, Inc.	19,100	$177,592
Nomura Real Estate Holdings, Inc.	4,900	94,954
NSK Ltd.	24,000	100,175
NTT Data Corp.	50	163,922
NTT DoCoMo, Inc.	774	1,227,994
Omron Corp.	23,000	326,236
ORIX Corp.	8,200	870,288
Osaka Gas Co., Ltd.	39,000	139,916
Panasonic Corp.	44,000	684,176
QP Corp.	7,900	90,969
Resona Holdings, Inc.	115	118,580
Ricoh Co., Ltd.	53,000	563,760
Secom Co., Ltd.	3,900	150,964
Seiko Epson Corp.	6,800	103,244
Seven & I Holdings Co., Ltd.	7,300	204,454
Shimachu Co., Ltd.	1,900	44,226
Shin-Etsu Chemical Co., Ltd.	19,300	1,010,021
Shinmaywa Industries Ltd.	24,000	63,422
Showa Shell Sekiyu KK	24,200	194,809
Sompo Japan Insurance Inc	7,000	49,844
Sony Corp.	12,200	279,116
Sumitomo Bakelite Co., Ltd.	26,000	96,609
Sumitomo Corp.	62,300	558,688
Sumitomo Electric Industries Ltd.	14,300	114,880
Sumitomo Metal Mining Co., Ltd.	7,000	52,442
Sumitomo Mitsui Financial Group, Inc.	84	341,031
Sumitomo Realty & Development Co., Ltd.	10,000	160,445
Sumitomo Trust & Banking Co., Ltd./The	19,000	88,360
Taisei Corp.	15,000	34,252
Taisho Pharmaceutical Co., Ltd	7,000	126,353
Takeda Pharmaceutical Co., Ltd.	10,300	519,096
Tobu Railway Co., Ltd.	22,000	112,564
Tokio Marine Holdings, Inc.	9,800	305,687
Tokyo Electric Power Co., Inc./The	14,700	422,064
Tokyo Gas Co. Ltd.	22,000	95,825
Tosoh Corp.	31,000	62,807
Toyo Suisan Kaisha Ltd.	4,000	102,658
Toyo Tire & Rubber Co., Ltd.	69,000	168,973
Toyota Motor Corp.	35,700	1,407,357
Ube Industries Ltd.	38,000	78,745
UNY Co., Ltd.	22,000	172,689
West Japan Railway Co.	35	154,990
Yamada Denki Co., Ltd.	7,610	412,383
Yamaha Corp.	8,300	79,854
Yamaha Motor Co., Ltd.	6,700	73,580
Yamato Kogyo Co., Ltd.	1,200	28,163
Yokohama Rubber Co., Ltd./The	58,000	289,380

TOTAL JAPAN		$31,460,546

Description	Number of Shares	Market Value

LUXEMBOURG – 0.6%
ArcelorMittal	20,868	$541,561
Millicom International Cellular SA	13,218	528,720
*Reinet Investments SC.A.	1,974	20,329

TOTAL LUXEMBOURG		$1,090,610

MEXICO – 0.4%
Telefonos de Mexico SAB de CV	142,000	126,799
*Telemex International SAB de CV	142,000	74,711
Wal-Mart de Mexico SAB de CV, Series V ADR	17,808	473,692

TOTAL MEXICO		$675,202

NETHERLANDS – 1.9%
Aegon NV	50,400	206,487
Imtech NV	7,947	122,657
ING Groep NV	85,999	795,131
Koninklijke Ahold NV	30,797	330,354
Koninklijke Boskalis Westminster NV	3,301	108,971
Koninklijke DSM NV	16,895	470,117
Koninklijke Philips Electronics NV	25,210	466,385
TNT NV	226	4,732
Wolters Kluwer NV	40,326	714,409

TOTAL NETHERLANDS		$3,219,243

NEW ZEALAND – 0.1%
Fisher & Paykel Appliances Holdings Ltd.	55,900	43,634
Fletcher Building Ltd.	12,301	41,229
Nuplex Industries Ltd.	1,657	5,087
Telecom Corp of New Zealand Ltd.	19,733	27,301

TOTAL NEW ZEALAND		$117,251

NORWAY – 0.9%
Aker ASA	850	19,090
Aker Solutions ASA	23,900	130,281
Norsk Hydro ASA	14,000	58,859
ProSafe SE	5,000	18,506
*Renewable Energy Corp., A/S	46,930	442,821
StatoilHydro ASA	38,820	776,430
Yara International ASA	4,280	89,372

TOTAL NORWAY		$1,535,359

POLAND – 0.3%
Telekomunikacja Polska SA	61,600	464,458

PORTUGAL – 0.3%
Banco Espirito Santo SA	23,500	226,930
Portugal Telecom, SGPS, SA	32,053	212,008

TOTAL PORTUGAL		$438,938

(MTB International Equity Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	101

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

RUSSIA – 0.7%
*Gazprom OAO ADR	34,544	$697,098
MMC Norilsk Nickel ADR	40,000	418,000

TOTAL RUSSIA		$1,115,098

SINGAPORE – 1.0%
CapitaCommercial Trust (REIT)	34,000	23,039
CapitaLand Ltd.	11,000	21,726
*Chartered Semiconductor Manufacturing Ltd.	4,000	616
ComfortDelgro Corp., Ltd.	42,000	34,313
DBS Group Holdings Ltd.	11,000	84,211
Hong Leong Finance Ltd.	11,494	16,075
Jardine Cycle & Carriage Ltd.	9,000	57,183
Keppel Corp., Ltd.	151,200	465,755
MobileOne Ltd.	163,900	144,383
Neptune Orient Lines Ltd.	6,000	5,034
Oversea-Chinese Banking Corp.	1,000	3,354
Singapore Airlines Ltd.	60,074	453,224
Singapore Petroleum Co., Ltd.	18,000	25,381
Singapore Press Holdings Ltd.	16,000	34,788
Singapore Telecommunications Ltd.	33,600	56,534
SMRT Corp., Ltd.	46,000	48,216
Tat Hong Holdings Ltd.	22,000	6,418
United Overseas Bank Ltd.	18,000	160,311
UOL Group Ltd.	5,000	6,465
Wilmar International Ltd.	21,000	35,488
*Wing Tai Holdings Ltd.	29,000	13,385

TOTAL SINGAPORE		$1,695,899

SOUTH AFRICA – 0.6%
Astral Foods Ltd.	16,800	152,617
MTN Group Ltd.	52,401	591,350
Nedbank Group Ltd.	21,637	209,286
Telkom SA Ltd.	12,300	133,642

TOTAL SOUTH AFRICA		$1,086,895

SOUTH KOREA – 1.2%
Daishin Securities Co., Ltd.	12,200	136,362
Korea Exchange Bank	26,200	147,067
KT Corp.	3,100	78,717
LG Chem Ltd.	4,300	259,047
Pusan Bank	32,200	162,495
Samsung Electronics Co., Ltd. GDR	2,620	542,895
Samsung Electronics Co., Ltd	1,200	501,458
SK Telecom Co Ltd.	1,400	220,346

TOTAL SOUTH KOREA		$2,048,387

SPAIN – 4.5%
Banco Bilbao Vizcaya Argentaria SA	147,003	1,706,759
Banco Popular Espanol SA	11,000	100,529

Description	Number of Shares	Market Value

Banco Santander SA	225,227	$2,436,174
Banco Santander SA	5,433	58,721
Gas Natural SDG SA	3,339	104,135
*Mapfre SA	95,363	303,309
Repsol YPF SA	30,100	573,971
Telefonica, SA	127,962	2,366,938

TOTAL SPAIN		$7,650,536

SWEDEN – 0.8%
Alfa Laval AB	19,797	142,710
Electrolux AB Class B	35,600	327,281
Nordea Bank AB	18,500	148,352
Scania AB B Shares	12,300	101,032
SKF AB Class B	13,219	121,189
Swedbank AB Class A	54,500	453,868
Volvo AB Class B	19,900	104,692

TOTAL SWEDEN		$1,399,124

SWITZERLAND – 7.5%
ABB Ltd.	36,109	477,444
Baloise Holding AG	3,500	188,156
Compagnie Financiere Richemont S.A.	14,427	306,752
Credit Suisse Group AG	30,693	1,171,445
Galenica AG	372	112,366
Helvetia Holding AG	800	138,664
*Logitech International SA	13,646	205,288
Nestle SA	51,163	1,994,307
Nobel Biocare Holding AG	25,781	443,663
Novartis AG	58,359	2,952,302
Roche Holding AG	11,922	1,824,850
Swatch Group AG	2,339	365,836
Swiss Reinsurance	9,400	391,627
Swisscom AG	2,000	611,665
Zurich Financial Services AG	8,044	1,627,094

TOTAL SWITZERLAND		$12,811,459

TAIWAN – 0.4%
AU Optronics Corp., ADR	42,209	291,242
Chi Mei Optoelectronics Corp.	359,100	134,569
Compal Electronics, Inc.	375,870	270,416

TOTAL TAIWAN		$696,227

TURKEY – 0.2%
Tupras Turkiye Petrol Rafine	10,800	138,762
Turk Sise ve Cam Fabrikalari A/S	242,300	197,963

TOTAL TURKEY		$336,725

UNITED KINGDOM – 17.5%
Admiral Group Plc.	25,980	384,523
Aegis Group Plc.	10,720	11,223

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

102	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Market Value

Aggreko PLC	22,568	$157,441
Anglo American Plc.	21,617	533,853
ARM Holdings Plc.	396,658	618,050
Ashtead Group Plc.	109,433	75,205
AstraZeneca Plc.	34,345	1,460,179
*Autonomy Corp., Plc.	58,445	921,488
Aveva Group Plc.	8,190	104,269
Aviva Plc.	152,610	915,122
Barclays Plc.	117,471	345,957
BG Group Plc.	32,918	484,261
BHP Billiton Plc.	45,800	777,269
BP Plc.	354,363	2,928,485
Bradford & Bingley Plc.	28,100	9,045
Brit Insurance Holdings Plc.	54,500	159,251
British American Tobacco Plc.	47,280	1,298,426
British Sky Broadcasting Group Plc.	67,573	412,015
BT Group Plc.	108,900	205,267
Burberry Group Plc.	15,286	67,708
Centrica Plc.	122,693	603,135
Compass Group Plc.	57,381	268,438
Computacenter Plc.	115,600	176,363
Dairy Crest Group Plc.	38,668	193,620
Dimension Data Holdings Plc.	177,349	84,999
Drax Group Plc.	49,338	458,654
DSG International Plc.	114,200	59,705
GKN Plc.	105,200	202,975
GlaxoSmithKline Plc.	85,133	1,641,022
Go-Ahead Group Plc.	4,551	98,911
HBOS Plc.	26,782	43,651
HMV Group Plc.	130,689	209,232
HSBC Holdings Plc.	106,417	1,284,503
ICAP Plc.	96,986	482,772
IMI Plc.	43,600	193,852
Lloyds TSB Group Plc.	332,885	1,080,936
Man Group, Plc.	84,807	486,621
Marston’s Plc.	78,600	120,085
*Mondi Plc.	37,590	136,466
Northumbrian Water Group Plc.	29,767	149,981
Old Mutual Plc.	45,300	36,840
Petrofac Ltd	13,152	91,302
Premier Foods Plc.	67,000	29,757
Prudential Plc.	118,944	610,608
Reckitt Benckiser Group Plc.	14,622	614,580
Rio Tinto Plc.	1,084	50,553
Royal Bank of Scotland Group Plc.	317,002	349,623
Royal Dutch Shell Plc. A Shares	36,164	988,735
Royal Dutch Shell Plc. B Shares	105,781	2,827,312

Description	Number of Shares	Market Value

Smith & Nephew Plc.	72,107	$660,785
Stagecoach Group Plc.	41,180	122,704
Standared Chartered Plc.	34,972	580,620
Taylor Wimpey Plc.	20,200	3,255
Tesco Plc.	113,826	622,194
Tomkins Plc.	168,900	311,585
Tullett Prebon Plc.	10,903	41,503
Unilever Plc.	35,136	792,154
Vedanta Resources Ltd.	42,335	580,188
Vodafone Group Plc.	141,064	271,712
WPP Group Plc.	20,700	125,058
Xstrata Plc	7,782	132,395

TOTAL UNITED KINGDOM		$29,688,421

TOTAL COMMON STOCKS (COST $240,217,915)		$159,396,848

PREFERRED STOCKS – 0.6%

BRAZIL – 0.3%
Brasil Telecom Participacoes SA	22,500	161,389
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preferred Class B	19,400	244,011
Sadia SA	46,800	95,479

TOTAL BRAZIL		$500,879

GERMANY – 0.2%
Fresenius SE	5,569	356,390

ITALY – 0.1%
*Istituto Finanziario Industriale SpA	23,533	206,021

TOTAL PREFERRED STOCKS (COST $1,494,602)		$1,063,290

RIGHTS – 0.0%

BELGIUM – 0.0%
*,12Fortis (COST $0)	11,900	$0

WARRANTS – 0.0%

SINGAPORE – 0.0%
*Tat Hong Holdings Ltd., Expires 8/02/13 at $2.50

(COST $0)	2,200	$104

	Principal Amount

MONEY MARKET FUND – 3.9%
[7,8]MTB Prime Money Market Fund, Corporate Shares, 1.71% (COST $6,592,999)	$6,592,999	6,592,999

TOTAL INVESTMENTS – 98.2% (COST $248,305,516)		$167,053,241

OTHER ASSETS LESS LIABILITIES – 1.8%		$3,108,344

TOTAL NET ASSETS – 100.0%		$170,161,585

(MTB International Equity Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	103

MTB International Equity Fund (concluded)

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$20,240,389	$—
Level 2 – Other Significant Observable Inputs	146,812,852	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$167,053,241	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

104	NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2008.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Acquisition Value Per Unit	Market Value	Percentage of Total Net Assets
Short-Term Corporate Bond Fund
BAE System Holdings, Inc.	3/28/2006	977,719	0.978	1,002,838
Capital Auto Receivable Asset Trust 2006-SN1A, Class A3	8/23/2006	1,999,827	1.000	206,109
Korea Railroad Corp.	5/15/2008	498,185	0.996	390,904
				1,599,851	3.6%
Intermediate-Term Bond Fund
COX Enterprises, Inc.	10/27/2006	1,058,135	1.058	987,406
Delta Airlines, Inc., Pass-Thru Certificates,	11/30/2007	959,706	0.986	609,905
Dr. Pepper Snapple Group, Inc.	4/30/2008	499,925	1.000	430,682
Korea Railroad Corp.	5/15/2008	498,185	0.996	390,904
				2,418,897	1.6%
Income Fund
ASIF Global Financing XIX	1/8/2003	1,172,807	0.998	800,174
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1.000	1,297,385
COX Enterprises, Inc.	10/27/2006	1,056,883	1.057	987,407
Delta Airlines, Inc., Pass-Thru Certificates,	10/4/2007	486,420	1.000	304,953
Dr. Pepper Snapple Group, Inc.	4/30/2008	499,925	1.000	430,682
Korea Railroad Corp.	5/15/2008	498,185	0.996	390,904
Tesco Plc.	11/5/2007	994,550	0.995	665,459
Xstrata Finance Canada Ltd.	11/20/2007	498,435	0.997	326,060
				5,203,024	6.2%
Balanced Fund
COX Enterprises, Inc.	10/27/2006	211,664	1.058	197,481	1.1%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2008, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$1,599,851	3.6%
Intermediate-Term Bond Fund	2,418,897	1.6%
Income Fund	5,203,024	6.2%
Balanced Fund	197,481	1.1%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At October 31, 2008, 2.1% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 0.6% for Maryland Municipal Bond Fund, 13.2% for Virginia Municipal Bond Fund. and 1.3% for Pennsylvania Municipal Bond Fund.

(6)	Discount rate at time of purchase.

(7)	7-Day net yield.

(8)	Affiliated company.

(9)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2008, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
U.S. Government Bond Fund	$45,417	0.0%
Equity Index Fund	285	0.0%
Multi Cap Growth Fund	0	0.0%
Small Cap Growth Fund	0	0.0%
International Equity Fund	22,024	0.0%

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	105

(10)	Holders of Seagate Technology were issued contingent equity distribution rights pursuant to settlement of certain state tax matters and certain additional claims. Accordingly, there is no associated strike price or expiration date.

(11)	Holders of Mirant were issued contingent equity distribution rights pursuant to the Mirant Corporation Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

(12)	No associated strike price available.

(13)	No strike price or expiration date available due to ongoing litigation.

*	Non-income producing security.

At October 31, 2008, the International Equity Fund had the following outstanding long futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
MSCI Pan Euro Index Futures See note 7	200	3,776,027	December 2008	$83,313
TOPIX Index Futures See note 7	10	926,142	December 2008	$(59,225)
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS				$24,088

At October 31, 2008, the International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED:
5/23/2008	88,166 Pound Sterling	$145,191	$141,863	$3,328
5/23/2008	5,086 Pound Sterling	8,461	8,184	$277
5/23/2008	12,239 Pound Sterling	19,595	19,690	($95)
CONTRACTS SOLD:
11/5/2008	333,561 Danish Krone	57,738	57,073	($665)
11/5/2008	9,086 Singerpore Dollar	6,139	6,127	($12)
11/6/2008	1,798,212 Japanese Yen	18,464	18,258	($206)
11/6/2008	1,827,402 Japanese Yen	18,764	18,554	($210)
11/6/2008	10,645 Australian Dollar	7,131	7,070	($61)
11/6/2008	13,100 Australian Dollar	8,776	8,701	($75)
11/6/2008	13,822 Australian Dollar	9,259	9,180	($79)
11/6/2008	673,623 Japanese Yen	6,917	6,840	($77)
11/21/2008	600,000 Euro Dollars	752,012	764,111	$12,099
11/21/2008	600,000 Pound Sterling	1,034,040	964,349	($69,691)
11/21/2008	90,400,000 Japanese Yen	894,474	918,361	$23,887
11/21/2008	900,000 Euro Dollars	1,208,295	1,146,166	($62,129)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				($93,709)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

106	NOTES TO PORTFOLIOS OF INVESTMENTS

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Authority

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GDR – Global Depository Receipt

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HDA – Hospital Development Authority

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

LT – Limited Tax

MBIA – Municipal Bond Investors Assurance

MTN – Medium Term Note

NVS – Non-Voting Shares

PPS – Price Protected Shares

PRF – Prerefunded

SFM – Single Family Mortgage

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments
Short Duration Government Bond Fund	$146,961,762

Short-Term Corporate Bond Fund	44,726,767

U.S. Government Bond Fund	111,569,974

New York Municipal Bond Fund	97,987,114

Pennsylvania Municipal Bond Fund	113,465,299

Maryland Municipal Bond Fund	124,705,735

Virginia Municipal Bond Fund	16,955,332

Intermediate-Term Bond Fund	157,790,810

Income Fund	91,238,891

Conservative Growth Fund	10,739,656

Moderate Growth Fund	53,630,629

Aggressive Growth Fund	27,367,261

Balanced Fund	21,525,605

Equity Income Fund	26,167,379

Large Cap Value Fund	144,699,702

Equity Index Fund	87,953,755

Large Cap Stock Fund	99,482,072

Large Cap Growth Fund	60,212,158

Multi Cap Growth Fund	22,719,897

Mid Cap Stock Fund	99,230,145

Mid Cap Growth Fund	67,003,941

Small Cap Stock Fund	58,777,078

Small Cap Growth Fund	144,743,312

International Equity Fund	248,305,516

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

107

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

108	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2008	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund
ASSETS
Investments in securities, at value	$147,246,238	$43,943,361	$110,049,182	$91,649,097	$110,062,629
Cash	4,303	1,066	3,582	207,032	4,249
Receivable from Advisor
Income receivable	646,705	302,645	862,188	1,722,866	1,713,639
Receivable for shares sold	35,414	22,674	68,999	—	—
Receivable for investments sold	—	—	1,636	—	—

TOTAL ASSETS	147,932,660	44,269,746	110,985,587	93,578,995	111,780,517

LIABILITIES:
Payable for investments purchased	—	—	4,132,645	—	—
Income distribution payable	435,422	137,397	411,864	330,642	365,514
Payable for shares redeemed	57,560	8,107	62,822	3,869	—
Payable for trustees’ fees	640	1,101	513	606	797
Payable for distribution services fee (Note 5)	611	84	1,518	14,699	410
Payable for shareholder services fee (Note 5)	71	25	38	416	349
Accrued expenses	42,760	28,523	55,350	30,849	29,964

TOTAL LIABILITIES	537,064	175,237	4,664,750	381,081	397,034

NET ASSETS	$147,395,596	$44,094,509	$106,320,837	$93,197,914	$111,383,483

NET ASSETS CONSIST OF:
Paid-in capital	$148,604,845	$46,711,624	$111,932,526	$100,537,415	$116,357,126
Net unrealized appreciation (depreciation) of investments	284,476	(783,406)	(1,254,885)	(6,378,697)	(3,517,006)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,492,112)	(1,836,997)	(4,394,261)	(1,026,296)	(1,512,836)
Undistributed net investment income	(1,613)	3,288	37,457	65,492	56,199

TOTAL NET ASSETS	$147,395,596	$44,094,509	$106,320,837	$93,197,914	$111,383,483

Class A Shares	$3,116,125	$76,322	$6,974,921	$34,168,481	$4,762,084

Class B Shares	$249,227	$73,193	$256,596	$1,106,819	$770,247

Institutional I Shares	$144,030,244	$43,944,994	$99,089,320	$57,922,614	$105,851,152

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	320,269	7,937	755,463	3,577,344	504,804

Class B Shares	25,616	7,607	27,844	115,886	81,650

Institutional I Shares	14,801,696	4,569,797	10,748,983	6,065,224	11,220,799

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	109

Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund— Conservative Growth		Managed Allocation Fund— Moderate Growth

$116,482,827	$16,336,592	$153,356,814	$83,475,415	$8,540,712	(a)	$39,097,828	(a)
3,477	22	4,285	1,767	11		52
—	2,476			4,719		2,870
2,025,108	276,332	1,208,334	963,069	16,689		45,256
—	—	17,559	5,751	8,111		4,673
—	—	511,310	254,618	—		—

118,511,412	16,615,422	155,098,302	84,700,620	8,570,242		39,150,679

—	—	2,187,609	243,708	—		—
436,530	53,281	585,505	374,717	—		—
20,023	1,060	82,523	96,189	20		11,638
765	600	708	699	739		549
4,974	4,789	501	1,279	1,129		28,588
366	—	103	250	—		—
31,541	13,297	38,102	38,727	24,778		16,059

494,199	73,027	2,895,051	755,569	26,666		56,834

$118,017,213	$16,542,395	$152,203,251	$83,945,051	$8,543,576		$39,093,845

$125,988,994	$17,145,617	$162,299,519	$93,185,496	$10,522,789		$51,395,906

(8,294,281)	(636,084)	(4,397,328)	(7,763,476)	(2,198,944)		(14,532,801)

248,901	23,825	(5,782,290)	(1,511,164)	206,613		2,167,000
73,599	9,037	83,350	34,195	13,118		63,740

$118,017,213	$16,542,395	$152,203,251	$83,945,051	$8,543,576		$39,093,845

$37,653,643	$16,542,395	$1,460,783	$5,006,156	$6,300,462		$24,980,089

$1,171,002	$—	$140,561	$754,286	$2,243,114		$14,113,756

$79,192,568	$—	$150,601,907	$78,184,609	$—		$—

4,113,459	1,636,992	151,888	554,567	790,271		3,328,441

127,668	—	14,613	84,755	282,372		1,935,857

8,642,789	—	15,660,371	8,786,759	—		—

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

110	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2008	Short Duration Government Bond Fund		Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$9.73		$9.62		$9.23		$9.55		$9.43

Class B Shares	$9.73		$9.62		$9.22		$9.55		$9.43

Institutional I Shares	$9.73		$9.62		$9.22		$9.55		$9.43

Offering Price Per Share*
Class A Shares	$10.03	**	$9.92	**	$9.66	***	$10.00	***	$9.87	***

Class B Shares	$9.73		$9.62		$9.22		$9.55		$9.43

Institutional I Shares	$9.73		$9.62		$9.22		$9.55		$9.43

Redemption Proceeds Per Share*
Class A Shares	$9.73		$9.62		$9.23		$9.55		$9.43

Class B Shares	$9.24	*****	$9.14	*****	$8.76	*****	$9.07	*****	$8.96	*****

Institutional I Shares	$9.73		$9.62		$9.22		$9.55		$9.43

Investments, at identified cost	$146,961,762		$44,726,767		$111,304,067		$98,027,794		$113,579,635

(a)	Includes $8,540,712 and $39,097,828 of investments in affiliated issuers, respectively (Note 5).

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/97.00 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

****	Computation of offering price per share 100/96.00 of net asset value.

*****Computation	of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	111

Maryland Municipal Bond Fund		Virginia Municipal Bond Fund		Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund— Conservative Growth		Managed Allocation Fund— Moderate Growth

$9.15		$10.11		$9.62		$9.03		$7.97		$7.51

$9.17		$—		$9.62		$8.90		$7.94		$7.29

$9.16		$—		$9.62		$8.90		$—		$—

$9.58	***	$10.59	***	$10.07	***	$9.46	***	$8.30	****	$7.86	***

$9.17		$—		$9.62		$8.90		$7.94		$7.29

$9.16		$—		$9.62		$8.90		$—		$—

$9.15		$10.11		$9.62		$9.03		$7.97		$7.51

$8.71	*****	$—		$9.14	*****	$8.46	*****	$7.54	*****	$6.93	*****

$9.16		$—		$9.62		$8.90		$—		$—

$124,777,108		$16,972,676		$157,754,142		$91,238,891		$10,739,656		$53,630,629

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

112	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2008	Managed Allocation Fund— Aggressive Growth	Balanced Fund	Equity Income Fund
ASSETS
Investments in securities, at value	$17,834,941 (a)	$17,441,879 (a)	$17,763,639 (a)
Cash	24	25,583	108
Receivable due from Advisor	4,835	5,738	—
Income receivable	850	73,902	32,539
Receivable for shares sold	8,172	442	1,574
Receivable for investments sold	—	162,169	113,503

TOTAL ASSETS	17,848,822	17,709,713	17,911,363

LIABILITIES:
Payable for investments purchased	—	146,246	175,094
Payable for shares redeemed	2,584	7,730	—
Payable for Trustees’ fees	510	549	620
Payable for distribution services fee (Note 5)	3,000	9,383	744
Payable for shareholder services fee (Note 5)	—	2,359	1,404
Accrued expenses	2,953	33,585	29,367

TOTAL LIABILITIES	9,047	199,852	207,229

NET ASSETS	$17,839,775	$17,509,861	$17,704,134

NET ASSETS CONSIST OF:
Paid-in capital	$26,573,173	$62,585,947	$30,991,183
Net unrealized appreciation (depreciation) of investments	(9,532,320)	(4,083,726)	(8,403,740)
Accumulated net realized gain (loss) on investments and foreign currency transactions	910,146	(41,061,199)	(4,897,207)
Undistributed net investment income	(111,224)	68,839	13,898

TOTAL NET ASSETS	$17,839,775	$17,509,861	$17,704,134

Class A Shares	$12,046,068	$12,653,368	$2,184,943

Class B Shares	$5,793,707	$2,749,514	$242,960

Institutional I Shares	$—	$2,106,979	$15,276,231

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	1,858,853	1,115,593	496,632

Class B Shares	926,439	239,800	55,474

Institutional I Shares	—	185,303	3,496,857

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	113

Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$114,335,839 (a)	$72,895,198 (a)	$96,304,825 (a)	$49,127,149 (a)	$18,374,751 (a)
4,436	97	3,430	1,922	155
—	8,487	—	—	6,110
146,764	106,869	137,143	32,745	9,426
40,497	1,916	11,065	34,660	24,523
—	142,440	477,153	1,313,259	585,349

114,527,536	73,155,007	96,933,616	50,509,735	19,000,314

—	183,284	376,298	1,080,912	638,186
27,468	694,476	13,625	8,276	2,810
575	612	549	601	746
3,821	1,363	5,646	993	7,699
8,511	249	7,787	8,560	3,030
52,622	46,690	27,381	36,130	35,840

92,997	926,674	431,286	1,135,472	688,311

$114,434,539	$72,228,333	$96,502,330	$49,374,263	$18,312,003

$160,848,507	$99,522,566	$116,469,307	$68,985,071	$53,898,848
(30,363,863)	(15,058,557)	(3,177,247)	(11,085,009)	(4,345,146)
(16,182,107)	(12,431,547)	(18,033,563)	(8,610,178)	(31,307,328)
132,002	195,871	1,243,833	84,379	65,629

$114,434,539	$72,228,333	$96,502,330	$49,374,263	$18,312,003

$3,773,206	$2,510,460	$17,232,340	$1,118,850	$10,590,130

$745,532	$436,886	$2,431,403	$648,712	$1,634,491

$109,915,801	$69,280,987	$76,838,587	$47,606,701	$6,087,382

496,770	312,378	3,123,982	184,564	861,967

99,497	54,459	475,828	114,878	142,578

14,460,547	8,621,458	14,018,698	7,851,983	486,443

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

114	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2008	Managed Allocation Fund— Aggressive Growth		Balanced Fund		Equity Income Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$6.48		$11.34		$4.40

Class B Shares	$6.25		$11.47		$4.38

Institutional I Shares	$—		$11.37		$4.37

Offering Price Per Share*
Class A Shares	$6.82	**	$12.00	***	$4.66	***

Class B Shares	$6.25		$11.47		$4.38

Institutional I Shares	$—		$11.37		$4.37

Redemption Proceeds Per Share*
Class A Shares	$6.48		$11.34		$4.40

Class B Shares	$5.94	****	$10.90	****	$4.16	****

Institutional I Shares	$—		$11.37		$4.37

Investments, at identified cost	$27,367,261		$21,525,605		$26,167,379

(a)	Includes $17,834,941, $230,821, $885,175, $5,445,007, $535,639, $1,038,478, $390,064 and $233,640 of investments in affiliated issuers, respectively (Note 5).

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/95 of net asset value.

***	Computation of offering price per share 100/94.50 of net asset value.

****	Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	115

Large Cap Value Fund		Equity Index Fund		Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

$7.60		$8.04		$5.52		$6.06		$12.29

$7.49		$8.02		$5.11		$5.65		$11.46

$7.60		$8.04		$5.48		$6.06		$12.51

$8.04	***	$8.51	***	$5.84	***	$6.41	***	$13.01	***

$7.49		$8.02		$5.11		$5.65		$11.46

$7.60		$8.04		$5.48		$6.06		$12.51

$7.60		$8.04		$5.52		$6.06		$12.29

$7.12	****	$7.62	****	$4.85	****	$5.37	****	$10.89	****

$7.60		$8.04		$5.48		$6.06		$12.51

$144,699,702		$87,953,755		$99,482,072		$60,212,158		$22,719,897

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

116	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2008	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund
ASSETS
Investments in securities, at value	$68,489,604 (a)	$53,337,340 (a)	$44,495,882 (a)	$137,254,876 (a)	$167,053,241 (a)
Cash	2,167	1,494	421,276	32,752	3,062
Cash denominated in foreign currencies (identified cost $1,191,003)	—	—	—	—	1,146,501
Receivable for daily variation margin	—	—	—	—	852,854
Income receivable	110,783	16,533	50,172	28,122	768,086
Receivable for shares sold	27,811	43,458	2,584	99,430	20,015
Receivable for foreign exchange contacts		—	—	—	39,591
Receivable for investments sold	213,925	533,883	1,418,290	12,368,476	3,768,818

TOTAL ASSETS	68,844,290	53,932,708	46,388,204	149,783,656	173,652,168

LIABILITIES:
Payable for investments purchased	270,551	583,102	923,522	19,628,297	3,286,600
Payable to bank	—	—	—	—	—
Payable for foreign exchange contacts	—	—	—	—	133,300
Payable for shares redeemed	28,773	31,625	4,788	469,046	11,367
Payable for Trustees’ fees	569	620	605	598	580
Payable for distribution services fee (Note 5)	5,784	988	1,274	6,548	3,680
Payable for shareholder services fee (Note 5)	5,202	5,801	3,677	10,568	29,574
Accrued expenses	47,373	21,012	56,558	73,928	25,482

TOTAL LIABILITIES	358,252	643,148	990,424	20,188,985	3,490,583

NET ASSETS	$68,486,038	$53,289,560	$45,397,780	$129,594,671	$170,161,585

NET ASSETS CONSIST OF:
Paid-in capital	$98,970,903	$69,174,157	$68,182,115	$208,071,836	$261,000,207
Net unrealized appreciation (depreciation) of investments	(30,740,541)	(13,666,601)	(14,281,196)	(7,488,436)	(81,375,209)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(557,675)	(2,358,121)	(8,650,569)	(70,536,018)	(13,196,232)
Undistributed net investment income	813,351	140,125	147,430	(452,711)	3,732,819

TOTAL NET ASSETS	$68,486,038	$53,289,560	$45,397,780	$129,594,671	$170,161,585

Class A Shares	$16,930,705	$3,542,890	$3,367,731	$30,022,095	$6,242,921

Class B Shares	$1,159,290	$321,750	$746,420	$1,310,008	$503,856

Class C Shares	$—	$—	$—	$280,165	$—

Institutional I Shares	$50,396,043	$49,424,920	$41,283,629	$97,982,403	$163,414,808

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	1,994,206	422,114	915,026	2,910,926	900,492

Class B Shares	150,621	40,064	229,901	136,870	75,834

Class C Shares	—	—	—	28,257	—

Institutional I Shares	5,921,002	5,781,890	11,214,385	9,253,215	23,738,788

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	117

October 31, 2008	Mid Cap Stock Fund		Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE*
Net Asset Value Per Share
Class A Shares	$8.49		$8.39		$3.68		$10.31		$6.93

Class B Shares	$7.70		$8.03		$3.25		$9.57		$6.64

Class C Shares	$—		$—		$—		$9.91		$—

Institutional I Shares	$8.51		$8.55		$3.68		$10.59		$6.88

Offering Price Per Share *
Class A Shares	$8.98	**	$8.88	**	$3.89	**	$10.91	**	$7.33	**

Class B Shares	$7.70		$8.03		$3.25		$9.57		$6.64

Class C Shares	$—		$—		$—		$9.91		$—

Institutional I Shares	$8.51		$8.55		$3.68		$10.59		$6.88

Redemption Proceeds Per Share *
Class A Shares	$8.49		$8.39		$3.68		$10.31		$6.93

Class B Shares	$7.32	***	$7.63	***	$3.08	***	$9.09	***	$6.31	***

Class C Shares			$—		$—		$9.81	****	$—

Institutional I Shares	$8.51		$8.55		$3.68		$10.59		$6.88

Investments, at identified cost	$99,230,145		$67,003,941		$58,777,078		$144,743,312		$248,305,516

(a)	Includes $2,191,230, $2,945,626, $315,141, $7,958,209 and $6,592,999 of investments in affiliated issuers, respectively (Note 5).

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

***	Computation of redemption price per share 95/100 of net asset value.

****	Computation of redemption price per share 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

118	STATEMENTS OF OPERATIONS

October 31, 2008	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	3,462,991	1,116,868	3,021,194	2,380,793

TOTAL INVESTMENT INCOME	3,462,991	1,116,868	3,021,194	2,380,793

EXPENSES
Investment advisory fee (Note 5)	503,597	183,300	414,486	363,013
Administrative personnel and services fee (Note 5)	20,494	6,393	14,456	12,662
Custodian fees	9,075	5,445	8,378	9,678
Transfer and dividend disbursing agent fees and expenses	6,800	6,488	11,998	12,177
Trustees’ fees	5,042	5,042	5,042	5,042
Auditing fees	7,924	7,882	7,864	7,864
Legal fees	5,937	6,073	6,311	6,073
Portfolio accounting fees	21,173	6,822	22,174	13,594
Distribution services fee—Class A Shares (Note 5)	3,884	101	17,539	34,497
Distribution services fee—Class B Shares (Note 5)	537	308	1,006	4,416
Shareholder services fee—Class A Shares (Note 5)	3,884	101	17,539	53,153
Shareholder services fee—Class B Shares (Note 5)	179	102	331	1,455
Shareholder services fee—Institutional I Shares (Note 5)	205,769	65,261	130,156	75,023
Share registration costs	12,602	12,602	12,602	12,602
Printing and postage	2,622	2,521	5,042	4,688
Cash management fees	1,440	461	1,052	1,058
Tax preparation	3,601	3,601	3,601	3,601
Principal Executive Officer fees	1,732	669	2,032	1,264
Investment Company Institute fees	664	552	552	385
Insurance premiums	5,907	4,278	5,781	4,931
Miscellaneous	799	1,765	2,268	2,269

TOTAL EXPENSES	823,662	319,767	690,210	629,445

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(65,117)	(62,230)	(36,841)	(122,764)
Waiver of distribution services fee—Class A Shares	(1,554)	(40)	(32,923)	(21,261)
Waiver of distribution services fee—Class B Shares	—	—	—	—
Waiver of shareholder services fee—Class A Shares	(3,884)	(101)	(17,539)	(53,153)
Waiver of shareholder services fee—Class B Shares	—	—	—	—
Waiver of shareholder services fee—Institutional I Shares	(205,769)	(65,261)	(130,156)	(75,023)
Waiver of transfer and dividend disbursing agent fees and expenses	(339)	(256)	(495)	(583)
Waiver of principal executive officer fee	(802)	(251)	(762)	(471)

TOTAL WAIVERS AND REIMBURSEMENTS	(277,465)	(128,139)	(218,716)	(273,255)

Net Expenses	546,197	191,628	471,494	356,190

Net investment income	2,916,794	925,240	2,549,700	2,024,603

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain (loss) on investments	83,275	(231,415)	112,200	(325,822)
Net change in unrealized appreciation (depreciation) of investments	(927,857)	(1,048,483)	(3,414,839)	(6,930,745)

Net realized and unrealized gain (loss) on investments	(844,582)	(1,279,898)	(3,302,639)	(7,256,567)

Change in net assets resulting from operations	$2,072,212	$(354,658)	$(752,939)	$(5,231,964)

(a)	Including $ 114,885 and $334,420 received from affiliated issuers, respectively (Note 5).

(b)	Net of foreign taxes withheld of $1,464.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	119

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund— Conservative Growth	Managed Allocation Fund—Moderate Growth

$—	$—	$—	$—	$—	$114,885 (a)	$334,420 (a)
2,777,393	3,139,806	394,062	4,100,700 (b)	2,627,531	—	—

2,777,393	3,139,806	394,062	4,100,700	2,627,531	114,885	334,420

423,895	449,373	60,677	600,893	279,267	13,011	64,833
14,784	15,674	2,117	20,957	11,363	1,271	6,329
10,962	12,703	6,170	10,889	9,060	2,420	3,901
7,360	10,634	4,588	6,900	11,029	17,295	63,843
5,042	5,042	5,385	5,042	5,042	5,042	5,201
7,882	7,888	7,944	7,888	7,924	7,864	7,897
5,591	6,007	5,591	5,832	6,122	5,591	5,631
15,728	17,312	2,014	22,141	18,400	1,364	7,642
6,495	48,549	17,843	1,939	6,392	9,493	29,914
3,146	5,691	—	685	3,228	10,555	69,721
6,499	51,037	21,999	1,943	6,832	9,493	36,098
808	1,796	—	228	985	3,518	23,520
143,844	107,556	—	212,434	108,453	—	—
10,200	11,090	5,042	12,602	27,725	12,602	10,081
3,421	4,442	5,935	2,066	4,285	3,730	14,515
1,132	1,211	151	1,695	1,659	865	784
3,601	3,601	3,601	3,601	3,601	3,601	3,601
1,682	1,426	201	2,200	1,534	363	781
473	495	61	692	425	46	224
5,253	5,338	3,750	6,044	5,252	3,702	4,366
2,420	3,181	1,328	2,521	2,245	1,276	2,031

680,218	770,046	154,397	929,192	520,823	113,102	360,913

(3,930)	(104,934)	(59,550)	(170,015)	(95,949)	(28,743)	(23,695)
(3,899)	(30,622)	—	(777)	(2,733)	(9,493)	—
—	—	—	—	—	(2,674)	—
(6,499)	(51,037)	(21,999)	(1,943)	(6,832)	(9,493)	(41,001)
—	—	—	—	—	(3,518)	—
(143,844)	(107,557)	—	(212,434)	(108,453)	—	—
(302)	(502)	(339)	(851)	(517)	(587)	(2,599)
(579)	(607)	(74)	(293)	(582)	(57)	(281)

(159,053)	(295,259)	(81,962)	(386,313)	(215,066)	(54,565)	(67,576)

521,165	474,787	72,435	542,879	305,757	58,537	293,337

2,256,228	2,665,019	321,627	3,557,821	2,321,774	56,348	41,083

(1,593,292)	(18,476)	—	(351,245)	125,575	(58,649)	(442,934)
(5,562,538)	(8,736,676)	(936,879)	(5,716,753)	(7,229,805)	(1,911,303)	(13,645,220)

(7,155,830)	(8,755,152)	(936,879)	(6,067,998)	(7,104,230)	(1,969,952)	(14,088,154)

$(4,899,602)	$(6,090,133)	$(615,252)	$(2,510,177)	$(4,782,456)	$(1,913,604)	$(14,047,071)

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

120	STATEMENTS OF OPERATIONS (continued)

October 31, 2008	Managed Allocation Fund— Aggressive Growth	Balanced Fund		Equity Income Fund	Large Cap Value Fund
INVESTMENT INCOME:
Dividends	$28,618 (a)	$449,855	(a)(b)	$452,010 (a)	$1,668,092	(a)(b)
Interest	—	—		—	—

TOTAL INVESTMENT INCOME	28,618	449,855		452,010	1,668,092

EXPENSES
Investment advisory fee (Note 5)	32,187	73,562		86,696	518,406
Administrative personnel and services fee (Note 5)	3,141	2,762		3,022	18,075
Custodian fees	3,399	4,948		3,266	7,391
Transfer and dividend disbursing agent fees and expenses	38,431	36,738		10,112	16,248
Trustees’ fees	5,042	5,041		5,042	5,042
Auditing fees	7,864	7,867		7,925	7,864
Legal fees	5,591	5,992		6,129	5,980
Portfolio accounting fees	6,069	3,643		5,294	21,449
Distribution services fee—Class A Shares (Note 5)	21,681	20,686		3,811	16,275
Distribution services fee—Class B Shares (Note 5)	31,516	12,960		1,051	4,080
Shareholder services fee—Class A Shares (Note 5)	21,681	20,831		3,861	15,815
Shareholder services fee—Class B Shares (Note 5)	10,505	4,271		348	1,269
Shareholder services fee—Institutional I Shares (Note 5)	—	778		26,220	155,385
Share registration costs	10,081	12,602		12,602	15,627
Printing and postage	13,804	10,657		3,329	7,655
Cash management fees	280	730		320	1,512
Tax preparation	3,601	3,601		3,601	3,601
Principal Executive Officer fees	943	362		551	2,026
Investment Company Institute fees	120	107		155	607
Insurance premiums	3,978	3,932		4,177	5,860
Miscellaneous	1,888	1,912		1,879	2,445

TOTAL EXPENSES	221,802	233,982		189,391	832,612

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(18,505)	(77,850)		(39,645)	(8,986)
Waiver of distribution services fee—Class A Shares	(21,681)	—		—	(45,346)
Waiver of distribution services fee—Class B Shares	(7,564)	—		—	—
Waiver of shareholder services fee—Class A Shares	(21,681)	(20,831)		(3,861)	(16,276)
Waiver of shareholder services fee—Class B Shares	(10,505)	—		—	—
Waiver of shareholder services fee—Institutional I Shares	—	(1,634)		(13,911)	(87,113)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,873)	(1,540)		(467)	(736)
Waiver of principal executive officer fee	(151)	(133)		(202)	(769)

TOTAL WAIVERS AND REIMBURSEMENTS	(81,960)	(101,988)		(58,086)	(159,226)

Net Expenses	139,842	131,994		131,305	673,386

Net investment income (loss)	(111,224)	317,861		320,705	994,706

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain (loss) on investments	(948,018)	(1,323,714)		(3,222,301)	(16,617,735)
Net change in unrealized appreciation (depreciation) of investments	(8,866,210)	(3,750,357)		(5,428,456)	(37,434,165)

Net realized and unrealized gain (loss) on investments	(9,814,228)	(5,074,071)		(8,650,757)	(54,051,900)

Change in net assets resulting from operations	$(9,925,452)	$(4,756,210)		$(8,330,052)	$(53,057,194)

(a)	Including $28,618,$5,815, $7,353, $86,140, $3,049, $8,278, $6,510 and $4,795 received from affiliated issuers, respectively (Note 5).

(b)	Net of foreign taxes withheld of $792, $28,662, $171, $663 and $312, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	121

Equity Index Fund	Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

$1,128,556 (a)	$1,537,669	(a)(b)	$464,731	(a)(b)	$183,452	(a)(b)
—	—		—		—

1,128,556	1,537,669		464,731		183,452

97,739	559,747		280,196		92,576
11,925	16,069		8,045		3,227
10,889	6,558		5,074		3,500
16,925	28,158		6,353		45,160
5,042	5,042		5,278		5,042
7,864	7,904		7,982		7,864
5,641	6,084		5,621		6,071
15,266	21,540		9,194		4,554
4,025	29,228		2,010		18,672
2,164	12,515		3,213		8,652
4,133	26,265		2,029		19,024
716	3,687		1,062		2,790
117,319	115,468		71,306		5,040
11,090	11,809		12,663		10,177
5,042	20,064		4,474		15,418
973	1,299		666		302
3,601	3,601		3,601		3,601
1,308	2,198		675		419
390	473		272		123
5,008	5,906		4,554		4,002
2,222	2,858		2,405		1,821

329,282	886,473		436,673		258,035

(126,698)	(37,782)		(12,210)		(77,943)
—	—		—		—
—	—		—		—
(4,133)	(29,720)		(2,030)		(19,024)
—	—		—		—
(117,319)	(67,985)		(41,241)		(5,801)
(502)	(2,315)		(495)		(1,936)
(495)	(787)		(345)		(158)

(249,147)	(138,589)		(56,321)		(104,862)

80,135	747,884		380,352		153,173

1,048,421	789,785		84,379		30,279

3,031,979	(3,745,111)		(7,068,957)		(2,523,859)
(34,579,519)	(40,786,329)		(14,873,738)		(6,803,915)

(31,547,540)	(44,531,440)		(21,942,695)		(9,327,774)

$(30,499,119)	$(43,741,655)		$(21,858,316)		$(9,297,495)

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

122	STATEMENTS OF OPERATIONS (concluded)

October 31, 2008	Mid Cap Stock Fund		Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
INVESTMENT INCOME:
Dividends	$1,091,254	(a)(b)	$486,298	(a)(b)	$511,069	(a)(b)	$642,071	(a)(b)	$4,486,986	(a)(b)

TOTAL INVESTMENT INCOME	1,091,254		486,298		511,069		642,071		4,486,986

EXPENSES
Investment advisory fee (Note 5)	424,519		309,104		278,535		771,734		1,224,882
Administrative personnel and services fee (Note 5)	12,188		8,876		7,997		22,159		29,885
Custodian fees	7,864		3,715		6,981		9,109		30,315
Transfer and dividend disbursing agent fees and expenses	41,307		15,443		10,098		85,598		23,073
Trustees’ fees	5,042		5,042		5,052		5,042		5,042
Auditing fees	7,864		7,864		7,930		7,864		7,898
Legal fees	5,865		5,876		5,591		6,055		6,021
Portfolio accounting fees	14,911		9,349		10,927		25,527		36,092
Distribution services fee—Class A Shares (Note 5)	20,231		6,811		5,838		41,242		8,405
Distribution services fee—Class B Shares (Note 5)	6,684		1,826		3,819		7,222		3,364
Distribution services fee—Class C Shares (Note 5)	—		—		—		259		—
Shareholder services fee—Class A Shares (Note 5)	35,457		6,875		5,863		54,452		12,254
Shareholder services fee—Class B Shares (Note 5)	2,210		537		1,221		1,886		1,061
Shareholder services fee—Class C Shares (Note 5)	—		—		—		233		—
Shareholder services fee—Institutional I Shares (Note 5)	82,721		75,489		57,929		156,668		263,317
Share registration costs	11,223		12,602		12,602		15,175		13,625
Printing and postage	14,576		7,564		2,886		36,944		15,633
Cash management fees	1,089		532		727		1,814		2,420
Tax preparation	3,601		3,601		3,600		3,601		3,601
Principal Executive Officer fees	1,502		754		2,307		2,548		3,320
Investment Company Institute fees	443		473		322		743		977
Insurance premiums	5,253		4,353		4,777		6,333		7,174
Miscellaneous	2,210		2,269		2,015		3,018		2,319

TOTAL EXPENSES	706,760		488,955		437,017		1,265,226		1,700,678

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(52,932)		(91,621)		(27,673)		(22,049)		(2,490)
Waiver of distribution services fee—Class C Shares	—		—		—		(963)		—
Waiver of shareholder services fee—Class A Shares	(35,457)		(6,875)		(5,863)		(54,452)		(12,254)
Waiver of shareholder services fee—Class C Shares	—		—		—		(350)		—
Waiver of shareholder services fee—Institutional I Shares	(45,330)		(43,384)		(38,889)		(88,235)		(152,279)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,003)		(624)		(539)		(3,434)		(1,128)
Waiver of principal executive officer fee	(567)		(278)		(414)		(961)		(1,257)

TOTAL WAIVERS AND REIMBURSEMENTS	(136,289)		(142,782)		(73,378)		(170,444)		(169,408)

Net Expenses	570,471		346,173		363,639		1,094,782		1,531,270

Net investment income (loss)	520,783		140,125		147,430		(452,711)		2,955,716

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments and foreign currency transactions	(3,167,351)		(4,024,988)		(4,215,633)		(46,894,104)		(16,080,295)
Net realized loss on futures contracts	—		—		—		—		(102,534)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(37,275,928)		(26,709,328)		(16,240,710)		(18,207,749)		(109,420,840)
Net change in unrealized appreciation of futures contracts	—		—		—		—		(64,926)

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	(40,443,279)		(30,734,316)		(20,456,343)		(65,101,853)		(125,668,595)

Change in net assets resulting from operations	$(39,922,496)		$(30,594,191)		$(20,308,913)		$(65,554,564)		$(122,712,879)

(a)	Including $15,320, $31,634, $15,729, $53,070 and $20,924 received from affiliated issuers, respectively (Note 5).

(b)	Net of foreign taxes withheld of $936, $921, $569, $3,052 and $424,641, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

123

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

124	STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$2,916,794	$7,158,537
Net realized gain (loss) on investments	83,275	523,407
Net change in unrealized appreciation (depreciation) of investments	(927,857)	2,739,446

Change in net assets resulting from operations	2,072,212	10,421,390

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(52,159)	(119,217)
Class B Shares	(1,758)	(2,975)
Institutional I Shares	(2,885,364)	(7,040,361)
Distributions from net realized gain on investments
Class A Shares	—	—
Class B Shares	—	—
Institutional I Shares	—	—

Change in net assets resulting from distributions to shareholders	(2,939,281)	(7,162,553)

SHARE TRANSACTIONS
Proceeds from sale of shares	17,675,039	45,290,435
Net asset value of shares issued to shareholders in payment of distributions declared	1,719,954	3,644,921
Cost of shares redeemed	(38,788,121)	(73,542,493)

Change in net assets resulting from share transactions	(19,393,128)	(24,607,137)

Change in net assets	(20,260,197)	(21,348,300)
NET ASSETS
Beginning of period	167,655,793	189,004,093

End of period	$147,395,596	$167,655,793

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,613)	$20,874

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	125

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$925,240	$2,372,355	$2,549,700	$6,671,003	$2,024,603	$3,974,509	$2,256,228	$4,754,876
(231,415)	(96,467)	112,200	1,817,079	(325,822)	(475,321)	(1,593,292)	755,162
(1,048,483)	351,763	(3,414,839)	1,645,881	(6,930,745)	(2,148,462)	(5,562,538)	(1,835,126)

(354,658)	2,627,651	(752,939)	10,133,963	(5,231,964)	1,350,726	(4,899,602)	3,674,912

(1,388)	(3,326)	(289,837)	(2,125,117)	(794,989)	(2,287,317)	(93,479)	(184,063)
(1,068)	(1,864)	(4,491)	(7,736)	(16,964)	(34,264)	(11,344)	(22,697)
(937,874)	(2,349,080)	(2,268,706)	(4,515,141)	(1,168,248)	(1,628,266)	(2,125,669)	(4,519,450)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(940,330)	(2,354,270)	(2,563,034)	(6,647,994)	(1,980,201)	(3,949,847)	(2,230,492)	(4,726,210)

1,989,949	8,379,351	40,898,625	34,426,615	31,489,890	23,717,666	6,257,206	9,354,118
312,552	737,886	1,582,026	3,289,308	1,063,449	1,938,402	373,646	667,318
(11,469,731)	(13,730,547)	(56,466,793)	(89,700,639)	(36,882,310)	(23,382,732)	(12,037,734)	(24,999,832)

(9,167,230)	(4,613,310)	(13,986,142)	(51,984,716)	(4,328,971)	2,273,336	(5,406,882)	(14,978,396)

(10,462,218)	(4,339,929)	(17,302,115)	(48,498,747)	11,541,136	(325,785)	(12,536,976)	(16,029,694)

54,556,727	58,896,656	123,622,952	172,121,699	104,739,050	105,064,835	123,920,459	139,950,153

$44,094,509	$54,556,727	$106,320,837	$123,622,952	$93,197,914	$104,739,050	$111,383,483	$123,920,459

$3,288	$18,378	$37,457	$50,791	$64,015	$21,090	$43,762	$30,463

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

126	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Maryland Municipal Bond Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$2,665,019	$5,511,467
Net realized gain (loss) on investments	(18,476)	277,288
Capital gain distributions from other registered investment companies	—	—
Net change in unrealized appreciation (depreciation) of investments	(8,736,676)	(3,913,428)

Change in net assets resulting from operations	(6,090,133)	1,875,327

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(825,407)	(1,712,916)
Class B Shares	(23,807)	(50,456)
Institutional I Shares	(1,780,668)	(3,709,680)
Distributions from net realized gain on investments
Class A Shares	—	(73,190)
Class B Shares	—	(2,888)
Institutional I Shares	—	(158,708)

Change in net assets resulting from distributions to shareholders	(2,629,882)	(5,707,838)

SHARE TRANSACTIONS
Proceeds from sale of shares	3,738,940	11,870,428
Net asset value of shares issued to shareholders in payment of distributions declared	771,460	1,602,744
Cost of shares redeemed	(8,116,658)	(26,686,352)

Change in net assets resulting from share transactions	(3,606,258)	(13,213,180)

Change in net assets	(12,326,273)	(17,045,691)
NET ASSETS
Beginning of Period	130,343,486	147,389,177

End of Period	$118,017,213	$130,343,486

Undistributed (distributions in excess of) net investment income included in net assets at end of Period	$67,730	$38,462

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	127

Virginia Municipal Bond Fund		Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund — Conservative Growth
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$321,627	$623,987	$3,557,821	$8,111,639	$2,321,774	$5,682,527	$56,348	$191,928
—	12,240	(365,038)	1,250,434	125,575	60,313	(58,649)	18,736
—	—	—	—	—	—	—	414,916
(936,879)	(245,937)	(5,702,960)	1,838,201	(7,229,805)	(802,259)	(1,911,303)	(560,715)

(615,252)	390,290	(2,510,177)	11,200,274	(4,782,456)	4,940,581	(1,913,604)	64,865

(315,791)	(618,718)	(30,905)	(37,840)	(130,294)	(268,281)	(43,961)	(211,480)
—	—	(2,879)	(24,524)	(17,144)	(37,071)	(8,540)	(55,449)
—	—	(3,499,003)	(7,996,223)	(2,159,775)	(5,358,637)	—	—

—	(155,706)	—	—	—	—	—	(154,925)
—	—	—	—	—	—	—	(53,971)
—	—	—	—	—	—	—	—

(315,791)	(774,424)	(3,532,787)	(8,058,587)	(2,307,213)	(5,663,989)	(52,501)	(475,825)

1,640,352	1,518,626	5,410,171	33,954,368	2,749,869	25,148,104	588,710	1,124,212
225,169	597,195	1,111,823	1,933,012	1,047,571	1,837,826	51,504	463,909
(961,737)	(3,290,712)	(28,271,320)	(56,146,867)	(10,638,713)	(51,358,254)	(1,562,830)	(3,690,623)

903,784	(1,174,891)	(21,749,326)	(20,259,487)	(6,841,273)	(24,372,324)	(922,616)	(2,102,502)

(27,259)	(1,559,025)	(27,792,290)	(17,117,800)	(13,930,942)	(25,095,732)	(2,888,721)	(2,513,462)

16,569,654	18,128,679	179,995,541	197,113,341	97,875,993	122,971,725	11,432,297	13,945,759

$16,542,395	$16,569,654	$152,203,251	$179,995,541	$83,945,051	$97,875,993	$8,543,576	$11,432,297

$7,427	$3,201	$83,350	$58,316	$34,195	$19,634	$13,118	$9,271

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

128	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Allocation Fund— Moderate Growth
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$41,083	$422,862
Net realized gain (loss) on investments	(442,934)	516,020
Capital gain distributions from other registered investment companies	—	3,422,855
Net change in unrealized appreciation (depreciation) of investments	(13,645,220)	(5,017,370)

Change in net assets resulting from operations	(14,047,071)	(655,633)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(599,598)
Class B Shares	—	(346,564)
Institutional I Shares	—	—
Distributions from net realized gain on investments
Class A Shares	—	(1,268,759)
Class B Shares	—	(755,526)
Institutional I Shares	—	—

Change in net assets resulting from distributions to shareholders	—	(2,970,447)

SHARE TRANSACTIONS
Proceeds from sale of shares	1,530,340	5,501,940
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,941,662
Cost of shares redeemed	(6,660,071)	(12,165,714)

Change in net assets resulting from share transactions	(5,129,731)	(3,722,112)

Change in net assets	(19,176,802)	(7,348,192)

NET ASSETS
Beginning of Period	58,270,647	65,618,839

End of Period	$39,093,845	$58,270,647

Undistributed (distributions in excess of) net investment income included in net assets at end of Period	$63,740	$22,657

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	129

Managed Allocation Fund— Aggressive Growth		Balanced Fund		Equity Income Fund		Large Cap Value Fund
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$(111,224)	$(91,878)	$317,861	$710,021	$320,705	$887,064	$994,706	$1,640,071
(948,018)	183,195	(1,323,714)	1,554,956	(3,222,301)	1,144,892	(16,617,735)	7,416,775
—	2,555,939	—	—	—	—	—	—
(8,866,210)	(4,118,569)	(3,750,357)	(2,805,003)	(5,428,456)	(7,329,331)	(37,434,165)	(25,327,239)

(9,925,452)	(1,471,313)	(4,756,210)	(540,026)	(8,330,052)	(5,297,375)	(53,057,194)	(16,270,393)

—	(267,202)	(245,285)	(537,617)	(40,007)	(79,683)	(40,804)	(391,823)
—	(125,766)	(16,521)	(63,112)	(2,591)	(3,784)	—	(709)
—	—	(38,750)	(110,015)	(292,557)	(788,812)	(916,097)	(1,182,407)

—	(795,568)	—	—	—	(759,438)	—	(2,416,791)
—	(387,847)	—	—	—	(66,710)	—	(79,745)
—	—	—	—	—	(6,809,013)	—	(7,218,999)

—	(1,576,383)	(300,556)	(710,744)	(335,155)	(8,507,440)	(956,901)	(11,290,474)

799,239	2,419,657	225,693	2,368,012	594,192	3,884,687	50,694,625	36,143,409
—	1,571,757	294,289	691,776	121,733	6,650,744	603,258	9,441,468
(2,882,160)	(4,441,474)	(2,988,195)	(8,965,841)	(4,096,702)	(21,082,018)	(45,264,852)	(29,545,222)

(2,082,921)	(450,060)	(2,468,213)	(5,906,053)	(3,380,777)	(10,546,587)	6,033,031	16,039,655

(12,008,373)	(3,497,756)	(7,524,979)	(7,156,823)	(12,045,984)	(24,351,402)	(47,981,064)	(11,521,212)

29,848,148	33,345,904	25,034,840	32,191,663	29,750,118	54,101,520	162,415,603	173,936,815

$17,839,775	$29,848,148	$17,509,861	$25,034,840	$17,704,134	$29,750,118	$114,434,539	$162,415,603

$(111,224)	$—	$68,839	$51,534	$13,898	$28,348	$132,002	$94,197

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

130	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Equity Index Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,048,421	$1,964,824
Net realized gain (loss) on investments	3,031,979	4,743,847
Net change in unrealized appreciation (depreciation) of investments	(34,579,519)	(12,124,523)

Change in net assets resulting from operations	(30,499,119)	(5,415,852)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(29,725)	(63,528)
Class B Shares	(3,014)	(4,869)
Institutional I Shares	(956,696)	(1,892,968)
Distributions from net realized gain on investments
Class A Shares	—	—
Class B Shares	—	—
Institutional I Shares	—	—

Change in net assets resulting from distributions to shareholders	(989,435)	(1,961,365)

SHARE TRANSACTIONS
Proceeds from sale of shares	7,593,588	20,598,272
Net asset value of shares issued to shareholders in payment of distributions declared	346,666	762,482
Cost of shares redeemed	(14,629,746)	(16,618,822)

Change in net assets resulting from share transactions	(6,689,492)	4,741,932

Change in net assets	(38,178,046)	(2,635,285)
NET ASSETS
Beginning of Period	110,406,379	113,041,664

End of Period	$72,228,333	$110,406,379

Undistributed (distributions in excess of) net investment income included in net assets at end of Period	$195,871	$136,885

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	131

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$789,785	$1,399,108	$84,379	$102,772	$30,279	$32,774
(3,745,111)	25,078,701	(7,068,957)	919,958	(2,523,859)	3,862,255
(40,786,329)	(27,806,141)	(14,873,738)	(3,799,477)	(6,803,915)	(3,700,350)

(43,741,655)	(1,328,332)	(21,858,316)	(2,776,747)	(9,297,495)	194,679

—	(170,486)	—	(3,440)	—	(5,456)
—	(23,095)	—	(1,284)	—	—
—	(751,479)	—	(129,319)	—	(3,378)

—	(3,988,191)	—	(55,321)	—	—
—	(592,894)	—	(31,790)	—	—
—	(17,460,700)	—	(1,883,054)	—	—

—	(22,986,845)	—	(2,104,208)	—	(8,834)

4,782,306	13,653,515	4,241,021	36,241,187	654,784	2,153,796
—	21,139,008	—	2,012,240	50	7,859
(16,262,893)	(93,225,692)	(5,817,574)	(13,062,146)	(3,016,933)	(16,056,465)

(11,480,587)	(58,433,169)	(1,576,553)	25,191,281	(2,362,099)	(13,894,810)

(55,222,242)	(82,748,346)	(23,434,869)	20,310,326	(11,659,594)	(13,708,965)

151,724,572	234,472,918	72,809,132	52,498,806	29,971,597	43,680,562

$96,502,330	$151,724,572	$49,374,263	$72,809,132	$18,312,003	$29,971,597

$1,243,833	$454,048	$84,379	$—	$65,629	$35,350

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

132	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Mid Cap Stock Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$520,783	$451,243
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	(3,167,351)	6,443,115
Net change in unrealized appreciation (depreciation) of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	(37,275,928)	(18,244,516)

Change in net assets resulting from operations	(39,922,496)	(11,350,158)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(153,271)
Class B Shares	—	(7,427)
Institutional I Shares	—	(265,980)
Distributions from net realized gain on investments
Class A Shares	—	(3,783,983)
Class B Shares	—	(214,404)
Class C Shares	—
Institutional I Shares	—	(6,436,452)

Change in net assets resulting from distributions to shareholders	—	(10,861,517)

SHARE TRANSACTIONS
Proceeds from sale of shares	17,660,061	11,920,470
Net asset value of shares issued to shareholders in payment of distributions declared	—	10,534,963
Cost of shares redeemed	(20,754,156)	(23,959,988)

Change in net assets resulting from share transactions	(3,094,095)	(1,504,555)

Change in net assets	(43,016,591)	(23,716,230)
NET ASSETS
Beginning of Period	111,502,629	135,218,859

End of Period	$68,486,038	$111,502,629

Undistributed (distributions in excess of) net investment income included in net assets at end of Period	$813,351	$292,568

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	133

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$140,125	$(317,432)	$147,430	$171,600	$(452,711)	$(1,653,790)	$2,955,716	$3,814,527
(4,024,988)	2,695,432	(4,215,633)	6,406,417	(46,894,104)	(6,338,226)	(16,182,829)	18,811,046

(26,709,328)	1,309,697	(16,240,710)	(17,037,364)	(18,207,749)	(2,555,033)	(109,485,766)	(28,020,100)

(30,594,191)	3,687,697	(20,308,913)	(10,459,347)	(65,554,564)	(10,547,049)	(122,712,879)	(5,394,527)

—	—	—	(27,732)	—	—	—	(130,568)
—	—	—	(6,146)	—	—	—	(11,114)
—	—	—	(368,274)	—	—	—	(2,730,712)

—	(984,992)	—	(1,253,321)	—	(8,240,043)	—	(1,057,331)
—	(83,725)	—	(308,540)	—	(408,944)	—	(93,281)
—	(7,648,398)	—	—	—	(50,174)	—
—	—	—	(16,838,868)	—	(22,063,757)	—	(21,074,462)

—	(8,717,115)	—	(18,802,881)	—	(30,762,918)	—	(25,097,468)

14,512,333	25,508,297	5,772,882	13,576,241	26,840,134	63,465,128	22,152,387	79,838,807
—	7,972,733	—	16,704,034	—	26,921,613	28	17,616,002
(6,367,854)	(13,468,440)	(13,329,236)	(45,182,944)	(22,477,292)	(43,612,152)	(15,981,561)	(38,633,359)

8,144,479	20,012,590	(7,556,354)	(14,902,669)	4,362,842	46,774,589	6,170,854	58,821,450

(22,449,712)	14,983,172	(27,865,267)	(44,164,897)	(61,191,722)	5,464,622	(116,542,025)	28,329,455

75,739,272	60,756,100	73,263,047	117,427,944	190,786,393	185,321,771	286,703,610	258,374,155

$53,289,560	$75,739,272	$45,397,780	$73,263,047	$129,594,671	$190,786,393	$170,161,585	$286,703,610

$140,125	$—	$147,430	$—	$(452,711)	$—	$3,732,819	$777,103

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

134	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2008(g)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.78		$ 9.61	$ 9.48	$ 9.60	$ 9.67	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.16	(d)	0.36 (d)	0.34	0.27	0.21	0.13
Net realized and unrealized gain (loss)	(0.05)		0.17	0.14	(0.12)	(0.06)	(0.04)

Total Income (Loss) From Operations	0.11		0.53	0.48	0.15	0.15	0.09

Less Distributions From:
Net Investment Income	(0.16)		(0.36)	(0.35)	(0.27)	(0.22)	(0.14)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.16)		(0.36)	(0.35)	(0.27)	(0.22)	(0.14)

Net Asset Value, End of Period	$ 9.73		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67

Total Return(a)	1.19%		5.65%	5.17%	1.63%	1.55%	0.96%
Net Assets, End of Period (millions)	$3,116		$3,005	$3,421	$4,477	$5,675	$8,549
Ratios to Average Net Assets
Gross Expense	1.23	%(e)	1.26%	1.27%	1.28%	1.28%	1.32	%(e)
Net Expenses(b)	0.80	%(e)	0.81%	0.89%	0.92%	0.81%	0.81	%(e)
Net Investment Income	3.33	%(e)	3.76%	3.68%	2.85%	2.26%	1.61	%(e)
Portfolio Turnover Rate	29%		67%	97%	71%	83%	125%

CLASS B SHARES	2008(g)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.78		$ 9.61	$ 9.48	$ 9.60	$ 9.67	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.12	(d)	0.28 (d)	0.29	0.22	0.15	0.05
Net realized and unrealized gain (loss)	(0.05)		0.17	0.13	(0.12)	(0.07)	(0.05)

Total Income (Loss) From Operations	0.07		0.45	0.42	0.10	0.08	0.00	(f)

Less Distributions From:
Net Investment Income	(0.12)		(0.28)	(0.29)	(0.22)	(0.15)	(0.05)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.12)		(0.28)	(0.29)	(0.22)	(0.15)	(0.05)

Net Asset Value, End of Period	$ 9.73		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67

Total Return(a)	0.76%		4.76%	4.51%	1.09%	0.87%	(0.05)%
Net Assets, End of Period (millions)	$249		$104	$105	$123	$124	$122
Ratios to Average Net Assets
Gross Expense	1.73	%(e)	1.76%	1.77%	1.78%	1.78%	1.82	%(e)
Net Expenses(b)	1.68	%(e)	1.66%	1.52%	1.45%	1.48%	1.71	%(e)
Net Investment Income	2.48	%(e)	2.90%	3.07%	2.37%	1.60%	0.66	%(e)
Portfolio Turnover Rate	29%		67%	97%	71%	83%	125%

INSTITUTIONAL I SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.78		$ 9.61	$ 9.48	$ 9.60	$ 9.67	$ 9.85
Income (Loss) From Operations:
Net Investment Income	0.17	(d)	0.38 (d)	0.37	0.30	0.23	0.25
Net realized and unrealized gain (loss)	(0.05)		0.17	0.13	(0.12)	(0.07)	(0.19)

Total Income (Loss) From Operations	0.12		0.55	0.50	0.18	0.16	0.06

Less Distributions From:
Net Investment Income	(0.17)		(0.38)	(0.37)	(0.30)	(0.23)	(0.24)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.38)	(0.37)	(0.30)	(0.23)	(0.24)

Net Asset Value, End of Period	$ 9.73		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67

Total Return(a)	1.26%		5.81%	5.40%	1.88%	1.68%	0.66%
Net Assets, End of Period (millions)	$144,030		$164,547	$185,478	$190,155	$191,002	$199,792
Ratios to Average Net Assets
Gross Expense	0.98	%(e)	1.01%	1.02%	1.03%	1.03%	1.08%
Net Expenses(b)	0.65	%(e)	0.66%	0.67%	0.67%	0.68%	0.71%
Net Investment Income	3.48	%(e)	3.91%	3.92%	3.12%	2.39%	2.06%
Portfolio Turnover Rate	29%		67%	97%	71%	83%	125%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Per share numbers have been calculated using the average shares method.
(e)	Computed on an annualized basis.
(f)	Represents less than $0.01.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	135

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.87		$ 9.83	$ 9.72	$ 9.80	$ 9.87	$ 9.91
Income (Loss) From Operations:
Net Investment Income	0.17	(d)	0.40 (d)	0.37	0.28	0.22	0.13
Net realized and unrealized gain (loss)	(0.25)		0.03	0.11	(0.08)	(0.07)	(0.04)

Total Income (Loss) From Operations	(0.08)		0.43	0.48	0.20	0.15	0.09

Less Distributions From:
Net Investment Income	(0.17)		(0.39)	(0.37)	(0.28)	(0.22)	(0.13)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.39)	(0.37)	(0.28)	(0.22)	(0.13)

Net Asset Value, End of Period	$9.62		$ 9.87	$ 9.83	$ 9.72	$ 9.80	$ 9.87

Total Return(a)	(0.82)%		4.48%	5.00%	2.10%	1.51%	0.90%
Net Assets, End of Period (millions)	$76		$63	$83	$281	$310	$136
Ratios to Average Net Assets
Gross Expense	1.48	%(e)	1.49%	1.49%	1.48%	1.46%	1.49	%(e)
Net Expenses(b)	0.88	%(e)	0.89%	0.93%	0.94%	0.96%	1.16	%(e)
Net Investment Income	3.40	%(e)	4.01%	3.65%	2.89%	2.28%	2.06	%(e)
Portfolio Turnover Rate	43%		80%	64%	83%	97%	99%

CLASS B SHARES	2008(f)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.88		$ 9.83	$ 9.72	$ 9.80	$ 9.87	$ 9.91
Income (Loss) From Operations:
Net Investment Income	0.13	(d)	0.31 (d)	0.29	0.21	0.14	0.08
Net realized and unrealized gain (loss)	(0.26)		0.05	0.11	(0.08)	(0.07)	(0.04)

Total Income (Loss) From Operations	(0.13)		0.36	0.40	0.13	0.07	0.04

Less Distributions From:
Net Investment Income	(0.13)		(0.31)	(0.29)	(0.21)	(0.14)	(0.08)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.31)	(0.29)	(0.21)	(0.14)	(0.08)

Net Asset Value, End of Period	$ 9.62		$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87

Total Return(a)	(1.34)%		3.70%	4.15%	1.30%	0.69%	0.38%
Net Assets, End of Period (millions)	$74		$77	$42	$66	$40	$26
Ratios to Average Net Assets
Gross Expense	1.97	%(e)	2.00%	1.98%	1.96%	1.96%	2.00	%(e)
Net Expenses(b)	1.73	%(e)	1.75%	1.74%	1.73%	1.77%	1.99	%(e)
Net Investment Income	2.53	%(e)	3.17%	2.91%	2.15%	1.42%	1.25	%(e)
Portfolio Turnover Rate	43%		80%	64%	83%	97%	99%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.88		$ 9.83	$ 9.72	$ 9.80	$ 9.87	$ 9.98
Income (Loss) From Operations:
Net Investment Income	0.18	(d)	0.41 (d)	0.38	0.30	0.24	0.24
Net realized and unrealized gain (loss)	(0.26)		0.05	0.11	(0.08)	(0.07)	(0.11)

Total Income (Loss) From Operations	(0.08)		0.46	0.49	0.22	0.17	0.13

Less Distributions From:
Net Investment Income	(0.18)		(0.41)	(0.38)	(0.30)	(0.24)	(0.24)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.18)		(0.41)	(0.38)	(0.30)	(0.24)	(0.24)

Net Asset Value, End of Period	$ 9.62		$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87

Total Return(a)	(0.85)%		4.74%	5.18%	2.29%	1.70%	1.31%
Net Assets, End of Period (millions)	$43,945		$54,417	$58,771	$67,521	$76,078	$82,154
Ratios to Average Net Assets
Gross Expense	1.22	%(e)	1.24%	1.24%	1.23%	1.21%	1.22%
Net Expenses(b)	0.73	%(e)	0.74%	0.75%	0.75%	0.78%	1.04%
Net Investment Income	3.54	%(e)	4.17%	3.93%	3.08%	2.40%	2.36%
Portfolio Turnover Rate	43%		80%	64%	83%	97%	99%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(d)	Per share numbers have been calculated using the average shares method.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

136	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2008(h)		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$ 9.48		$ 9.28	$ 9.10	$ 9.46	$ 9.51		$ 9.85
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.39 (c)	0.40	0.38	0.37	(c)	0.41
Net realized and unrealized gain (loss)	(0.24)		0.21	0.18	(0.36)	(0.00	)(d)	(0.33)

Total Income (Loss) From Operations	(0.05)		0.60	0.58	0.02	0.37		0.08

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.40)	(0.38)	(0.42)		(0.42)
Net Realized gains	—		—	—	—	—		(0.00	)(d)

Total Distributions	(0.20)		(0.40)	(0.40)	(0.38)	(0.42)		(0.42)

Net Asset Value, End of Period	$ 9.23		$ 9.48	$ 9.28	$ 9.10	$ 9.46		$ 9.51

Total Return(a)	(0.51)%		6.58%	6.46%	0.18%	3.93%		0.79%
Net Assets, End of Period (millions)	$6,975		$37,690	$51,955	$43,955	$45,179		$54,388
Ratios to Average Net Assets
Gross Expense	1.11	%(g)	1.33%	1.27%	1.32%	1.42%		1.19%
Net Expenses(b)	0.59	%(g)	0.94%	0.87%	0.88%	0.95%		0.93%
Net Investment Income	4.62	%(g)	4.22%	4.29%	3.93%	3.94%		3.51%
Portfolio Turnover Rate(e)	23%		52%	71%	95%	106%		64%

CLASS B SHARES	2008(h)		2008	2007	2006	2005		2004(f)
Net Asset Value, Beginning of Period	$ 9.49		$ 9.28	$ 9.10	$ 9.46	$ 9.51		$ 9.56
Income (Loss) From Operations:
Net Investment Income	0.16	(c)	0.31 (c)	0.31	0.30	0.29	(c)	0.20
Net realized and unrealized gain (loss)	(0.27)		0.21	0.18	(0.37)	(0.01)		(0.06)

Total Income (Loss) From Operations	(0.11)		0.52	0.49	(0.07)	0.28		0.14

Less Distributions From:
Net Investment Income	(0.16)		(0.31)	(0.31)	(0.29)	(0.33)		(0.19)
Net Realized gains	—		—	—	—	—		(0.00	)(d)

Total Distributions	(0.16)		(0.31)	(0.31)	(0.29)	(0.33)		(0.19)

Net Asset Value, End of Period	$ 9.22		$ 9.49	$ 9.28	$ 9.10	$ 9.46		$ 9.51

Total Return(a)	(1.18)%		5.69%	5.44%	(0.73)%	3.02%		1.49%
Net Assets, End of Period (millions)	$257		$316	$227	$367	$275		$108
Ratios to Average Net Assets
Gross Expense	1.88	%(g)	1.90%	1.86%	1.89%	1.92%		1.90	%(g)
Net Expenses(b)	1.82	%(g)	1.83%	1.83%	1.83%	1.84%		1.90	%(g)
Net Investment Income	3.27	%(g)	3.35%	3.33%	3.00%	3.09%		2.26	%(g)
Portfolio Turnover Rate(e)	23%		52%	71%	95%	106%		64%

INSTITUTIONAL I SHARES	2008(h)		2008	2007	2006	2005		2004(f)
Net Asset Value, Beginning of Period	$ 9.49		$ 9.28	$ 9.10	$ 9.46	$ 9.51		$ 9.56
Income (Loss) From Operations:
Net Investment Income	0.21	(c)	0.41 (c)	0.40	0.39	0.38	(c)	0.29	(c)
Net realized and unrealized gain (loss)	(0.28)		0.20	0.18	(0.36)	(0.00	)(d)	(0.06)

Total Income (Loss) From Operations	(0.07)		0.61	0.58	0.03	0.38		0.23

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.40)	(0.39)	(0.43)		(0.28)
Net Realized gains	—		—	—	—	—		(0.00	)(d)

Total Distributions	(0.20)		(0.40)	(0.40)	(0.39)	(0.43)		(0.28)

Net Asset Value, End of Period	$ 9.22		$ 9.49	$ 9.28	$ 9.10	$ 9.46		$ 9.51

Total Return(a)	(0.69)%		6.74%	6.49%	0.26%	4.03%		2.44%
Net Assets, End of Period (millions)	$99,089		$85,617	$119,940	$121,943	$129,035		$149,744
Ratios to Average Net Assets
Gross Expense	1.14	%(g)	1.14%	1.11%	1.14%	1.17%		1.15	%(g)
Net Expenses(b)	0.82	%(g)	0.83%	0.84%	0.84%	0.85%		0.94	%(g)
Net Investment Income	4.27	%(g)	4.34%	4.32%	3.97%	4.05%		3.17	%(g)
Portfolio Turnover Rate(e)	23%		52%	71%	95%	106%		64%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	This calculation excludes purchases and sales from dollar roll transactions.
(f)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(g)	Computed on an annualized basis.
(h)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	137

For a share outstanding throughout each year ended April 30, unless otherwise noted:

NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.25		$10.51	$10.38	$10.62	$10.46	$10.74
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.39 (c)	0.39	0.40	0.39	0.39
Net realized and unrealized gain (loss)	(0.70)		(0.27)	0.13	(0.23)	0.19	(0.19)

Total Income (Loss) From Operations	(0.51)		0.12	0.52	0.17	0.58	0.20

Less Distributions From:
Net Investment Income	(0.19)		(0.38)	(0.39)	(0.40)	(0.39)	(0.39)
Net Realized gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.19)		(0.38)	(0.39)	(0.41)	(0.42)	(0.48)

Net Asset Value, End of Period	$ 9.55		$10.25	$10.51	$10.38	$10.62	$10.46

Total Return(a)	(5.03)%		1.21%	5.13%	1.53%	5.60%	1.86%
Net Assets, End of Period (millions)	$34,168		$60,836	$59,371	$50,299	$52,380	$56,672
Ratios to Average Net Assets
Gross Expense	1.30	%(e)	1.39%	1.41%	1.44%	1.48%	1.27%
Net Expenses(b)	0.71	%(e)	0.79%	0.80%	0.82%	0.85%	0.87%
Net Investment Income	3.85	%(e)	3.70%	3.77%	3.76%	3.65%	3.67%
Portfolio Turnover Rate	58%		119%	37%	56%	41%	40%

CLASS B SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$10.25		$10.51	$10.38	$10.62	$10.46	$10.45
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.29 (c)	0.30	0.31	0.30	0.19
Net realized and unrealized gain (loss)	(0.70)		(0.26)	0.13	(0.23)	0.19	0.10

Total Income (Loss) From Operations	(0.55)		0.03	0.43	0.08	0.49	0.29

Less Distributions From:
Net Investment Income	(0.15)		(0.29)	(0.30)	(0.31)	(0.30)	(0.19)
Net Realized gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.15)		(0.29)	(0.30)	(0.32)	(0.33)	(0.28)

Net Asset Value, End of Period	$ 9.55		$10.25	$10.51	$10.38	$10.62	$10.46

Total Return(a)	(5.46)%		0.31%	4.23%	0.70%	4.75%	2.73%
Net Assets, End of Period (millions)	$1,107		$1,166	$1,470	$1,307	$773	$357
Ratios to Average Net Assets
Gross Expense	1.89	%(e)	1.91%	1.95%	1.97%	1.99%	1.97	%(e)
Net Expenses(b)	1.65	%(e)	1.66%	1.66%	1.65%	1.67%	1.87	%(e)
Net Investment Income	2.94	%(e)	2.83%	2.91%	2.95%	2.86%	2.77	%(e)
Portfolio Turnover Rate	58%		119%	37%	56%	41%	40%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$10.25		$10.51	$10.38	$10.62	$10.46	$10.45
Income (Loss) From Operations:
Net Investment Income	0.21	(c)	0.40 (c)	0.41	0.41	0.40	0.26
Net realized and unrealized gain (loss)	(0.71)		(0.27)	0.13	(0.23)	0.19	0.10

Total Income (Loss) From Operations	(0.50)		0.13	0.54	0.18	0.59	0.36

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.41)	(0.41)	(0.40)	(0.26)
Net Realized gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.20)		(0.39)	(0.41)	(0.42)	(0.43)	(0.35)

Net Asset Value, End of Period	$ 9.55		$10.25	$10.51	$10.38	$10.62	$10.46

Total Return(a)	(4.98)%		1.31%	5.26%	1.69%	5.77%	3.39%
Net Assets, End of Period (millions)	$57,923		$42,737	$44,224	$38,135	$26,921	$27,293
Ratios to Average Net Assets
Gross Expense	1.14	%(e)	1.16%	1.20%	1.22%	1.24%	1.20	%(e)
Net Expenses(b)	0.65	%(e)	0.66%	0.67%	0.67%	0.69%	0.87	%(e)
Net Investment Income	3.96	%(e)	3.83%	3.89%	3.92%	3.81%	3.68	%(e)
Portfolio Turnover Rate	58%		119%	37%	56%	41%	40%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

138	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.02		$10.09	$10.01	$10.27	$10.20	$10.45
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.35 (c)	0.37	0.38	0.36	0.37
Net realized and unrealized gain (loss)	(0.59)		(0.07)	0.07	(0.27)	0.07	(0.25)

Total Income (Loss) From Operations	(0.41)		0.28	0.44	0.11	0.43	0.12

Less Distributions From:
Net Investment Income	(0.18)		(0.35)	(0.36)	(0.37)	(0.36)	(0.37)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.18)		(0.35)	(0.36)	(0.37)	(0.36)	(0.37)

Net Asset Value, End of Period	$ 9.43		$10.02	$10.09	$10.01	$10.27	$10.20

Total Return(a)	(4.16)%		2.87%	4.49%	1.11%	4.24%	1.13%
Net Assets, End of Period (millions)	$4,762		$5,344	$5,407	$6,225	$8,311	$11,965
Ratios to Average Net Assets
Gross Expense	1.36	%(e)	1.38%	1.40%	1.39%	1.36%	1.42%
Net Expenses(b)	0.95	%(e)	0.95%	0.92%	0.91%	1.12%	1.19%
Net Investment Income	3.64	%(e)	3.54%	3.63%	3.66%	3.48%	3.49%
Portfolio Turnover Rate	12%		14%	26%	12%	27%	11%

CLASS B SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.02		$10.09	$10.02	$10.28	$10.20	$10.47
Income (Loss) From Operations:
Net Investment Income	0.14	(c)	0.27 (c)	0.27	0.29	0.29	0.30
Net realized and unrealized gain (loss)	(0.60)		(0.08)	0.07	(0.25)	0.07	(0.27)

Total Income (Loss) From Operations	(0.46)		0.19	0.34	0.04	0.36	0.03

Less Distributions From:
Net Investment Income	(0.13)		(0.26)	(0.27)	(0.30)	(0.28)	(0.30)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.26)	(0.27)	(0.30)	(0.28)	(0.30)

Net Asset Value, End of Period	$ 9.43		$10.02	$10.09	$10.02	$10.28	$10.20

Total Return(a)	(4.59)%		1.96%	3.47%	0.37%	3.61%	0.26%
Net Assets, End of Period (millions)	$770		$853	$875	$858	$893	$698
Ratios to Average Net Assets
Gross Expense	1.86	%(e)	1.87%	1.86%	1.82%	1.74%	1.89%
Net Expenses(b)	1.85	%(e)	1.83%	1.81%	1.77%	1.71%	1.83%
Net Investment Income	2.74	%(e)	2.65%	2.74%	2.80%	2.89%	2.94%
Portfolio Turnover Rate	12%		14%	26%	12%	27%	11%

INSTITUTIONAL I SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.02		$10.09	$10.01	$10.27	$10.20	$10.46
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.37 (c)	0.37	0.38	0.37	0.39
Net realized and unrealized gain (loss)	0.60		(0.08)	0.08	(0.26)	0.07	(0.26)

Total Income (Loss) From Operations	(0.41)		0.29	0.45	0.12	0.44	0.13

Less Distributions From:
Net Investment Income	(0.18)		(0.36)	(0.37)	(0.38)	(0.37)	(0.39)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.18)		(0.36)	(0.37)	(0.38)	(0.37)	(0.39)

Net Asset Value, End of Period	$ 9.43		$10.02	$10.09	$10.01	$10.27	$10.20

Total Return(a)	(4.11)%		2.97%	4.56%	1.13%	4.37%	1.21%
Net Assets, End of Period (millions)	$105,851		$117,723	$133,668	$136,387	$160,966	$190,805
Ratios to Average Net Assets
Gross Expense	1.11	%(e)	1.13%	1.15%	1.14%	1.11%	1.10%
Net Expenses(b)	0.85	%(e)	0.85%	0.85%	0.89%	1.00%	0.98%
Net Investment Income	3.74	%(e)	3.64%	3.70%	3.68%	3.60%	3.79%
Portfolio Turnover Rate	12%		14%	26%	12%	27%	11%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2008 (unaudited)
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	139

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.82		$10.10	$10.05	$10.32	$10.21	$10.42
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.39 (c)	0.39	0.40 (c)	0.39	0.40
Net realized and unrealized gain (loss)	(0.67)		(0.26)	0.08	(0.24)	0.15	(0.22)

Total Income (Loss) From Operations	(0.47)		0.13	0.47	0.16	0.54	0.18

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.39)	(0.40)	(0.39)	(0.39)
Net Realized gains	—		(0.02)	(0.03)	(0.03)	(0.04)	—

Total Distributions	(0.20)		(0.41)	(0.42)	(0.43)	(0.43)	(0.39)

Net Asset Value, End of Period	$ 9.15		$ 9.82	$10.10	$10.05	$10.32	$10.21

Total Return(a)	(4.89)%		1.30%	4.74%	1.52%	5.40%	1.74%
Net Assets, End of Period (millions)	$37,654		$41,846	$47,611	$49,828	$19,639	$20,948
Ratios to Average Net Assets
Gross Expense	1.35	%(e)	1.39%	1.38%	1.42%	1.44%	1.40%
Net Expenses(b)	0.79	%(e)	0.81%	0.82%	0.82%	0.95%	1.01%
Net Investment Income	4.10	%(e)	3.95%	3.89%	3.93%	3.82%	3.84%
Portfolio Turnover Rate	4%		3%	16%	12%	13%	17%

CLASS B SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.84		$10.12	$10.07	$10.34	$10.23	$10.43
Income (Loss) From Operations:
Net Investment Income	0.16	(c)	0.30 (c)	0.30	0.31 (c)	0.31	0.33
Net realized and unrealized gain (loss)	(0.68)		(0.26)	0.08	(0.24)	0.16	(0.21)

Total Income (Loss) From Operations	(0.52)		0.04	0.38	0.07	0.47	0.12

Less Distributions From:
Net Investment Income	(0.15)		(0.30)	(0.30)	(0.31)	(0.32)	(0.32)
Net Realized gains	—		(0.02)	(0.03)	(0.03)	(0.04)	—

Total Distributions	(0.15)		(0.32)	(0.33)	(0.34)	(0.36)	(0.32)

Net Asset Value, End of Period	$ 9.17		$ 9.84	$10.12	$10.07	$10.34	$10.23

Total Return(a)	(5.31)%		0.39%	3.80%	0.64%	4.59%	1.12%
Net Assets, End of Period (millions)	$1,171		$1,564	$1,764	$1,887	$1,896	$2,167
Ratios to Average Net Assets
Gross Expense	1.86	%(e)	1.89%	1.89%	1.91%	1.93%	2.14%
Net Expenses(b)	1.70	%(e)	1.72%	1.71%	1.70%	1.71%	1.71%
Net Investment Income	3.19	%(e)	3.05%	3.00%	3.03%	3.05%	3.14%
Portfolio Turnover Rate	4%		3%	16%	12%	13%	17%

INSTITUTIONAL SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.11	$10.06	$10.33	$10.22	$10.43
Income (Loss) From Operations:
Net Investment Income	0.21	(c)	0.40 (c)	0.40	0.41 (c)	0.42	0.42
Net realized and unrealized gain (loss)	(0.68)		(0.26)	0.08	(0.24)	0.15	(0.22)

Total Income (Loss) From Operations	(0.47)		0.14	0.48	0.17	0.57	0.20

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.40)	(0.41)	(0.42)	(0.41)
Net Realized gains	—		(0.02)	(0.03)	(0.03)	(0.04)	—

Total Distributions	(0.20)		(0.42)	(0.43)	(0.44)	(0.46)	(0.41)

Net Asset Value, End of Period	$ 9.16		$ 9.83	$10.11	$10.06	$10.33	$10.22

Total Return(a)	(4.84)%		1.40%	4.84%	1.63%	5.62%	1.92%
Net Assets, End of Period (millions)	$79,193		$86,933	$98,014	$95,924	$99,134	$99,271
Ratios to Average Net Assets
Gross Expense	1.12	%(e)	1.14%	1.14%	1.17%	1.18%	1.11%
Net Expenses(b)	0.70	%(e)	0.72%	0.72%	0.72%	0.73%	0.83%
Net Investment Income	4.19	%(e)	4.05%	4.00%	4.01%	4.03%	4.02%
Portfolio Turnover Rate	4%		3%	16%	12%	13%	17%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2008 (unaudited)
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

140	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2008(i)		2008	2007	2006(c)(d)		2005(e)	2004(f)
Net Asset Value, Beginning of Period	$10.67		$10.90	$10.93	$11.17		$11.63	$11.66
Income (Loss) From Operations:
Net Investment Income	0.20	(g)	0.40 (g)	0.41	0.23		0.42	0.35
Net realized and unrealized gain (loss)	(0.57)		(0.14)	0.08	(0.14)		(0.31)	(0.03)

Total Income (Loss) From Operations	(0.37)		0.26	0.49	0.09		0.11	0.32

Less Distributions From:
Net Investment Income	(0.19)		(0.39)	(0.41)	(0.23)		(0.42)	(0.35)
Net Realized gains	—		(0.10)	(0.11)	(0.10)		(0.15)	—

Total Distributions	(0.19)		(0.49)	(0.52)	(0.33)		(0.57)	(0.35)

Net Asset Value, End of Period	$10.11		$10.67	$10.90	$10.93		$11.17	$11.63

Total Return(a)	(3.49)%		2.47%	4.56%	0.86%		1.00%	2.82%
Net Assets, End of Period (millions)	$16,542		$16,570	$18,129	$22,250		$25,107	$27,218
Ratios to Average Net Assets
Gross Expense	1.78	%(h)	1.77%	1.71%	1.56	%(h)	0.98%	0.97	%(h)
Net Expenses(b)	0.84	%(h)	0.88%	0.86%	0.45	%(h)	0.98%	0.95	%(h)
Net Investment Income	3.71	%(h)	3.67%	3.76%	4.32	%(h)	3.63%	3.67	%(h)
Portfolio Turnover Rate	2%		3%	9%	5%		12%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.
(d)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(e)	Reflects operations for the year ended October 31.
(f)	Reflects operations for the period from January 1, 2004 to October 31, 2004. The Fund has changed its fiscal year end from December 31 to October 31.
(g)	Per share numbers have been calculated using the average shares method.
(h)	Computed on an annualized basis.
(i)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	141

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2008(g)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.97		$ 9.81	$ 9.64	$ 9.99	$10.07	$10.27
Income (Loss) From Operations:
Net Investment Income(d)	0.20		0.40	0.42	0.36	0.37	0.23
Net realized and unrealized gain (loss)	(0.35)		0.16	0.17	(0.34)	0.01	0.02

Total Income (Loss) From Operations	(0.15)		0.56	0.59	0.02	0.38	0.25

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.42)	(0.37)	(0.46)	(0.33)
Net Realized gains	—		—	—	—	—	(0.12)

Total Distributions	(0.20)		(0.40)	(0.42)	(0.37)	(0.46)	(0.45)

Net Asset Value, End of Period	$ 9.62		$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07

Total Return(a)	(1.55)%		5.85%	6.19%	0.23%	3.81%	2.47%
Net Assets, End of Period (millions)	$1,461		$1,495	$1,455	$1,774	$2,402	$10,169
Ratios to Average Net Assets
Gross Expense	1.33	%(e)	1.36%	1.36%	1.36%	1.36%	1.43	%(e)
Net Expenses(b)	0.78	%(e)	0.85%	0.95%	0.98%	0.77%	0.82	%(e)
Net Investment Income	4.00	%(e)	4.12%	4.23%	3.64%	3.65%	3.15	%(e)
Portfolio Turnover Rate(f)	139%		279%	189%	189%	197%	154%

CLASS B SHARES	2008(g)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 9.98		$ 9.81	$ 9.64	$ 9.99	$10.07	$10.27
Income (Loss) From Operations:
Net Investment Income(d)	0.16		0.30	0.34	0.29	0.28	0.21
Net realized and unrealized gain (loss)	(0.36)		0.19	0.17	(0.33)	0.01	(0.04)

Total Income (Loss) From Operations	(0.20)		0.49	0.51	(0.04)	0.29	0.17

Less Distributions From:
Net Investment Income	(0.16)		(0.32)	(0.34)	(0.31)	(0.37)	(0.25)
Net Realized gains	—		—	—	—	—	(0.12)

Total Distributions	(0.16)		(0.32)	(0.34)	(0.31)	(0.37)	(0.37)

Net Asset Value, End of Period	$ 9.62		$ 9.98	$ 9.81	$ 9.64	$ 9.99	$10.07

Total Return(a)	(2.07)%		5.07%	5.41%	(0.46)%	2.89%	1.64%
Net Assets, End of Period (millions)	$140		$158	$98	$129	$123	$91
Ratios to Average Net Assets
Gross Expense	1.83	%(e)	1.86%	1.86%	1.87%	1.86%	1.89	%(e)
Net Expenses(b)	1.63	%(e)	1.70%	1.68%	1.68%	1.68%	1.69	%(e)
Net Investment Income	3.16	%(e)	3.25%	3.48%	2.94%	2.83%	2.95	%(e)
Portfolio Turnover Rate(f)	139%		279%	189%	189%	197%	154%

INSTITUTIONAL I SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.97		$ 9.81	$ 9.64	$ 9.99	$10.07	$10.50
Income (Loss) From Operations:
Net Investment Income(d)	0.21		0.42	0.44	0.38	0.38	0.39
Net realized and unrealized gain (loss)	(0.35)		0.16	0.17	(0.33)	—	(0.27)

Total Income (Loss) From Operations	(0.14)		0.58	0.61	0.05	0.38	0.12

Less Distributions From:
Net Investment Income	(0.21)		(0.42)	(0.44)	(0.40)	(0.46)	(0.43)
Net Realized gains	—		—	—	—	—	(0.12)

Total Distributions	(0.21)		(0.42)	(0.44)	(0.40)	(0.46)	(0.55)

Net Asset Value, End of Period	$ 9.62		$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07

Total Return(a)	(1.48)%		6.01%	6.42%	0.47%	3.85%	1.21%
Net Assets, End of Period (millions)	$150,602		$178,343	$195,560	$216,402	$245,706	$254,875
Ratios to Average Net Assets
Gross Expense	1.08	%(e)	1.11%	1.11%	1.11%	1.11%	1.08%
Net Expenses(b)	0.63	%(e)	0.70%	0.73%	0.73%	0.74%	0.81%
Net Investment Income	4.15	%(e)	4.27%	4.44%	3.88%	3.77%	3.76%
Portfolio Turnover Rate(f)	139%		279%	189%	189%	197%	154%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Per share numbers have been calculated using the average shares method
(e)	Computed on an annualized basis.
(f)	This calculation excludes purchases and sales from dollar roll transactions
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

142	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INCOME FUND

CLASS A SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.77		$ 9.84	$ 9.66	$10.08	$10.13	$10.70
Income (Loss) From Operations:
Net Investment Income	0.24	(c)	0.46 (c)	0.44	0.39	0.38 (c)	0.37
Net realized and unrealized gain (loss)	(0.75)		(0.08)	0.20	(0.39)	0.05	(0.31)

Total Income (Loss) From Operations	(0.51)		0.38	0.64	—	0.43	0.06

Less Distributions From:
Net Investment Income	(0.23)		(0.45)	(0.45)	(0.39)	(0.39)	(0.37)
Net Realized gains	—		—	(0.01)	(0.03)	(0.09)	(0.26)

Total Distributions	(0.23)		(0.45)	(0.46)	(0.42)	(0.48)	(0.63)

Net Asset Value, End of Period	$ 9.03		$ 9.77	$ 9.84	$9.66	$10.08	$10.13

Total Return(a)	(5.31)%		3.93%	6.73%	(0.05)%	4.27%	0.64%
Net Assets, End of Period (millions)	$5,006		$5,572	$6,381	$7,253	$8,855	$10,431
Ratios to Average Net Assets
Gross Expense	1.33	%(f)	1.29%	1.31%	1.28%	1.30%	1.28%
Net Expenses(b)	0.77	%(f)	0.88%	0.99%	1.02%	1.03%	1.03%
Net Investment Income	4.88	%(f)	4.66%	4.61%	3.79%	3.74%	3.58%
Portfolio Turnover Rate(d)	49%		152%	79%	96%	86%	177%

CLASS B SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.64		$ 9.71	$ 9.53	$ 9.95	$10.00	$10.57
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.37 (c)	0.37	0.32	0.30 (c)	0.30
Net realized and unrealized gain (loss)	(0.74)		(0.07)	0.19	(0.39)	0.06	(0.31)

Total Income (Loss) From Operations	(0.55)		0.30	0.56	(0.07)	0.36	(0.01)

Less Distributions From:
Net Investment Income	(0.19)		(0.37)	(0.37)	(0.32)	(0.32)	(0.30)
Net Realized gains	—		—	(0.01)	(0.03)	(0.09)	(0.26)

Total Distributions	(0.19)		(0.37)	(0.38)	(0.35)	(0.41)	(0.56)

Net Asset Value, End of Period	$ 8.90		$ 9.64	$ 9.71	$ 9.53	$ 9.95	$10.00

Total Return(a)	(5.79)%		3.11%	6.03%	(0.75)%	3.60%	(0.08)%
Net Assets, End of Period (millions)	$754		$888	$1,105	$1,561	$1,960	$2,155
Ratios to Average Net Assets
Gross Expense	1.85	%(f)	1.79%	1.81%	1.79%	1.80%	1.79%
Net Expenses(b)	1.64	%(f)	1.73%	1.74%	1.73%	1.73%	1.74%
Net Investment Income	4.00	%(f)	3.80%	3.86%	3.08%	3.04%	2.89%
Portfolio Turnover Rate(d)	49%		152%	79%	96%	86%	177%

INSTITUTIONAL I SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.63		$ 9.71	$ 9.53	$ 9.95	$10.00	$10.57
Income (Loss) From Operations:
Net Investment Income	0.24	(c)	0.48 (c)	0.46	0.42	0.40 (c)	0.39
Net realized and unrealized gain (loss)	(0.73)		(0.10)	0.19	(0.40)	0.04	(0.31)

Total Income (Loss) From Operations	(0.49)		0.38	0.65	0.02	0.44	0.08

Less Distributions From:
Net Investment Income	(0.24)		(0.46)	(0.46)	(0.41)	(0.40)	(0.39)
Net Realized gains	—		—	(0.01)	(0.03)	(0.09)	(0.26)

Total Distributions	(0.24)		(0.46)	(0.47)	(0.44)	(0.49)	(0.65)

Net Asset Value, End of Period	$ 8.90		$ 9.63	$ 9.71	$ 9.53	$ 9.95	$10.00

Total Return(a)	(5.21)%		4.03%	7.03%	0.16%	4.55%	0.81%
Net Assets, End of Period (millions)	$78,185		$91,416	$115,486	$133,002	$131,542	$181,498
Ratios to Average Net Assets
Gross Expense	1.10	%(f)	1.04%	1.06%	1.04%	1.05%	0.99%
Net Expenses(b)	0.64	%(f)	0.73%	0.79%	0.81%	0.82%	0.85%
Net Investment Income	5.01	%(f)	4.80%	4.81%	4.01%	3.95%	3.75%
Portfolio Turnover Rate(d)	49%		152%	79%	96%	86%	177%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	This calculation excludes purchases and sales from dollar roll transactions
(e)	Six months ended October 31, 2008 (unaudited)
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	143

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

CLASS A SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.74		$10.07	$ 9.94	$ 9.81	$ 9.81	$ 9.49
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.17 (c)	0.23 (c)	0.20 (c)	0.16	0.15 (c)
Net realized and unrealized gain (loss)	(1.78)		(0.11)	0.47	0.33	0.02	0.43

Total Income (Loss) From Operations	(1.72)		0.06	0.70	0.53	0.18	0.58

Less Distributions From:
Net Investment Income	(0.05)		(0.22)	(0.28)	(0.19)	(0.15)	(0.14)
Net Realized gains	—		(0.17)	(0.29)	(0.21)	(0.03)	(0.12)

Total Distributions	(0.05)		(0.39)	(0.57)	(0.40)	(0.18)	(0.26)

Net Asset Value, End of Period	$ 7.97		$ 9.74	$10.07	$ 9.94	$ 9.81	$ 9.81

Total Return(a)	(17.70)%		0.60%	7.31%	5.46%	1.87%	6.20%
Net Assets, End of Period (millions)	$6,300		$8,296	$10,567	$10,592	$6,147	$5,602
Ratios to Average Net Assets
Gross Expense	2.04	%(e)	1.71%	1.65%	1.81%	2.05%	1.65%
Net Expenses(b)	0.97	%(e)	0.96%	1.00%	1.00%	1.00%	1.00%
Net Investment Income	1.23	%(e)	1.66%	2.30%	2.18%	1.63%	1.52%
Portfolio Turnover Rate	10%		32%	22%	17%	61%	14%

CLASS B SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.71		$10.04	$ 9.91	$ 9.78	$ 9.78	$ 9.46
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.11 (c)	0.17 (c)	0.12 (c)	0.10	0.08 (c)
Net realized and unrealized gain (loss)	(1.77)		(0.10)	0.48	0.35	0.03	0.44

Total Income (Loss) From Operations	(1.74)		0.01	0.65	0.47	0.13	0.52

Less Distributions From:
Net Investment Income	(0.03)		(0.17)	(0.23)	(0.13)	(0.10)	(0.08)
Net Realized gains	—		(0.17)	(0.29)	(0.21)	(0.03)	(0.12)

Total Distributions	(0.03)		(0.34)	(0.52)	(0.34)	(0.13)	(0.20)

Net Asset Value, End of Period	$ 7.94		$ 9.71	$10.04	$ 9.91	$ 9.78	$ 9.78

Total Return(a)	(17.98)%		0.04%	6.73%	4.88%	1.32%	5.50%
Net Assets, End of Period (millions)	$2,243		$3,136	$3,379	$3,469	$3,817	$3,622
Ratios to Average Net Assets
Gross Expense	2.54	%(e)	2.23%	2.15%	2.37%	2.55%	2.28%
Net Expenses(b)	1.53	%(e)	1.52%	1.56%	1.56%	1.56%	1.67%
Net Investment Income	0.68	%(e)	1.08%	1.73%	1.41%	1.05%	0.84%
Portfolio Turnover Rate	10%		32%	22%	17%	61%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2008 (unaudited)
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

144	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – MODERATE GROWTH

CLASS A SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.07		$10.67	$10.47	$ 9.96	$ 9.80	$ 8.80
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.10 (c)	0.12 (c)	0.12	0.09	0.07
Net realized and unrealized gain (loss)	(2.58)		(0.19)	0.87	1.09	0.15	1.10

Total Income (Loss) From Operations	(2.56)		(0.09)	0.99	1.21	0.24	1.17

Less Distributions From:
Net Investment Income	—		(0.16)	(0.22)	(0.11)	(0.08)	(0.06)
Net Realized gains	—		(0.35)	(0.57)	(0.59)	—	(0.11)

Total Distributions	—		(0.51)	(0.79)	(0.70)	(0.08)	(0.17)

Net Asset Value, End of Period	$ 7.51		$10.07	$10.67	$10.47	$ 9.96	$ 9.80

Total Return(a)	(25.42)%		(0.93)%	9.80%	12.45%	2.46%	13.43%
Net Assets, End of Period (millions)	$24,980		$36,868	$41,963	$42,198	$29,011	$24,436
Ratios to Average Net Assets
Gross Expense	1.18	%(f)	1.20%	1.14%	1.22%	1.37%	1.19%
Net Expenses(b)	0.83	%(f)	0.88%	0.89%	0.97%	0.98%	0.88%
Net Investment Income	0.46	%(f)	0.98%	1.20%	1.44%	0.98%	0.73%
Portfolio Turnover Rate	6%		21%	22%	9%	98%	15%

CLASS B SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.82		$10.49	$10.35	$ 9.88	$ 9.75	$ 8.77
Income (Loss) From Operations:
Net Investment Income	(0.02	)(c)	0.02 (c)	0.05 (c)	0.05	0.03	0.00 (d)
Net realized and unrealized gain (loss)	(2.51)		(0.18)	0.85	1.07	0.14	1.10

Total Income (Loss) From Operations	(2.53)		(0.16)	0.90	1.12	0.17	1.10

Less Distributions From:
Net Investment Income	—		(0.16)	(0.19)	(0.06)	(0.04)	(0.01)
Net Realized gains	—		(0.35)	(0.57)	(0.59)	—	(0.11)

Total Distributions	—		(0.51)	(0.76)	(0.65)	(0.04)	(0.12)

Net Asset Value, End of Period	$ 7.29		$ 9.82	$10.49	$10.35	$ 9.88	$ 9.75

Total Return(a)	(25.76)%		(1.70)%	8.94%	11.61%	1.70%	12.61%
Net Assets, End of Period (millions)	$14,114		$21,403	$23,656	$22,566	$19,628	$15,799
Ratios to Average Net Assets
Gross Expense	1.75	%(f)	1.72%	1.64%	1.72%	1.87%	1.78%
Net Expenses(b)	1.65	%(f)	1.65%	1.64%	1.72%	1.73%	1.67%
Net Investment Income	(0.36	)%(f)	0.18%	0.45%	0.52%	0.24%	(0.08)%
Portfolio Turnover Rate	6%		21%	22%	9%	98%	15%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2008 (unaudited)
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	145

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

CLASS A SHARES	2008(e)		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$ 9.99		$10.98	$10.65	$ 9.72		$ 9.49	$ 8.00
Income (Loss) From Operations:
Net Investment Income(c)	(0.03	)(c)	(0.01)	0.02	0.02		0.03	(0.01)
Net realized and unrealized gain (loss)	(3.48)		(0.45)	1.22	1.70		0.25	1.70

Total Income (Loss) From Operations	(3.51)		(0.46)	1.24	1.72		0.28	1.69

Less Distributions From:
Net Investment Income	—		(0.13)	(0.19)	(0.05)		(0.04)	—
Net Realized gains	—		(0.40)	(0.72)	(0.74)		(0.01)	(0.20)

Total Distributions	—		(0.53)	(0.91)	(0.79)		(0.05)	(0.20)

Net Asset Value, End of Period	$ 6.48		$9.99	$10.98	$10.65		$ 9.72	$ 9.49

Total Return(a)	(35.14)%		(4.44)%	12.21%	18.34%		2.98%	21.25%
Net Assets, End of Period (millions)	$12,046		$20,282	$22,606	$20,790		$14,414	$12,124
Ratios to Average Net Assets
Gross Expense	1.56	%(f)	1.39%	1.36%	1.51%		1.68%	1.52%
Net Expenses(b)	0.90	%(f)	0.85%	0.86%	1.00%		1.02%	1.00%
Net Investment Income	(0.68	)%(f)	(0.09)%	0.16%	0.70%		0.34%	-0.11%
Portfolio Turnover Rate	4%		19%	22%	6%		114%	5%

CLASS B SHARES	2008(e)		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$ 9.67		$10.70	$10.42	$ 9.54		$ 9.34	$ 7.93
Income (Loss) From Operations:
Net Investment Income(c)	(0.05	)(c)	(0.07)	(0.04)	(0.05)		(0.02)	(0.07)
Net realized and unrealized gain (loss)	(3.37)		(0.43)	1.19	1.69		0.24	1.68

Total Income (Loss) From Operations	(3.42)		(0.50)	1.15	1.64		0.22	1.61

Less Distributions From:
Net Investment Income	—		(0.13)	(0.15)	(0.02)		(0.01)	—
Net Realized gains	—		(0.40)	(0.72)	(0.74)		(0.01)	(0.20)

Total Distributions	—		(0.53)	(0.87)	(0.76)		(0.02)	(0.20)

Net Asset Value, End of Period	$ 6.25		$ 9.67	$10.70	$10.42		$ 9.54	$ 9.34

Total Return(a)	(35.37)%		(4.98)%	11.59%	17.75%		2.35%	20.41%
Net Assets, End of Period (millions)	$5,794		$9,566	$10,740	$9,559		$7,906	$6,043
Ratios to Average Net Assets
Gross Expense	2.06	%(f)	1.89%	1.86%	2.01%		2.18%	2.12%
Net Expenses(b)	1.47	%(f)	1.42%	1.43%	1.57%		1.59%	1.65%
Net Investment Income	(1.25	)%(f)	(0.70)%	(0.40)%	0.00	%(d)	(0.23)%	(0.76)%
Portfolio Turnover Rate	4%		19%	22%	6%		114%	5%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than 0.01%.
(e)	Six months ended October 31, 2008 (unaudited)
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

146	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

BALANCED FUND

CLASS A SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.43		$15.11	$13.75	$12.92	$13.04	$11.55
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.38 (c)	0.29 (c)	0.18	0.20	0.12
Net realized and unrealized gain (loss)	(3.09)		(0.66)	1.37	0.86	(0.12)	1.49

Total Income (Loss) From Operations	(2.89)		(0.28)	1.66	1.04	0.08	1.61

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.30)	(0.21)	(0.20)	(0.12)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.20)		(0.40)	(0.30)	(0.21)	(0.20)	(0.12)

Net Asset Value, End of Period	$11.34		$14.43	$15.11	$13.75	$12.92	$13.04

Total Return(a)	(20.26)%		(1.89)%	12.23%	8.09%	0.61%	13.92%
Net Assets, End of Period (millions)	$12,653		$18,569	$21,547	$21,679	$25,237	$30,493
Ratios to Average Net Assets
Gross Expense	2.02	%(e)	1.94%	1.62%	1.54%	1.41%	1.46%
Net Expenses(b)	1.07	%(e)	0.98%	1.05%	1.10%	1.11%	1.12%
Net Investment Income	2.91	%(e)	2.59%	2.10%	1.30%	1.50%	0.90%
Portfolio Turnover Rate	34%		17%	157%	48%	41%	66%

CLASS B SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.50		$15.12	$13.75	$12.92	$13.04	$11.55
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.25 (c)	0.18 (c)	0.07	0.11	0.02
Net realized and unrealized gain (loss)	(3.11)		(0.66)	1.38	0.87	(0.12)	1.49

Total Income (Loss) From Operations	(2.96)		(0.41)	1.56	0.94	(0.01)	1.51

Less Distributions From:
Net Investment Income	(0.07)		(0.21)	(0.19)	(0.11)	(0.11)	(0.02)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.07)		(0.21)	(0.19)	(0.11)	(0.11)	(0.02)

Net Asset Value, End of Period	$11.47		$14.50	$15.12	$13.75	$12.92	$13.04

Total Return(a)	(20.50)%		(2.76)%	11.41%	7.33%	(0.11)%	13.06%
Net Assets, End of Period (millions)	$2,750		$3,808	$5,419	$8,827	$11,868	$12,811
Ratios to Average Net Assets
Gross Expense	2.52	%(e)	2.43%	2.12%	2.04%	1.91%	1.98%
Net Expenses(b)	1.82	%(e)	1.85%	1.81%	1.81%	1.81%	1.82%
Net Investment Income	2.16	%(e)	1.73%	1.29%	0.60%	0.80%	0.20%
Portfolio Turnover Rate	34%		17%	157%	48%	41%	66%

INSTITUTIONAL I SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.47		$15.15	$13.79	$12.96	$13.08	$11.58
Income (Loss) From Operations:
Net Investment Income	0.21	(c)	0.40 (c)	0.29	0.30	0.23	0.13
Net realized and unrealized gain (loss)	(3.10)		(0.67)	1.38	0.78	(0.13)	1.50

Total Income (Loss) From Operations	(2.89)		(0.27)	1.67	1.08	0.10	1.63

Less Distributions From:
Net Investment Income	(0.21)		(0.41)	(0.31)	(0.25)	(0.22)	(0.13)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.21)		(0.41)	(0.31)	(0.25)	(0.22)	(0.13)

Net Asset Value, End of Period	$11.37		$14.47	$15.15	$13.79	$12.96	$13.08

Total Return(a)	(20.21)%		(1.85)%	12.32%	8.35%	0.73%	14.11%
Net Assets, End of Period (millions)	$2,107		$2,658	$5,226	$20,078	$84,800	$118,815
Ratios to Average Net Assets
Gross Expense	1.78	%(e)	1.61%	1.37%	1.17%	1.16%	1.09%
Net Expenses(b)	0.94	%(e)	0.93%	0.94%	0.89%	0.95%	0.96%
Net Investment Income	3.05	%(e)	2.65%	2.10%	1.51%	1.66%	1.06%
Portfolio Turnover Rate	34%		17%	157%	48%	41%	66%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2008 (unaudited)
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	147

For a share outstanding throughout each year ended April 30, unless otherwise noted:

EQUITY INCOME FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 6.46		$ 9.13	$ 8.64	$ 9.78	$ 9.69	$ 8.16
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.16 (c)	0.18	0.15	0.17	0.14
Net realized and unrealized gain (loss)	(2.06)		(1.13)	1.37	1.20	0.47	1.51

Total Income (Loss) From Operations	(1.99)		(0.97)	1.55	1.35	0.64	1.65

Less Distributions From:
Net Investment Income	(0.07)		(0.15)	(0.17)	(0.16)	(0.17)	(0.12)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—

Total Distributions	(0.07)		(1.70)	(1.06)	(2.49)	(0.55)	(0.12)

Net Asset Value, End of Period	$ 4.40		$ 6.46	$ 9.13	$ 8.64	$ 9.78	$ 9.69

Total Return(a)	(31.02)%		(11.16)%	19.14%	16.21%	6.59%	20.25%
Net Assets, End of Period (millions)	$2,185		$3,645	$4,600	$5,289	$4,898	$5,245
Ratios to Average Net Assets
Gross Expense	1.74	%(e)	1.60%	1.53%	1.50%	1.50%	1.62%
Net Expenses(b)	1.16	%(e)	1.19%	1.22%	1.23%	1.22%	1.17%
Net Investment Income	2.49	%(e)	1.99%	1.92%	1.66%	1.72%	1.41%
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

CLASS B SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$ 6.42		$ 9.08	$ 8.60	$ 9.74	$ 9.65	$ 8.71
Income (Loss) From Operations:
Net Investment Income	0.05	(c)	0.10 (c)	0.10	0.09	0.10	0.04
Net realized and unrealized gain (loss)	(2.04)		(1.12)	1.38	1.19	0.46	0.95

Total Income (Loss) From Operations	(1.99)		(1.02)	1.48	1.28	0.56	0.99

Less Distributions From:
Net Investment Income	(0.05)		(0.09)	(0.11)	(0.09)	(0.09)	(0.05)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—

Total Distributions	(0.05)		(1.64)	(1.00)	(2.42)	(0.47)	(0.05)

Net Asset Value, End of Period	$ 4.38		$ 6.42	$ 9.08	$ 8.60	$ 9.74	$ 9.65

Total Return(a)	(31.16)%		(11.74)%	18.27%	15.45%	5.79%	11.39%
Net Assets, End of Period (millions)	$243		$334	$375	$301	$207	$143
Ratios to Average Net Assets
Gross Expense	2.25	%(e)	2.10%	2.03%	2.00%	2.00%	1.98	%(e)
Net Expenses(b)	1.92	%(e)	1.94%	1.94%	1.94%	1.94%	1.97	%(e)
Net Investment Income	1.73	%(e)	1.24%	1.16%	0.96%	1.02%	0.30	%(e)
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 6.42		$ 9.08	$ 8.60	$ 9.74	$ 9.66	$ 8.14
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.17 (c)	0.18	0.18	0.19	0.15
Net realized and unrealized gain (loss)	(2.04)		(1.12)	1.38	1.19	0.46	1.51

Total Income (Loss) From Operations	(1.97)		(0.95)	1.56	1.37	0.65	1.66

Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.19)	(0.18)	(0.19)	(0.14)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—

Total Distributions	(0.08)		(1.71)	(1.08)	(2.51)	(0.57)	(0.14)

Net Asset Value, End of Period	$ 4.37		$ 6.42	$ 9.08	$ 8.60	$ 9.74	$ 9.66

Total Return(a)	(31.01)%		(11.00)%	19.37%	16.54%	6.72%	20.49%
Net Assets, End of Period (millions)	$15,276		$25,771	$49,126	$57,930	$73,761	$72,887
Ratios to Average Net Assets
Gross Expense	1.49	%(e)	1.33%	1.28%	1.24%	1.25%	1.18%
Net Expenses(b)	1.03	%(e)	1.06%	1.01%	0.99%	0.99%	1.01%
Net Investment Income	2.62	%(e)	2.08%	2.12%	1.91%	1.94%	1.58%
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

148	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP VALUE FUND

CLASS A SHARES	2008(g)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.32		$13.41	$12.44		$10.93	$10.36	$ 8.41
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.12 (c)	0.12		0.10	0.11	0.08	(c)
Net realized and unrealized gain (loss)	(3.75)		(1.35)	1.80		2.29	0.55	1.95

Total Income (Loss) From Operations	(3.64)		(1.23)	1.92		2.39	0.66	2.03

Less Distributions From:
Net Investment Income	(0.08)		(0.12)	(0.12)		(0.10)	(0.09)	(0.08)
Net Realized gains	—		(0.74)	(0.83)		(0.78)	—	—

Total Distributions	(0.08)		(0.86)	(0.95)		(0.88)	(0.09)	(0.08)

Net Asset Value, End of Period	$ 7.60		$11.32	$13.41		$12.44	$10.93	$10.36

Total Return(a)	(32.34)%		(9.56)%	16.10%		22.45%	6.35%	24.22%
Net Assets, End of Period (millions)	$3,773		$40,021	$39,023		$34,187	$26,161	$46,107
Ratios to Average Net Assets
Gross Expense	1.33	%(f)	1.31%	1.21%		1.27%	1.47%	1.31%
Net Expenses(b)	0.37	%(f)	1.03%	0.93%		0.98%	1.12%	1.06%
Net Investment Income	2.43	%(f)	0.93%	0.94%		0.86%	0.88%	0.83%
Portfolio Turnover Rate	11%		17%	18%		18%	126%	27%

CLASS B SHARES	2008(g)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.15		$13.21	$12.27		$10.80	$10.24	$ 8.32
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.01 (c)	(0.00	)(d)	0.00 (d)	0.01	(0.01	)(c)
Net realized and unrealized gain (loss)	(3.68)		(1.32)	1.78		2.25	0.55	1.93

Total Income (Loss) From Operations	(3.66)		(1.31)	1.78		2.25	0.56	1.92

Less Distributions From:
Net Investment Income	—		(0.01)	(0.01)		—	—	—
Net Realized gains	—		(0.74)	(0.83)		(0.78)	—	—

Total Distributions	—		(0.75)	(0.84)		(0.78)	—	—

Net Asset Value, End of Period	$ 7.49		$11.15	$13.21		$12.27	$10.80	$10.24

Total Return(a)	(32.83)%		(10.30)%	15.01%		21.38%	5.47%	23.08%
Net Assets, End of Period (millions)	$746		$1,232	$1,418		$1,229	$819	$683
Ratios to Average Net Assets
Gross Expense	1.85	%(f)	1.87%	1.88%		1.92%	1.97%	1.98%
Net Expenses(b)	1.83	%(f)	1.85%	1.88%		1.92%	1.92%	1.98%
Net Investment Income	0.43	%(f)	0.11%	(0.01)%		(0.07)%	0.08%	(0.07)%
Portfolio Turnover Rate	11%		17%	18%		18%	126%	27%

INSTITUTIONAL I SHARES	2008(g)		2008	2007		2006	2005	2004(e)
Net Asset Value, Beginning of Period	$11.34		$13.41	$12.45		$10.93	$10.37	$ 9.26
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.13 (c)	0.11		0.10	0.10	0.06	(c)
Net realized and unrealized gain (loss)	(3.73)		(1.34)	1.79		2.29	0.56	1.12

Total Income (Loss) From Operations	(3.67)		(1.21)	1.90		2.39	0.66	1.18

Less Distributions From:
Net Investment Income	(0.07)		(0.12)	(0.11)		(0.09)	(0.10)	(0.07)
Net Realized gains	—		(0.74)	(0.83)		(0.78)	—	—

Total Distributions	(0.07)		(0.86)	(0.94)		(0.87)	(0.10)	(0.07)

Net Asset Value, End of Period	$ 7.60		$11.34	$13.41		$12.45	$10.93	$10.37

Total Return(a)	(32.55)%		(9.42)%	15.92%		22.54%	6.35%	21.71%
Net Assets, End of Period (millions)	$109,916		$121,163	$133,496		$115,735	$75,564	$43,139
Ratios to Average Net Assets
Gross Expense	1.10	%(f)	1.13%	1.14%		1.17%	1.22%	1.20	%(f)
Net Expenses(b)	0.95	%(f)	0.97%	1.00%		1.03%	1.03%	1.06	%(f)
Net Investment Income	1.25	%(f)	0.99%	0.88%		0.82%	0.94%	0.86	%(f)
Portfolio Turnover Rate	11%		17%	18%		18%	126%	27%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	149

For a share outstanding throughout each year ended April 30, unless otherwise noted:

EQUITY INDEX FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.51		$12.31	$10.90	$ 9.62	$ 9.27	$ 7.70
Income (Loss) From Operations:
Net Investment Income	0.10	(c)	0.19 (c)	0.16	0.14	0.15	0.10
Net realized and unrealized gain (loss)	(3.49)		(0.81)	1.40	1.28	0.36	1.57

Total Income (Loss) From Operations	(3.39)		(0.62)	1.56	1.42	0.51	1.67

Less Distributions From:
Net Investment Income	(0.08)		(0.18)	(0.15)	(0.14)	(0.16)	(0.10)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.08)		(0.18)	(0.15)	(0.14)	(0.16)	(0.10)

Net Asset Value, End of Period	$ 8.04		$11.51	$12.31	$10.90	$ 9.62	$ 9.27

Total Return(a)	(29.51)%		(5.06)%	14.49%	14.82%	5.54%	21.71%
Net Assets, End of Period (millions)	$2,510		$3,690	$4,546	$4,938	$5,182	$6,386
Ratios to Average Net Assets
Gross Expense	0.91	%(e)	0.92%	0.94%	0.95%	0.98%	0.98%
Net Expenses(b)	0.39	%(e)	0.51%	0.55%	0.53%	0.56%	0.57%
Net Investment Income	1.92	%(e)	1.55%	1.39%	1.36%	1.47%	1.14%
Portfolio Turnover Rate	26%		30%	32%	20%	52%	76%

CLASS B SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$11.49		$12.28	$10.87	$ 9.60	$ 9.25	$ 8.33
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.10 (c)	0.08	0.06	0.08	0.05
Net realized and unrealized gain (loss)	(3.49)		(0.81)	1.40	1.27	0.36	0.92

Total Income (Loss) From Operations	(3.43)		(0.71)	1.48	1.33	0.44	0.97

Less Distributions From:
Net Investment Income	(0.04)		(0.08)	(0.07)	(0.06)	(0.09)	(0.05)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.04)		(0.08)	(0.07)	(0.06)	(0.09)	(0.05)

Net Asset Value, End of Period	$ 8.02		$11.49	$12.28	$10.87	$ 9.60	$ 9.25

Total Return(a)	(29.83)%		(5.80)%	13.72%	13.93%	4.76%	11.70%
Net Assets, End of Period (millions)	$437		$635	$750	$623	$507	$319
Ratios to Average Net Assets
Gross Expense	1.41	%(e)	1.43%	1.44%	1.49%	1.48%	1.48	%(e)
Net Expenses(b)	1.15	%(e)	1.26%	1.28%	1.29%	1.28%	1.29	%(e)
Net Investment Income	1.16	%(e)	0.80%	0.65%	0.60%	0.79%	0.31	%(e)
Portfolio Turnover Rate	26%		30%	32%	20%	52%	76%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.51		$12.31	$10.90	$ 9.62	$ 9.26	$ 7.69
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.21 (c)	0.18	0.17	0.17	0.14
Net realized and unrealized gain (loss)	(3.48)		(0.80)	1.42	1.27	0.37	1.55

Total Income (Loss) From Operations	(3.37)		(0.59)	1.60	1.44	0.54	1.69

Less Distributions From:
Net Investment Income	(0.10)		(0.21)	(0.19)	(0.16)	(0.18)	(0.12)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.10)		(0.21)	(0.19)	(0.16)	(0.18)	(0.12)

Net Asset Value, End of Period	$ 8.04		$11.51	$12.31	$10.90	$ 9.62	$ 9.26

Total Return(a)	(29.42)%		(4.83)%	14.81%	15.10%	5.87%	22.06%
Net Assets, End of Period (millions)	$69,281		$106,081	$107,746	$78,477	$93,788	$85,030
Ratios to Average Net Assets
Gross Expense	0.66	%(e)	0.68%	0.69%	0.73%	0.73%	0.65%
Net Expenses(b)	0.15	%(e)	0.26%	0.28%	0.29%	0.28%	0.27%
Net Investment Income	2.16	%(e)	1.80%	1.66%	1.60%	1.81%	1.45%
Portfolio Turnover Rate	26%		30%	32%	20%	52%	76%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

150	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP STOCK FUND

CLASS A SHARES	2008(e)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 7.95		$ 9.39		$ 8.66	$ 8.38	$ 9.11	$ 7.47
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.06	(c)	0.03	0.03	0.05	0.01	(c)
Net realized and unrealized gain (loss)	(2.47)		(0.21)		0.94	0.92	0.20	1.64

Total Income (Loss) From Operations	(2.43)		(0.15)		0.97	0.95	0.25	1.65

Less Distributions From:
Net Investment Income	—		(0.05)		(0.04)	(0.04)	(0.02)	(0.01)
Net Realized gains	—		(1.24)		(0.20)	(0.63)	(0.96)	—

Total Distributions	—		(1.29)		(0.24)	(0.67)	(0.98)	(0.01)

Net Asset Value, End of Period	$ 5.52		$ 7.95		$ 9.39	$ 8.66	$ 8.38	$ 9.11

Total Return(a)	(30.57)%		(2.31)%		11.30%	11.50%	2.71%	22.16%
Net Assets, End of Period (millions)	$17,232		$27,500		$33,792	$35,490	$39,417	$64,755
Ratios to Average Net Assets
Gross Expense	1.53	%(f)	1.58%		1.53%	1.51%	1.52%	1.54%
Net Expenses(b)	1.22	%(f)	1.25%		1.26%	1.27%	1.26%	1.26%
Net Investment Income	1.12	%(f)	0.70%		0.40%	0.37%	0.45%	0.07%
Portfolio Turnover Rate	3%		16%		35%	47%	39%	84%

CLASS B SHARES	2008(e)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 7.39		$ 8.88		$ 8.20	$ 7.97	$ 8.76	$ 7.23
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.00	)(c)(d)	(0.03)	(0.06)	(0.03)	(0.05	)(c)
Net realized and unrealized gain (loss)	(2.29)		(0.21)		0.91	0.89	0.20	1.58

Total Income (Loss) From Operations	(2.28)		(0.21)		0.88	0.83	0.17	1.53

Less Distributions From:
Net Investment Income	—		(0.04)		—	(0.02)	—	—
Net Realized gains	—		(1.24)		(0.20)	(0.58)	(0.96)	—

Total Distributions	—		(1.28)		(0.20)	(0.60)	(0.96)	—

Net Asset Value, End of Period	$ 5.11		$ 7.39		$ 8.88	$ 8.20	$ 7.97	$ 8.76

Total Return(a)	(30.85)%		(3.10)%		10.56%	10.62%	1.91%	21.16%
Net Assets, End of Period (millions)	$2,431		$3,832		$5,652	$8,453	$10,920	$12,116
Ratios to Average Net Assets
Gross Expense	2.03	%(f)	2.08%		2.03%	2.00%	2.02%	2.09%
Net Expenses(b)	1.97	%(f)	2.00%		2.00%	1.99%	2.00%	2.02%
Net Investment Income	(0.37	)%(f)	(0.05)%		(0.33)%	(0.36)%	(0.34)%	(0.63)%
Portfolio Turnover Rate	3%		16%		35%	47%	39%	84%

INSTITUTIONAL I SHARES	2008(e)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 7.90		$ 9.33		$ 8.59	$ 8.32	$ 9.07	$ 7.45
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.08	(c)	0.05	0.04	0.05	0.03	(c)
Net realized and unrealized gain (loss)	(2.46)		(0.22)		0.94	0.90	0.21	1.63

Total Income (Loss) From Operations	(2.42)		(0.14)		0.99	0.94	0.26	1.66

Less Distributions From:
Net Investment Income	—		(0.05)		(0.05)	(0.04)	(0.05)	(0.04)
Net Realized gains	—		(1.24)		(0.20)	(0.63)	(0.96)	—

Total Distributions	—		(1.29)		(0.25)	(0.67)	(1.01)	(0.04)

Net Asset Value, End of Period	$ 5.48		$ 7.90		$ 9.33	$ 8.59	$ 8.32	$ 9.07

Total Return(a)	(30.63)%		(2.20)%		11.65%	11.61%	2.83%	22.35%
Net Assets, End of Period (millions)	$76,839		$120,393		$195,029	$304,921	$307,212	$409,916
Ratios to Average Net Assets
Gross Expense	1.28	%(f)	1.32%		1.27%	1.25%	1.27%	1.29%
Net Expenses(b)	1.09	%(f)	1.11%		1.09%	1.09%	1.10%	1.11%
Net Investment Income	1.24	%(f)	0.86%		0.57%	0.54%	0.57%	0.39%
Portfolio Turnover Rate	3%		16%		35%	47%	39%	84%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2008 (unaudited)
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	151

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP GROWTH FUND

CLASS A SHARES	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 8.75		$ 9.29		$ 8.30		$ 7.48	$ 7.60	$ 6.68
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.00	(c)(d)	0.01	(c)	(0.01)	0.18	0.00	(c)(d)
Net realized and unrealized gain (loss)	(2.70)		(0.27)		0.98		0.84	(0.30)	0.92

Total Income (Loss) From Operations	(2.69)		(0.27)		0.99		0.83	(0.12)	0.92

Less Distributions From:
Net Investment Income	—		(0.02)		—		(0.01)	—	—
Net Realized gains	—		(0.25)		—		—	—	—
Distributions from capital	—		0.00	(d)	—		—	—	—

Total Distributions	—		(0.27)		—		(0.01)	—	—

Net Asset Value, End of Period	$ 6.06		$ 8.75		$ 9.29		$ 8.30	$ 7.48	$ 7.60

Total Return(a)	(30.74)%		(3.09)%		11.93%		11.05%	(1.58)%	13.77%
Net Assets, End of Period (millions)	$1,119		$1,858		$1,987		$2,936	$2,429	$11,211
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.63%		1.71%		1.69%	1.74%	1.75%
Net Expenses(b)	1.27	%(f)	1.31%		1.32%		1.29%	1.31%	1.27%
Net Investment Income	0.15	%(f)	0.05%		0.16%		0.06%	0.55%	(0.05)%
Portfolio Turnover Rate	42%		76%		56%		64%	130%	68%

CLASS B SHARES	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 8.18		$ 8.77		$ 7.89		$ 7.16	$ 7.33	$ 6.49
Income (Loss) From Operations:
Net Investment Income	(0.02	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)	(0.03)	(0.06	)(c)
Net realized and unrealized gain (loss)	(2.51)		(0.27)		0.93		0.79	(0.14)	0.90

Total Income (Loss) From Operations	(2.53)		(0.33)		0.88		0.73	(0.17)	0.84

Less Distributions From:
Net Investment Income	—		(0.01)		—		—	—	—
Net Realized gains	—		(0.25)		—		—	—	—
Distributions from capital	—		0.00	(d)	—		—	—	—

Total Distributions	—		(0.26)		—		—	—	—

Net Asset Value, End of Period	$ 5.65		$ 8.18		$ 8.77		$ 7.89	$ 7.16	$ 7.33

Total Return(a)	(30.93)%		(3.91)%		11.15%		10.20%	(2.32)%	12.94%
Net Assets, End of Period (millions)	$649		$964		$1,229		$1,316	$1,252	$1,261
Ratios to Average Net Assets
Gross Expense	2.06	%(f)	2.13%		2.21%		2.21%	2.24%	2.32%
Net Expenses(b)	2.02	%(f)	2.05%		2.07%		2.07%	2.07%	2.14%
Net Investment Income	(0.61	)%(f)	(0.69)%		(0.60)%		(0.71)%	(0.49)%	(0.90)%
Portfolio Turnover Rate	42%		76%		56%		64%	130%	68%

INSTITUTIONAL I SHARES	2008(g)		2008		2007		2006	2005	2004(e)
Net Asset Value, Beginning of Period	$ 8.75		$ 9.28		$ 8.30		$ 7.47	$ 7.60	$ 7.05
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01	(c)	0.03	(c)	0.01	0.02	0.00	(c)(d)
Net realized and unrealized gain (loss)	(2.70)		(0.27)		0.97		0.83	(0.12)	0.55

Total Income (Loss) From Operations	(2.69)		(0.26)		1.00		0.84	(0.10)	0.55

Less Distributions From:
Net Investment Income	—		(0.02)		(0.02)		(0.01)	(0.03)	—
Net Realized gains	—		(0.25)		—		—	—	—
Distributions from capital	—		0.00	(d)	—		—	—	—

Total Distributions	—		(0.27)		(0.02)		(0.01)	(0.03)	—

Net Asset Value, End of Period	$ 6.06		$ 8.75		$ 9.28		$ 8.30	$ 7.47	$ 7.60

Total Return(a)	(30.74)%		(2.97)%		12.09%		11.30%	(1.35)%	7.80%
Net Assets, End of Period (millions)	$47,607		$69,988		$49,283		$47,656	$48,452	$35,205
Ratios to Average Net Assets
Gross Expense	1.31	%(f)	1.38%		1.46%		1.46%	1.49%	1.49	%(f)
Net Expenses(b)	1.14	%(f)	1.17%		1.15%		1.13%	1.14%	1.19	%(f)
Net Investment Income	0.27	%(f)	0.16%		0.30%		0.22%	0.35%	(0.02	)%(f)
Portfolio Turnover Rate	42%		76%		56%		64%	130%	68%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

152	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MULTI CAP GROWTH FUND

CLASS A SHARES	2008(e)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$18.34		$18.44		$16.67		$14.03		$13.82	$11.40
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.03	(c)	0.01	(c)	(0.00	)(c)(d)	0.01	(0.08	)(c)
Net realized and unrealized gain (loss)	(6.07)		(0.12)		1.76		2.66		0.20	2.50

Total Income (Loss) From Operations	(6.05)		(0.09)		1.77		2.66		0.21	2.42

Less Distributions From:
Net Investment Income	—		—		—		(0.02)		—	—
Net Realized gains	—		(0.01)		—		—		—	—

Total Distributions	—		(0.01)		—		(0.02)		—	—

Net Asset Value, End of Period	$12.29		$18.34		$18.44		$16.67		$14.03	$13.82

Total Return(a)	(32.99)%		(0.51)%		10.62%		18.95%		1.52%	21.23%
Net Assets, End of Period (millions)	$10,590		$17,199		$20,035		$19,561		$20,121	$24,196
Ratios to Average Net Assets
Gross Expense	1.99	%(f)	1.95%		1.70%		1.57%		1.58%	1.50%
Net Expenses(b)	1.13	%(f)	1.09%		1.15%		1.19%		1.20%	1.20%
Net Investment Income	0.25	%(f)	0.16%		0.08%		(0.03)%		0.07%	(0.56)%
Portfolio Turnover Rate	92%		138%		118%		124%		264%	186%

CLASS B SHARES	2008(e)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$17.17		$17.43		$15.88		$13.44		$13.34	$11.08
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.13	)(c)	(0.10	)(c)	(0.11)		(0.09)	(0.17	)(c)
Net realized and unrealized gain (loss)	(5.67)		(0.13)		1.65		2.55		0.19	2.43

Total Income (Loss) From Operations	(5.71)		(0.26)		1.55		2.44		0.10	2.26

Less Distributions From:
Net Investment Income	—		—		—		—		—	—
Net Realized gains	—		—		—		—		—	—

Total Distributions	—		—		—		—		—	—

Net Asset Value, End of Period	$11.46		$17.17		$17.43		$15.88		$13.44	$13.34

Total Return(a)	(33.26)%		(1.49)%		9.76%		18.15%		0.75%	20.40%
Net Assets, End of Period (millions)	$1,634		$2,608		$4,068		$7,428		$8,808	$10,150
Ratios to Average Net Assets
Gross Expense	2.50	%(f)	2.43%		2.20%		2.07%		2.09%	1.99%
Net Expenses(b)	1.89	%(f)	1.96%		1.91%		1.89%		1.90%	1.92%
Net Investment Income	(0.50	)%(f)	(0.72)%		(0.66)%		(0.73)%		(0.63)%	(1.27)%
Portfolio Turnover Rate	92%		138%		118%		124%		264%	186%

INSTITUTIONAL I SHARES	2008(e)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$18.66		$18.76		$16.94		$14.26		$14.03	$11.55
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.04	(c)	0.03	(c)	0.02		0.05	(0.05	)(c)
Net realized and unrealized gain (loss)	(6.18)		(0.13)		1.79		2.70		0.18	2.53

Total Income (Loss) From Operations	(6.15)		(0.09)		1.82		2.72		0.23	2.48

Less Distributions From:
Net Investment Income	—		—		—		(0.04)		—	—
Net Realized gains	—		(0.01)		—		—		—	—

Total Distributions	—		(0.01)		—		(0.04)		—	—

Net Asset Value, End of Period	$12.51		$18.66		$18.76		$16.94		$14.26	$14.03

Total Return(a)	(32.96)%		(0.50)%		10.74%		19.12%		1.64%	21.47%
Net Assets, End of Period (millions)	$6,087		$10,164		$19,577		$32,773		$51,880	$80,462
Ratios to Average Net Assets
Gross Expense	1.74	%(f)	1.64%		1.45%		1.32%		1.32%	1.17%
Net Expenses(b)	1.01	%(f)	1.05%		1.04%		1.03%		1.04%	1.04%
Net Investment Income	0.37	%(f)	0.19%		0.21%		0.12%		0.24%	(0.38)%
Portfolio Turnover Rate	92%		138%		118%		124%		264%	186%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2008 (unaudited)
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	153

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP STOCK FUND

CLASS A SHARES	2008(g)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.45		$16.19		$16.47		$15.62		$15.01		$11.91
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.05	(c)	0.07	(c)	0.07		(0.01	)(c)	(0.05)
Net realized and unrealized gain (loss)	(5.02)		(1.43)		1.76		3.81		1.21		3.15

Total Income (Loss) From Operations	(4.96)		(1.38)		1.83		3.88		1.20		3.10

Less Distributions From:
Net Investment Income	—		(0.05)		(0.11)		—		—		—
Net Realized gains	—		(1.31)		(2.00)		(3.03)		(0.59)		—

Total Distributions	—		(1.36)		(2.11)		(3.03)		(0.59)		—

Net Asset Value, End of Period	$ 8.49		$13.45		$16.19		$16.47		$15.62		$15.01

Total Return(a)	(36.88)%		(8.79)%		12.06%		26.76%		7.87%		26.03%
Net Assets, End of Period (millions)	$16,931		$40,994		$47,479		$67,176		$59,045		$68,327
Ratios to Average Net Assets
Gross Expense	1.50	%(f)	1.61%		1.51%		1.53%		1.62%		1.54%
Net Expenses(b)	1.14	%(f)	1.25%		1.15%		1.13%		1.19%		1.22%
Net Investment Income	0.96	%(f)	0.32%		0.43%		0.42%		(0.09)%		(0.25)%
Portfolio Turnover Rate	18%		40%		47%		51%		210%		99%

CLASS B SHARES	2008(g)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$12.25		$14.98		$15.43		$14.92		$14.48		$11.59
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.06	)(c)	(0.06	)(c)	(0.00	)(d)	(0.14	)(c)	(0.14)
Net realized and unrealized gain (loss)	(4.56)		(1.32)		1.63		3.54		1.17		3.03

Total Income (Loss) From Operations	(4.55)		(1.38)		1.57		3.54		1.03		2.89

Less Distributions From:
Net Investment Income	—		(0.04)		(0.02)		—		—		—
Net Realized gains	—		(1.31)		(2.00)		(3.03)		(0.59)		—

Total Distributions	—		(1.35)		(2.02)		(3.03)		(0.59)		—

Net Asset Value, End of Period	$ 7.70		$12.25		$14.98		$15.43		$14.92		$14.48

Total Return(a)	(37.14)%		(9.51)%		11.09%		25.65%		6.97%		24.94%
Net Assets, End of Period (millions)	$1,159		$2,019		$2,786		$3,155		$2,536		$2,333
Ratios to Average Net Assets
Gross Expense	2.11	%(f)	2.13%		2.08%		2.09%		2.12%		2.12%
Net Expenses(b)	2.00	%(f)	2.02%		2.03%		2.03%		2.03%		2.12%
Net Investment Income	0.17	%(f)	(0.46)%		(0.43)%		(0.48)%		(0.92)%		(1.16)%
Portfolio Turnover Rate	18%		40%		47%		51%		210%		99%

INSTITUTIONAL I SHARES	2008(g)		2008		2007		2006		2005		2004(e)
Net Asset Value, Beginning of Period	$13.48		$16.21		$16.48		$15.63		$15.02		$13.14
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.06	(c)	0.07	(c)	0.06		(0.01	)(c)	(0.02)
Net realized and unrealized gain (loss)	(5.04)		(1.43)		1.76		3.82		1.21		1.90

Total Income (Loss) From Operations	(4.97)		(1.37)		1.83		3.88		1.20		1.88

Less Distributions From:
Net Investment Income	—		(0.05)		(0.10)		—		—		—
Net Realized gains	—		(1.31)		(2.00)		(3.03)		(0.59)		—

Total Distributions	—		(1.36)		(2.10)		(3.03)		(0.59)		—

Net Asset Value, End of Period	$ 8.51		$13.48		$16.21		$16.48		$15.63		$15.02

Total Return(a)	(36.87)%		(8.70)%		12.10%		26.73%		7.86%		14.31%
Net Assets, End of Period (millions)	$50,396		$68,490		$84,953		$91,523		$74,897		$70,539
Ratios to Average Net Assets
Gross Expense	1.36	%(f)	1.38%		1.33%		1.35%		1.37%		1.35	%(f)
Net Expenses(b)	1.12	%(f)	1.14%		1.15%		1.15%		1.15%		1.21	%(f)
Net Investment Income	1.10	%(f)	0.42%		0.44%		0.40%		(0.04)%		(0.28	)%(f)
Portfolio Turnover Rate	18%		40%		47%		51%		210%		99%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

154	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP GROWTH FUND

CLASS A SHARES	2008(f)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.43		$15.05		$16.29		$14.06		$13.49		$10.15
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.09	)(c)	(0.07	)(c)	(0.06	)(c)	(0.12	)(c)	(0.07)
Net realized and unrealized gain (loss)	(5.05)		0.74		0.99		4.13		0.92		3.41

Total Income (Loss) From Operations	(5.04)		0.65		0.92		4.07		0.80		3.34

Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—

Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—

Net Asset Value, End of Period	$ 8.39		$13.43		$15.05		$16.29		$14.06		$13.49

Total Return(a)	(37.53)%		4.48%		6.64%		30.27%		5.83%		32.91%
Net Assets, End of Period (millions)	$3,543		$6,314		$6,930		$7,734		$6,317		$6,635
Ratios to Average Net Assets
Gross Expense	1.56	%(e)	1.66%		1.64%		1.61%		1.63%		1.74%
Net Expenses(b)	1.06	%(e)	1.25%		1.29%		1.29%		1.29%		1.25%
Net Investment Income	0.23	%(e)	(0.60)%		(0.51)%		(0.41)%		(0.86)%		(0.56)%
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

CLASS B SHARES	2008(f)		2008		2007		2006		2005		2004(d)
Net Asset Value, Beginning of Period	$12.90		$14.65		$16.02		$13.96		$13.50		$11.81
Income (Loss) From Operations:
Net Investment Income	(0.03	)(c)	(0.19	)(c)	(0.18	)(c)	(0.18	)(c)	(0.23	)(c)	(0.06)
Net realized and unrealized gain (loss)	(4.84)		0.71		0.97		4.08		0.92		1.75

Total Income (Loss) From Operations	(4.87)		0.52		0.79		3.90		0.69		1.69

Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—

Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—

Net Asset Value, End of Period	$ 8.03		$12.90		$14.65		$16.02		$13.96		$13.50

Total Return(a)	(37.75)%		3.67%		5.91%		29.23%		5.01%		14.31%
Net Assets, End of Period (millions)	$322		$528		$646		$647		$312		$125
Ratios to Average Net Assets
Gross Expense	2.07	%(e)	2.05%		2.13%		2.12%		2.13%		2.13	%(e)
Net Expenses(b)	1.82	%(e)	1.90%		2.04%		2.05%		2.05%		2.08	%(e)
Net Investment Income	(0.51	)%(e)	(1.35)%		(1.26)%		(1.14)%		(1.62)%		(1.70	)%(e)
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

INSTITUTIONAL I SHARES	2008(f)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.66		$15.25		$16.45		$14.17		$13.57		$10.19
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	(0.07	)(c)	(0.05	)(c)	(0.04	)(c)	(0.10	)(c)	(0.05)
Net realized and unrealized gain (loss)	(5.14)		0.75		1.01		4.16		0.93		3.43

Total Income (Loss) From Operations	(5.11)		0.68		0.96		4.12		0.83		3.38

Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—

Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—

Net Asset Value, End of Period	$ 8.55		$13.66		$15.25		$16.45		$14.17		$13.57

Total Return(a)	(37.41)%		4.63%		6.83%		30.39%		6.02%		33.17%
Net Assets, End of Period (millions)	$49,425		$68,897		$53,180		$81,759		$75,904		$79,815
Ratios to Average Net Assets
Gross Expense	1.32	%(e)	1.41%		1.39%		1.36%		1.38%		1.31%
Net Expenses(b)	0.94	%(e)	1.11%		1.14%		1.13%		1.13%		1.09%
Net Investment Income	0.40	%(e)	(0.49)%		(0.35)%		(0.25)%		(0.70)%		(0.39)%
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	155

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP STOCK FUND

CLASS A SHARES	2008(g)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$ 5.23		$ 7.69		$ 9.95		$ 8.11		$ 9.30	$ 6.89
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01	(c)	0.00	(c)(d)	(0.01)		(0.02)	(0.03	)(c)
Net realized and unrealized gain (loss)	(1.56)		(0.86)		0.65		2.59		0.06	3.24

Total Income (Loss) From Operations	(1.55)		(0.85)		0.65		2.58		0.04	3.21

Less Distributions From:
Net Investment Income	—		(0.03)		—		—		—	—
Net Realized gains	—		(1.58)		(2.91)		(0.74)		(1.23)	(0.80)

Total Distributions	—		(1.61)		(2.91)		(0.74)		(1.23)	(0.80)

Net Asset Value, End of Period	$ 3.68		$ 5.23		$ 7.69		$ 9.95		$ 8.11	$ 9.30

Total Return(a)	(29.64)%		(13.29)%		7.89%		33.02%		(0.65)%	47.22%
Net Assets, End of Period (millions)	$3,368		$5,115		$6,037		$5,610		$4,735	$11,217
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.63%		1.54%		1.54%		1.55%	1.42%
Net Expenses(b)	1.22	%(f)	1.27%		1.30%		1.30%		1.30%	1.25%
Net Investment Income	0.35	%(f)	0.08%		0.03%		(0.12)%		(0.14)%	(0.30)%
Portfolio Turnover Rate	84%		122%		155%		59%		90%	55%

CLASS B SHARES	2008(g)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$ 4.63		$ 7.04		$ 9.40		$ 7.76		$ 9.00	$ 6.74
Income (Loss) From Operations:
Net Investment Income	(0.01	)(c)	(0.04	)(c)	(0.06)		(0.05)		(0.05)	(0.10	)(c)
Net realized and unrealized gain (loss)	(1.37)		(0.77)		0.61		2.43		0.04	3.16

Total Income (Loss) From Operations	(1.38)		(0.81)		0.55		2.38		(0.01)	3.06

Less Distributions From:
Net Investment Income	—		(0.02)		—		—		—	—
Net Realized gains	—		(1.58)		(2.91)		(0.74)		(1.23)	(0.80)

Total Distributions	—		(1.60)		(2.91)		(0.74)		(1.23)	(0.80)

Net Asset Value, End of Period	$ 3.25		$ 4.63		$ 7.04		$ 9.40		$ 7.76	$ 9.00

Total Return(a)	(29.81)%		(13.93)%		7.19%		31.89%		(1.25)%	45.99%
Net Assets, End of Period (millions)	$746		$1,117		$1,541		$1,480		$1,100	$1,119
Ratios to Average Net Assets
Gross Expense	2.06	%(f)	2.12%		2.04%		2.03%		2.05%	2.05%
Net Expenses(b)	1.97	%(f)	2.02%		2.03%		2.02%		2.03%	2.05%
Net Investment Income	(0.40	)%(f)	(0.67)%		(0.70)%		(0.84)%		(0.85)%	(1.10)%
Portfolio Turnover Rate	84%		122%		155%		59%		90%	55%

INSTITUTIONAL I SHARES	2008(g)		2008		2007		2006		2005	2004(e)
Net Asset Value, Beginning of Period	$ 5.23		$ 7.68		$ 9.93		$ 8.10		$ 9.28	$ 8.41
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01	(c)	0.01	(c)	(0.00	)(d)	0.00 (d)	(0.02	)(c)
Net realized and unrealized gain (loss)	(1.56)		(0.85)		0.65		2.57		0.05	1.69

Total Income (Loss) From Operations	(1.55)		(0.84)		0.66		2.57		0.05	1.67

Less Distributions From:
Net Investment Income	—		(0.03)		—		—		—	—
Net Realized gains	—		(1.58)		(2.91)		(0.74)		(1.23)	(0.80)

Total Distributions	—		(1.61)		(2.91)		(0.74)		(1.23)	(0.80)

Net Asset Value, End of Period	$ 3.68		$ 5.23		$ 7.68		$ 9.93		$ 8.10	$ 9.28

Total Return(a)	(29.64)%		(13.17)%		8.05%		32.94%		(0.53)%	20.36%
Net Assets, End of Period (millions)	$41,284		$67,031		$109,850		$186,735		$148,945	$136,862
Ratios to Average Net Assets
Gross Expense	1.30	%(f)	1.37%		1.26%		1.27%		1.30%	1.30	%(f)
Net Expenses(b)	1.09	%(f)	1.14%		1.22%		1.26%		1.28%	1.30	%(f)
Net Investment Income	0.47	%(f)	0.22%		0.13%		(0.08)%		(0.11)%	(0.35	)%(f)
Portfolio Turnover Rate	84%		122%		155%		59%		90%	55%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

156	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND

CLASS A SHARES	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$15.53		$19.40		$21.07		$14.53	$17.53	$11.99
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)	(0.04)	(0.17	)(c)
Net realized and unrealized gain (loss)	(5.18)		(0.65)		1.59		6.64	(1.12)	5.71

Total Income (Loss) From Operations	(5.22)		(0.82)		1.46		6.59	(1.16)	5.54

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.05)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.05)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$10.31		$15.53		$19.40		$21.07	$14.53	$17.53

Total Return(a)	(33.61)%		(5.26)%		8.08%		45.47%	(7.72)%	46.21%
Net Assets, End of Period (millions)	$30,022		$47,294		$55,406		$59,464	$50,027	$72,164
Ratios to Average Net Assets
Gross Expense	1.53	%(e)	1.62%		1.61%		1.68%	1.64%	1.78%
Net Expenses(b)	1.25	%(e)	1.31%		1.31%		1.31%	1.33%	1.36%
Net Investment Income	(0.55	)%(e)	(0.93)%		(0.68)%		(0.60)%	(0.63)%	(0.99)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

CLASS B SHARES	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$14.47		$18.31		$20.20		$14.04	$17.11	$11.79
Income (Loss) From Operations:
Net Investment Income	(0.09	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)	(0.11)	(0.29	)(c)
Net realized and unrealized gain (loss)	(4.81)		(0.60)		1.50		6.43	(1.12)	5.61

Total Income (Loss) From Operations	(4.90)		(0.89)		1.24		6.21	(1.23)	5.32

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(2.95)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(2.95)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$ 9.57		$14.47		$18.31		$20.20	$14.04	$17.11

Total Return(a)	(33.86)%		(5.96)%		7.27%		44.35%	(8.35)%	45.12%
Net Assets, End of Period (millions)	$1,310		$2,119		$2,747		$2,940	$2,574	$2,859
Ratios to Average Net Assets
Gross Expense	2.09	%(e)	2.11%		2.11%		2.19%	2.14%	2.33%
Net Expenses(b)	2.06	%(e)	2.06%		2.05%		2.05%	2.06%	2.09%
Net Investment Income	(1.36	)%(e)	(1.68)%		(1.43)%		(1.34)%	(1.38)%	(1.73)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

CLASS C SHARES	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$14.93		$18.75		$20.47		$14.12	$17.15	$11.81
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)	(0.17)	(0.30	)(c)
Net realized and unrealized gain (loss)	(4.98)		(0.63)		1.54		6.44	(1.02)	5.64

Total Income (Loss) From Operations	(5.02)		(0.78)		1.41		6.40	(1.19)	5.34

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.04)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.04)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$ 9.91		$14.93		$18.75		$20.47	$14.12	$17.15

Total Return(a)	(33.62)%		(5.23)%		8.06%		45.44%	(8.06)%	45.22%
Net Assets, End of Period (millions)	$280		$299		$287		$386	$344	$677
Ratios to Average Net Assets
Gross Expense	2.10	%(e)	1.47%		1.39%		1.42%	1.92%	2.55%
Net Expenses(b)	1.32	%(e)	1.28%		1.31%		1.28%	1.84%	2.12%
Net Investment Income	(0.58	)%(e)	(0.89)%		(0.68)%		(0.56)%	(1.12)%	(1.76)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	157

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND – (continued)

INSTITUTIONAL I SHARES	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$15.94		$19.83		$21.44		$14.77	$17.76	$12.13
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.15	)(c)	(0.11	)(c)	0.01	0.03	(0.15	)(c)
Net realized and unrealized gain (loss)	(5.31)		(0.67)		1.63		6.71	(1.18)	5.78

Total Income (Loss) From Operations	(5.35)		(0.82)		1.52		6.72	(1.15)	5.63

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.07)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.07)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$10.59		$15.94		$19.83		$21.44	$14.77	$17.76

Total Return(a)	(33.56)%		(5.16)%		8.22%		45.61%	(7.56)%	46.41%
Net Assets, End of Period (millions)	$97,982		$141,074		$126,882		$115,762	$77,827	$108,274
Ratios to Average Net Assets
Gross Expense	1.34	%(e)	1.38%		1.38%		1.45%	1.41%	1.31%
Net Expenses(b)	1.18	%(e)	1.19%		1.18%		1.17%	1.19%	1.20%
Net Investment Income	(0.47	)%(e)	(0.81)%		(0.56)%		(0.46)%	(0.50)%	(0.84)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Six months ended October 31, 2008 (unaudited)
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

158	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERNATIONAL EQUITY FUND

CLASS A SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.18		$13.75	$12.26	$10.88	$ 9.75	$ 7.51
Income (Loss) From Operations:
Net Investment Income(c)	0.10		0.17	0.16	0.11	0.09	0.07
Net realized and unrealized gain (loss)	(5.35)		(0.44)	2.08	2.83	1.12	2.25

Total Income (Loss) From Operations	(5.25)		(0.27)	2.24	2.94	1.21	2.32

Less Distributions From:
Net Investment Income	—		(0.13)	(0.12)	(0.18)	(0.08)	(0.08)
Net Realized gains	—		(1.17)	(0.63)	(1.38)	—	—

Total Distributions	—		(1.30)	(0.75)	(1.56)	(0.08)	(0.08)

Net Asset Value, End of Period	$ 6.93		$12.18	$13.75	$12.26	$10.88	$ 9.75

Total Return(a)	(43.10)%		(2.39)%	18.89%	29.77%	12.42%	30.94%
Net Assets, End of Period (millions)	$6,243		$11,709	$13,245	$11,887	$9,951	$19,124
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.69%	1.85%	1.79%	1.91%	1.83%
Net Expenses(b)	1.29	%(f)	1.43%	1.54%	1.48%	1.60%	1.60%
Net Investment Income	1.98	%(f)	1.25%	1.30%	0.97%	0.89%	0.81%
Portfolio Turnover Rate	38%		58%	39%	136%	59%	53%

CLASS B SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.72		$13.37	$11.96	$10.67	$ 9.60	$ 7.46
Income (Loss) From Operations:
Net Investment Income(c)	0.06		0.06	0.06	0.01	0.03	0.00	(d)
Net realized and unrealized gain (loss)	(5.14)		(0.41)	2.02	2.78	1.09	2.22

Total Income (Loss) From Operations	(5.08)		(0.35)	2.08	2.79	1.12	2.22

Less Distributions From:
Net Investment Income	—		(0.13)	(0.04)	(0.12)	(0.05)	(0.08)
Net Realized gains	—		(1.17)	(0.63)	(1.38)	—	—

Total Distributions	—		(1.30)	(0.67)	(1.50)	(0.05)	(0.08)

Net Asset Value, End of Period	$ 6.64		$11.72	$13.37	$11.96	$10.67	$ 9.60

Total Return(a)	(43.34)%		(3.15)%	18.01%	28.84%	11.68%	29.80%
Net Assets, End of Period (millions)	$504		$1,095	$1,040	$827	$386	$223
Ratios to Average Net Assets
Gross Expense	2.12	%(f)	2.22%	2.38%	2.35%	2.41%	2.49%
Net Expenses(b)	2.12	%(f)	2.21%	2.29%	2.25%	2.31%	2.47%
Net Investment Income	1.21	%(f)	0.48%	0.53%	0.12%	0.33%	0.03%
Portfolio Turnover Rate	38%		58%	39%	136%	59%	53%

INSTITUTIONAL I SHARES	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$12.09		$13.64	$12.17	$10.81	$ 9.70	$ 8.30
Income (Loss) From Operations:
Net Investment Income(c)	0.10		0.18	0.17	0.11	0.12	0.05
Net realized and unrealized gain (loss)	(5.31)		(0.42)	2.06	2.81	1.10	1.48

Total Income (Loss) From Operations	(5.21)		(0.24)	2.23	2.92	1.22	1.53

Less Distributions From:
Net Investment Income	—		(0.14)	(0.13)	(0.18)	(0.11)	(0.13)
Net Realized gains	—		(1.17)	(0.63)	(1.38)	—	—

Total Distributions	—		(1.31)	(0.76)	(1.56)	(0.11)	(0.13)

Net Asset Value, End of Period	$ 6.88		$12.09	$13.64	$12.17	$10.81	$ 9.70

Total Return(a)	(43.09)%		(2.25)%	18.93%	29.84%	12.57%	18.42%
Net Assets, End of Period (millions)	$163,415		$273,900	$244,088	$152,530	$124,915	$99,527
Ratios to Average Net Assets
Gross Expense	1.38	%(f)	1.45%	1.62%	1.59%	1.66%	1.74	%(f)
Net Expenses(b)	1.24	%(f)	1.31%	1.46%	1.44%	1.50%	1.68	%(f)
Net Investment Income	2.01	%(f)	1.42%	1.33%	0.98%	1.11%	0.70	%(f)
Portfolio Turnover Rate	38%		58%	39%	136%	59%	53%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	159

MTB Group of Funds

October 31, 2008

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

36 portfolios, 24 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and
New York municipalities and is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	Current income exempt from federal regular income tax and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.

MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.

MTB Managed Allocation Fund – Conservative Growth (“Conservative Growth Fund”)(d)**	To seek capital appreciation and income.

MTB Managed Allocation Fund – Moderate Growth (“Moderate Growth Fund”)(d)**	To seek capital appreciation and secondarily income.

MTB Managed Allocation Fund – Aggressive Growth (“Aggressive Growth Fund”)(d)**	To seek capital appreciation.

MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.

MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.

MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.

MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.

MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d)	Diversified

(n)	Non-diversified

*	The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

**	The Fund invests solely in the shares of other funds within the Trust.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

160	NOTES TO FINANCIAL STATEMENTS

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Market values of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	investments in other open-end regulated investment companies are valued at net asset value (NAV);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of May 1, 2008, the beginning of each Fund’s current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s net assets as of October 31, 2008 is included with each Fund’s Portfolio of Investments.

Repurchase Agreements – It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	161

repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid as follows:

Fund Name	Dividends Declared	Dividends Paid
Short-Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Annually	Annually
Aggressive Growth Fund	Annually	Annually
Balanced Fund	Quarterly	Quarterly
Equity Income Fund	Monthly	Monthly
Large Cap Value Fund	Quarterly	Quarterly
Equity Index Fund	Quarterly	Quarterly
Large Cap Stock Fund	Annually	Annually
Large Cap Growth Fund	Annually	Annually
Multi Cap Growth Fund	Annually	Annually
Mid Cap Stock Fund	Annually	Annually
Mid Cap Growth Fund	Annually	Annually
Small Cap Stock Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has reviewed the tax positions for the open tax year as of April 30, 2008, and have determined that there is no impact resulting from the adoption of this interpretation on the Funds financial statements.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

162	NOTES TO FINANCIAL STATEMENTS

Written Options Contracts – The Funds may write option contracts. The writer of the option receives a payment, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

Written option contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end, if any, are listed in the Notes to Portfolio of Investments.

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being regis-

tered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts – The International Equity Fund may periodically purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

Futures contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return. Dollar rolls are subject to interest rate and credit risks.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	163

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Short Duration Government Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	31,549	$307,239	15,283	$147,986
Shares issued to shareholders in payment of distributions declared	5,360	52,219	11,020	106,753
Shares redeemed	(23,901)	(232,860)	(74,935)	(723,479)

Net change resulting from Class A Shares Transactions	13,008	$126,598	(48,632)	$(468,740)

Class B Shares
Shares sold	20,938	$203,933	650	$6,364
Shares issued to shareholders in payment of distributions declared	81	788	144	1,393
Shares redeemed	(6,045)	(59,118)	(1,091)	(10,600)

Net change resulting from Class B Shares Transactions	14,974	$145,603	(297)	$(2,843)

Institutional I Shares
Shares sold	1,763,249	$17,163,867	4,667,646	$45,136,085
Shares issued to shareholders in payment of distributions declared	171,083	1,666,947	365,098	3,536,775
Shares redeemed	(3,955,511)	(38,496,143)	(7,504,221)	(72,808,414)

Net change resulting from Institutional I Shares Transactions	(2,021,179)	$(19,665,329)	(2,471,477)	$(24,135,554)

Net change resulting from share transactions	(1,993,197)	$(19,393,128)	(2,520,406)	$(24,607,137)

	Short-Term Corporate Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	9,126	$89,904	244	$2,398
Shares issued to shareholders in payment of distributions declared	120	1,175	318	3,131
Shares redeemed	(7,718)	(75,845)	(2,647)	(26,147)

Net change resulting from Class A Shares Transactions	1,528	$15,234	(2,085)	$(20,618)

Class B Shares
Shares sold	3,352	$32,979	5,023	$49,443
Shares issued to shareholders in payment of distributions declared	96	946	161	1,583
Shares redeemed	(3,572)	(35,153)	(1,735)	(17,156)

Net change resulting from Class B Shares Transactions	(124)	$(1,228)	3,449	$33,870

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

164	NOTES TO FINANCIAL STATEMENTS

	Short-Term Corporate Bond Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Institutional I Shares
Shares sold	190,070	$1,867,066	846,170	$8,327,510
Shares issued to shareholders in payment of distributions declared	31,566	310,431	74,481	733,172
Shares redeemed	(1,162,316)	(11,358,733)	(1,390,051)	(13,687,244)

Net change resulting from Institutional I Shares Transactions	(940,680)	$(9,181,236)	(469,400)	$(4,626,562)

Net change resulting from share transactions	(939,276)	$(9,167,230)	(468,036)	$(4,613,310)

	U.S. Government Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	134,376	$1,265,952	2,412,921	$22,349,948
Shares issued to shareholders in payment of distributions declared	37,346	351,173	178,801	1,668,223
Shares redeemed	(3,392,355)	(31,856,288)	(4,215,184)	(39,469,100)

Net change resulting from Class A Shares Transactions	(3,220,633)	$(30,239,163)	(1,623,462)	$(15,450,929)

Class B Shares
Shares sold	9,794	$91,954	11,480	$109,089
Shares issued to shareholders in payment of distributions declared	362	3,391	377	3,541
Shares redeemed	(15,642)	(145,302)	(3,005)	(27,859)

Net change resulting from Class B Shares Transactions	(5,486)	$(49,957)	8,852	$84,771

Institutional I Shares
Shares sold	4,212,938	$39,540,719	1,278,570	$11,967,578
Shares issued to shareholders in payment of distributions declared	131,272	1,227,462	173,186	1,617,544
Shares redeemed	(2,621,315)	(24,465,203)	(5,352,840)	(50,203,680)

Net change resulting from Institutional I Shares Transactions	1,722,895	$16,302,978	(3,901,084)	$(36,618,558)

Net change resulting from share transactions	(1,503,224)	$(13,986,142)	(5,515,694)	$(51,984,716)

	New York Municipal Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	230,279	$2,357,557	1,600,619	$16,597,493
Shares issued to shareholders in payment of distributions declared	67,669	686,849	173,055	1,788,147
Shares redeemed	(2,656,325)	(27,222,462)	(1,488,256)	(15,417,041)

Net change resulting from Class A Shares Transactions	(2,358,377)	$(24,178,056)	285,418	$2,968,599

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	165

	New York Municipal Bond Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class B Shares
Shares sold	1,949	$20,000	9,807	$102,342
Shares issued to shareholders in payment of distributions declared	1,233	12,488	2,128	21,989
Shares redeemed	(1,056)	(10,742)	(38,083)	(395,804)

Net change resulting from Class B Shares Transactions	2,126	$21,746	(26,148)	$(271,473)

Institutional I Shares
Shares sold	2,841,399	$29,112,333	677,118	$7,017,831
Shares issued to shareholders in payment of distributions declared	36,150	364,112	12,416	128,266
Shares redeemed	(981,060)	(9,649,106)	(729,719)	(7,569,887)

Net change resulting from Institutional I Shares Transactions	1,896,489	$19,827,339	(40,185)	$(423,790)

Net change resulting from share transactions	(459,762)	$(4,328,971)	219,085	$2,273,336

	Pennsylvania Municipal Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	3,451	$33,723	41,009	$409,988
Shares issued to shareholders in payment of distributions declared	6,791	67,070	12,039	120,469
Shares redeemed	(38,997)	(376,956)	(55,169)	(553,272)

Net change resulting from Class A Shares Transactions	(28,755)	$(276,163)	(2,121)	$(22,815)

Class B Shares
Shares sold	770	$7,600	2,590	$26,000
Shares issued to shareholders in payment of distributions declared	692	6,832	1,319	13,193
Shares redeemed	(4,955)	(47,722)	(5,489)	(54,655)

Net change resulting from Class B Shares Transactions	(3,493)	$(33,290)	(1,580)	$(15,462)

Institutional I Shares
Shares sold	633,792	$6,215,883	889,223	$8,918,130
Shares issued to shareholders in payment of distributions declared	30,356	299,744	53,322	533,656
Shares redeemed	(1,196,676)	(11,613,056)	(2,431,990)	(24,391,905)

Net change resulting from Institutional I Shares Transactions	(532,528)	$(5,097,429)	(1,489,445)	$(14,940,119)

Net change resulting from share transactions	(564,776)	$(5,406,882)	(1,493,146)	$(14,978,396)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

166	NOTES TO FINANCIAL STATEMENTS

	Maryland Municipal Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	45,979	$448,270	187,453	$1,870,149
Shares issued to shareholders in payment of distributions declared	63,019	614,117	116,396	1,152,505
Shares redeemed	(255,580)	(2,491,000)	(760,087)	(7,562,384)

Net change resulting from Class A Shares Transactions	(146,582)	$(1,428,613)	(456,238)	$(4,539,730)

Class B Shares
Shares sold	—	$—	6,878	$68,568
Shares issued to shareholders in payment of distributions declared	1,236	12,044	2,236	22,197
Shares redeemed	(32,495)	(308,314)	(24,579)	(244,809)

Net change resulting from Class B Shares Transactions	(31,259)	$(296,270)	(15,465)	$(154,044)

Institutional I Shares
Shares sold	335,604	$3,290,670	1,001,032	$9,931,711
Shares issued to shareholders in payment of distributions declared	14,895	145,299	43,103	428,042
Shares redeemed	(548,760)	(5,317,344)	(1,902,538)	(18,879,159)

Net change resulting from Institutional I Shares Transactions	(198,261)	$(1,881,375)	(858,403)	$(8,519,406)

Net change resulting from share transactions	(376,102)	$(3,606,258)	(1,330,106)	$(13,213,180)

	Virginia Municipal Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	154,389	$1,640,352	141,143	$1,518,626
Shares issued to shareholders in payment of distributions declared	21,268	225,169	55,452	597,195
Shares redeemed	(91,302)	(961,737)	(306,871)	(3,290,712)

Net change resulting from Class A Shares Transactions	84,355	$903,784	(110,276)	$(1,174,891)

	Intermediate-Term Bond Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	25,356	$251,239	14,480	$144,048
Shares issued to shareholders in payment of distributions declared	2,053	20,274	3,864	38,000
Shares redeemed	(25,404)	(249,689)	(16,772)	(166,464)

Net change resulting from Class A Shares Transactions	2,005	$21,824	1,572	$15,584

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	167

	Intermediate-Term Bond Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class B Shares
Shares sold	12,035	$118,324	5,781	$57,939
Shares issued to shareholders in payment of distributions declared	181	1,784	172	1,702
Shares redeemed	(13,475)	(132,735)	(105)	(1,038)

Net change resulting from Class B Shares Transactions	(1,259)	$(12,627)	5,848	$58,603

Institutional I Shares
Shares sold	511,095	$5,040,608	3,432,222	$33,752,381
Shares issued to shareholders in payment of distributions declared	110,381	1,089,765	192,279	1,893,310
Shares redeemed	(2,842,020)	(27,888,896)	(5,671,746)	(55,979,365)

Net change resulting from Institutional I Shares Transactions	(2,220,544)	$(21,758,523)	(2,047,245)	$(20,333,674)

Net change resulting from share transactions	(2,219,798)	$(21,749,326)	(2,039,825)	$(20,259,487)

	Income Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	9,880	$94,985	37,658	$367,957
Shares issued to shareholders in payment of distributions declared	10,908	104,910	18,323	179,055
Shares redeemed	(36,509)	(346,581)	(134,497)	(1,310,462)

Net change resulting from Class A Shares Transactions	(15,721)	$(146,686)	(78,516)	$(763,450)

Class B Shares
Shares sold	1,750	$16,595	3,725	$35,436
Shares issued to shareholders in payment of distributions declared	1,648	15,621	2,918	28,114
Shares redeemed	(10,827)	(100,675)	(28,312)	(271,655)

Net change resulting from Class B Shares Transactions	(7,429)	$(68,459)	(21,669)	$(208,105)

Institutional I Shares
Shares sold	278,004	$2,638,289	2,581,935	$24,744,711
Shares issued to shareholders in payment of distributions declared	97,759	927,040	169,179	1,630,657
Shares redeemed	(1,076,921)	(10,191,457)	(5,162,752)	(49,776,137)

Net change resulting from Institutional I Shares Transactions	(701,158)	$(6,626,128)	(2,411,638)	$(23,400,769)

Net change resulting from share transactions	(724,308)	$(6,841,273)	(2,511,823)	$(24,372,324)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

168	NOTES TO FINANCIAL STATEMENTS

	Managed Allocation Conservative Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	54,130	$473,964	91,604	$907,953
Shares issued to shareholders in payment of distributions declared	4,712	43,559	36,150	359,588
Shares redeemed	(120,041)	(1,080,489)	(325,726)	(3,232,390)

Net change resulting from Class A Shares Transactions	(61,199)	$(562,966)	(197,972)	$(1,964,849)

Class B Shares
Shares sold	12,642	$114,746	22,233	$216,259
Shares issued to shareholders in payment of distributions declared	862	7,945	10,517	104,321
Shares redeemed	(54,121)	(482,341)	(46,435)	(458,233)

Net change resulting from Class B Shares Transactions	(40,617)	$(359,650)	(13,685)	$(137,653)

Net change resulting from share transactions	(101,816)	$(922,616)	(211,657)	$(2,102,502)

	Managed Allocation Moderate Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	126,151	$1,147,215	408,430	$4,276,971
Shares issued to shareholders in payment of distributions declared	—	—	177,624	1,855,309
Shares redeemed	(458,668)	(4,200,476)	(858,389)	(9,076,349)

Net change resulting from Class A Shares Transactions	(332,517)	$(3,053,261)	(272,335)	$(2,944,069)

Class B Shares
Shares sold	42,582	$383,125	119,667	$1,224,969
Shares issued to shareholders in payment of distributions declared	—	—	106,403	1,086,353
Shares redeemed	(285,398)	(2,459,595)	(301,910)	(3,089,365)

Net change resulting from Class B Shares Transactions	(242,816)	$(2,076,470)	(75,840)	$(778,043)

Net change resulting from share transactions	(575,333)	$(5,129,731)	(348,175)	$(3,722,112)

	Managed Allocation Aggressive Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	69,252	$584,751	177,193	$1,860,019
Shares issued to shareholders in payment of distributions declared	—	—	99,248	1,059,902
Shares redeemed	(239,802)	(2,163,049)	(305,281)	(3,221,774)

Net change resulting from Class A Shares Transactions	(170,550)	$(1,578,298)	(28,840)	$(301,853)

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	169

	Managed Allocation Aggressive Growth Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class B Shares
Shares sold	27,431	$214,488	55,346	$559,638
Shares issued to shareholders in payment of distributions declared	—	—	49,704	511,855
Shares redeemed	(90,057)	(719,111)	(119,685)	(1,219,700)

Net change resulting from Class B Shares Transactions	(62,626)	$(504,623)	(14,635)	$(148,207)

Net change resulting from share transactions	(233,176)	$(2,082,921)	(43,475)	$(450,060)

	Balanced Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	10,984	$143,231	91,452	$1,366,671
Shares issued to shareholders in payment of distributions declared	17,640	239,796	35,443	524,074
Shares redeemed	(199,918)	(2,575,006)	(266,370)	(3,950,746)

Net change resulting from Class A Shares Transactions	(171,294)	$(2,191,979)	(139,475)	$(2,060,001)

Class B Shares
Shares sold	2,120	$28,132	18,564	$268,838
Shares issued to shareholders in payment of distributions declared	1,201	16,168	4,032	60,561
Shares redeemed	(26,128)	(345,656)	(118,408)	(1,772,004)

Net change resulting from Class B Shares Transactions	(22,807)	$(301,356)	(95,812)	$(1,442,605)

Institutional I Shares
Shares sold	4,086	$54,330	49,341	$732,503
Shares issued to shareholders in payment of distributions declared	2,814	38,325	7,184	107,141
Shares redeemed	(5,353)	(67,533)	(217,804)	(3,243,091)

Net change resulting from Institutional I Shares Transactions	1,547	$25,122	(161,279)	$(2,403,447)

Net change resulting from share transactions	(192,554)	$(2,468,213)	(396,566)	$(5,906,053)

	Equity Income Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	5,298	$27,657	50,640	$418,327
Shares issued to shareholders in payment of distributions declared	6,606	38,783	120,473	815,606
Shares redeemed	(79,373)	(434,688)	(110,896)	(858,112)

Net change resulting from Class A Shares Transactions	(67,469)	$(368,248)	60,217	$375,821

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

170	NOTES TO FINANCIAL STATEMENTS

	Equity Income Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class B Shares
Shares sold	10,185	$47,652	5,776	$48,291
Shares issued to shareholders in payment of distributions declared	439	2,591	10,520	70,483
Shares redeemed	(7,129)	(37,742)	(5,659)	(44,384)

Net change resulting from Class B Shares Transactions	3,495	$12,501	10,637	$74,390

Institutional I Shares
Shares sold	87,617	$518,883	462,238	$3,418,069
Shares issued to shareholders in payment of distributions declared	13,845	80,359	864,333	5,764,655
Shares redeemed	(620,333)	(3,624,272)	(2,722,274)	(20,179,522)

Net change resulting from Institutional I Shares Transactions	(518,871)	$(3,025,030)	(1,395,703)	$(10,996,798)

Net change resulting from share transactions	(582,845)	$(3,380,777)	(1,324,849)	$(10,546,587)

	Large Cap Value Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	115,339	$1,318,490	1,167,383	$14,690,018
Shares issued to shareholders in payment of distributions declared	3,907	39,946	230,688	2,795,205
Shares redeemed	(3,156,447)	(35,870,583)	(773,525)	(9,632,714)

Net change resulting from Class A Shares Transactions	(3,037,201)	$(34,512,147)	624,546	$7,852,509

Class B Shares
Shares sold	2,137	$20,423	14,389	$184,111
Shares issued to shareholders in payment of distributions declared	—	—	6,520	77,452
Shares redeemed	(13,089)	(115,880)	(17,751)	(215,449)

Net change resulting from Class B Shares Transactions	(10,952)	$(95,457)	3,158	$46,114

Institutional I Shares
Shares sold	4,668,080	$49,355,712	1,739,989	$21,269,280
Shares issued to shareholders in payment of distributions declared	54,345	563,312	542,695	6,568,811
Shares redeemed	(951,070)	(9,278,389)	(1,545,183)	(19,697,059)

Net change resulting from Institutional I Shares Transactions	3,771,355	$40,640,635	737,501	$8,141,032

Net change resulting from share transactions	723,202	$6,033,031	1,365,205	$16,039,655

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	171

	Equity Index Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	6,663	$67,738	27,734	$336,881
Shares issued to shareholders in payment of distributions declared	2,820	29,470	5,151	62,165
Shares redeemed	(17,695)	(178,969)	(81,458)	(980,250)

Net change resulting from Class A Shares Transactions	(8,212)	$(81,761)	(48,573)	$(581,204)

Class B Shares
Shares sold	60	$600	2,528	$29,325
Shares issued to shareholders in payment of distributions declared	287	2,993	354	4,345
Shares redeemed	(1,190)	(10,127)	(8,647)	(102,408)

Net change resulting from Class B Shares Transactions	(843)	$(6,534)	(5,765)	$(68,738)

Institutional I Shares
Shares sold	784,428	$7,525,250	1,688,950	$20,232,066
Shares issued to shareholders in payment of distributions declared	29,964	314,203	57,764	695,972
Shares redeemed	(1,407,517)	(14,440,650)	(1,281,956)	(15,536,164)

Net change resulting from Institutional I Shares Transactions	(593,125)	$(6,601,197)	464,758	$5,391,874

Net change resulting from share transactions	(602,180)	$(6,689,492)	410,420	$4,741,932

	Large Cap Stock Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	17,393	$122,989	121,601	$1,145,916
Shares issued to shareholders in payment of distributions declared	—	—	487,620	4,091,136
Shares redeemed	(351,343)	(2,484,287)	(748,734)	(6,762,954)

Net change resulting from Class A Shares Transactions	(333,950)	$(2,361,298)	(139,513)	$(1,525,902)

Class B Shares
Shares sold	2,774	$17,771	12,886	$66,164
Shares issued to shareholders in payment of distributions declared	—	—	77,918	609,318
Shares redeemed	(45,111)	(291,700)	(208,771)	(1,789,377)

Net change resulting from Class B Shares Transactions	(42,337)	$(273,929)	(117,967)	$(1,113,895)

Institutional I Shares
Shares sold	700,765	$4,641,546	1,432,246	$12,441,435
Shares issued to shareholders in payment of distributions declared	—	—	1,973,416	16,438,554
Shares redeemed	(1,923,507)	(13,486,906)	(9,071,992)	(84,673,361)

Net change resulting from Institutional I Shares Transactions	(1,222,742)	$(8,845,360)	(5,666,330)	$(55,793,372)

Net change resulting from share transactions	(1,599,029)	$(11,480,587)	(5,923,810)	$(58,433,169)

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

172	NOTES TO FINANCIAL STATEMENTS

	Large Cap Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	3,859	$28,246	27,131	$247,821
Shares issued to shareholders in payment of distributions declared	—	—	6,379	58,707
Shares redeemed	(31,584)	(234,905)	(35,034)	(312,696)

Net change resulting from Class A Shares Transactions	(27,725)	$(206,659)	(1,524)	$(6,168)

Class B Shares
Shares sold	8,910	$54,349	6,981	$61,743
Shares issued to shareholders in payment of distributions declared	—	—	3,781	32,642
Shares redeemed	(11,815)	(81,776)	(33,161)	(281,225)

Net change resulting from Class B Shares Transactions	(2,905)	$(27,427)	(22,399)	$(186,840)

Institutional I Shares
Shares sold	567,091	$4,158,426	3,836,007	$35,931,623
Shares issued to shareholders in payment of distributions declared	—	—	208,949	1,920,891
Shares redeemed	(718,168)	(5,500,893)	(1,354,203)	(12,468,225)

Net change resulting from Institutional I Shares Transactions	(151,077)	$(1,342,467)	2,690,753	$25,384,289

Net change resulting from share transactions	(181,707)	$(1,576,553)	2,666,830	$25,191,281

	Multi Cap Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	6,982	$120,106	64,837	$1,235,957
Shares issued to shareholders in payment of distributions declared	2	50	278	5,370
Shares redeemed	(83,027)	(1,390,231)	(213,787)	(4,008,007)

Net change resulting from Class A Shares Transactions	(76,043)	$(1,270,075)	(148,672)	$(2,766,680)

Class B Shares
Shares sold	835	$12,678	2,992	$51,497
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(10,142)	(160,957)	(84,502)	(1,515,355)

Net change resulting from Class B Shares Transactions	(9,307)	$(148,279)	(81,510)	$(1,463,858)

Institutional I Shares
Shares sold	31,258	$522,000	45,891	$866,342
Shares issued to shareholders in payment of distributions declared	—	—	127	2,489
Shares redeemed	(89,422)	(1,465,745)	(545,000)	(10,533,103)

Net change resulting from Institutional I Shares Transactions	(58,164)	$(943,745)	(498,982)	$(9,664,272)

Net change resulting from share transactions	(143,514)	$(2,362,099)	(729,164)	$(13,894,810)

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	173

	Mid Cap Stock Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares		Shares	Amount

Class A Shares
Shares sold	37,684	$502,902	407,528	$6,016,414
Shares issued to shareholders in payment of distributions declared	—	—	281,039	3,909,849
Shares redeemed	(1,091,171)	(14,685,235)	(573,731)	(8,363,737)

Net change resulting from Class A Shares Transactions	(1,053,487)	$(14,182,333)	114,836	$1,562,526

Class B Shares
Shares sold	1,096	$11,889	6,428	$85,184
Shares issued to shareholders in payment of distributions declared	—	—	17,118	217,435
Shares redeemed	(15,309)	(156,930)	(44,773)	(599,293)

Net change resulting from Class B Shares Transactions	(14,213)	$(145,041)	(21,227)	$(296,674)

Institutional I Shares
Shares sold	1,339,011	$17,145,270	403,215	$5,818,872
Shares issued to shareholders in payment of distributions declared	—	—	459,893	6,407,679
Shares redeemed	(498,342)	(5,911,991)	(1,024,332)	(14,996,958)

Net change resulting from Institutional I Shares Transactions	840,669	$11,233,279	(161,224)	$(2,770,407)

Net change resulting from share transactions	(227,031)	$(3,094,095)	(67,615)	$(1,504,555)

	Mid Cap Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	10,147	$122,191	45,352	$636,565
Shares issued to shareholders in payment of distributions declared	—	—	73,217	974,514
Shares redeemed	(58,015)	(722,843)	(108,940)	(1,515,938)

Net change resulting from Class A Shares Transactions	(47,868)	$(600,652)	9,629	$95,141

Class B Shares
Shares sold	1,358	$17,184	4,238	$53,029
Shares issued to shareholders in payment of distributions declared	—	—	6,424	82,355
Shares redeemed	(2,250)	(23,766)	(13,816)	(191,234)

Net change resulting from Class B Shares Transactions	(892)	$(6,582)	(3,154)	$(55,850)

Institutional I Shares
Shares sold	1,223,019	$14,372,958	1,857,325	$24,818,703
Shares issued to shareholders in payment of distributions declared	—	—	511,150	6,915,864
Shares redeemed	(483,604)	(5,621,245)	(812,311)	(11,761,268)

Net change resulting from Institutional I Shares Transactions	739,415	$8,751,713	1,556,164	$19,973,299

Net change resulting from share transactions	690,655	$8,144,479	1,562,639	$20,012,590

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

174	NOTES TO FINANCIAL STATEMENTS

	Small Cap Stock Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	40,914	$201,682	101,494	$697,664
Shares issued to shareholders in payment of distributions declared	—	—	212,312	1,243,399
Shares redeemed	(103,816)	(470,803)	(120,562)	(758,653)

Net change resulting from Class A Shares Transactions	(62,902)	$(269,121)	193,244	$1,182,410

Class B Shares
Shares sold	15,162	$64,515	7,642	$46,973
Shares issued to shareholders in payment of distributions declared	—	—	59,886	312,017
Shares redeemed	(26,559)	(106,648)	(45,003)	(281,215)

Net change resulting from Class B Shares Transactions	(11,397)	$(42,133)	22,525	$77,775

Institutional I Shares
Shares sold	1,243,323	$5,506,685	2,021,011	$12,831,604
Shares issued to shareholders in payment of distributions declared	—	—	2,584,969	15,148,618
Shares redeemed	(2,850,039)	(12,751,785)	(6,088,537)	(44,143,076)

Net change resulting from Institutional I Shares Transactions	(1,606,716)	$(7,245,100)	(1,482,557)	$(16,162,854)

Net change resulting from share transactions	(1,681,015)	$(7,556,354)	(1,266,788)	$(14,902,669)

	Small Cap Growth Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	104,270	$1,554,257	91,784	$1,652,281
Shares issued to shareholders in payment of distributions declared	—	—	472,580	7,868,460
Shares redeemed	(238,832)	(3,416,768)	(375,232)	(6,762,937)

Net change resulting from Class A Shares Transactions	(134,562)	$(1,862,511)	189,132	$2,757,804

Class B Shares
Shares sold	1,779	$25,228	5,319	$85,749
Shares issued to shareholders in payment of distributions declared	—	—	25,903	403,047
Shares redeemed	(11,351)	(153,654)	(34,776)	(560,350)

Net change resulting from Class B Shares Transactions	(9,572)	$(128,426)	(3,554)	$(71,554)

Class C Shares
Shares sold	9,713	$143,514	5,299	$90,530
Shares issued to shareholders in payment of distributions declared	—	—	2,703	43,271
Shares redeemed	(1,476)	(18,265)	(3,299)	(54,234)

Net change resulting from Class C Shares Transactions	8,237	$125,249	4,703	$79,567

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	175

	Small Cap Growth Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Institutional I Shares
Shares sold	1,731,603	$25,117,135	3,295,593	$61,636,568
Shares issued to shareholders in payment of distributions declared	—	—	1,089,393	18,606,835
Shares redeemed	(1,329,132)	(18,888,605)	(1,933,921)	(36,234,631)

Net change resulting from Institutional I Shares Transactions	402,471	$6,228,530	2,451,065	$44,008,772

Net change resulting from share transactions	266,574	$4,362,842	2,641,346	$46,774,589

	International Equity Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	10,784	$115,238	61,209	$822,884
Shares issued to shareholders in payment of distributions declared	2	28	86,961	1,126,932
Shares redeemed	(71,429)	(730,510)	(150,628)	(2,014,131)

Net change resulting from Class A Shares Transactions	(60,643)	$(615,244)	(2,458)	$(64,315)

Class B Shares
Shares sold	3,966	$45,073	17,342	$216,936
Shares issued to shareholders in payment of distributions declared	—	—	8,008	100,226
Shares redeemed	(21,499)	(204,415)	(9,810)	(125,335)

Net change resulting from Class B Shares Transactions	(17,533)	$(159,342)	15,540	$191,827

Institutional I Shares
Shares sold	2,539,092	$21,992,076	6,267,343	$78,798,987
Shares issued to shareholders in payment of distributions declared	—	—	1,274,404	16,388,844
Shares redeemed	(1,449,520)	(15,046,636)	(2,787,106)	(36,493,893)

Net change resulting from Institutional I Shares Transactions	1,089,572	$6,945,440	4,754,641	$58,693,938

Net change resulting from share transactions	1,011,396	$6,170,854	4,767,723	$58,821,450

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

176	NOTES TO FINANCIAL STATEMENTS

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for income recognition on dollar roll transactions, foreign currency transactions, redemption in-kind, expiration of capital loss carryforwards, reclassification of ordinary loss to short-term gains, market discount reclass, partnership adjustments, REIT dividend reclasses, and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Short Duration Government Bond Fund	$(330,444)	$—	$330,444
U.S. Government Bond Fund	(3,247,475)	22,663	3,224,812
New York Municipal Bond	—	(7,601)	7,601
Pennsylvania Municipal Bond Fund	—	(11,359)	11,359
Maryland Municipal Bond Fund	—	(6,634)	6,634
Virginia Municipal Bond Fund	—	(3,260)	3,260
Conservative Growth Fund	—	71,171	(71,171)
Moderate Growth Fund	—	486,124	(486,124)
Aggressive Growth Fund	—	478,694	(478,694)
Equity Income Fund	—	1	(1)
Equity Index Fund	—	(190)	190
Large Cap Growth Fund	(3,376)	3,375	1
Multi Cap Growth Fund	—	32	(32)
Mid Cap Stock Fund	—	122	(122)
Mid Cap Growth Fund	(289,027)	289,152	(125)
Small Cap Stock Fund	(7,275)	7,272	3
Small Cap Growth Fund	(449,042)	1,653,790	(1,204,748)
International Equity Fund	—	(518,531)	518,531

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007 was as follows:

	2008			2007
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Short Duration Government Bond Fund	$7,162,553		$—	$7,415,081		$—
Short-Term Corporate Bond Fund	2,354,270		—	2,494,722		—
U.S. Government Bond Fund	6,647,994		—	7,230,606		—
New York Municipal Bond Fund	3,949,847	**	—	3,656,805	***	—
Pennsylvania Municipal Bond Fund	4,726,210	**	—	5,172,642	***	—
Maryland Municipal Bond Fund	5,473,052	**	234,786	5,807,022	***	388,066
Virginia Municipal Bond Fund	622,732	**	151,692	759,945	***	198,124
Intermediate-Term Bond Fund	8,058,587		—	9,089,252		—
Income Fund	5,663,989		—	6,005,892		143,186
Conservative Growth Fund	277,826		197,999	390,066		390,144
Moderate Growth Fund	946,162		2,024,285	1,295,238		3,350,766
Aggressive Growth Fund	315,908		1,260,475	514,470		2,016,683
Balanced Fund	710,744		—	846,280		—
Equity Income Fund	4,109,852		4,397,588	4,699,742		2,016,056
Large Cap Value Fund	2,699,634		8,590,840	3,364,749		8,384,979
Equity Index Fund	1,961,365		—	1,617,937		—
Large Cap Stock Fund	945,060		22,041,785	1,468,089		5,938,444
Large Cap Growth Fund	271,449		1,832,759	123,734		—
Multi Cap Growth Fund	8,834		—	—		—
Mid Cap Stock Fund	1,186,654		9,674,863	3,458,620		12,976,306
Mid Cap Growth Fund	890,761		7,826,354	2,003,935		8,577,180

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	177

	2008		2007
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Small Cap Stock Fund	$8,148,136	$10,654,745	$9,239,438	$29,670,530
Small Cap Growth Fund	25,223,347	5,539,571	20,835,676	4,371,072
International Equity Fund	7,615,536	17,481,932	10,244,607	3,177,785

*	For tax purposes short-term capital gain distributions are considered over designated ordinary income distributions.

**	Included in this amount is tax exempt income of $3,949,847, $4,726,210, $5,467,662 and $618,718 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

***	Included in this amount is tax exempt income of $3,655,959, $5,163,270, $5,802,595 and $759,945 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Short Duration Government Bond Fund	$20,874		$—	$1,212,333	$(1,575,387)
Short-Term Corporate Bond Fund	18,378		—	265,077	(1,605,582)
U.S. Government Bond Fund	50,791		—	1,850,616	(4,197,123)
New York Municipal Bond Fund	21,090	*	—	591,588	(740,014)
Pennsylvania Municipal Bond Fund	30,463	*	89,578	2,036,410	—
Maryland Municipal Bond Fund	38,462	*	200,535	509,237	—
Virginia Municipal Bond Fund	3,201	*	8,091	316,529	—
Intermediate-Term Bond Fund	58,316		—	1,268,964	(5,380,584)
Income Fund	19,634		—	(550,110)	(1,620,300)
Conservative Growth Fund	9,271		321,902	(344,281)	—
Moderate Growth Fund	22,657		2,726,537	(1,004,184)	—
Aggressive Growth Fund	—		1,970,461	(778,407)	—
Balanced Fund	51,534		—	(371,581)	(39,699,273)
Equity Income Fund	28,348		—	(3,165,987)	(1,484,203)
Large Cap Value Fund	216,565		293,583	7,089,979	—
Equity Index Fund	135,573		—	15,779,306	(11,720,557)
Large Cap Stock Fund	454,048		1,370,428	37,134,079	(15,183,877)
Large Cap Growth Fund	3,375		—	3,761,072	(1,513,564)
Multi Cap Growth Fund	35,350		—	2,306,570	(28,631,270)
Mid Cap Stock Fund	292,568		2,892,068	6,252,995	—
Mid Cap Growth Fund	—		1,927,001	12,782,593	—
Small Cap Stock Fund	—		—	1,166,885	(3,642,307)
Small Cap Growth Fund	—		—	6,429,450	(19,352,051)
International Equity Fund	1,392,467		7,310,059	25,980,985	(2,809,254)

*	Included in this amount is tax exempt income of $21,090, $30,463, $38,462 and $3,201 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

178	NOTES TO FINANCIAL STATEMENTS

For federal income tax purposes, the following amounts apply as of October 31, 2008:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Government Bond Fund	146,961,762	$1,229,614	$945,138	$284,476
Short-Term Corporate Bond Fund	44,726,767	99,009	882,415	(783,406)
U.S. Government Bond Fund	111,304,067	1,207,898	2,462,783	(1,254,885)
New York Municipal Bond Fund	98,027,794	498,820	6,877,517	(6,378,697)
Pennsylvania Municipal Bond Fund	113,579,635	1,441,340	4,958,346	(3,517,006)
Maryland Municipal Bond Fund	124,777,108	1,380,489	9,674,770	(8,294,281)
Virginia Municipal Bond Fund	16,972,676	250,100	886,184	(636,084)
Intermediate-Term Bond Fund	157,754,142	604,662	5,001,990	(4,397,328)
Income Fund	91,238,891	225,732	7,989,208	(7,763,476)
Conservative Growth Fund	10,739,656	25,629	2,224,573	(2,198,944)
Moderate Growth Fund	53,630,629	47,670	14,580,471	(14,532,801)
Aggressive Growth Fund	27,367,261	0	9,532,320	(9,532,320)
Balanced Fund	21,525,605	431,098	4,514,824	(4,083,726)
Equity Income Fund	26,167,379	233,627	8,637,367	(8,403,740)
Large Cap Value Fund	144,699,702	11,850,936	42,214,799	(30,363,863)
Equity Index Fund	87,953,755	7,213,509	22,272,066	(15,058,557)
Large Cap Stock Fund	99,482,072	16,509,374	19,686,621	(3,177,247)
Large Cap Growth Fund	60,212,158	2,149,748	13,234,757	(11,085,009)
Multi Cap Growth Fund	22,719,897	901,735	5,246,881	(4,345,146)
Mid Cap Stock Fund	99,230,145	3,521,503	34,262,044	(30,740,541)
Mid Cap Growth Fund	67,003,941	3,077,071	16,743,672	(13,666,601)
Small Cap Stock Fund	58,777,078	2,472,180	16,753,376	(14,281,196)
Small Cap Growth Fund	144,743,312	8,738,752	16,227,188	(7,488,436)
International Equity Fund	248,305,516	2,042,830	83,295,105	(81,252,275)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales, open defaulted bonds, non-taxable dividends and REITs, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

At April 30, 2008, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital
									Loss
Fund Name	2009	2010	2011	2012	2013	2014	2015	2016	Carryforwards
Short Duration Government Bond Fund	$306,358	$245,606	$47,343	$79,667	$209,434	$546,390	$129,435	$—	$1,564,233
Short-Term Corporate Bond Fund	326,125	—	1,006,118	—	—	—	176,359	78,458	1,587,060
U.S. Government Bond Fund	—	1,446,091	—	595,734	640,541	385,099	1,129,658	—	4,197,123
New York Municipal Bond Fund	—	—	—	—	—	24,607	187,072	426,253	637,932
Intermediate-Term Bond Fund	—	—	—	—	913,443	2,052,558	2,414,583	—	5,380,584
Income Fund	—	—	—	—	—	—	1,462,619	38,126	1,500,745
Balanced Fund	—	32,428,634	7,270,639	—	—	—	—	—	39,699,273
Equity Index Fund	—	2,128,853	163,034	—	6,983,112	2,445,558	—	—	11,720,557
Large Cap Stock Fund	—	—	15,183,879	—	—	—	—	—	15,183,879
Multi Cap Growth Fund	—	28,412,636	218,634	—	—	—	—	—	28,631,270
International Equity Fund	238,176	—	2,571,078	—	—	—	—	—	2,809,254

As a result of the tax-free transfer of assets from acquired fund, certain capital loss carryforwards listed previously may be limited.

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	179

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2008:

Fund Name	Capital Loss Carryforwards Used
Short Duration Government Bond Fund	$286,434
U.S. Government Bond Fund	1,258,922
Pennsylvania Municipal Bond Fund	670,805
Intermediate-Term Bond Fund	350,596
Balanced Fund	1,552,114
Equity Index Fund	4,574,099
Large Cap Stock Fund	8,773,838
Large Cap Growth Fund	346,616
Multi Cap Growth Fund	3,748,847
International Equity Fund	1,095,202

Additionally, capital loss carryforwards as follows expired during the year ended April 30, 2008:

Fund Name	Capital Loss Carryforwards Expired
Short Duration Government Bond Fund	$330,444
U.S. Government Bond Fund	3,247,475

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post October losses deferred to May 1, 2008 are as follows:

Fund Name	Post October Capital Losses
Short Duration Government Bond Fund	$11,154
Short-Term Corporate Bond Fund	18,522
New York Municipal Bond Fund	102,082
Income Fund	119,555
Equity Income Fund	1,484,203
Large Cap Growth Fund	1,513,564
Small Cap Stock Fund	3,642,307
Small Cap Growth Fund	19,352,051

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

5.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2008, the Adviser voluntarily agreed to waive, and/or reimburse operating expenses

(excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year to the net expense ratios shown in each Fund’s financial highlights. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

Fund Name	Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

Sub-Advisory Fee – DePrince, Race & Zollo, Inc. (DRZ) is the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. DRZ is paid by the Advisor as follows: 0.40% of the average daily net assets of Equity Income Fund.

NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

LSV Asset Management (LSV) is the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. LSV is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

180	NOTES TO FINANCIAL STATEMENTS

assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

LSV is the sub-advisor of the value component of Small Cap Stock Fund and receives for its services an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

LSV is the sub-advisor of the value portion of the MTB Mid Cap Stock Fund and has voluntarily implemented a waiver of a portion of the sub-advisory compensation it receives from the Advisor for managing the value component of the assets of both the MTB Small Cap Stock and Mid Cap Stock Fund. The fee waiver will be calculated based on the total sub-advisory fee LSV receives from the Advisor for managing these two funds and will reduce proportionately the sub-advisory fee for each fund based on assets under management.

LSV is the sub-advisor of the value component of the International Equity Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid at an annual rate of 0.49% on the value portion of the average daily net assets of the International Equity Fund.

SSgA Funds Management, Inc. (SSgA FM) is the sub-advisor of the core component of the International Equity Fund. For its services under the sub-advisory agreement, SSgA FM receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is paid a fee on the core portion of the average daily net assets of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of average daily net assets; 0.32% on the next $90 million of average daily net assets; and 0.30% on average daily net assets over $140 million.

Hansberger Global Investors, Inc. (HGI) is the sub-advisor of the growth component of the International Equity Fund. For its services under the sub-advisory agreement, HGI receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is paid at an annual rate of 0.60% on the growth portion of the average daily net assets of the International Equity Fund.

Copper Rock Capital Partners, LLC (Copper Rock) is the sub-advisor of the growth component of the Small Cap Stock Fund. For its services under the sub-advisory agreement, Copper Rock receives an allocable portion of the advisory fee that the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of the average daily net assets that Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. Copper Rock is paid a fee on the growth portion of the average daily net assets of the Small Cap Stock Fund at the following annual rate: 0.72% on the first $50 million of average daily net assets and 0.66% on average daily net assets over $50 million.

DRZ is the sub-advisor of the value component of the Balanced Fund to a sub-advisor, DRZ. For its services under the sub-advisory agreement, DRZ receives an allocable portion of the advisory fee that the Advisor receives from the Balanced Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is paid at an annual rate of 0.40% on the value portion of the average daily net assets of the Balanced Fund.

Administrative Fee – MTB Investment Advisors, Inc. (“MTBIA”) replaced M&T Securities, Inc. (“M&T”) as co-administrator to the Trust. The co-administrators provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for at an aggregate annual fee as specified below:

Fees payable to MTBIA: (For the six months ended October 31, 2008)

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Effective September 10, 2007, the Trust entered into a fund administration and accounting agreement and custody agreement with The Bank of New York Mellon. Fees for such services are based on assets and volume of transactions.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc., the principal distributor effective November 16, 2007, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, ALPS Distributors Inc., may waive or reduce any fees to which they are entitled. For the period May 1, 2008 through October 31, 2008, ALPS Distributors Inc., did not retain any fees paid by the Funds.

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	181

For the period November 16, 2007 through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Distributors, Inc., for transfer agency services when the total expenses payable to all funds exceed $1,047,803 per year. These amounts are shown as waivers on the Statement of Operations.

Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the period from September 10, 2007 through September 10, 2008, the Bank of New York Mellon has agreed to pay FMS’ fee in excess of $135,000 per annum. For the twelve month period ending September 10, 2009, Bank of New York Mellon will pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as waivers on the Statement of Operations

Sales Charges – Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

For the six months ended October 31, 2008, ALPS Distributors Inc., respectively, retained the amounts listed in the chart below from sales charges received from the sale of Class A Shares. ALPS Distributors Inc., did not retain CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares
Short Duration Government Bond Fund	$2,213
Short-Term Corporate Bond Fund	59
US Government Bond Fund	2,626
New York Municipal Bond Fund	23,655
Pennsylvania Municipal Bond Fund	772
Maryland Municipal Bond Fund	12,844
Virginia Municipal Bond Fund	14
Intermediate – Term Bond Fund	551
Income Fund	222
Managed Allocation – Conservative Growth	6,110
Managed Allocation – Moderate Growth	19,481
Managed Allocation – Aggressive Growth	16,632
Balanced Fund	1,338
Equity Income Fund	94
Large Cap Value Fund	1,798
Equity Index Fund	3,289
Large Cap Stock Fund	2,768
Large Cap Growth Fund	1,059
Multi Cap Growth Fund	2,184
Mid Cap Stock Fund	4,235
Mid Cap Growth Fund	1,270
Small Cap Stock Fund	641
Small Cap Growth Fund	19,901
International Equity Fund	2,200

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS Fund Services, Inc, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Dealer Agreement with ALPS Distributors, Inc, under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2008 neither ALPS Distributors, Inc, nor any affiliate received any fees paid by the Funds. ALPS Distributors Inc. also did not receive any fees paid by the Funds for the period December 1, 2007 through April 30, 2008. For the six months ended October 31, 2008, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained
MTB Short Duration Government Bond Fund	$42
MTB Short-Term Corporate Bond Fund	23
MTB U.S. Government Bond Fund	137
MTB New York Municipal Bond Fund	731
MTB Pennsylvania Municipal Bond Fund	360
MTB Maryland Municipal Bond Fund	234
MTB Intermediate-Term Bond Fund	82
MTB Income Fund	73
MTB Managed Allocation Fund-Conservative Growth	1,692
MTB Managed Allocation Fund-Moderate Growth	20,686
MTB Managed Allocation Fund-Aggressive Growth	5,642
MTB Balanced Fund	1,224
MTB Equity Income Fund	20,676
MTB Large Cap Value Fund	73,704
MTB Equity Index Fund	353
MTB Large Cap Stock Fund	71,325
MTB Large Cap Growth Fund	33,382
MTB Multi Cap Growth Fund	4,470
MTB Mid Cap Stock Fund	45,053
MTB Mid Cap Growth Fund	32,575
MTB Small Cap Stock Fund	37,040
MTB Small Cap Growth Fund	41,470
MTB International Equity Fund	126,605

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. The Advisor has agreed to reimburse the Trust for certain investment advisory fees (except for Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended October 31, 2008 are as follows:

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

182	NOTES TO FINANCIAL STATEMENTS

Affiliated Fund Name	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2008	Value at 10/31/2008	Dividend Income
Conservative Growth Fund:
MTB Prime Money Market Fund	974,597	1,980,260	2,197,682	757,175	$757,175	$9,180
MTB Short Duration Government Bond Fund	213,142	3,684	61,730	155,096	1,509,084	38,642
MTB Short-Term Corporate Bond Fund	117,095	2,016	32,051	87,060	837,515	19,453
MTB U.S. Government Bond Fund	97,837	2,044	27,153	72,728	670,555	20,125
MTB Intermediate-Term Bond Fund	116,268	2,198	31,211	87,255	839,391	23,518
MTB Large Cap Value Fund	60,822	11,587	3,308	69,101	525,167	3,967
MTB Large Cap Stock Fund	87,209	12,828	5,219	94,818	519,603	—
MTB Large Cap Growth Fund	144,444	22,259	9,741	156,962	951,192	—
MTB Mid Cap Growth Fund	16,713	5,360	1,335	20,738	177,312	—
MTB Mid Cap Stock Fund	8,489	2,456	625	10,320	87,821	—
MTB Small Cap Growth	7,140	2,011	680	8,471	89,710	—
MTB Small Cap Stock Fund	21,928	5,144	2,422	24,650	90,710	—
MTB International Equity Fund	162,053	55,989	2,130	215,912	1,485,477	—

Total	2,027,737	2,107,836	2,375,287	1,760,286	8,540,712	114,885

Moderate Growth Fund:
MTB Prime Money Market Fund	4,640,411	6,773,912	8,376,093	3,038,230	3,038,230	37,654
MTB Short Duration Government Bond Fund	479,815	8,312	175,553	312,574	3,041,349	86,751
MTB Short-Term Corporate Bond Fund	415,176	7,160	145,991	276,345	2,658,435	68,927
MTB U.S. Government Bond Fund	123,888	2,593	44,042	82,439	760,088	25,565
MTB Intermediate-Term Bond Fund	471,128	8,933	163,501	316,560	3,045,309	95,198
MTB Large Cap Value Fund	308,093	18,170	12,455	313,808	2,384,944	20,325
MTB Large Cap Stock Fund	1,251,668	38,452	69,846	1,220,274	6,687,100	—
MTB Large Cap Growth Fund	864,707	26,641	48,901	842,447	5,105,228	—
MTB Mid Cap Stock Fund	86,002	11,521	3,756	93,767	797,957	—
MTB Mid Cap Growth Fund	84,667	14,693	5,079	94,281	806,103	—
MTB Small Cap Stock Fund	222,151	24,509	22,503	224,157	824,898	—
MTB Small Cap Growth Fund	36,168	4,687	2,332	38,523	407,955	—
MTB International Equity Fund	1,158,963	237,202	9,503	1,386,662	9,540,232	—

Total	10,142,837	7,176,785	9,079,555	8,240,067	39,097,828	334,420

Aggressive Growth Fund:
MTB Prime Money Market Fund	300,010	3,388,306	3,501,644	186,672	186,672	2,109
MTB Short-Term Corporate Bond Fund	30,424	1,347	14,046	17,725	170,514	4,767
MTB Large Cap Value Fund	342,449	8,971	45,706	305,714	2,323,424	21,742
MTB Large Cap Stock Fund	717,625	8,192	112,860	612,957	3,359,003	—
MTB Large Cap Growth Fund	853,056	1,272	126,260	728,068	4,412,093	—
MTB Mid Cap Stock Fund	66,186	5,165	8,012	63,339	539,016	—
MTB Mid Cap Growth Fund	43,450	4,861	5,803	42,508	363,445	—
MTB Small Cap Stock Fund	170,939	11,026	30,493	151,472	557,416	—
MTB Small Cap Growth Fund	37,115	3,165	5,597	34,683	367,291	—
MTB International Equity Fund	768,084	83,150	43,666	807,568	5,556,067	—

Total	3,329,338	3,515,455	3,894,087	2,950,706	17,834,941	28,618

Balanced Fund:
MTB Prime Money Market Fund	745,198	2,712,822	3,227,199	230,821	230,821	4,670
MTB Money Market Fund	310,723	121,807	432,530	—	—	1,145

	1,055,921	2,834,629	3,659,729	230,821	230,821	5,815

Equity Income Fund:
MTB Prime Money Market Fund	777,489	5,922,286	5,814,600	885,175	885,175	7,353
Large Cap Value Fund:
MTB Prime Money Market Fund	8,235,457	19,491,702	22,282,152	5,445,007	5,445,007	86,140
Equity Index Fund:
MTB Prime Money Market Fund	223,965	4,803,395	4,491,721	535,639	535,639	3,049

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	183

Affiliated Fund Name	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2008	Value at 10/31/2008	Dividend Income
Large Cap Stock Fund:
MTB Prime Money Market Fund	158,690	12,504,647	11,624,859	1,038,478	$1,038,478	$8,278
Large Cap Growth Fund:
MTB Prime Money Market Fund	488,261	11,342,721	11,440,918	390,064	390,064	6,494
MTB Money Market Fund	6,596	—	6,596	—	—	16

Total	494,857	11,342,721	11,447,514	390,064	390,064	6,510

Multi Cap Growth Fund:
MTB Prime Money Market Fund	666,533	5,794,607	6,227,500	233,640	233,640	4,131
MTB Money Market Fund	27,182	367,252	394,434	—	—	664

Total	693,715	6,161,859	6,621,934	233,640	233,640	4,795

Mid Cap Stock Fund:
MTB Prime Money Market Fund	1,971,900	14,279,267	14,059,937	2,191,230	2,191,230	15,320
Mid Cap Growth Fund:
MTB Prime Money Market Fund	2,523,451	14,758,413	15,460,474	1,821,390	1,821,390	28,802
MTB Money Market Fund	635,252	2,218,021	1,929,037	924,236	924,236	2,832

Total	3,158,703	16,976,434	17,389,511	2,745,626	2,745,626	31,634

Small Cap Stock Fund:
MTB Prime Money Market Fund	1,693,390	20,567,839	21,946,088	315,141	315,141	15,729
Small Cap Growth Fund:
MTB Prime Money Market Fund	7,591,307	123,255,386	122,888,484	7,958,209	7,958,209	47,309
MTB Money Market Fund	529,399	17,141,867	17,671,266	—	—	5,761

Total	8,120,706	140,397,253	140,559,750	7,958,209	7,958,209	53,070

International Equity Fund:
MTB Prime Money Market Fund	3,760,989	24,003,853	21,171,843	6,592,999	6,592,999	20,924

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the six months ended October 31, 2008, were as follows:

Fund Name	Purchases	Sales
Short Duration Government Bond Fund	$45,472,843	$62,861,431
Short-Term Corporate Bond Fund	17,718,706	31,553,208
U.S. Government Bond Fund	25,899,580	32,246,645
New York Municipal Bond Fund	58,872,940	64,123,165
Pennsylvania Municipal Bond Fund	13,851,381	19,235,708
Maryland Municipal Bond Fund	4,721,569	7,996,910
Virginia Municipal Bond Fund	1,597,784	300,000
Intermediate-Term Bond Fund	217,899,057	210,125,401
Income Fund	44,199,975	51,638,315
Conservative Growth Fund	945,801	1,694,407
Moderate Growth Fund	2,937,984	6,471,847
Aggressive Growth Fund	1,071,296	3,183,720
Balanced Fund	7,297,437	8,974,692
Equity Income Fund	14,615,801	18,010,691
Large Cap Value Fund	23,683,673	15,311,614
Equity Index Fund	25,534,227	31,637,046
Large Cap Stock Fund	3,285,213	14,571,476
Large Cap Growth Fund	28,004,114	29,794,459
Multi Cap Growth Fund	23,833,522	25,796,954

Fund Name	Purchases	Sales
Mid Cap Stock Fund	$17,874,283	$20,008,133
Mid Cap Growth Fund	23,774,274	14,788,185
Small Cap Stock Fund	51,625,162	57,741,784
Small Cap Growth Fund	856,798,399	847,723,004
International Equity Fund	95,405,826	90,688,084

7.	CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 39.8% for New York Municipal Bond Fund, 69.0% for Pennsylvania Municipal Bond Fund, 38.6% for Maryland Municipal Bond Fund and 54.7% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.5% for New York Municipal Bond Fund, 30.2% for Pennsylvania Municipal Bond Fund, 10.6% for Maryland Municipal Bond Fund and 23.1% for Virginia Municipal Bond Fund of total investments.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

184	NOTES TO FINANCIAL STATEMENTS

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2008, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Asset
Banks	11.3%
Oil & Gas	9.4%
Telecommunications	8.1%
Pharmaceuticals	8.0%
Insurance	5.6%
Electric Utilities	4.3%
Food	4.3%
Metals & Mining	3.7%
Chemicals	3.0%
Auto Manufacturers	3.0%
Diversified Financial Services	2.5%
Software	1.6%
Retail	1.5%
Machinery	1.3%
Distribution/Wholesale	1.3%
Electronics	1.3%
Auto Parts & Equipment	1.2%
Engineering & Construction	1.2%
Iron / Steel	1.1%
Transportation	1.1%
Media	1.0%
Holding Companies-Diversified	1.0%
Semiconductors	1.0%
Aerospace & Defense	1.0%
Home Furnishings	0.9%
Agriculture	0.9%
Health Care – Products	0.8%
Miscellaneous Manufacturing	0.8%
Apparel	0.8%
Electrical Components & Equipment	0.8%
Real Estate – Management & Development	0.7%
Computers	0.7%
Energy-Alternate Sources	0.7%
Gas Utilities	0.7%
Office/Business Equipment	0.7%
Toys/Games/Hobbies	0.6%
Airlines	0.6%
Internet	0.6%
Advertising	0.5%
Household Products	0.5%
Commercial Services	0.4%
Oil & Gas Services	0.4%

Industry	Percentage of Net Asset
Building Materials	0.4%
Health Care Providers & Services	0.3%
Investment Companies	0.3%
Packaging & Containers	0.3%
Water Utilities	0.3%
Hand/Machine Tools	0.3%
Beverages	0.3%
Metal Fabricate/Hardware	0.2%
Retail/Wholesale – Jewelry	0.2%
Real Estate Investment Trusts (Reit)	0.2%
Forest Products & Paper	0.2%
Biotechnology	0.1%
Textile	0.1%
Leisure Time	0.1%
Cosmetics/Personal Care	0.1%
Entertainment & Leisure	0.0%
Real Estate	0.0%
Financial Services	0.0%
Diversified Operations	0.0%
Hotels, Restaurants & Leisure	0.0%
Home Builders	0.0%
Warrants	0.0%
Money Market Fund	3.9%
Other Assets Less Liabilities	1.8%
Total	100.0%

8.	LINE OF CREDIT

The Funds (except Managed Allocation Conservative Growth Fund, Managed Allocation Moderate Growth Fund, and Managed Allocation Aggressive Growth Fund) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with The Bank of New York Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC for the six months ended October 31, 2008.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

(continued on next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	185

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

10.	FEDERAL TAX INFORMATION

For the year ended April 30, 2008, the amount of long-term capital gain designated by the Funds was as follows:

Fund Name
Maryland Municipal Bond Fund	234,786
Virginia Municipal Bond Fund	151,692
Conservative Growth Fund	197,999
Moderate Growth Fund	2,024,285
Aggressive Growth Fund	1,183,415
Equity Income Fund	4,397,588
Large Cap Value Fund	8,590,840
Large Cap Stock Fund	22,041,782
Large Cap Growth Fund	1,832,759
Mid Cap Stock Fund	9,674,863
Mid Cap Growth Fund	7,826,354
Small Cap Stock Fund	10,654,745
Small Cap Growth Fund	5,539,571
International Equity Fund	17,481,932

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the period ended April 30, 2008, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Fund Name
Conservative Growth Fund	9.36%
Moderate Growth Fund	28.66%
Aggressive Growth Fund	24.63%
Balanced Fund	59.65%
Equity Income Fund	51.14%
Large Cap Value Fund	100.00%
Equity Index Fund	100.00%

Fund Name
Large Cap Stock Fund	100.00%
Large Cap Growth Fund	100.00%
Multi Cap Growth Fund	100.00%
Mid Cap Stock Fund	100.00%
Mid Cap Growth Fund	29.63%
Small Cap Stock Fund	21.19%
Small Cap Growth Fund	2.64%

For the period ended April 30, 2008, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name
Conservative Growth Fund	12.58%
Moderate Growth Fund	30.58%
Aggressive Growth Fund	45.29%
Balanced Fund	54.37%
Equity Income Fund	60.33%
Large Cap Value Fund	100.00%
Equity Index Fund	100.00%
Large Cap Stock Fund	100.00%
Large Cap Growth Fund	100.00%
Multi Cap Growth Fund	100.00%
Mid Cap Stock Fund	100.00%
Mid Cap Growth Fund	51.30%
Small Cap Stock Fund	23.29%
Small Cap Growth Fund	3.01%
International Equity Fund	82.11%

If the Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds will pass through to the shareholders credits of foreign taxes paid.

For the six months ended October 31, 2008. International Equity Fund derived $4,911,627 of gross income from foreign sources and paid foreign taxes of $424,641.

At October 31, 2008, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name
New York Municipal Bond Fund	97.81%
Pennsylvania Municipal Bond Fund	98.86%
Maryland Municipal Bond Fund	98.68%
Virginia Municipal Bond Fund	98.19%

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

186	NOTES TO FINANCIAL STATEMENTS

11.	SUBSEQUENT EVENTS

Proposed Fund Mergers – Subject to shareholder approval on or about the close of business on March 27, 2009, certain funds of the MTB Group of Funds (“Target Funds”) will be merged into certain other funds of the MTB Group of Funds (“Surviving Funds,” and collectively with the Target Funds, the “Funds”), as listed below:

The proposed mergers are as follows:

Target Funds	Corresponding Surviving Funds
MTB Large Cap Stock Fund	MTB Large Cap Growth Fund
MTB Mid Cap Stock Fund	MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund	MTB Small Cap Growth Fund
MTB Equity Income Fund	MTB Large Cap Value Fund

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds held on December 3-4, 2008, the Board determined that the proposed mergers were in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. Each proposed Plan contemplates that a Surviving Fund will acquire all of the assets of the corresponding Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, respectively, in exchange for their Target Fund shares. Each Target Fund will discharge all of its liabilities and obligations prior to the consummation of the reorganizations and, upon consummation, each Target Fund will liquidate. Each proposed merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Termination of New Share Purchases of Class B Shares – Effective on the close of business on December 31, 2008, the Funds’ Class B Shares will no longer be available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date will retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. Shareholders will also retain the ability to exchange their Class B Shares for Class B Shares of other funds in the MTB Group of Funds. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

International Equity Fund – Effective during the first quarter of 2009, SSgA Funds Management, Inc., will cease to be sub-adviser of the core style portion of the MTB International Equity Fund and Baring Asset Management International Investment Limited, will become the sub-adviser to the core style portion of the MTB International Equity Fund.

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

187

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 17-18, 2008 (“September Meeting”), the Trustees of the Trust, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreements with the Advisor for each Fund. The Trustees also approved the renewal of the investment sub-advisory agreements with MTBIA and: (1) DePrince, Race & Zollo, Inc. on behalf of MTB Balanced Fund and MTB Equity Income Fund; (2) LSV Asset Management on behalf of MTB International Equity Fund, MTB Mid Cap Stock Fund and MTB Small Cap Stock Fund; (3) SSgA Funds Management, Inc. on behalf of MTB International Equity Fund; (4) NWQ Investment Management Company LLC on behalf of MTB Large Cap Value Fund; (5) Hansberger Global Investors, Inc. on behalf of MTB International Equity Fund; and (6) CopperRock Capital Partners on behalf of MTB Small Cap Stock Fund.

In reaching its decisions to approve the continuation of the investment advisory agreements and sub-advisory agreements, the Trustees considered information furnished and discussed throughout the year at regularly scheduled board meetings as well as information that was provided at the Trustees’ request in relation to the renewal of the agreements for the September Meeting. The Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds.

The information that was furnished at board meetings throughout the year included MTBIA’s analysis of each Fund’s investment performance, presentations given by representatives of MTBIA and the sub-advisors, and various reports on compliance and other services provided to the Funds by MTBIA. In preparation for the September Meeting, the Independent Trustees requested, received and considered, among other things: (1) information compiled on each Fund’s investment performance over various time periods and the fees and expenses of each Fund, as compared to a comparable group of funds (each, a “Peer Group”); (2) the nature, extent and quality of services provided by MTBIA and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (3) the actual investment advisory fees paid by each Fund to MTBIA; (4) the costs of providing services to each Fund and the profitability of MTBIA from its relationship with the Funds; and (5) other benefits accruing to MTBIA or its affiliates as a result of the relationship with the Funds. In addition, in response to specific requests from the Independent Trustees in connection with the September Meeting, each of the sub-advisors furnished, and the Trustees reviewed, information that was similar to that provided by MTBIA.

In considering the information described above, the Independent Trustees received assistance from and met separately with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations. The Trustees considered and addressed each Fund separately during the September Meeting.

Based on all of the information presented, the Trustees, including a majority of the Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the investment advisory agreements and each sub-advisory agreement are reasonable in relation to the services that are provided under the agreements. In view of the broad scope and variety of factors and information considered, the Trustees did not find it practicable to assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the investment advisory agreement for each Fund and the sub-advisory agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Some of the specific factors that were relevant to the Trustee’s decisions to approve the continuance of the investment advisory and sub-advisory agreements are set forth below. In general, the Trustees concluded that their analysis of the factors below supported approval of the investment advisory agreements and each sub-advisory agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Trustees recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds; and (6) evaluating and monitoring sub-advisors. Furthermore, the Trustees considered the nature, extent and quality of the investment management services provided by each sub-advisor to the applicable Funds. The Trustees considered information about MTBIA and each sub-advisor’s investment management process in managing the relevant Funds and the experience and capability of their respective personnel who are responsible for the portfolio management. The Trustees also considered the history, organizational structure, financial condition and reputation of MTBIA and each sub-advisor and the qualifications and background of its personnel.

Investment Performance

The Trustees considered performance reports and discussions held at prior board meetings, as well as information that was provided at the September Meeting. For instance, the Trustees reviewed the performance of the Funds over the most recent 1-year period and the annualized performance over the most recent 3-year and 5-year periods, as relevant for each Fund, and as compared to each Fund’s Peer Group.

The Equity Funds. The Trustees considered the performance of each Fund as compared to its Peer Group. For this purpose, the “first quartile” is defined as the 25% of the funds in the applicable Peer Group that have the highest performance and the “fourth quartile” is defined as the 25% of the funds in the applicable Peer Group that have the lowest performance. The Trustees observed that each equity fund, other than those identified below, performed in one of the two highest quartiles for at least the 1-year period.

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

188

For the MTB International Equity Fund, the Trustees noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, the steps that MTBIA planned to take to address the performance, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisors. For the MTB Large Cap Growth Fund, the Trustees noted MTBIA’s explanation of the Fund’s performance and the steps that it planned to take to improve the performance. For the MTB Small Cap Stock Fund and MTB Mid Cap Stock Fund, the Trustees noted MTBIA’s explanation of each Fund’s performance, including MTBIA’s assessment of overall market conditions in light of the value-style portion of each Fund’s investment portfolio, and MTBIA’s plans to address the performance. For the MTB Equity Income Fund, the Trustees noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisor. The Trustees also noted MTBIA’s explanation of each other equity fund’s performance.

The Fixed Income Funds. The Trustees considered the performance of each Fund (including the MTB Balanced Fund) as compared to its Peer Group. For this purpose, the “first quartile” is defined as the 25% of the funds in the applicable Peer Group that have the highest performance and the “fourth quartile” is defined as the 25% of the funds in the applicable Peer Group that have the lowest performance. Of the fixed income funds, on a Fund-by-Fund basis, the performance reports indicated, and the Trustees observed, that each Fund fell within the top two quartiles for at least one of the performance periods provided by Lipper, and only the MTB Maryland Municipal Bond Fund and MTB New York Municipal Bond Fund fell within the lowest quartile for the most recent 1-year period. For the MTB Maryland Municipal Bond Fund and the MTB New York Municipal Bond Fund, the Trustees noted MTBIA’s explanation of each Fund’s performance, including MTBIA’s assessment of the market turmoil due to the issues surrounding municipal bond insurers. The Trustees also noted MTBIA’s explanation of each other fixed income fund’s performance, including MTBIA’s assessment of overall market conditions.

The Managed Allocation Funds. For the managed allocation funds, the Trustees reviewed and discussed with MTBIA information about each Fund’s performance compared to its Peer Group. The Trustees noted MTBIA’s explanation of each Fund’s performance and its plans to monitor and address the expense structure of each Fund and consider appropriate steps to address its performance.

The Costs of the Services to be Provided

The Trustees also gave substantial consideration to the fees payable by each Fund under the investment advisory agreements, and the sub-advisory agreements, as applicable. Among other things, the Trustees reviewed comparative information about each Fund’s contractual investment advisory fee rate, actual investment advisory fee rate (which included the effect of any fee waivers), and the total expenses of each Fund (which included the effect of any fee waivers), as a percentage of the average net assets of the Fund. Based on the data provided on investment advisory fee rates, on a Fund-by-Fund basis, the Trustees observed that: (1) the contractual investment advisory fee rate for each Fund was above the median of its respective Peer Group (except the MTB Small Cap Growth Fund, which was equal to the median); and (2) the actual investment advisory fee rate (after taking into account any applicable fee waivers) for each Fund, except the MTB Equity Index Fund, MTB Mid Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Equity Income Fund, MTB Virginia Municipal Bond Fund and MTB Balanced Fund, was above the median of its respective Peer Group. In considering the levels of fees to be paid by each Fund, the Trustees took into account, among other things, management’s explanation that the actual investment advisory fees of each Fund are below the contractual investment advisory fees due to voluntary waivers, and the actual total expenses of any Fund that are above the median level of its applicable Peer Group will remain within a reasonable range of total expenses. The Trustees were satisfied with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, each sub-advisor provided, and the Trustees reviewed, information comparing the fees charged by the sub-advisor for its services to a Fund versus its fees charged to other comparable investment companies or accounts, as applicable. In considering the sub-advisory fee rates charged by and costs and profitability of each sub-advisor with regard to the respective sub-advised Funds, the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each relevant Fund paying its sub-advisor(s) a fee directly.

Profitability

The Trustees reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. The Trustees considered MTBIA’s analyses and assessments, observing the limited availability of third-party comparative information concerning profitability. In considering the profitability of each sub-advisor with regard to the relevant Funds, the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each Fund paying its sub-advisor(s) a fee directly.

Economies of Scale

In response to questions from the Independent Trustees, MTBIA also provided information regarding the notion of possible realization of “economies of scale” as a Fund grows larger. Accordingly, the Trustees considered MTBIA’s assessments of potential economies of scale.

Other Benefits

The Trustees considered the “fall-out” or ancillary benefits that may accrue to MTBIA or a sub-advisor as a result of their relationships with the relevant Funds. In that regard, the Trustees considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Trustees also observed that MTBIA (and certain sub-advisors) receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Trustees noted that in selecting brokers MTBIA must, however, continue to seek to obtain best execution of Fund trades.

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

189

*    *    *

The Trustees based their decisions to renew the agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Trustees find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Trustees concluded that the level of fees paid by each Fund to MTBIA and the relevant sub-advisor(s) is reasonable. As a result, the Trustees, including a majority of the Independent Trustees, approved the investment advisory agreements and sub-advisory agreements.

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

190

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to

MTB International Equity Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Sub-Advisors to

MTB Small Cap Stock Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Copper Rock Capital Partners

200 Clarendon Street

52nd Floor

Boston, MA 02116

Sub-Advisor to

MTB Mid Cap Stock Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Sub-Advisor to

MTB Equity Income Fund

and MTB Balanced Fund

DePrince, Race & Zollo, Inc.

201 South Orange Avenue

Suite 850

Orlando, FL 32801

Sub-Advisor to

MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/08)

1-800-836-2211  /  mtbfunds.com

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-1208

Managed by MTB Investment Advisors, Inc.

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2008

MTB Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds. This report covers the first half of the funds’ fiscal year, which is the 6-month reporting period from May 1, 2008 through October 31, 2008. Inside, you will find a complete listing of the funds’ holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investment Advisors, Inc., the advisor to the MTB Group of Funds, has provided the following review of the economy, bond and stock markets over the six-month reporting period:

The Economy

Third quarter 2008 Gross Domestic Product (“GDP”) numbers came in, and as expected, they were negative. During the last week of October, the Commerce Department reported its first estimate of GDP growth for the third quarter and it came in at an annualized rate of (0.30)%. This figure will be revised, but is expected to remain negative. Furthermore, negative economic growth is expected in the final quarter of this year, and into 2009. The National Bureau of Economic Research is the arbiter that determines the beginning and ending dates of U.S. recessions. From all of the data, it appears that the current slowdown began in early-to-mid 2008.

Turmoil in the capital markets and housing industry contributed to the economic downturn. At this time last year, the U.S. economy was growing at close to 4.00%. Now, the growth rate has turned negative.

Housing starts are under 900,000 units (annualized) versus 2 million units three years ago. Furthermore, there is a 10-month inventory of unsold homes. It will take time to correct this situation; however, actions are being taken to turn the cycle around. The Federal Open Market Committee lowered the overnight Federal Funds rate to 1.00%, and other government actions have provided over $700 billion in funds available to financial institutions.

In this environment, unemployment might reach 7.50% (from the current level of 6.50%) and consumer confidence could continue its decline. At this writing, inflation is contained, and the price of oil (always a wild card) is around $50 per barrel—a dramatic drop from the July price of $145 per barrel.

Minutes from the recent meeting of the Federal Reserve Board disclose expectations that the current economic contraction might last one year. Historically, U.S. recessions have lasted 2 – 3 quarters before recovery and expansion begin.

The Bond Markets

During the six months ended October 31, 2008, the corporate, agency, mortgaged-backed and municipal bond markets endured one of the worst periods of relative performance in over 70 years. Venerable financial institutions such as Lehman Brothers went bankrupt. Insurance giant AIG, and government-sponsored entities FNMA (“Fannie Mae”) and FHLMC (“Freddie Mac”) received loans or other assistance to maintain their activities, liquidity, and net worth. Finally, banks and brokers such as Washington Mutual, Wachovia, and Merrill Lynch were seized by the FDIC or taken over by “healthier” institutions.

During this time of uncertainty, liquidity in many areas of the bond market was scarce or non-existent. Demand for the safety of treasury securities was insatiable, while other credit sensitive sectors suffered. In mid-September, as a direct result of the Lehman Brothers bankruptcy, a large money market fund found itself unable to redeem shares at $1/share. The Federal Reserve and Treasury Department acted swiftly in late September to address liquidity and credit issues in the credit markets. While total government programs to date exceed a dozen, several were targeted to assist money market funds, commercial paper issuers and the banking industry.

Over the last several months the dramatic outperformance of US Treasury bills and notes, as well as the underperformance of other bond market sectors have resulted in a landscape of abundant opportunities in the bond market.

For the six-month reporting period May 1, 2008 through October 31, 2008, bond market indices performed as follows1:

Barclays Capital Aggregate Bond Index[2]	Treasuries[3]	Mortgage-Backed[4]	Corporate[5]	Municipals[6]
(3.62)%	1.79%	(0.01)%	(13.12)%	(4.70)%

October 31, 2008  /  PRESIDENT’S MESSAGE

ii

The Stock Markets

The father of modern portfolio theory, Harry Markowitz, put forth a theory that diversifying sufficiently among uncorrelated assets can reduce portfolio risk toward zero. The recent events in the credit, currency and stock markets suggest that Wall Street misapplied Professor Markowitz’s theories. To be sure, the most recent stage of financial innovation, which had its genesis from the savings and loan crisis, was started with all the good intention that product innovation brings. It was just that collateralized mortgage obligation did not fit nicely into Professor Markowitz’s world. Unfortunately it did not stop many from making that incorrect assumption.

The second and third quarters of 2008 can best be expressed by the opening line of the Charles Dickens classic A Tale of Two Cities: “It was the best of times, it was the worst of times.” In 2007 cracks began to appear in the U.S. housing market, and the debt-laden U.S. consumer started to show signs that the rate of consumption was slowing. Not to worry, the great new phenomena of globalization acted as a huge counter weight, supporting the deteriorating domestic growth. The result was that, even though the major averages finished down for the second quarter of 2008, significant performance was achieved if one focused investment sights on global companies. While the S&P 500 recorded a decline of 2.73% for the second quarter, the XLB (Materials Sector Spider) appreciated by 4.39%: a difference of 7.12%. Within the materials space, metallurgical coal stocks appreciated even more. Walter Industries, which produces and exports metallurgical coal, appreciated nearly 75% (i.e. 73.75%). The great miracle, which was globalization, allowed investors to diversify away from the financial crisis that was assumed to be isolated only to the United States. The oasis that the global trend provided the investor would soon turn into a nightmare in the third quarter.

The third quarter started with commodities prices at elevated levels: crude oil topped $145 for a barrel of West Texas crude. The king of Saudi Arabia called a meeting of world leaders in early July to deal with this crisis. But as my grandmother used to say, “be careful what you wish for, you just might get it.” The commodity bubble burst. At the same time the de-leveraging of the world economy began in earnest. Institutions began to fail: Indy Mac on July 11th, Fannie Mae and Freddie Mac on September 7th, Lehman Brothers on September 14 th, and AIG on September 16th. The earthquake of financial leverage hit the U.S. economy in the third quarter of 2008. The tsunami was about to hit the global economy. So while indexes were down in the third quarter, it was the action underneath the surface that surprised many. Early cycle names outperformed substantially (for example, retail and regional banks). UCBH Holdings, a California commercial bank that primarily focuses on ethnic Chinese, appreciated by 186.67% in the quarter (starting the quarter at $2.25 and finishing it at $6.41). Coal stocks, which were the leader in the second quarter, declined by 56%. Needless to say when the financial system collapsed, we learned that everything would correct. Or as Professor Markowitz would suggest, all assets become correlated.

As the world economy deals with the global credit crisis we should focus on the words of Winston Churchill who said “a pessimist sees difficulty in every opportunity; an optimist sees opportunity in every difficulty.”

For the six-month reporting period May 1, 2008 through October 31, 2008, stock market indices performed as follows:

S&P 500[7]	Dow Jones Industrial Average[8]	NASDAQ[9]
(29.28)%	(26.32)%	(28.37)%

PRESIDENT’S MESSAGE  /  October 31, 2008

iii

The MTB Group of Funds, with assets of $10.8 billion as of October 31, 2008, give investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of MTB Funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 4, 2008

For more complete information, please download the MTB Funds’ prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2.	Barclays Capital Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. Investments cannot be made in an index.

3.	Barclays Capital Treasury Bond Index: Composed of all US Treasury publicly issued notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Indexes are unmanaged and investments cannot be made in an index.

4.	Barclays Capital Fixed Mortgage Securities Index: An unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. Investments cannot be made in an index.

5.	Barclays Capital Credit Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody’s Investors Service or BBB by Standard and Poor’s, if unrated by Moody’s. Collateralized Mortgage Obligations (CMOs) are not included. Indexes are unmanaged and investments cannot be made in an index.

6.	Barclays Capital Municipal Bond Index: A broad market performance benchmark index for the tax-exempt bond market. To be included in the Barclays Capital Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par balance of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. Indexes are unmanaged and investments cannot be made in an index.

7.	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

8.	Dow Jones Industrial Average (“DJIA”): An unmanaged average which represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. Investments cannot be made in an index.

9.	NASDAQ Composite Index: An unmanaged index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. Investments cannot be made in an index.

10.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11.	Diversification does not assure a profit nor protect against loss.

October 31, 2008  /  PRESIDENT’S MESSAGE

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2008

MTB Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/08	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,005.30	$3.59
Class S Shares	$1,000	$1,004.20	$4.70
Institutional I Shares	$1,000	$1,006.50	$2.38
Institutional II Shares	$1,000	$1,005.70	$3.08
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.63	$3.62
Class S Shares	$1,000	$1,020.52	$4.74
Institutional I Shares	$1,000	$1,022.84	$2.40
Institutional II Shares	$1,000	$1,022.13	$3.11

U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,009.00	$3.60
Institutional I Shares	$1,000	$1,010.00	$2.33
Institutional II Shares	$1,000	$1,009.50	$2.84
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.63	$3.62
Institutional I Shares	$1,000	$1,022.89	$2.35
Institutional II Shares	$1,000	$1,022.38	$2.85

TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.80	$4.00
Institutional I Shares	$1,000	$1,010.10	$1.98
Institutional II Shares	$1,000	$1,009.30	$2.73
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.22	$4.02
Institutional I Shares	$1,000	$1,023.24	$1.99
Institutional II Shares	$1,000	$1,022.48	$2.75

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

2

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/08	Expenses Paid During Period[1]
MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,009.70	$3.39
Class A2 Shares	$1,000	$1,010.50	$2.38
Class B Shares	$1,000	$1,005.80	$7.18
Class S Shares	$1,000	$1,008.20	$4.66
Institutional I Shares	$1,000	$1,010.80	$2.13
Institutional II Shares	$1,000	$1,010.30	$2.58
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.83	$3.41
Class A2 Shares	$1,000	$1,022.84	$2.40
Class B Shares	$1,000	$1,018.05	$7.22
Class S Shares	$1,000	$1,020.57	$4.69
Institutional I Shares	$1,000	$1,023.09	$2.14
Institutional II Shares	$1,000	$1,022.63	$2.60

PRIME MONEY MARKET FUND
Actual
Corporate Shares	$1,000	$1,010.40	$1.82
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$1,000	$1,023.33	$1.83

NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.50	$3.65
Institutional I Shares	$1,000	$1,009.60	$2.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.58	$3.67
Institutional I Shares	$1,000	$1,022.79	$2.45

PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.30	$3.80
Institutional I Shares	$1,000	$1,009.30	$2.79
Institutional II Shares	$1,000	$1,008.80	$3.24
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.42	$3.82
Institutional I Shares	$1,000	$1,022.43	$2.80
Institutional II Shares	$1,000	$1,021.98	$3.26

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.71%
Class S Shares	0.93%
Institutional I Shares	0.47%
Institutional II Shares	0.61%

U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.71%
Institutional I Shares	0.46%
Institutional II Shares	0.56%

TAX-FREE MONEY MARKET FUND
Class A Shares	0.79%
Institutional I Shares	0.39%
Institutional II Shares	0.54%

MONEY MARKET FUND
Class A Shares	0.67%
Class A2 Shares	0.47%
Class B Shares	1.42%
Class S Shares	0.92%
Institutional I Shares	0.42%
Institutional II Shares	0.51%

PRIME MONEY MARKET FUND
Corporate Shares	0.36%

NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.72%
Institutional I Shares	0.48%

PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.75%
Institutional I Shares	0.55%
Institutional II Shares	0.64%

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2008 the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	32.8%
Cash Equivalents[1]	67.1%
Other Assets Less Liabilities — Net[2]	0.1%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 32.8%

7U.S. TREASURY BILL – 22.2%
1.67%, 11/13/08	$50,000,000	$49,966,167
0.25%, 12/04/08	100,000,000	99,977,082
1.71%, 1/02/09	50,000,000	49,825,625
1.50%, 1/08/09	100,000,000	99,716,667
0.77%, 1/15/09	50,000,000	49,919,792
1.78%, 3/12/09	50,000,000	49,677,049
2.09%, 6/04/09	25,000,000	24,687,951

TOTAL U.S. TREASURY BILL		$423,770,333

U.S. TREASURY NOTE – 10.6%
3.13%, 4/15/09	50,000,000	50,285,148
4.88%, 6/30/09	100,000,000	101,998,424
3.38%, 9/15/09	50,000,000	50,888,838

TOTAL U.S. TREASURY NOTE		$203,172,410

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $626,942,743)		$626,942,743

REPURCHASE AGREEMENTS – 67.1%
Interest in $95,000,000 repurchase agreement 0.07%, dated 10/31/08 under which JP Morgan Chase will repurchase U.S. Treasury securities maturing on 2/15/25 for $95,000,554 on 11/3/08. The market value of the underlying security at the end of the period was $96,767,590.	95,000,000	95,000,000

Description	Principal Amount	Value

Interest in $290,000,000 repurchase agreement 0.10%, dated 10/31/08 under which Morgan Stanley & Co. will repurchase U.S. Government securities with various maturities to 11/15/24 for $290,002,417 on 11/3/08. The market value of the underlying security at the end of the period was $292,933,352.	$290,000,000	$290,000,000
Interest in $455,000,000 repurchase agreement 0.15%, dated 10/31/08 under which Barclays Bank will repurchase U.S. Government securities with various maturities to 2/29/12 for $455,005,688 on 11/3/08. The market value of the underlying security at the end of the period was $459,550,025.	455,000,000	455,000,000
Interest in $442,000,000 repurchase agreement 0.10%, dated 10/31/08 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 8/15/29 for $442,003,683 on 11/3/08. The market value of the underlying security at the end of the period was $446,420,049.	442,000,000	442,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,282,000,000)		$1,282,000,000

TOTAL INVESTMENTS – 99.9% (COST $1,908,942,743)		$1,908,942,743

OTHER ASSETS LESS LIABILITIES – 0.1%		$1,610,689

TOTAL NET ASSETS – 100.0%		$1,910,553,432

(MTB U.S. Treasury Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

MTB U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	1,908,942,743	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,908,942,743	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	77.7%
Cash Equivalents[1]	22.3%
Other Assets Less Liabilities — Net[2]	0.0%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 77.7%

1FEDERAL FARM CREDIT BANK – 11.0%
3.58%, 11/01/08	$98,000,000	$97,986,245
3.80%, 11/02/08	50,000,000	49,998,802
4.43%, 11/15/08	150,000,000	149,992,173
4.03%, 11/21/08	100,000,000	100,000,000

TOTAL FEDERAL FARM CREDIT BANK		$397,977,220

FEDERAL HOME LOAN BANK (FHLB) – 48.0%
[1]0.56%, 11/03/08	250,000,000	250,000,000
[1]2.68%, 11/11/08	150,000,000	150,000,000
[1]2.61%, 11/20/08	275,000,000	274,990,548
[1]4.11%, 11/21/08	250,000,000	250,000,000
[1]4.11%, 1/05/09	100,000,000	99,931,607
[7]3.00%, 1/06/09	150,000,000	149,175,000
[7]1.62%, 1/07/09	150,000,000	149,547,750
[1]4.59%, 1/11/09	125,000,000	125,027,511
[7]2.85%, 3/11/09	150,000,000	148,456,250
[7]2.90%, 5/01/09	150,000,000	147,812,917

TOTAL FEDERAL HOME LOAN BANK		$1,744,941,583

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.1%
[1]3.95%, 11/05/08	253,700,000	253,280,170
[7]2.67%, 1/12/09	79,304,000	78,861,484

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$332,141,654

Description	Principal Amount	Value

7FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.6%
2.52%, 12/22/08	$150,000,000	$149,434,750
2.39%, 2/17/09	100,000,000	99,320,500
2.78%, 2/18/09	100,000,000	99,158,278

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$347,913,528

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $2,822,973,985)		$2,822,973,985

REPURCHASE AGREEMENTS – 22.3%
Interest in $300,000,000 repurchase agreement 0.20%, dated 10/31/08 under which Barclays Bank will repurchase U.S. Government securities with various maturities to 8/25/11 for $300,005,000 on 11/3/08. The market value of the underlying security at the end of the period was $303,004,373.	300,000,000	300,000,000
Interest in $508,000,000 repurchase agreement 0.20%, dated 10/31/08 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 2/5/23 for $508,008,467 on 11/3/08. The market value of the underlying security at the end of the period was $513,081,921.	508,000,000	508,000,000

TOTAL REPURCHASE AGREEMENTS (COST $808,000,000)		$808,000,000

TOTAL INVESTMENTS – 100.0% (COST $3,630,973,985)		$3,630,973,985

OTHER ASSETS LESS LIABILITIES – 0.0%		$(201,676)

TOTAL NET ASSETS – 100.0%		$3,630,772,309

(MTB U.S. Government Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	3,630,973,985	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,630,973,985	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligations	14.8%
General Revenue	14.0%
Transportation	13.1%
Medical	12.9%
Higher Education	11.3%
Development	8.8%
Pollution Control	6.0%
Airport Development & Maintenance	3.3%
School District	3.3%
Utilities	3.0%
Facilities	2.9%
Commercial Paper	2.6%
Housing	2.2%
Multi-Family Housing	1.7%
Other Assets Less Liabilities — Net[2]	0.1%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6COMMERCIAL PAPER – 8.8%
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender 1.70%, 1/08/09	$4,460,000	$4,460,000
New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC), 1.70%, 1/08/09	4,000,000	4,000,000
Regional Transit District, CO, (West LB LOC) 3.50%, 11/03/08	5,000,000	5,000,000

TOTAL COMMERCIAL PAPER (COST $13,460,000)		$13,460,000

4SHORT-TERM MUNICIPAL BONDS – 75.0%

ALABAMA – 3.9%
Mobile, AL, IDB, (Series B) Weekly VRDNs Dock & Wharf Revenue (Holnam, Inc.)/ (Wachovia Bank N.A. LOC) 9.00%, 11/05/08	4,000,000	4,000,000

Description	Principal Amount	Value

Montgomery AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, (General Electric Company), 0.80%, 11/03/08	$2,000,000	$2,000,000

TOTAL ALABAMA		$6,000,000

COLORADO – 2.9%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation Inc.)/(U.S. Bank NA LOC) 1.25%, 11/03/08	2,500,000	2,500,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Series A-9) Daily VRDNs, (JFMC Facilities Corp.)/(Bank of America N.A.) 1.25%, 11/03/08	2,000,000	2,000,000

TOTAL COLORADO		$4,500,000

GEORGIA – 1.7%
Dekalb County, GA, MFH, Winterscreek Apartments Weekly VRDNs (FNMA COL) 1.65%, 11/05/08	2,600,000	2,600,000

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

IDAHO – 4.1%
Idaho Health Facilities Authority, ID, Refunding Revenue Bonds, (St Lukes Regional Medical Center Project)/(FSA)/(Bayerische Landesbank) 4.00%, 11/03/08	$6,280,000	$6,280,000

INDIANA – 7.8%
Elkhart County, IN, Weekly VRDNs (Hubbard Hills Estates, Inc.)/(Fifth Third Bank INV) 2.31%, 11/07/08	1,735,000	1,735,000
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs (Amoco Oil Co.)/(Obligated Group), 0.90%, 11/03/08	1,220,000	1,220,000
Indiana State, Finance Authority Revenue Bond, Weekly VRDNs, (University of Indianapolis)/(Fifth Third Bank LOC) 3.18%, 11/06/08	6,000,000	6,000,000
5MT Vernon, IN, Pollution Control Revenue Bonds, Daily VRDNs, AMT (General Electric Co.), 1.00%, 11/03/08	3,000,000	3,000,000

TOTAL INDIANA		$11,955,000

LOUISIANA – 2.0%
Louisiana Public Facilities Authority, LA, Hospital Refunding Revenue Bonds (Series D) Daily VRDNs, (JP Morgan Chase Bank)/(Franciscan Missionaries) 1.20%, 11/03/08	3,000,000	3,000,000

MARYLAND – 2.6%
Maryland State Health & Higher Educational Facilities Authority (Series D0), Weekly VRDNS (Bank of America N.A. LIQ) 1.45%, 11/06/08	602,000	602,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Purpose Revenue Bonds (Series A) Weekly VRDNs, (PNC Bank N.A.) 1.52%, 11/06/08	3,340,000	3,340,000

TOTAL MARYLAND		$3,942,000

MASSACHUSETTS – 2.6%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds (Series M-2), (Fleet National Bank LOC), 2.00%, 11/05/08	4,000,000	4,000,000

NEW HAMPSHIRE – 3.2%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank) 1.60%, 11/05/08	4,850,000	4,850,000

NEW YORK – 18.4%
City of New York, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York LOC) 0.85%, 11/03/08	1,605,000	1,605,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank) 2.70%, 11/06/08	2,500,000	2,500,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G), (BNP Paribas) 0.59%, 11/03/08	2,000,000	2,000,000

Description	Principal Amount	Value

New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 1.70%, 11/06/08	$1,385,000	$1,385,000
New York City, NY, (Series F-4) Weekly VRDNs GO Bonds, (Helaba LOC), 1.73%, 11/05/08	1,475,000	1,475,000
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Bayerische Landesbank (GTD) LOC), 1.15%, 11/03/08	1,300,000	1,300,000
New York City, NY, GO Bonds (Series H-Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC), 7.75%, 11/03/08	4,000,000	4,000,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Baden LOC), 1.65%, 11/05/08	1,200,000	1,200,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A.) 1.45%, 11/03/08	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F Subseries F-2) Daily VRDNs, (Bayerische Landesbank) 1.14%, 11/03/08	1,125,000	1,125,000
New York City, NY, Transitional Finance Authority Revenue Bonds (Series B) Daily VRDNs, (Future Tax Secured)/(Landesbank Baden Wurttemberg, LIQ) 1.15%, 11/03/08	4,700,000	4,700,000
New York State Dormitory Authority, Revenue Bonds, Mental Health Services (Subseries D-2H) Weekly VRDNs, (HSBC Bank USA NA) 1.70%, 11/06/08	4,000,000	4,000,000

TOTAL NEW YORK		$28,290,000

OHIO – 2.0%
Allen County, OH, Hospital Facilities Revenue Bonds (Series C) Daily VRDNs, (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC) 1.90%, 11/03/08	1,100,000	1,100,000
Geauga County, OH, Revenue Bonds (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A. LOC), 6.00%, 11/03/08	2,000,000	2,000,000

TOTAL OHIO		$3,100,000

PENNSYLVANIA – 15.7%
Allentown, PA, Commercial and IDA, (Series C) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 2.00%, 11/03/08	1,500,000	1,500,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bond, (Series-D) Weekly VRDNs (Bayerische Landesbank, LOC) 1.80%, 11/05/08	3,000,000	3,000,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs (Hamot Health Foundation)/(PNC Bank N.A.) 1.30%, 11/03/08	1,400,000	1,400,000
Luzerne County, PA, GO Unlimited Refunding Bonds (Series A) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank), 2.70%, 11/06/08	1,720,000	1,720,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.), 3.30%, 11/05/08	3,235,000	3,235,000

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Northampton County, PA, Higher Education Authority, Revenue Bonds (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 1.65%, 11/06/08	$1,500,000	$1,500,000
[5]Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC) 1.98%, 11/06/08	2,000,000	2,000,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC), 1.73%, 11/06/08	1,000,000	1,000,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemberg, LIQ), 1.30%, 11/03/08	4,100,000	4,100,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 2.70%, 11/06/08	3,500,000	3,500,000
Westmoreland County, PA, IDA, Revenue Bonds (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.), 3.23%, 11/06/08	1,095,000	1,095,000

TOTAL PENNSYLVANIA		$24,050,000

SOUTH CAROLINA – 1.2%
Berkeley County, SC, PCA Revenue Bonds, Daily VRDNs (Amoco Chemical CO) 1.15%, 11/03/08	1,850,000	1,850,000

TENNESSEE – 0.8%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs (PET Inc.)/(BNP Paribas LOC), 1.78%, 11/06/08	1,285,000	1,285,000

TEXAS – 4.1%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs(Exxon Mobil Corporation)/ 0.54%, 11/03/08	1,200,000	1,200,000
Texas State, Cash Flow Management Public Improvements, TRANs 3.00%, 8/28/09	5,000,000	5,055,397

TOTAL TEXAS		$6,255,397

UTAH – 2.0%
Emery County, UT, PCR Weekly VRDNs (PacifiCorp)/(BNP Paribus LOC), 1.80%, 11/05/08	1,800,000	1,800,000
Washington County-St George Interlocal Agency, UT, Lease Refunding Revenue Bonds Weekly VRDNs, (Bank of America N.A. LOC) 1.50%, 11/06/08	1,200,000	1,200,000

TOTAL UTAH		$3,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $114,957,397)		$114,957,397

Description	Principal Amount	Value

MUNICIPAL BONDS – 16.1%

GEORGIA – 3.3%
City of Atlanta, GA, Airport General Revenue Refunding Bonds (Series 2003RF-A), (MBIA INS), 5.00%, 1/01/09	$5,000,000	$5,017,529

ILLINOIS – 3.3%
Lake County Illinois, Community School District No 050 Woodland, GO Unlimited Bonds (Series A), (FGIC INS)/(PRF 12/01/08 @ 100)/(Original Issue Yield: 5.50%) 6.00%, 12/01/20	5,000,000	5,019,469

NEW YORK – 3.7%
City of New York, NY, GO Unlimited (Subseries A-7), (AMBAC)/(Bank of Nova Scotia) 1.74%, 11/03/08	1,650,000	1,650,000
East Hampton Town, NY, GO Unlimited, BANs (Series B) 2.50%, 8/27/09	1,500,000	1,506,021
Metropolitan Transportation Authority, NY, Commuter Facilities Revenue Bonds (Series C-1), (FGIC INS)/(PRF to 7/01/09) 5.30%, 7/01/22	2,475,000	2,526,878

TOTAL NEW YORK		$5,682,899

PENNSYLVANIA – 2.6%
Allegheny County, PA, TRANs, (Series 2008) 4.00%, 12/31/08	4,000,000	4,007,783

TEXAS – 3.2%
Laredo Texas Sports Venue Sales Tax Revenue, (FGIC INS)/(US Government Securities PRF 3/15/09 @ 100)/(Original Issue Yield: 5.46%), 5.38%, 3/15/23	4,955,000	5,015,449

TOTAL MUNICIPAL BONDS (COST $24,743,129)		$24,743,129

TOTAL INVESTMENTS – 99.9% (COST $153,160,526)		$153,160,526

OTHER ASSETS LESS LIABILITIES – 0.1%		$146,823

TOTAL NET ASSETS –100.0%		$153,307,349

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	153,160,526	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$153,160,526	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2008 the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	47.1%
U.S. Government Agency & Obligations	31.8%
Notes – Variable	6.0%
Cash Equivalents[1]	15.1%
Other Assets Less Liabilities — Net[2]	0.0%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6COMMERCIAL PAPER – 47.1%

ASSET BACKED SECURITIES – 13.8%
[2,3]Apreco, Inc. 3.00%, 11/20/08	$41,500,000	$41,434,292
Ciesco Corp. 3.25%, 1/28/09	41,000,000	40,674,278
Corporate Asset Funding Co, Inc. 4.00%, 11/03/08	42,000,000	41,990,666
[2,3]Falcon Asset Securitization 2.85%, 1/21/09	35,000,000	34,775,563
Fcar Owner Trust Series I 3.10%, 11/04/08	145,000,000	144,962,541
New Center Asset Trust 3.60%, 1/29/09	42,000,000	41,626,200

TOTAL ASSET BACKED SECURITIES		$345,463,540

AUTO MANUFACTURERS – 5.4%
[1,2]American Honda Finance Corp. 3.01%, 12/18/08	135,000,000	135,000,000

COMPUTERS – 1.7%
Hewlett Packard Co. 2.75%, 2/02/09	42,000,000	41,701,625

DIVERSIFIED FINANCIAL SERVICES – 7.6%
Citigroup Funding, Inc. 2.68%, 11/13/08	150,000,000	149,866,000
General Electric Co. 2.05%, 11/12/08	40,000,000	39,974,944

TOTAL DIVERSIFIED FINANCIAL SERVICES		$189,840,944

FINANCIAL SERVICES – 1.4%
American Express Corp. 1.75%, 11/05/08	35,000,000	34,993,194

FOOD – 5.3%
Nestle Capital Corp. 1.50%, 12/05/08	42,000,000	41,940,500
[2,3]Unilever Capital Corp. 2.50%, 12/02/08	90,000,000	89,806,250

TOTAL FOOD		$131,746,750

Description	Principal Amount	Value

INSURANCE – 1.5%
Prudential Funding LLC. 2.25%, 11/10/08	$38,000,000	$37,978,625

OIL & GAS – 1.7%
Chevron Corp. 2.20%, 11/03/08	42,000,000	41,994,867

PHARMACEUTICALS – 1.7%
Pfizer, Inc. 1.40%, 1/22/09	42,000,000	41,866,067

RETAIL – 7.0%
Target Corp. 1.75%, 12/15/08	41,000,000	40,912,306
[2,3]Wal-Mart Stores, Inc. 2.14%, 3/10/09	135,000,000	133,967,193

TOTAL RETAIL		$174,879,499

TOTAL COMMERCIAL PAPER (COST $1,175,465,111)		$1,175,465,111

NOTES – VARIABLE – 6.0%

AUTOMOTIVE MANUFACTURING – 6.0%
Toyota Motor Credit Corp. 2.53%, 11/10/08 (COST $149,905,125)	150,000,000	$149,905,125

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 31.8%

FEDERAL FARM CREDIT BANK – 4.0%
[1]4.03%, 11/21/08	100,000,000	100,000,000

FEDERAL HOME LOAN BANK (FHLB) – 27.8%
[1]0.56%, 11/03/08	150,000,000	150,000,000
[1]2.68%, 11/11/08	125,000,000	125,000,000
[1]2.61%, 11/20/08	135,000,000	134,992,650

(MTB Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Money Market Fund (concluded)

Description	Principal Amount	Value

[1]4.11%, 1/05/09	$50,000,000	$49,965,804
[7]1.62%, 1/07/09	85,000,000	84,743,725
[7]2.55%, 11/12/08	150,000,000	149,891,833

TOTAL FEDERAL HOME LOAN BANK		$694,594,012

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $794,594,012)		$794,594,012

REPURCHASE AGREEMENTS – 15.1%
Interest in $376,000,000 repurchase agreement 0.20%, dated 10/31/08 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 7/31/13 for $376,006,267 on 11/3/08. The market value of the underlying security at the end of the period was $379,764,367. (COST $376,000,000)	376,000,000	$376,000,000

TOTAL INVESTMENTS – 100.0% (COST $2,495,964,248)		$2,495,964,248

OTHER ASSETS LESS LIABILITIES – 0.0%		$(578,282)

TOTAL NET ASSETS – 100.0%		$2,495,385,966

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	2,495,964,248	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,495,964,248	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2008 the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	44.2%
U.S. Government Agency & Obligations	35.7%
Notes – Variable	4.3%
Cash Equivalents[1]	15.6%
Other Assets Less Liabilities — Net[2]	0.2%
TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6COMMERCIAL PAPER – 44.2%

ASSET BACKED SECURITIES – 14.8%
[2,3]Apreco, Inc. 3.00%, 11/20/08	$8,500,000	$8,486,542
Ciesco Corp. 3.25%, 1/28/09	9,000,000	8,928,500
Corporate Asset Funding Co, Inc. 4.00%, 11/03/08	8,000,000	7,998,222
[2,3]Falcon Asset Securitization 2.85%, 1/21/09	15,000,000	14,903,813
Fcar Owner Trust Series I 3.10%, 11/04/08	20,000,000	19,994,832
New Center Asset Trust 3.60%, 1/29/09	8,000,000	7,928,800

TOTAL ASSET BACKED SECURITIES		$68,240,709

AUTO MANUFACTURERS – 3.3%
[1,2]American Honda Finance Corp. 3.01%, 12/18/08	15,000,000	15,000,000

COMPUTERS – 1.7%
Hewlett Packard Co. 2.75%, 2/02/09	8,000,000	7,943,167

DIVERSIFIED FINANCIAL SERVICES – 6.0%
Citigroup Funding, Inc. 2.68%, 11/13/08	17,500,000	17,484,367
General Electric Co. 2.05%, 11/12/08	10,000,000	9,993,736

TOTAL DIVERSIFIED FINANCIAL SERVICES		$27,478,103

FINANCIAL SERVICES – 3.3%
American Express Corp. 1.75%, 11/05/08	15,000,000	14,997,083

Description	Principal Amount	Value

FOOD – 3.9%
Nestle Capital Corp. 1.50%, 12/05/08	$8,000,000	$7,988,667
[2,3]Unilever Capital Corp. 2.50%, 12/02/08	10,000,000	9,978,472

TOTAL FOOD		$17,967,139

INSURANCE – 2.6%
Prudential Funding LLC. 2.25%, 11/10/08	12,000,000	11,993,250

OIL & GAS – 1.7%
Chevron Corp. 2.20%, 11/03/08	8,000,000	7,999,022

PHARMACEUTICALS – 1.7%
Pfizer, Inc. 1.40%, 1/22/09	8,000,000	7,974,489

RETAIL – 5.2%
Target Corp. 1.75%, 12/15/08	9,000,000	8,980,750
[2,3]Wal-Mart Stores, Inc. 2.14%, 3/10/09	15,000,000	14,885,244

TOTAL RETAIL		$23,865,994

TOTAL COMMERCIAL PAPER (COST $203,458,956)		$203,458,956

NOTES – VARIABLE – 4.3%

AUTOMOTIVE MANUFACTURING – 4.3%
Toyota Motor Credit Corp. 2.53%, 11/10/08 (COST $19,987,350)	20,000,000	$19,987,350

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 35.7%

FEDERAL FARM CREDIT BANK – 4.3%
[1]4.03%, 11/21/08	20,000,000	20,000,000

(MTB Prime Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB Prime Money Market Fund (concluded)

Description	Principal Amount	Value

FEDERAL HOME LOAN BANK (FHLB) – 31.4%
[1]0.56%, 11/03/08	$25,000,000	$25,000,000
[1]2.68%, 11/11/08	25,000,000	25,000,000
[7]2.55%, 11/12/08	25,000,000	24,981,972
[1]2.61%, 11/20/08	21,000,000	20,998,857
[1]4.11%, 1/05/09	33,825,000	33,801,866
[7]1.62%, 1/07/09	15,000,000	14,954,775

TOTAL FEDERAL HOME LOAN BANK		$144,737,470

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $164,737,470)		$164,737,470

REPURCHASE AGREEMENTS – 15.6%
Interest in $32,000,000 repurchase agreement 0.20%, dated 10/31/08 under which Barclays Bank will repurchase U.S. Government securities with various maturities to 10/18/10 for $32,000,533 on 11/03/08. The market value of the underlying security at the end of the period was $32,321,803.	32,000,000	32,000,000
Interest in $40,000,000 repurchase agreement 0.20%, dated 10/31/08 under which Deutsche Bank will repurchase U.S. Government securities with various maturities to 5/1/29 for $40,000,667 on 11/3/08. The market value of the underlying security at the end of the period was $40,400,093.	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (COST $72,000,000)		$72,000,000

TOTAL INVESTMENTS – 99.8% (COST $460,183,776)		$460,183,776

OTHER ASSETS LESS LIABILITIES – 0.2%		$875,430

TOTAL NET ASSETS – 100.0%		$461,059,206

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	460,183,776	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$460,183,776	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligations	42.9%
General Revenue	9.8%
Transportation	7.5%
Housing	7.2%
Power	5.1%
Commercial Paper	4.8%
Multi-Family Housing	4.8%
Utilities	4.8%
Development	3.8%
Facilities	2.7%
Higher Education	2.2%
Education	1.3%
Continuing Care	1.2%
Special Purpose Entity	1.2%
School District	0.6%
Other Assets Less Liabilities — Net[2]	0.1%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6COMMERCIAL PAPER – 4.8%
New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC) 1.70%, 1/08/09	$5,000,000	$5,000,000
New York State, (Series 97-A), (Bayerische Landesbank) 2.90%, 2/18/09	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (COST $9,000,000)		$9,000,000

4SHORT-TERM MUNICIPAL BONDS – 78.1%
[5]Albany, NY, IDA, Housing Revenue, AMT (Series A) Weekly VRDNs (South Mall Towers Project)/(FANNIE MAE) 1.60%, 11/06/08	3,000,000	3,000,000
City of New York, NY, GO Unlimited (Series B-Subseries B8) Weekly VRDNs, (Bayerische Landesbank LOC) 1.68%, 11/05/08	3,200,000	3,200,000

Description	Principal Amount	Value

City of New York, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York LOC) 0.85%, 11/03/08	$7,300,000	$7,300,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(Bank of New York LOC), 1.65%, 11/06/08	1,570,000	1,570,000
Dutchess County, NY, IDA, Weekly VRDNs (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC), 1.68%, 11/06/08	2,400,000	2,400,000
Long Island Power Authority, NY, Electric System Revenue (Subseries 3B), Daily VRDNs, (West LB-LOC) 0.85%, 11/03/08	2,400,000	2,400,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank) 2.70%, 11/06/08	8,000,000	8,000,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G), (BNP Paribas) 0.59%, 11/03/08	2,200,000	2,200,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 1.70%, 11/06/08	1,590,000	1,590,000

(MTB New York Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB New York Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Baden LOC), 3.20%, 11/03/08	$6,015,000	$6,015,000
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Bayerische Landesbank (GTD) LOC), 1.15%, 11/03/08	4,750,000	4,750,000
New York City, NY, GO Bonds (Series F-6) Weekly VRDNs, (Morgan Guarantee LOC), 1.45%, 11/05/08	1,425,000	1,425,000
New York City, NY, GO Bonds (Series H-Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC), 7.75%, 11/03/08	8,850,000	8,850,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V. LOC), 0.85%, 11/03/08	4,600,000	4,600,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V. LOC), 0.85%, 11/03/08	2,000,000	2,000,000
New York City, NY, GO Bonds (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia LOC), 1.50%, 11/05/08	1,350,000	1,350,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Baden LOC), 1.65%, 11/05/08	5,300,000	5,300,000
New York City, NY, GO Bonds (Subseries I-4) Weekly VRDNs, (Bank of New York-LOC), 1.75%, 11/05/08	3,500,000	3,500,000
New York City, NY, GO Unlimited (Series B-Subseries B7) Daily VRDNs, (JP Morgan Chase & Co.)/(AMBAC INS) 0.85%, 11/03/08	3,000,000	3,000,000
New York City, NY, GO Unlimited (Series H-Subseries H5) Daily VRDNs, (Landesbank Hessen-Thueringen), 1.15%, 11/03/08	4,000,000	4,000,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A.) 1.45%, 11/03/08	4,750,000	4,750,000
New York City, NY, GO Unlimited (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust LOC) 0.59%, 11/03/08	450,000	450,000
[5]New York City, NY, Housing Development Corp. MFH, AMT (Series A) Weekly VRDNs, (East 170th Street Association LP)/(Citibank NA, New York LOC), 1.75%, 11/19/08	3,500,000	3,500,000
[5]New York City, NY, Housing Development Corp., MFH Revenue Bonds, AMT (Series A) Weekly VRDNs (Urban Horizons II LP)/(Citibank NA, New York LOC), 1.50%, 11/05/08	5,450,000	5,450,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F Subseries F-2) Daily VRDNs, (Bayerische Landesbank) 1.14%, 11/03/08	1,550,000	1,550,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs (JP Morgan Chase Bank), 1.75%, 11/05/08	3,675,000	3,675,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs (Bank of Nova Scotia), 1.70%, 11/05/08	1,800,000	1,800,000
New York City, NY, Transitional Finance Authority, (Subseries C4), (Future Tax Secured)/(Landesbank Hessen-Thueringen (GTD) SA) 1.14%, 11/03/08	3,575,000	3,575,000

Description	Principal Amount	Value

New York City, NY, Transitional Finance Authority, Revenue Bonds (Subseries 2F) Daily VRDNs (Bayerische Landesbank (GTD) LOC), 1.15%, 11/03/08	$1,500,000	$1,500,000
New York State Dormitory Authority, Revenue Bonds, Mental Health Services (Subseries D-2H) Weekly VRDNs, (HSBC Bank USA NA) 1.70%, 11/06/08	2,500,000	2,500,000
New York State Energy Research & Development Authority, Revenue Bonds (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A.) 5.40%, 11/05/08	7,000,000	7,000,000
New York State HFA, Service Contract, Revenue Bonds, (Series B) Weekly VRDNs (BNP Paribas SA LOC), 1.70%, 11/05/08	3,800,000	3,800,000
New York State Local Government Assistance Corp, Revenue Bonds (Series A) Weekly VRDNs, (GO of Corp)/(Bayerische Landesbank)/(Westdeutsche Landesbank) 1.70%, 11/05/08	1,000,000	1,000,000
New York State Local Government Assistance Corp., (Series B) Weekly VRDNs, (GO of Corp)/(Westdeutsche Landesbank LOC)/(Bayerische Landesbank LOC) 2.50%, 11/05/08	4,000,000	4,000,000
New York State Local Government Assistance Corp., Revenue Bonds (Series G) Weekly VRDNs, (Bank of Nova Scotia) 1.34%, 11/05/08	5,000,000	5,000,000
[5]New York State, HFA Revenue Bond, AMT (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen) 1.49%, 11/05/08	6,500,000	6,500,000
New York, NY, GO Unlimited (Subseries A-8) Daily VRDNs, (JP Morgan Chase) 0.85%, 11/03/08	3,100,000	3,100,000
New York, NY, GO Unlimited (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank) 1.68%, 11/05/08	1,000,000	1,000,000
New York, NY, GO Unlimited (Subseries H-1) Daily VRDNs, (Bank of New York LOC) 1.15%, 11/03/08	1,770,000	1,770,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 5.75%, 11/05/08	2,400,000	2,400,000
Seneca County, NY, IDA, Weekly VRDNs (Kidspace National Centers of New York, Inc.)/(Key Bank, N.A. LOC), 2.65%, 11/06/08	1,975,000	1,975,000
Suffolk County, NY, IDA, (Series B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC) 3.15%, 11/05/08	1,130,000	1,130,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ) 2.55%, 11/06/08	1,100,000	1,100,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $144,975,000)		$144,975,000

(MTB New York Tax-Free Money Market Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Tax-Free Money Market Fund (concluded)

Description	Principal Amount	Value

MUNICIPAL BONDS – 17.0%
City of New York, NY, GO Unlimited (Subseries A-7), (AMBAC)/(Bank of Nova Scotia) 1.74%, 11/03/08	$2,035,000	$2,035,000
City of New York, NY, GO Unlimited (Subseries B-2), (Morgan Guaranty Trust LOC) 0.59%, 11/03/08	300,000	300,000
East Hampton Town, NY, GO Bond, BANs (DEPFA LOC) 3.75%, 11/06/08	5,000,000	5,000,311
East Hampton Town, NY, GO Unlimited, BANs (Series B) 2.50%, 8/27/09	1,000,000	1,004,014
New York City, NY, Capital Residence Corp, Revenue Bonds, (Series A) Weekly VRDNs, (Bank of America N.A. LOC)/(Maimonides Medical Center) 1.40%, 11/06/08	2,200,000	2,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Prerefunding Revenue Bonds, (Series A), (FGIC INS)/(PRF to 6/15/09 @ 101) 5.75%, 6/15/31	3,600,000	3,727,123
New York City, NY, Transitional Finance Authority, Revenue Bonds (Series A), (Future Tax Secured)/(MBIA-IBC)/(PRF to 8/15/09 @ 101) 5.75%, 8/15/24	1,300,000	1,351,683
New York State, NY, Thruway Authority, Income Tax Revenue Bonds (Series A), (MBIA INS)/(Original Issue Yield: 3.53%), 3.75%, 3/15/09	1,660,000	1,668,073
New York State, Urban Development Corp., Correctional Facilities Services, Revenue Bonds (Series B), (PRF 1/01/09 @ 101)/(Original Issue Yield: 5.24%), 5.00%, 1/01/25	5,000,000	5,075,203
North Greenbush, NY, GO Unlimited Refunding Notes, BANs 2.75%, 4/17/09	5,000,000	5,011,141
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series A), (GO of Authority) (Original Issue Yield: 5.043%)/(PRF 7/01/09 @ 100.5) 5.25%, 1/01/17	1,000,000	1,019,324
TSASC, Inc., NY, Cash flow management Public Improvements, (Series 1), (Planned Principal 2012)/(PRF to 7/15/09 @ 101) 6.00%, 7/15/18	1,075,000	1,113,110

Description	Principal Amount	Value

TSASC, Inc., NY, Cash flow management, Public Improvements, (PRF to 6/15/09) 6.25%, 7/15/27	$1,000,000	$1,039,943
Webster, NY, Central School District, GO UT, (FGIC St Aid Withholding) 5.13%, 6/15/19	1,000,000	1,039,439

TOTAL MUNICIPAL BONDS (COST $31,584,364)		$31,584,364

TOTAL INVESTMENTS – 99.9% (COST $185,559,364)		$185,559,364

OTHER ASSETS LESS LIABILITIES – 0.1%		$231,701

TOTAL NET ASSETS – 100.0%		$185,791,065

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	185,559,364	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$185,559,364	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

18

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	22.0%
Medical	16.5%
General Revenue	16.3%
Higher Education	15.5%
Pollution Control	11.4%
Utilities	4.9%
Transportation	4.8%
School District	2.1%
General Obligations	2.1%
Nursing Homes	1.8%
Airport Development & Maintenance	1.3%
Facilities	0.7%
Power	0.5%
Other Assets Less Liabilities — Net[2]	0.1%
TOTAL	100.0%

(1)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6COMMERCIAL PAPER – 1.0%
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender 1.70%, 1/08/09 (COST $1,000,000)	$1,000,000	$1,000,000

4SHORT-TERM MUNICIPAL BONDS – 89.5%

NEW YORK – 2.1%
New York City, NY, GO Bonds (Series A-4) Daily VRDNs, (Baden LOC), 3.20%, 11/03/08	2,000,000	2,000,000

PENNSYLVANIA – 87.4%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA), 0.75%, 11/03/08	4,100,000	4,100,000
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Weekly VRDNs, (Dialysis Clinic Inc.)/(Bank of America N.A.) 1.50%, 11/06/08	1,150,000	1,150,000
[5]Allegheny County, PA, IDA, Weekly VRDNs, AMT (PNC Bank, N.A. LOC) 1.98%, 11/06/08	1,000,000	1,000,000
Allentown, PA, Commercial and IDA, (Series C) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 2.00%, 11/03/08	1,500,000	1,500,000

Description	Principal Amount	Value

[5]Beaver County, PA, IDA, Revenue Bonds, Environmental Impact Recreation, AMT, Daily VRDNs, (BASF Corporation Project) 1.60%, 11/03/08	$2,200,000	$2,200,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD), 1.55%, 11/05/08	2,350,000	2,350,000
Bucks County, PA, IDA, Revenue Bonds, Weekly VRDNs, (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC), 1.60%, 11/05/08	1,200,000	1,200,000
Chartiers Valley, PA, Industrial & Commercial Development Authority, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Asbury Villas)/(Fifth Third Bank LOC) 2.10%, 11/06/08	3,000,000	3,000,000
Chester County, PA, Health & Education Facilities Authority, Health System Refunding Revenue Bonds (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank) 1.47%, 11/05/08	1,700,000	1,700,000
Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia LOC), 2.50%, 11/03/08	2,600,000	2,600,000
Cumberland County, PA, Municipal Authority, Series 2003B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 1.73%, 11/06/08	1,710,000	1,710,000

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB Pennsylvania Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD), 1.40%, 11/05/08	$3,075,000	$3,075,000
Delaware County, PA, IDA Refunding Revenue Bonds (Series G) Weekly VRDNs, (General Electric Capital Corp.) 1.40%, 11/05/08	700,000	700,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs (United Parcel Services-GTD) 1.09%, 11/03/08	1,200,000	1,200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bond, (Series-D) Weekly VRDNs (Bayerische Landesbank, LOC) 1.80%, 11/05/08	2,000,000	2,000,000
Delaware Valley, PA, Regional Finance Authority (Series C) Weekly VRDNS, (Kimberly Clark (GTD)) 1.80%, 11/05/08	3,000,000	3,000,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series B) Weekly VRDNS, (Bayerische Landesbank) 1.80%, 11/05/08	200,000	200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNS, (Bayerische Landesbank) 1.80%, 11/05/08	1,000,000	1,000,000
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische Landesbank LOC) 1.80%, 11/05/08	1,600,000	1,600,000
Emmaus, PA, General Authority Revenue (Series B) Weekly VRDNs, (Goldman Sachs & Company-GIC), 1.50%, 11/05/08	700,000	700,000
Emmaus, PA, General Authority Revenue (Series F-1) Weekly VRDNs 1.50%, 11/05/08	2,200,000	2,200,000
Emmaus, PA, General Authority Revenue (Series G) Weekly VRDNs, (Goldman Sachs & Company-GIC), 1.50%, 11/05/08	1,200,000	1,200,000
Emmaus, PA, General Authority Revenue, (Series E) Weekly VRDNs, (DEPFA-LOC), 1.50%, 11/05/08	700,000	700,000
Emmaus, PA, IDA General Authority (Series A) Weekly VRDNs (FSA INS)/(Wachovia SPA) 4.50%, 11/06/08	1,100,000	1,100,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs (Hamot Health Foundation)/(PNC Bank N.A.) 1.30%, 11/03/08	1,310,000	1,310,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs (St. Mary’s Home of Erie)/(Bank of America N.A.) 1.80%, 11/05/08	3,210,000	3,210,000
Erie, PA, Higher Education Building Authority, University Revenue Bonds (Series F) Weekly VRDNs, (Gannon University)/(PNC Bank N.A.) 1.68%, 11/06/08	1,000,000	1,000,000
Geisinger Authority, PA, Health System Refunding Bonds (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.) 0.80%, 11/03/08	900,000	900,000
[5]Indiana County, PA, IDA, PCR, Refunding Bonds, AMT (Series A) Weekly VRDNs, (Constellation Energy Group)/(Conemaugh Project)/(Bank of N.A.) 1.80%, 11/05/08	2,000,000	2,000,000

Description	Principal Amount	Value

[5]Indiana County, PA, IDA, Revenue Bonds, (Series A) Daily VRDNs, AMT (Exelon Generation Co LLC)/(BNP Paribas LOC) 2.42%, 11/03/08	$2,900,000	$2,900,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs (Bank of America N.A. LOC)/(Lancaster General Hospital) 0.72%, 11/03/08	400,000	400,000
Moon IDA, PA, Industrial Development Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank, N.A. LOC)/(Executive Office Association Project) 1.68%, 11/06/08	2,200,000	2,200,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.), 3.30%, 11/05/08	3,600,000	3,600,000
Northampton County, PA, Higher Education Authority, Revenue Bonds (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 1.65%, 11/06/08	1,500,000	1,500,000
[5]Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC) 1.98%, 11/06/08	1,000,000	1,000,000
[5]Pennsylvania Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen (GTD) SA), 1.90%, 11/05/08	500,000	500,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC), 1.73%, 11/06/08	3,645,000	3,645,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ), 1.30%, 11/03/08	500,000	500,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ), 1.30%, 11/03/08	4,100,000	4,100,000
Pennsylvania State University, (Series A) Weekly VRDNs (Pennsylvania State University)/(GO of University)/(JP Morgan Chase Bank N.A. SPA) 1.63%, 11/06/08	500,000	500,000
Pennsylvania State University, Revenue Bonds (Series A) Weekly VRDNs (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 1.63%, 11/06/08	2,100,000	2,100,000
Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds (Series I2) Weekly VRDNs, (Mercyhurst College)/(Associated Independent Colleges)/(PNC Bank N.A.) 1.68%, 11/06/08	595,000	595,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs (JPMorgan Chase-LOC 50%, Bank of Nova Scotia-LOC 50%) 1.70%, 11/06/08	2,700,000	2,700,000

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Tax-Free Money Market Fund (concluded)

Description	Principal Amount	Value

Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds (Series B) Daily VRDNs, (Childrens Hospital Philadelphia)/(JP Morgan Chase Bank N.A. LIQ) 1.20%, 11/03/08	$2,500,000	$2,500,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds (Series B) Daily VRDNs, (Childrens Hospital Philadelphia)/(Wachovia Bank N.A.) 1.90%, 11/03/08	1,000,000	1,000,000
Philadelphia, PA, IDA Revenue Bonds, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank N.A.) 1.30%, 11/03/08	1,300,000	1,300,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 2.70%, 11/06/08	2,000,000	2,000,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.), 3.23%, 11/06/08	1,085,000	1,085,000

TOTAL PENNSYLVANIA		$83,730,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $85,730,000)		$85,730,000

MUNICIPAL BONDS – 9.4%

NEW YORK – 1.6%
New York City, NY, Transitional Finance Authority Revenue Bonds (Series A), (Future Tax Secured)/(PRF to 8/15/09 @ 101) 5.75%, 8/15/18	1,500,000	1,557,174

PENNSYLVANIA – 7.8%
Allegheny County, PA, TRANs, (Series 2008) 4.00%, 12/31/08	1,000,000	1,001,946
Daniel Boone, PA, Area School District, GO Limited, (State Aid Withholding) 3.00%, 8/15/09	620,000	625,039
Lancaster County, PA Solid Waste Management, (Series B), (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.05%)/(PRF 12/15/08 @ 101) 5.38%, 12/15/15	1,400,000	1,419,554
Penn Tranfford, PA, School District, GO Unlimited Refunding Revenue Bonds, (FSA State Aid Withholding)/(Original Issue Yield: 1.88%) 3.00%, 5/01/09	1,420,000	1,425,768

Description	Principal Amount	Value

Pennsylvania, PA, IDA, Economic Development Refunding Revenue Bonds, (AMBAC INS) 5.00%, 7/01/09	$1,500,000	$1,528,882
Scranton-Lackawanna, PA, Health & Welfare Authority Refunding Revenue Bond, (Escrowed To Maturity)/(University of Scranton)/(AMBAC INS)/(Original Issue Yield: 6.498%), 6.50%, 3/01/09	1,420,000	1,440,677

TOTAL PENNSYLVANIA		$7,441,866

TOTAL MUNICIPAL BONDS (COST $8,999,040)		$8,999,040

TOTAL INVESTMENTS – 99.9% (COST $95,729,040)		$95,729,040

OTHER ASSETS LESS LIABILITIES – 0.1%		$61,071

TOTAL NET ASSETS – 100.0%		$95,790,111

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	95,729,040	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$95,729,040	$—

3	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Portfolios of Investments

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	21

The categories of investments are shown as a percentage of total net assets at October 31, 2008.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Acquisition Value Per Unit	Market Value	Percentage of Total Net Assets
Money Market Fund
American Honda Finance Corp.	3/13/2008	150,000,000	1.000	135,000,000
Apreco, Inc.	10/22/2008	41,399,708	0.998	41,434,292
Falcon Asset Securitization	10/23/2008	34,750,625	0.993	34,775,563
Unilever Capital Corp.	4/15/2008	88,556,250	0.984	89,806,250
Wal-Mart Stores, Inc.	3/28/2008	132,221,831	0.979	133,967,193
				434,983,298	17.4%
Prime Money Market Fund
American Honda Finance Corp.	3/18/2008	15,000,000	1.000	15,000,000
Apreco, Inc.	10/22/2008	8,479,458	0.998	8,486,542
Falcon Asset Securitization	10/23/2008	14,893,125	0.993	14,903,813
Unilever Capital Corp.	4/15/2008	9,839,583	0.984	9,978,472
Wal-Mart Stores, Inc.	3/28/2008	14,691,314	0.979	14,885,244
				63,254,071	13.7%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2008, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Money Market Fund	$299,983,298	12.0%
Prime Money Market Fund	48,254,071	10.5%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At October 31, 2008, 10.0% of the total investments at market value were subject to the federal alternative minimum tax for the Pennsylvania Tax-Free Money Market Fund, 9.9% for New York Tax-Free Money Market Fund, and 3.3% for Tax-Free Money Market Fund.

(6)	Discount rate at time of purchase.

(7)	Zero Coupon Security. The rate shown reflects the yield to maturity at October 31, 2008.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTD – Guaranteed

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

PCA – Pollution Control Authority

PCR – Pollution Control Revenue

PRF – Pre-refunded

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

22	NOTES TO PORTFOLIOS OF INVESTMENTS

For federal income tax purposes, the following amounts apply as of October 31, 2008:

Fund	Cost of Investments
U.S. Treasury Money Market Fund	$1,908,942,743

U.S. Government Money Market Fund	3,630,973,985

Tax-Free Money Market Fund	153,160,526

Money Market Fund	2,495,964,248

Prime Money Market Fund	460,183,776

New York Tax-Free Money Market Fund	185,559,364

Pennsylvania Tax-Free Money Market Fund	95,729,040

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

23

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

24	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2008	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Money Market Fund
ASSETS
Investments in repurchase agreements	$1,282,000,000	$808,000,000	$—	$376,000,000
Investments in Securities	626,942,743	2,822,973,985	153,160,526	2,119,964,248

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	1,908,942,743	3,630,973,985	153,160,526	2,495,964,248

Cash	100,133,212	305,759	—	863,588
Prepaid Asset	101,833	242,264	9,297	183,339
Income receivable	1,938,846	5,327,835	866,026	2,476,028

TOTAL ASSETS	2,011,116,634	3,636,849,843	154,035,849	2,499,487,203

LIABILITIES:
Payable for investments purchased	99,976,389	—	—	—
Payable to bank	—	—	284,369	—
Income distribution payable	376,664	5,749,929	403,533	3,751,453
Payable for Trustees’ fees	433	494	721	599
Payable for distribution services fee (Note 5)	93,850	134,998	9,351	52,583
Payable for shareholder services fee (Note 5)	23,145	11,063	4,494	194,587
Accrued expenses	92,721	181,050	26,032	102,015

TOTAL LIABILITIES	100,563,202	6,077,534	728,500	4,101,237

NET ASSETS	$1,910,553,432	$3,630,772,309	$153,307,349	$2,495,385,966

NET ASSETS CONSIST OF:
Paid-in capital	$1,910,539,057	$3,631,002,188	$153,304,913	$2,495,814,915
Accumulated net realized gain (loss) on investments	(33)	—	(566)	(11,291)
Undistributed (distributions in excess of) net investment income	14,408	(229,879)	3,002	(417,658)

TOTAL NET ASSETS	$1,910,553,432	$3,630,772,309	$153,307,349	$2,495,385,966

Class A Shares	$156,310,817	$61,901,469	$20,457,820	$734,035,668

Class A2 Shares	$—	$—	$—	$378,721,253

Class B Shares	$—	$—	$—	$419,370

Class S Shares	$24,892,632	$—	$—	$53,081,220

Corporate Shares	$—	$—	$—	$—

Institutional I Shares	$977,521,684	$2,027,566,245	$85,858,598	$855,149,498

Institutional II Shares	$751,828,299	$1,541,304,595	$46,990,931	$473,978,957

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED
Class A Shares	156,311,357	61,904,427	20,465,348	734,534,035

Class A2 Shares	—	—	—	378,780,632

Class B Shares	—	—	—	419,239

Class S Shares	24,904,001	—	—	52,861,414

Corporate	—	—	—	—

Institutional I Shares	977,462,459	2,027,652,885	85,866,014	855,110,350

Institutional II Shares	751,900,802	1,541,551,825	46,986,373	474,134,350

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	25

Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$72,000,000	$—	$—
388,183,776	185,559,364	95,729,040

460,183,776	185,559,364	95,729,040

983,739	—	—
34,762	11,586	3,624
491,195	1,035,388	411,181

461,693,472	186,606,338	96,143,845

—	—	—
—	241,083	147,783
594,108	540,328	197,523
440	1,166	247
—	—	1,171
23,417	18,414	—
16,301	14,282	7,010

634,266	815,273	353,734

$461,059,206	$185,791,065	$95,790,111

$460,959,048	$185,796,642	$95,786,660
(2,927)	3,344	—
103,085	(8,921)	3,451

$461,059,206	$185,791,065	$95,790,111

$—	$87,803,507	$5,690,191

$—	$—	$—

$—	$—	$—

$—	$—	$—

$461,059,206	$—	$—

$—	$97,987,558	$86,999,462

$—	$—	$3,100,458

—	87,806,874	5,688,424

—	—	—

—	—	—

—	—	—

460,961,608	—	—

—	97,989,749	86,999,647

—	—	3,098,591

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

26	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2008	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Money Market Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
Net Asset Value Per Share
Class A Shares	$1.00	$1.00	$1.00	$1.00

Class A2 Shares	$—	$—	$—	$1.00

Class B Shares	$—	$—	$—	$1.00

Class S Shares	$1.00	$—	$—	$1.00

Corporate	$—	$—	$—	$—

Institutional I Shares	$1.00	$1.00	$1.00	$1.00

Institutional II Shares	$1.00	$1.00	$1.00	$1.00

Investments, at identified cost	$1,908,942,743	$3,630,973,985	$153,160,526	$2,495,964,248

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	27

Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$—	$1.00	$1.00

$—	$—	$—

$—	$—	$—

$—	$—	$—

$1.00	$—	$—

$—	$1.00	$1.00

$—	$—	$1.00

$460,183,776	$185,559,364	$95,729,040

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

28	STATEMENTS OF OPERATIONS

October 31, 2008	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Money Market Fund
INVESTMENT INCOME
Interest	$10,488,822	$44,214,315	$1,642,504	$39,755,744

EXPENSES
Investment advisory fee (Note 5)	2,497,382	7,090,712	273,437	6,091,473
Administrative personnel and services fee (Note 5)	152,513	432,825	16,695	371,738
Custodian fees	26,617	74,829	8,360	47,223
Transfer and dividend disbursing agent fees and expenses	11,183	6,490	5,010	157,916
Trustees’ fees	5,042	5,042	5,042	5,042
Auditing fees	7,864	7,864	7,864	7,888
Legal fees	5,787	6,692	5,793	6,570
Portfolio accounting fees	112,518	327,680	13,611	278,974
Distribution services fee—Class A Shares (Note 5)	—	40,136	27,985	—
Distribution services fee—Class A2 Shares (Note 5)	—	—	—	547,670
Distribution services fee—Class B Shares (Note 5)	—	—	—	1,147
Distribution services fee—Class S Shares (Note 5)	28,115	—	—	76,329
Distribution services fee—Corporate Shares (Note 5)	—	—	—	—
Distribution services fee—Institutional II Shares (Note 5)	663,360	1,764,775	51,279	1,175,899
Shareholder services fee—Class A Shares (Note 5)	157,268	40,136	27,985	982,621
Shareholder services fee—Class A2 Shares (Note 5)	—	—	—	547,672
Shareholder services fee—Class B Shares (Note 5)	—	—	—	365
Shareholder services fee—Institutional I Shares (Note 5)	712,095	2,626,784	91,635	1,000,567
Shareholder services fee—Class S Shares (Note 5)	27,862	—	—	76,329
Shareholder services fee—Corporate Shares (Note 5)	—	—	—	—
Share registration costs	18,652	12,602	11,252	25,206
Printing and postage	4,688	2,770	1,512	28,919
BNY cash management	7,737	26,617	1,619	25,607
MTB tax preparation	2,536	2,536	2,536	2,536
Principal executive officer fees	11,786	33,539	1,354	28,704
Prepaid ICI	3,444	10,727	453	10,074
Prepaid Moody’s	10,795	12,310	—	—
Insurance premiums	15,940	42,592	5,014	34,274
US Treasury money market guarantee program premiums	46,816	117,800	4,747	93,620
Miscellaneous	15,123	39,658	1,497	4,458

TOTAL EXPENSES	4,545,123	12,725,116	564,680	11,628,821

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(9,949)	(142,642)	(100,288)	(859,411)
Waiver of distribution services fee—Class A Shares	—	(40,136)	(11,194)	—
Waiver of distribution services fee—Class A2 Shares	—	—	—	(547,673)
Waiver of distribution service fee—Class S Shares	(1,428)	—	—	—
Waiver of distribution services fee—Corporate Shares	—	—	—	—
Waiver of distribution services fee—Institutional II Shares	(275,980)	(1,058,865)	(20,512)	(705,540)
Waiver of shareholder services fee—Class A Shares	(8,867)	—	—	—
Waiver of shareholder services fee—Class A2 Shares	—	—	—	(438,139)
Waiver of shareholder services fee—Institutional I Shares	(712,095)	(2,626,784)	(91,635)	(1,000,571)
Waiver of shareholder services fee—Class S Shares	(3,561)	—	—	—
Waiver of shareholder services fee—Corporate Shares	—	—	—	—
Waiver of transfer and dividend disbursing agent fees and expenses	(436)	(241)	(243)	(5,438)
Waiver of principal executive officer fee	(4,463)	(12,598)	(508)	(10,731)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,016,779)	(3,881,266)	(224,380)	(3,567,503)

Net Expenses	3,528,344	8,843,850	340,300	8,061,318

Net investment income	6,960,478	35,370,465	1,302,204	31,694,426

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized and unrealized gain on investments	—	—	2	—

Change in net assets resulting from operations	$6,960,478	$35,370,465	$1,302,206	$31,694,426

(Statements of Operations continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	29

Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$5,648,763	$2,073,020	$737,767

893,198	334,230	123,709
54,528	20,425	7,553
12,159	6,130	4,297
6,161	7,884	4,199
5,042	5,042	5,042
7,864	8,024	7,888
5,836	6,088	5,811
49,465	14,619	3,049
—	—	8,161
—	—	—
—	—	—
—	—	—
558,257	—	—
—	—	4,316
—	111,597	8,160
—	—	—
—	—	—
—	89,953	64,837
—	—	—
546,935	—	—
5,608	9,041	12,602
2,521	3,025	1,512
3,630	1,211	554
2,536	2,536	2,536
4,941	1,405	304
1,488	454	552
9,789	—	—
8,825	5,106	3,873
17,751	5,916	1,850
12,602	1,256	1,715

2,209,136	633,942	272,520

(380,737)	(25,391)	(17,007)
—	—	(1,632)
—	—	—
—	—	—
(558,258)	—	—
—	—	(2,593)
—	—	(8,161)
—	—	—
—	(89,953)	(64,837)
—	—	—
(456,899)	—	—
(255)	(361)	(239)
(1,778)	(518)	(113)

(1,397,927)	(116,223)	(94,582)

811,209	517,719	177,938

4,837,554	1,555,301	559,829

—	(6,666)	—

$4,837,554	$1,548,635	$559,829

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

30	STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund		U.S. Government Money Market Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$6,960,478	$32,310,554	$35,370,465	$119,878,178
Net realized gain (loss) on investments	—	—	—	—

Change in net assets resulting from operations	6,960,478	32,310,554	35,370,465	119,878,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(632,866)	(3,963,440)	(284,998)	(454,735)
Class A2 Shares	—	—	—	—
Class B Shares	—	—	—	—
Class S Shares	(91,140)	(910,742)	—	—
Corporate Shares	—	—	—	—
Institutional I Shares	(3,417,844)	(14,070,040)	(20,785,430)	(70,768,394)
Institutional II Shares	(2,685,999)	(13,489,472)	(13,233,876)	(49,948,524)

Change in net assets resulting from distributions to shareholders	(6,827,849)	(32,433,694)	(34,304,304)	(121,171,653)

SHARE TRANSACTIONS
Proceeds from sale of shares	2,877,989,072	3,789,096,844	3,384,072,800	8,838,210,205
Net asset value of shares issued to shareholders in payment of distributions declared	488,315	2,074,440	223,677	322,789
Cost of shares redeemed	(2,105,659,782)	(3,509,050,927)	(3,395,761,530)	(7,715,530,246)

Change in net assets resulting from share transactions	772,817,605	282,120,357	(11,465,053)	1,123,002,748

Change in net assets	772,950,234	281,997,217	(10,398,892)	1,121,709,273
NET ASSETS
Beginning of period	1,137,603,198	855,605,981	3,641,171,201	2,519,461,928

End of period	$1,910,553,432	$1,137,603,198	$3,630,772,309	$3,641,171,201

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$14,408	$(118,221)	$(229,879)	$(1,296,040)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	31

Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund
Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

$1,302,204	$3,187,545	$31,694,426	$106,795,921	$4,837,554	$16,990,845
2	56	—	—	—	—

1,302,206	3,187,601	31,694,426	106,795,921	4,837,554	16,990,845

(177,649)	(556,055)	(7,693,516)	(32,186,859)	—	—
—	—	(4,560,640)	(13,442,374)	—	—
—	—	(1,726)	(3,973)	—	—
—	—	(494,406)	(2,366,345)	—	—
—	—	—	—	(4,540,421)	(17,189,592)
(731,913)	(1,712,437)	(8,475,138)	(27,891,393)	—	—
(402,068)	(906,727)	(9,652,313)	(32,145,657)	—	—

(1,311,630)	(3,175,219)	(30,877,739)	(108,036,601)	(4,540,421)	(17,189,592)

171,189,927	304,901,792	3,726,100,321	8,226,173,427	829,558,010	1,996,772,247
143,740	484,060	10,874,595	30,832,558	1,494,064	5,089,659
(149,424,397)	(264,680,515)	(4,496,913,179)	(7,017,566,172)	(825,064,876)	(1,896,347,150)

21,909,270	40,705,337	(759,938,263)	1,239,439,813	5,987,198	105,514,756

21,899,846	40,717,719	(759,121,576)	1,238,199,133	6,284,331	105,316,009

131,407,503	90,689,784	3,254,507,542	2,016,308,409	454,774,875	349,458,866

$153,307,349	$131,407,503	$2,495,385,966	$3,254,507,542	$461,059,206	$454,774,875

$3,002	$12,428	$(417,658)	$(1,234,345)	$103,085	$(194,048)

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

32	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund
October 31, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,555,301	$3,211,843	$559,829	$783,506
Net realized gain (loss) on investments	(6,666)	31,305	—	—

Change in net assets resulting from operations	1,548,635	3,243,148	559,829	783,506

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(786,360)	(2,211,877)	(50,732)	(106,085)
Institutional I Shares	(765,725)	(1,013,004)	(479,048)	(623,183)
Institutional II Shares	—	—	(29,108)	(51,784)
Distributions from net realized gain on investments
Class A Shares	—	(14,490)	—	—
Institutional I Shares	—	(6,465)	—	—

Change in net assets resulting from distributions to shareholders	(1,552,085)	(3,245,836)	(558,888)	(781,052)

SHARE TRANSACTIONS
Proceeds from sale of shares	264,722,176	407,865,944	97,509,005	140,096,070
Net asset value of shares issued to shareholders in payment of distributions declared	597,893	1,742,853	46,355	102,089
Cost of shares redeemed	(229,442,704)	(371,141,014)	(71,003,602)	(91,054,708)

Change in net assets resulting from share transactions	35,877,365	38,467,783	26,551,758	49,143,451

Change in net assets	35,873,915	38,465,095	26,552,699	49,145,905
NET ASSETS
Beginning of period	149,917,150	111,452,055	69,237,412	20,091,507

End of period	$185,791,065	$149,917,150	$95,790,111	$69,237,412

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,921)	$(12,137)	$3,451	$2,510

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.005		0.033	0.043	0.028	0.011	0.004	(c)
Less Distribution from Net Investment Income	(0.005)		(0.033)	(0.043)	(0.028)	(0.011)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.53%		3.40%	4.42%	2.91%	1.07%	0.39%
Net Assets, End of Period (millions)	$156,311		$103,488	$108,698	$117,863	$152,536	$148,182
Ratios to Average Net Assets
Gross Expense	0.72	%(e)	0.76%	0.78%	1.02%	1.13%	0.93%
Net Expenses(b)	0.71	%(e)	0.74%	0.72%	0.79%	0.65%	0.61%
Net Investment Income	1.02	%(e)	3.32%	4.33%	2.84%	1.06%	0.40%

CLASS S SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.004		0.031	0.041	0.028	0.010	0.002	(c)
Less Distribution from Net Investment Income	(0.004)		(0.031)	(0.041)	(0.028)	(0.010)	(0.002)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.42%		3.14%	4.18%	2.88%	0.95%	0.22%
Net Assets, End of Period (millions)	$24,893		$21,153	$27,794	$28,842	$19,603	$16,013
Ratios to Average Net Assets
Gross Expense	0.98	%(e)	1.01%	1.03%	1.02%	1.13%	1.09%
Net Expenses(b)	0.93	%(e)	0.99%	0.96%	0.81%	0.76%	0.77%
Net Investment Income	0.81	%(e)	3.27%	4.10%	2.79%	0.98%	0.22%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.006		0.036	0.046	0.032	0.012	0.003	(c)
Less Distribution from Net Investment Income	(0.006)		(0.036)	(0.046)	(0.032)	(0.012)	(0.003)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.65%		3.66%	4.66%	3.22%	1.23%	0.33%
Net Assets, End of Period (millions)	$977,522		$565,532	$336,470	$337,038	$294,260	$288,113
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.75%	0.77%	0.78%	0.88%	0.90	%(e)
Net Expenses(b)	0.47	%(e)	0.49%	0.49%	0.49%	0.49%	0.47	%(e)
Net Investment Income	1.23	%(e)	3.64%	4.57%	3.20%	1.24%	0.47	%(e)

INSTITUTIONAL II SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.006		0.035	0.044	0.031	0.012	0.003	(c)
Less Distribution from Net Investment Income	(0.006)		(0.035)	(0.044)	(0.031)	(0.012)	(0.003)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.57%		3.51%	4.51%	3.10%	1.16%	0.28%
Net Assets, End of Period (millions)	$751,828		$447,430	$382,644	$396,703	$383,305	$353,773
Ratios to Average Net Assets
Gross Expense	0.72	%(e)	0.75%	0.77%	0.79%	0.88%	0.90	%(e)
Net Expenses(b)	0.61	%(e)	0.64%	0.63%	0.60%	0.56%	0.54	%(e)
Net Investment Income	1.03	%(e)	3.22%	4.40%	3.05%	1.13%	0.40	%(e)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

34	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.008		0.038	0.044	0.030	0.012	0.005 (c)
Less Distribution from Net Investment Income	(0.008)		(0.038)	(0.044)	(0.030)	(0.012)	(0.005)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.90%		3.97%	4.53%	3.06%	1.19%	0.46%
Net Assets, End of Period (millions)	$61,901		$26,789	$23,755	$5,504	$878	$649
Ratios to Average Net Assets
Gross Expense	0.97	%(e)	0.99%	1.01%	1.02%	1.11%	0.91%
Net Expenses(b)	0.71	%(e)	0.70%	0.72%	0.82%	0.69%	0.65%
Net Investment Income	1.78	%(e)	3.77%	4.67%	3.17%	1.23%	0.54%

INSTITUTIONAL I SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.009		0.041	0.047	0.034	0.014	0.007 (c)
Less Distribution from Net Investment Income	(0.009)		(0.041)	(0.047)	(0.034)	(0.014)	(0.007)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.00%		4.20%	4.83%	3.45%	1.45%	0.69%
Net Assets, End of Period (millions)	$2,027,566		$2,196,947	$1,420,028	$1,281,353	$1,210,017	$1,255,603
Ratios to Average Net Assets
Gross Expense	0.72	%(e)	0.73%	0.76%	0.76%	0.86%	0.79%
Net Expenses(b)	0.46	%(e)	0.45%	0.45%	0.43%	0.43%	0.42%
Net Investment Income	2.04	%(e)	3.97%	4.74%	3.41%	1.45%	0.69%

INSTITUTIONAL II SHARES	2008(d)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.009		0.040	0.046	0.033	0.014	0.006 (c)
Less Distribution from Net Investment Income	(0.009)		(0.040)	(0.046)	(0.033)	(0.014)	(0.006)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.95%		4.09%	4.74%	3.38%	1.38%	0.62%
Net Assets, End of Period (millions)	$1,541,305		$1,417,435	$1,075,679	$849,308	$786,260	$1,434,300
Ratios to Average Net Assets
Gross Expense	0.72	%(e)	0.73%	0.76%	0.76%	0.85%	0.86%
Net Expenses(b)	0.56	%(e)	0.55%	0.54%	0.50%	0.49%	0.48%
Net Investment Income	1.93	%(e)	3.88%	4.63%	3.36%	1.31%	0.59%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2008 (unaudited).
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	35

For a share outstanding throughout each year ended April 30, unless otherwise noted:

TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2008(c)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.008		0.024	0.027	0.020	0.009	0.004
Net realized and unrealized gain (loss)	—		0.001	—	—	—	—

Total Income (Loss) From Operations	0.008		0.025	0.027	0.020	0.009	0.004

Less Distributions From:
Net Investment Income	(0.008)		(0.025)	(0.027)	(0.020)	(0.009)	(0.004)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.008)		(0.025)	(0.027)	(0.020)	(0.009)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.80%		2.49%	2.78%	1.99%	0.89%	0.40%
Net Assets, End of Period (millions)	$20,458		$22,194	$19,781	$31,402	$54,013	$51,778
Ratios to Average Net Assets
Gross Expense	1.04	%(d)	1.08%	1.09%	1.09%	1.19%	1.10%
Net Expenses(b)	0.79	%(d)	0.79%	0.80%	0.75%	0.64%	0.62%
Net Investment Income	1.58	%(d)	2.44%	2.72%	1.97%	0.89%	0.40%

INSTITUTIONAL I SHARES	2008(c)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.010		0.028	0.031	0.023	0.011	0.006
Net realized and unrealized gain (loss)	—		0.001	—	—	—	—

Total Income (Loss) From Operations	0.010		0.029	0.031	0.023	0.011	0.006

Less Distributions From:
Net Investment Income	(0.010)		(0.029)	(0.031)	(0.023)	(0.011)	(0.006)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.010)		(0.029)	(0.031)	(0.023)	(0.011)	(0.006)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.01%		2.88%	3.19%	2.36%	1.14%	0.62%
Net Assets, End of Period (millions)	$85,859		$70,133	$41,617	$54,359	$62,563	$49,491
Ratios to Average Net Assets
Gross Expense	0.79	%(d)	0.90%	0.84%	0.84%	0.94%	0.82%
Net Expenses(b)	0.39	%(d)	0.39%	0.41%	0.39%	0.39%	0.40%
Net Investment Income	1.99	%(d)	2.75%	3.13%	2.32%	1.13%	0.62%

INSTITUTIONAL II SHARES	2008(c)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.009		0.026	0.030	0.022	0.011	0.005
Net realized and unrealized gain (loss)	—		0.001	—	—	—	—

Total Income (Loss) From Operations	0.009		0.027	0.030	0.022	0.011	0.005

Less Distributions From:
Net Investment Income	(0.009)		(0.027)	(0.030)	(0.022)	(0.011)	(0.005)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.009)		(0.027)	(0.030)	(0.022)	(0.011)	(0.005)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.93%		2.74%	3.04%	2.25%	1.07%	0.55%
Net Assets, End of Period (millions)	$46,991		$39,081	$29,292	$37,806	$41,640	$51,614
Ratios to Average Net Assets
Gross Expense	0.78	%(d)	0.82%	0.84%	0.84%	0.94%	0.83%
Net Expenses(b)	0.54	%(d)	0.54%	0.55%	0.50%	0.46%	0.47%
Net Investment Income	1.92	%(d)	2.64%	2.98%	2.23%	1.05%	0.54%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Six months ended October 31, 2008 (unaudited).
(d)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

36	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MONEY MARKET FUND

CLASS A SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.010		0.041	0.046	0.030	0.012	0.004
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	—

Total Income (Loss) From Operations	0.010		0.041	0.046	0.030	0.012	0.004

Less Distributions From:
Net Investment Income	(0.010)		(0.041)	(0.046)	(0.030)	(0.012)	(0.004)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.010)		(0.041)	(0.046)	(0.030)	(0.012)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.97%		4.14%	4.72%	3.06%	1.16%	0.41%
Net Assets, End of Period (millions)	$734,036		$837,674	$740,486	$745,488	$771,286	$924,016
Ratios to Average Net Assets
Gross Expense	0.72	%(f)	0.75%	0.78%	1.03%	1.14%	1.10%
Net Expenses(b)	0.67	%(f)	0.67%	0.63%	0.86%	0.73%	0.70%
Net Investment Income	1.94	%(f)	3.97%	4.62%	3.01%	1.13%	0.41%

CLASS A2 SHARES(d)	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.010		0.043	0.047	0.033	0.013	0.005
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	—

Total Income (Loss) From Operations	0.010		0.043	0.047	0.033	0.013	0.005

Less Distributions From:
Net Investment Income	(0.010)		(0.043)	(0.047)	(0.033)	(0.013)	(0.005)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.010)		(0.043)	(0.047)	(0.033)	(0.013)	(0.005)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.05%		4.35%	4.83%	3.33%	1.29%	0.51%
Net Assets, End of Period (millions)	$378,721		$459,544	$156,286	$8,961	$8,579	$3,242
Ratios to Average Net Assets
Gross Expense	0.97	%(f)	0.99%	1.03%	1.04%	1.14%	1.12%
Net Expenses(b)	0.47	%(f)	0.47%	0.49%	0.60%	0.61%	0.61%
Net Investment Income	2.14	%(f)	3.98%	4.85%	3.29%	1.43%	0.50%

CLASS B SHARES	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.006		0.033	0.039	0.028	0.009	0.001
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	—

Total Income (Loss) From Operations	0.006		0.033	0.039	0.028	0.009	0.001

Less Distributions From:
Net Investment Income	(0.006)		(0.033)	(0.039)	(0.028)	(0.009)	(0.001)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.006)		(0.033)	(0.039)	(0.028)	(0.009)	(0.001)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.58%		3.37%	4.01%	2.79%	0.86%	0.07%
Net Assets, End of Period (millions)	$419		$271	$116	$183	$171	$226
Ratios to Average Net Assets
Gross Expense	1.48	%(f)	1.49%	1.50%	1.45%	1.64%	1.98	%(f)
Net Expenses(b)	1.42	%(f)	1.42%	1.34%	1.08%	1.02%	1.19	%(f)
Net Investment Income	1.16	%(f)	2.96%	3.57%	2.80%	0.82%	1.17	%(f)

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	37

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MONEY MARKET FUND – (continued)

CLASS S SHARES	2008(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.008		0.038	0.043	0.030	0.010	0.002
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	—

Total Income (Loss) From Operations	0.008		0.038	0.043	0.030	0.010	0.002

Less Distributions From:
Net Investment Income	(0.008)		(0.038)	(0.043)	(0.030)	(0.010)	(0.002)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.008)		(0.038)	(0.043)	(0.030)	(0.010)	(0.002)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.82%		3.88%	4.40%	3.01%	0.97%	0.18%
Net Assets, End of Period (millions)	$53,081		$62,025	$61,091	$45,691	$47,094	$53,238
Ratios to Average Net Assets
Gross Expense	0.97	%(f)	1.00%	1.03%	1.04%	1.14%	1.18%
Net Expenses(b)	0.92	%(f)	0.92%	0.93%	0.91%	0.92%	0.94%
Net Investment Income	1.69	%(f)	3.75%	4.33%	2.97%	0.96%	0.18%

INSTITUTIONAL I SHARES	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.011		0.043	0.048	0.035	0.015	0.006
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	0.000	(c)

Total Income (Loss) From Operations	0.011		0.043	0.048	0.035	0.015	0.006

Less Distributions From:
Net Investment Income	(0.011)		(0.043)	(0.048)	(0.035)	(0.015)	(0.006)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.011)		(0.043)	(0.048)	(0.035)	(0.015)	(0.006)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.08%		4.40%	4.92%	3.52%	1.48%	0.48%
Net Assets, End of Period (millions)	$855,149		$790,578	$502,907	$508,399	$563,829	$698,792
Ratios to Average Net Assets
Gross Expense	0.73	%(f)	0.74%	0.78%	0.79%	0.88%	0.93	%(f)
Net Expenses(b)	0.42	%(f)	0.42%	0.43%	0.41%	0.41%	0.42	%(f)
Net Investment Income	2.18	%(f)	4.09%	4.82%	3.46%	1.48%	0.69	%(f)

INSTITUTIONAL II SHARES	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.010		0.042	0.047	0.034	0.014	0.004
Net realized and unrealized gain (loss)	—		—	—	—	0.000 (c)	—

Total Income (Loss) From Operations	0.010		0.042	0.047	0.034	0.014	0.004

Less Distributions From:
Net Investment Income	(0.010)		(0.042)	(0.047)	(0.034)	(0.014)	(0.004)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.010)		(0.042)	(0.047)	(0.034)	(0.014)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.03%		4.29%	4.82%	3.43%	1.41%	0.43%
Net Assets, End of Period (millions)	$473,979		$1,104,416	$555,422	$550,498	$326,475	$359,579
Ratios to Average Net Assets
Gross Expense	0.72	%(f)	0.74%	0.78%	0.79%	0.88%	0.93	%(f)
Net Expenses(b)	0.51	%(f)	0.52%	0.53%	0.50%	0.48%	0.49	%(f)
Net Investment Income	2.12	%(f)	3.93%	4.73%	3.48%	1.41%	0.62	%(f)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

38	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2008(e)		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.010		0.043	0.048	0.034	0.015		0.007
Net realized and unrealized gain (loss)	—		—	—	—	(0.000	)(d)	—

Total Income (Loss) From Operations	0.010		0.043	0.048	0.034	0.015		0.007

Less Distributions From:
Net Investment Income	(0.010)		(0.043)	(0.048)	(0.034)	(0.015)		(0.007)
Net Realized gains	—		—	—	—	—		—

Total Distributions	(0.010)		(0.043)	(0.048)	(0.034)	(0.015)		(0.007)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Total Return(a)	1.04%		4.44%	4.94%	3.49%	1.48%		0.68%
Net Assets, End of Period (millions)	$461,059		$454,775	$349,459	$313,897	$308,968		$249,771
Ratios to Average Net Assets
Gross Expense	0.99	%(f)	0.97%	1.03%	1.03%	1.14%		1.05%
Net Expenses(b)	0.36	%(f)	0.37%	0.40%	0.43%	0.42%		0.42%
Net Investment Income	2.17	%(f)	4.19%	4.83%	3.44%	1.48%		0.66%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Represents less than $0.001.
(e)	Six months ended October 31, 2008 (unaudited).
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	39

For a share outstanding throughout each year ended April 30, unless otherwise noted:

NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.008		0.024	0.028	0.020	0.009	0.004
Net realized and unrealized gain (loss)	—		0.000 (c)	—	—	0.000 (c)	0.000	(c)

Total Income (Loss) From Operations	0.008		0.024	0.028	0.020	0.009	0.004

Less Distributions From:
Net Investment Income	(0.008)		(0.024)	(0.028)	(0.020)	(0.009)	(0.004)
Net Realized gains	—		0.000 (c)	—	—	0.000 (c)	—

Total Distributions	(0.008)		(0.024)	(0.028)	(0.020)	(0.009)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.85%		2.47%	2.86%	2.04%	0.90%	0.43%
Net Assets, End of Period (millions)	$87,804		$100,280	$80,685	$98,113	$116,150	$127,463
Ratios to Average Net Assets
Gross Expense	0.76	%(e)	0.80%	0.84%	1.06%	1.18%	1.02%
Net Expenses(b)	0.72	%(e)	0.74%	0.72%	0.71%	0.64%	0.63%
Net Investment Income	1.66	%(e)	2.36%	2.81%	2.02%	0.88%	0.44%

INSTITUTIONAL I SHARES	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.009		0.025	0.030	0.022	0.009	0.002
Net realized and unrealized gain (loss)	—		0.002	—	—	0.000 (c)	0.000	(c)

Total Income (Loss) From Operations	0.009		0.027	0.030	0.022	0.009	0.002

Less Distributions From:
Net Investment Income	(0.009)		(0.027)	(0.030)	(0.022)	(0.009)	(0.002)
Net Realized gains	—		0.000 (c)	—	—	0.000 (c)	—

Total Distributions	(0.009)		(0.027)	(0.030)	(0.022)	(0.009)	(0.002)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.96%		2.72%	3.08%	2.24%	0.92%	0.23%
Net Assets, End of Period (millions)	$97,988		$49,637	$30,767	$27,958	$27,306	$35,853
Ratios to Average Net Assets
Gross Expense	0.76	%(e)	0.80%	0.85%	0.85%	0.93%	0.90	%(e)
Net Expenses(b)	0.48	%(e)	0.49%	0.50%	0.52%	0.62%	0.64	%(e)
Net Investment Income	2.12	%(e)	2.52%	3.02%	2.22%	0.89%	0.41	%(e)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

40	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2008(e)		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.008		0.025	0.028	0.019	0.008	0.001
Net realized and unrealized gain (loss)	—		—	—	—	—	—

Total Income (Loss) From Operations	0.008		0.025	0.028	0.019	0.008	0.001

Less Distributions From:
Net Investment Income	(0.008)		(0.025)	(0.028)	(0.019)	(0.008)	(0.001)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.008)		(0.025)	(0.028)	(0.019)	(0.008)	(0.001)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.83%		2.50%	2.81%	1.96%	0.79%	0.13%
Net Assets, End of Period (millions)	$5,690		$6,320	$3,817	$663	$832	$222
Ratios to Average Net Assets
Gross Expense	1.11	%(d)	1.30%	1.41%	1.42%	1.74%	1.75	%(d)
Net Expenses(b)	0.75	%(d)	0.75%	0.77%	0.80%	0.77%	0.82	%(d)
Net Investment Income	1.58	%(d)	2.41%	2.83%	1.94%	0.86%	0.26	%(d)

INSTITUTIONAL I SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.009		0.027	0.030	0.022	0.010	0.004
Net realized and unrealized gain (loss)	—		—	—	—	—	—

Total Income (Loss) From Operations	0.009		0.027	0.030	0.022	0.010	0.004

Less Distributions From:
Net Investment Income	(0.009)		(0.027)	(0.030)	(0.022)	(0.010)	(0.004)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.009)		(0.027)	(0.030)	(0.022)	(0.010)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.93%		2.71%	3.03%	2.20%	0.96%	0.45%
Net Assets, End of Period (millions)	$87,000		$59,232	$15,343	$29,677	$20,758	$15,361
Ratios to Average Net Assets
Gross Expense	0.85	%(d)	1.04%	1.16%	1.18%	1.47%	1.24%
Net Expenses(b)	0.55	%(d)	0.55%	0.57%	0.58%	0.59%	0.59%
Net Investment Income	1.85	%(d)	2.46%	2.96%	2.22%	0.95%	0.44%

INSTITUTIONAL II SHARES	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.009		0.026	0.029	0.021	0.010	0.004
Net realized and unrealized gain (loss)	—		—	—	—	—	—

Total Income (Loss) From Operations	0.009		0.026	0.029	0.021	0.010	0.004

Less Distributions From:
Net Investment Income	(0.009)		(0.026)	(0.029)	(0.021)	(0.010)	(0.004)
Net Realized gains	—		—	—	—	—	—

Total Distributions	(0.009)		(0.026)	(0.029)	(0.021)	(0.010)	(0.004)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.88%		2.61%	2.97%	2.17%	0.96%	0.44%
Net Assets, End of Period (millions)	$3,100		$3,685	$931	$1,020	$1,894	$671
Ratios to Average Net Assets
Gross Expense	0.86	%(d)	1.03%	1.15%	1.15%	1.47%	1.25%
Net Expenses(b)	0.64	%(d)	0.65%	0.65%	0.58%	0.59%	0.53%
Net Investment Income	1.69	%(d)	2.38%	2.90%	2.12%	1.02%	0.54%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(d)	Computed on an annualized basis.
(e)	Six months ended October 31, 2008 (unaudited).

See Notes which are an integral part of the Financial Statements

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	41

MTB Group of Funds

October 31, 2008

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

(d)	Diversified

All shares of the funds have equal rights with respect to voting, except on class-specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation – The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of May 1, 2008, the beginning of each Fund’s current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s net assets as of October 31, 2008 is included with each Fund’s Portfolio of Investments.

Repurchase Agreements – It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess

(continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

42	NOTES TO FINANCIAL STATEMENTS

of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has reviewed the tax positions for the open tax year as of April 30, 2008, and have determined that there is no impact resulting from the adoption of this interpretation on the Funds financial statements.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	43

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	U.S. Treasury Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	596,852,346	$596,852,346	1,302,398,552	$1,302,398,552
Shares issued to shareholders in payment of distributions declared	457,095	457,095	2,065,014	2,065,014
Shares redeemed	(544,497,400)	(544,497,400)	(1,309,652,736)	(1,309,652,736)

Net change resulting from Class A Shares transactions	52,812,041	$52,812,041	(5,189,170)	$(5,189,170)

Class S Shares
Shares sold	84,782,791	$84,782,791	161,385,737	$161,385,737
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(81,043,754)	(81,043,754)	(168,017,989)	(168,017,989)

Net change resulting from Class S Shares transactions	3,739,037	$3,739,037	(6,632,252)	$(6,632,252)

Institutional I Shares
Shares sold	1,024,918,743	$1,024,918,743	1,122,522,023	$1,122,522,023
Shares issued to shareholders in payment of distributions declared	31,220	31,220	9,426	9,426
Shares redeemed	(613,042,616)	(613,042,616)	(893,414,428)	(893,414,428)

Net change resulting from Institutional I Shares transactions	411,907,347	$411,907,347	229,117,021	$229,117,021

Institutional II Shares
Shares sold	1,171,435,192	$1,171,435,192	1,202,790,532	$1,202,790,532
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(867,076,012)	(867,076,012)	(1,137,965,773)	(1,137,965,774)

Net change resulting from Institutional II Shares transactions	304,359,180	$304,359,180	64,824,759	$64,824,758

Net change resulting from share transactions	772,817,605	$772,817,605	282,120,358	$282,120,357

	US Government Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	83,367,896	$83,367,896	131,969,885	$131,969,885
Shares issued to shareholders in payment of distributions declared	223,677	223,677	322,788	322,789
Shares redeemed	(48,479,371)	(48,479,371)	(129,253,631)	(129,253,630)

Net change resulting from Class A Shares transactions	35,112,202	$35,112,202	3,039,042	$3,039,044

Institutional I Shares
Shares sold	1,247,118,406	$1,247,118,406	2,822,978,704	$2,822,978,704
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,417,149,198)	(1,417,149,198)	(2,045,417,416)	(2,045,417,416)

Net change resulting from Institutional I Shares transactions	(170,030,792)	$(170,030,792)	777,561,288	$777,561,288

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

44	NOTES TO FINANCIAL STATEMENTS

	US Government Money Market Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Institutional II Shares
Shares sold	2,053,586,498	$2,053,586,498	5,883,261,616	$5,883,261,616
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,930,132,961)	(1,930,132,961)	(5,540,859,200)	(5,540,859,200)

Net change resulting from Institutional II Shares transactions	123,453,537	$123,453,537	342,402,416	$342,402,416

Net change resulting from share transactions	(11,465,053)	$(11,465,053)	1,123,002,746	$1,123,002,748

	Tax-Free Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	22,224,520	$22,224,520	25,499,039	$25,499,039
Shares issued to shareholders in payment of distributions declared	143,740	143,740	484,060	484,060
Shares redeemed	(24,103,760)	(24,103,760)	(23,571,538)	(23,571,538)

Net change resulting from Class A Shares transactions	(1,735,500)	$(1,735,500)	2,411,561	$2,411,561

Institutional I Shares
Shares sold	57,898,822	$57,898,822	162,748,041	$162,748,041
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(42,172,441)	(42,172,441)	(134,237,382)	(134,237,382)

Net change resulting from Institutional I Shares transactions	15,726,381	$15,726,381	28,510,659	$28,510,659

Institutional II Shares
Shares sold	91,066,585	$91,066,585	116,654,712	$116,654,712
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(83,148,196)	(83,148,196)	(106,871,595)	(106,871,595)

Net change resulting from Institutional II Shares transactions	7,918,389	$7,918,389	9,783,117	$9,783,117

Net change resulting from share transactions	21,909,270	21,909,270	40,705,337	40,705,337

	Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	1,466,821,208	$1,466,821,208	3,400,731,250	$3,400,731,253
Shares issued to shareholders in payment of distributions declared	5,601,023	5,601,023	18,743,703	18,746,228
Shares redeemed	(1,576,164,448)	(1,576,164,448)	(3,321,941,787)	(3,321,941,787)

Net change resulting from Class A Shares transactions	(103,742,217)	$(103,742,217)	97,533,166	$97,535,694

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	45

	Money Market Fund (continued)
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A2 Shares*
Shares sold	118,208,851	$118,208,851	479,652,773	$479,652,640
Shares issued to shareholders in payment of distributions declared	4,820,347	4,820,347	11,333,246	11,333,243
Shares redeemed	(203,982,793)	(203,982,793)	(187,547,979)	(187,547,980)

Net change resulting from Class A2 Shares* transactions	(80,953,595)	$(80,953,595)	303,438,040	$303,437,903

Class B Shares
Shares sold	341,396	$341,396	330,563	$330,563
Shares issued to shareholders in payment of distributions declared	1,705	1,705	3,053	3,053
Shares redeemed	(195,225)	(195,225)	(178,451)	(178,451)

Net change resulting from Class B Shares transactions	147,876	$147,876	155,165	$155,165

Class S Shares
Shares sold	309,017,744	$309,017,744	654,565,618	$654,565,618
Shares issued to shareholders in payment of distributions declared	89	89	1,587	1,587
Shares redeemed	(317,981,867)	(317,981,867)	(653,614,942)	(653,614,942)

Net change resulting from Class S Shares transactions	(8,964,034)	$(8,964,034)	952,263	$952,263

Institutional I Shares
Shares sold	983,941,803	$983,941,803	1,710,714,332	$1,710,714,331
Shares issued to shareholders in payment of distributions declared	447,813	447,813	746,323	746,323
Shares redeemed	(920,068,777)	(920,068,777)	(1,423,531,427)	(1,423,531,427)

Net change resulting from Institutional I Shares transactions	64,320,839	$64,320,839	287,929,228	$287,929,227

Institutional II Shares
Shares sold	847,769,319	$847,769,319	1,980,179,022	$1,980,179,022
Shares issued to shareholders in payment of distributions declared	3,618	3,618	2,124	2,124
Shares redeemed	(1,478,520,069)	(1,478,520,069)	(1,430,751,585)	(1,430,751,585)

Net change resulting from Institutional II Shares transactions	(630,747,132)	$(630,747,132)	549,429,561	$549,429,561

Net change resulting from share transactions	(759,938,263)	(759,938,263)	1,239,437,423	1,239,439,813

*	Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

	Prime Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Corporate Shares**
Shares sold	829,558,010	$829,558,010	1,996,772,247	$1,996,772,247
Shares issued to shareholders in payment of distributions declared	1,494,064	1,494,064	5,089,659	5,089,659
Shares redeemed	(825,064,876)	(825,064,876)	(1,896,347,148)	(1,896,347,150)

Net change resulting from transactions	5,987,198	$5,987,198	105,514,758	$105,514,756

**	Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund were renamed Corporate Shares

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

46	NOTES TO FINANCIAL STATEMENTS

	New York Tax-Free Money Market
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	121,770,088	$121,770,088	255,315,018	$255,315,023
Shares issued to shareholders in payment of distributions declared	548,070	548,070	1,697,102	1,697,101
Shares redeemed	(134,795,436)	(134,795,436)	(237,414,192)	(237,414,193)

Net change resulting from Class A Shares transactions	(12,477,278)	$(12,477,278)	19,597,928	$19,597,931

Institutional I Shares
Shares sold	142,952,088	$142,952,088	152,550,921	$152,550,921
Shares issued to shareholders in payment of distributions declared	49,823	49,823	45,752	45,752
Shares redeemed	(94,647,268)	(94,647,268)	(133,726,597)	(133,726,821)

Net change resulting from Institutional I Shares transactions	48,354,643	$48,354,643	18,870,076	$18,869,852

Net change resulting from share transactions	35,877,365	$35,877,365	38,468,004	$38,467,783

	Pennsylvania Tax-Free Money Market Fund
	Six-Months Ended 10/31/08		Year Ended 4/30/08
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	8,901,974	$8,901,974	14,367,429	$14,367,429
Shares issued to shareholders in payment of distributions declared	42,809	42,809	90,351	90,351
Shares redeemed	(9,575,378)	(9,575,378)	(11,956,267)	(11,956,267)

Net change resulting from Class A Shares transactions	(630,595)	$(630,595)	2,501,513	$2,501,513

Institutional I Shares
Shares sold	84,987,729	$84,987,729	117,155,179	$117,155,180
Shares issued to shareholders in payment of distributions declared	3,546	3,546	11,736	11,735
Shares redeemed	(57,223,705)	(57,223,705)	(73,279,225)	(73,279,226)

Net change resulting from Institutional I Shares transactions	27,767,570	$27,767,570	43,887,690	$43,887,689

Institutional II Shares
Shares sold	3,619,303	$3,619,302	8,573,461	$8,573,461
Shares issued to shareholders in payment of distributions declared	—	—	3	3
Shares redeemed	(4,204,519)	(4,204,519)	(5,819,215)	(5,819,215)

Net change resulting from Institutional II Shares transactions	(585,216)	$(585,217)	2,754,249	$2,754,249

Net change resulting from share transactions	26,551,759	$26,551,758	49,143,452	$49,143,451

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October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	47

4.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to an expiring capital loss carryforward. For the year ended April 30, 2008, permanent differences identified and reclassified among the components of net assets for Tax-Free Money Market Fund were as follows:

Accumulated Net Realized Loss	Paid in Capital
$819	$(819)

Net investment income (loss), net realized gain (loss), and net assets were not affected by this reclassification

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007 was as follows:

Fund	2008 Ordinary Income*		2007 Ordinary Income*
U.S. Treasury Money Market Fund	$32,433,694		$39,129,837
U.S. Government Money Market Fund	121,171,653		116,732,747
Tax-Free Money Market Fund	3,175,219	**	3,589,397	***
Money Market Fund	108,036,601		92,434,768
Prime Money Market Fund	17,189,592		14,901,873
New York Tax-Free Money Market Fund	3,245,836	**	3,615,125	***
Pennsylvania Tax-Free Money Market Fund	781,052	**	829,803	***

*	For Tax purpose short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,175,219, $3,224,881 and $781,052 for Tax-Free Money Market Fund, New York Tax-Free
Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

***	Included in this amount is tax exempt income of $3,589,397, $3,615,125 and $829,803 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed (Distribution in Excess of) Ordinary Income	Capital Gain/Loss Carryforward
U.S. Treasury Money Market Fund	(118,221)	(33)
U.S. Government Money Market Fund	(1,296,040)	—
Tax-Free Money Market Fund	12,428 *	(570)
Money Market Fund	(1,234,345)	(11,291)
Prime Money Market Fund	(194,048)	(2,927)
New York Tax-Free Money Market Fund	(2,132)*	5
Pennsylvania Tax-Free Money Market Fund	2,510 *	—

*	Included in this amount is tax exempt income of $12,428, $(2,132) and $2,510 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

At April 30, 2008, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in					Total Capital Loss
Fund Name	2010	2011	2012	2013	2014	Carryforwards
U.S. Treasury Money Market Fund	$—	$—	$—	$—	$33	$33
Tax-Free Money Market Fund	570	—	—	—	—	570
Money Market Fund	—	11,291	—	—	—	11,291
Prime Money Market Fund	—	2,750	—	—	177	2,927

The New York Tax-Free Money Market Funds used capital loss carryforwards of $340 to offset taxable capital gains realized during the year ended April 30, 2008. The Tax-Free Money Market Fund used capital loss carryforwards of $56 to offset taxable capital gain realized during the year ended April 30, 2008 and had $819 of expired capital loss carryforward for the year ended April 30, 2008.

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SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

48	NOTES TO FINANCIAL STATEMENTS

5.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2008, the Adviser voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year to the net expense ratios shown in each Fund’s financial highlights. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

Administrative Fee – Effective April 1, 2008 MTB Investment Advisors, Inc. (“MTBIA”) replaced M&T Securities, Inc. (“M&T”) as co-administrator to the Trust. MTBIA, in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds.

Administrative services were provided for at an aggregate annual fee as specified below:

Fees payable to MTBIA (effective May 1, 2008 through October 31, 2008)

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Effective September 10, 2007, the Trust entered into a fund administration and accounting agreement and custody agreement with The Bank of New York Mellon. Fees for such services are based on assets and volume of transactions.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (ALPS), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

Effective November 16, 2007, ALPS Distributors, Inc. replaced Edgewood as principal distributor of the Funds. For the period November 16, 2007 through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Distributors, Inc, for transfer agency services when the total expenses payable to all funds exceed $1,047,803 per year. These amounts are shown as waivers on the Statement of Operations.

The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time at its sole discretion. In addition, a financial intermediary may waive or reduce any fees to which they are entitled. For the period May 1, 2008 through October 31, 2008, ALPS Distributors Inc., did not retain any fees paid by the Funds.

Foreside Management Services. LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the period from September 10, 2007 through September 10, 2008, the Bank of New York Mellon has agreed to pay FMS’ fee in excess of $135,000 per annum. For the twelve month period ending September 10, 2009, Bank of New York Mellon will pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as waivers on the Statement of Operations.

Sales Charges – Class B Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS Fund Services, Inc., the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Dealer Agreement with ALPS Distributors, Inc., under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive, reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive, reimburse or reduce any fees to which they are entitled. For the six months ended October 31, 2008 neither ALPS Distributors, Inc., nor any affiliate received any fees paid by the Funds. ALPS Distributors, Inc. also did not receive any fees paid by the Funds for the period December 1, 2007 through April 30, 2008. For the six months ended October 31, 2008, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained
MTB U.S. Treasury Money Market Fund	$125,511
MTB U.S. Government Money Market Fund	1,698
MTB Tax Free Money Market Fund	183
MTB Money Market Fund	690,177
MTB Prime Money Market Fund	83,297
MTB New York Tax-Free Money Market Fund	50,108

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

(continued next page)

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	49

6.	CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 21.4% for New York Tax-Free Money Market Fund and 16.4% for Pennsylvania Tax-Free Money Market Fund of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.4% for New York Tax-Free Money Market Fund and 8.5% for Pennsylvania Tax-Free Money Market Fund.

7.	LINE OF CREDIT

The Funds participated in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with The Bank of New York Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

9.	OTHER

On October 7, 2008, the Board of Trustees approved the participation of Prime Money Market Fund, Money Market Fund, Tax Free Money Market Fund, U.S. Government Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and U.S. Treasury Money Market Fund (collectively the “Funds”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 3, 2008, the Board of Trustees approved the funds participation in the Program which was extended through April 30, 2009.

The Funds are responsible for payment of fees required to participate in the Program. The participation fees for the initial three-month term of the Program and the extension through April 30, 2009, are 0.01% and 0.015%, respectively, of the net asset value of each Fund as of September 19, 2008. This expense will be borne by each Fund without regard to any expense limitation currently in effect for the Fund and therefore shared among all shareholders while the program is in effect. If the program is further extended, each fund will consider whether to continue to participate.

While the Program is in effect, shareholders of record of a participating fund on September 19, 2008 who continuously maintain a positive account balance in that fund from the period of September 19, 2008 until the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”) will be protected up to the lesser of (a) the number of shares owned by record holder on September 19, 2008 or (b) The number of shares owned by the record holder on the date of the Guarantee Event. A shareholder will receive the lesser of these two amounts even if his or her account balance fluctuates to zero after September 19, 2008, provided the account has remained open continuously since September 19, 2008. However, if a shareholder who owns shares covered by the program closes his or her account or transfers shares to a new account, the shares will not be covered. “Sweep” type accounts also will be protected up to that amount despite having values that fluctuate to zero after September 19, 2008.

10.	SUBSEQUENT EVENT

Termination of New Shares Purchases of Class B Shares – Effective on the close of business on December 31, 2008, the Funds’ Class B Shares will no longer be available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date will retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. They will also retain the ability to exchange their Class B Shares for Class B Shares of other funds in the MTB Group of Funds. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

(continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

50	NOTES TO FINANCIAL STATEMENTS

U.S. Treasury Money Market Fund – The current market environment, including declining interest rates and low yields on U.S. Treasury securities, has reduced opportunities for the MTB U.S. Treasury Money Market Fund (the “Fund”) to invest new cash flows. In an effort to protect existing shareholders, the Fund’s investment advisor, MTB Investment Advisors, Inc., is taking steps to limit investments into the Fund. Effective December 23, 2008, the Fund will stop accepting purchases from new investors (defined as investors who do not have an account with the Fund as of December 23, 2008) with respect to all classes of shares of the Fund.

Customers who have an account with the Fund on December 23, 2008, including through an intermediary, will continue to be allowed to purchase shares of the Fund. However, large purchases (generally those in excess of $5 million) may be rejected to protect, to the best of the Fund’s ability, the best interests of current shareholders. Those restrictions on purchases of Fund shares may be modified at any time without further notice.

As stated in the Fund’s prospectuses, the Fund reserves the right to reject any purchase request for any reason. Please note that the foregoing limitations on purchases do not relate to the rights of shareholders to redeem their shares of the Fund.

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 17-18, 2008 (“September Meeting”), the Trustees of the Trust, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreements with the Advisor for each Fund.

In reaching its decisions to approve the continuation of the investment advisory agreements for each Fund, the Trustees considered information furnished and discussed throughout the year at regularly scheduled board meetings as well as information that was provided at the Trustees’ request in relation to the renewal of the agreements for the September Meeting. The Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds.

The information that was furnished at board meetings throughout the year included MTBIA’s analysis of each Fund’s investment performance, presentations given by representatives of MTBIA, and various reports on compliance and other services provided to the Funds by MTBIA. In preparation for the September Meeting, the Independent Trustees requested, received and considered, among other things: (1) information on each Fund’s investment performance over various time periods and the fees and expenses of each Fund, as compared to a comparable group of funds (each, a “Peer Group”); (2) the nature, extent and quality of services provided by MTBIA and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (3) the actual investment advisory fees paid by each Fund to MTBIA; (4) the costs of providing services to each Fund and the profitability of MTBIA from its relationship with the Funds; and (5) other benefits accruing to MTBIA or its affiliates as a result of the relationship with the Funds.

In considering the information described above, the Independent Trustees received assistance from and met separately with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations. The Trustees considered and addressed each Fund separately during the September Meeting.

Based on all of the information presented, the Trustees, including a majority of the Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the investment advisory agreements are reasonable in relation to the services that are provided under the agreements. In view of the broad scope and variety of factors and information considered, the Trustees did not find it practicable to assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the investment advisory agreement for each Fund. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Some of the specific factors that were relevant to the Trustee’s decisions to approve the continuance of the investment advisory agreements are set forth below. In general, the Trustees concluded that their analysis of the factors below supported approval of the investment advisory agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Trustees recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; and (5) the provision of certain administrative services to the Funds. The Trustees considered information about MTBIA’s investment management process in managing the relevant Funds and the experience and capability of its personnel who are responsible for the portfolio management. The Trustees also considered the history, organizational structure, financial condition and reputation of MTBIA and the qualifications and background of its personnel.

Investment Performance

The Trustees considered performance reports and discussions held at prior board meetings, as well as information that was provided at the September Meeting. For instance, the Trustees reviewed the performance of the Funds over the most recent 1-year period and the annualized performance over the most recent 3-year and 5-year periods, as relevant for each Fund, and as compared to each Fund’s Peer Group.

The Trustees reviewed and discussed with MTBIA information about each Fund’s performance compared to its Peer Group. The Trustees noted MTBIA’s explanation of each Fund’s performance, including the conservative approach to the management by MTBIA of credit risk and liquidity in each Fund.

The Costs of the Services to be Provided

The Trustees also gave substantial consideration to the fees payable by each Fund under the investment advisory agreements. Among other things, the Trustees reviewed comparative information about each Fund’s contractual investment advisory fee rate, actual investment advisory fee rate (which included the effect of any fee waivers), and the total expenses of each Fund (which included the effect of any fee waivers), as a percentage of the average net assets of the Fund. Based on the data provided on investment advisory fee rates, on a Fund-by-Fund basis, the Trustees observed that: (1) the contractual investment advisory fee rate for each Fund, except the MTB Pennsylvania Tax Free Money Market Fund, was above the median of its respective Peer Group; and (2) the actual investment advisory fee rate (after taking into account any applicable fee waivers) for each Fund was above the median of its respective Peer Group.

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

52

In considering the levels of fees to be paid by each Fund, the Trustees took into account, among other things, management’s explanation that the actual investment advisory fees of each Fund are below the contractual investment advisory fees due to voluntary waivers, and the actual total expenses of any Fund that are above the median level of its applicable Peer Group remain within a reasonable range of total expenses. The Trustees were satisfied with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

Profitability

The Trustees reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. The Trustees considered MTBIA’s analyses and assessments, observing the limited availability of third-party comparative information concerning profitability.

Economies of Scale

In response to questions from the Independent Trustees, MTBIA also provided information regarding the notion of possible realization of “economies of scale” as a Fund grows larger. Accordingly, the Trustees considered MTBIA’s assessments of potential economies of scale.

Other Benefits

The Trustees considered the “fall-out” or ancillary benefits that may accrue to MTBIA as a result of its relationship with the relevant Funds. In that regard, the Trustees considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements.

*    *    *

The Trustees based their decisions to renew the agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Trustees find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Trustees concluded that the level of fees paid by each Fund to MTBIA is reasonable. As a result, the Trustees, including a majority of the Independent Trustees, approved the investment advisory agreements.

October 31, 2008 (unaudited)  /  SEMI-ANNUAL REPORT

53

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

SEMI-ANNUAL REPORT  /  October 31, 2008 (unaudited)

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/08)

1-800-836-2211  /  mtbfunds.com

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-000-1208

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of the Form.

(b) Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) and by Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3) Not applicable

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date: December 29, 2008

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date: December 29, 2008

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date: December 29, 2008